File Nos. 333-111049 and 811-05618

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ( )
           Pre-Effective Amendment No.                                   ( )
                                            ------------
                                            ------------
           Post-Effective Amendment No.          4                       (X)
                                            ------------
                                                  and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ( )
           Amendment No.                        211                      (X)
                                            ------------


                        (CHECK APPROPRIATE BOX OR BOXES.)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (NAME OF DEPOSITOR)

               5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (763) 765-2913
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                           MINNEAPOLIS, MN 55416-1297
                                 (763) 765-2913
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on May 1, 2007 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
May 1, 2007

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS

                          THE ALLIANZ HIGH FIVE(TM) BONUS
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                     ALLIANZ LIFE(R) VARIABLE ACCOUNT B AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).


The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the value of the Contract and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy Notice in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.


Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


We currently offer the Investment Options listed on the following page. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choices we offer under our general account are the Fixed Period Accounts (FPAs). You can only allocate up to 50% of any Purchase Payment (including the bonus) to the FPAs. However, we may transfer more than 50% of the total Purchase Payments (not including any bonus) to the FPAs beginning on the second Contract Anniversary. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

BECAUSE THE CONTRACT INCLUDES THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT, IT IS SUBJECT TO SYSTEMATIC TRANSFERS BETWEEN YOUR SELECTED INVESTMENT OPTIONS AND THE FPAS. THIS MEANS THAT YOU MAY NOT ALWAYS BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS AND THE VALUE OF YOUR CONTRACT MAY POTENTIALLY BE LESS THAN IT WOULD HAVE BEEN IF YOU PURCHASED AN ANNUITY WITHOUT THE GAV BENEFIT. TRANSFERS OUT OF THE FPAS MAY BE SUBJECT TO A MARKET VALUE ADJUSTMENT THAT MAY INCREASE OR DECREASE THE VALUE OF YOUR CONTRACT AND/OR THE AMOUNT OF THE TRANSFER.


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                                       2


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
--------------------------------------------------------------------------------
AIM
AZL(SM) AIM Basic Value Fund
AZL(SM) AIM International Equity Fund

CLEARBRIDGE
AZL(SM) LMP Large Cap Growth Fund
AZL(SM) LMP Small Cap Growth Fund

COLUMBIA
AZL(SM) Columbia Technology Fund

DAVIS
AZL(SM) Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL(SM) Dreyfus Founders Equity Growth Fund
AZL(SM) Dreyfus Premier Small Cap Value Fund
AZL(SM) S&P 500 Index Fund
AZL(SM) Small Cap Stock Index Fund
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.

FIRST TRUST
AZL(SM) First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL(SM) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(1)
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL Fusion(SM) Balanced Fund
AZL Fusion(SM) Growth Fund
AZL Fusion(SM) Moderate Fund

JENNISON
AZL(SM) Jennison 20/20 Focus Fund
AZL(SM) Jennison Growth Fund
Jennison 20/20 Focus Portfolio

LEGG MASON
AZL(SM) Legg Mason Growth Fund
AZL(SM) Legg Mason Value Fund

NEUBERGER BERMAN
AZL(SM) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL(SM) NACM International Fund

OPPENHEIMER CAPITAL
AZL(SM) OCC Opportunity Fund
AZL(SM) OCC Renaissance Fund
AZL(SM) OCC Value Fund
OpCap Mid Cap Portfolio

OPPENHEIMER FUNDS
AZL(SM) Oppenheimer Developing Markets Fund
AZL(SM) Oppenheimer Global Fund
AZL(SM) Oppenheimer International Growth Fund
AZL(SM) Oppenheimer Main Street Fund
Oppenheimer High Income Fund/VA

PIMCO
AZL(SM) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
AZL(SM) Money Market Fund
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

SCHRODER
AZLSM Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund

VAN KAMPEN
AZL(SM) Van Kampen Aggressive Growth Fund
AZL(SM) Van Kampen Comstock Fund
AZL(SM) Van Kampen Equity and Income Fund
AZL(SM) Van Kampen Global Franchise Fund
AZL(SM) Van Kampen Global Real Estate Fund
AZL(SM) Van Kampen Growth and Income Fund
AZL(SM) Van Kampen Mid Cap Growth Fund
AZL(SM) Van Kampen Strategic Growth Fund

(1) The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

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The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
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                                       3

This prospectus offers three versions of the same Contract. The product features and expenses of Original, May 2005, and May 2007 Contracts differ in certain respects as set out in this prospectus. Original Contracts first became available on April 30, 2004 and were replaced in nearly all states by the May 2005 Contracts. May 2005 Contracts are being replaced by the May 2007 Contracts. Only one version of the Contract is offered in each state. This prospectus is written according to the features under the May 2007 and May 2005 Contracts that are currently offered for sale in most states. However, Original Contracts are still available in a few states and Owners who previously purchased Original Contracts can still make additional Purchase Payments. Therefore, we are including information on the different product features and expenses for Original Contracts in Appendix F of this prospectus.

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o    The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
o    Free look rights.
o    Selection of certain Income Dates.
o    Restrictions on your ability to make additional Purchase Payments.
o    Deductions we make to reimburse ourselves for premium taxes.
o    Selection of certain assumed investment rates for variable Annuity
     Payments.
o    Transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

Dated: May 1, 2007



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                                       5


TABLE OF CONTENTS

FEE TABLES............................................6
    CONTRACT OWNER TRANSACTION EXPENSES...............6
    CONTRACT OWNER PERIODIC EXPENSES..................7
    ANNUAL OPERATING EXPENSES OF THE
    INVESTMENT OPTIONS................................7
    EXAMPLES..........................................8

1.  THE VARIABLE ANNUITY CONTRACT.....................9
    OWNERSHIP........................................10

2.  THE ANNUITY PHASE................................11
    INCOME DATE......................................11
    PARTIAL ANNUITIZATION............................11
    ANNUITY OPTIONS..................................12
    TRADITIONAL ANNUITY PAYMENTS.....................14
    GUARANTEED MINIMUM INCOME BENEFIT (GMIB).........15
    TAXATION OF GMIB PAYMENTS........................16
    AMOUNT USED TO CALCULATE GMIB PAYMENTS...........16
    GMIB VALUE.......................................17
    GMIB ADJUSTED PARTIAL WITHDRAWALS................17

3.  PURCHASE.........................................18
    PURCHASE PAYMENTS................................18
    BONUS............................................18
    AUTOMATIC INVESTMENT PLAN (AIP)..................19
    ALLOCATION OF PURCHASE PAYMENTS..................20
    TAX-FREE SECTION 1035 EXCHANGES..................20
    FAXED APPLICATIONS...............................20
    FREE LOOK/RIGHT TO EXAMINE.......................21
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..21

4.  INVESTMENT OPTIONS...............................22
    SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS29
    TRANSFERS........................................29
    EXCESSIVE TRADING AND MARKET TIMING..............31
    DOLLAR COST AVERAGING (DCA) PROGRAM..............32
    FLEXIBLE REBALANCING.............................33
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...33
    VOTING PRIVILEGES................................34

5.  OUR GENERAL ACCOUNT..............................34
    FIXED PERIOD ACCOUNTS (FPAS).....................34
    MARKET VALUE ADJUSTMENT (MVA)....................35

6.  GUARANTEED ACCOUNT VALUE (GAV) BENEFIT...........38
    CALCULATING THE GAV..............................39
    GAV TRANSFERS....................................41
    THE GAV FIXED ACCOUNT MINIMUM....................43
    RESETTING THE GAV BENEFIT........................43
    OTHER INFORMATION ON THE GAV BENEFIT.............44

7.  EXPENSES.........................................44
    SEPARATE ACCOUNT ANNUAL EXPENSES.................44
    CONTRACT MAINTENANCE CHARGE......................45
    WITHDRAWAL CHARGE................................45
    TRANSFER FEE.....................................47
    PREMIUM TAXES....................................47
    INCOME TAXES.....................................47
    INVESTMENT OPTION EXPENSES.......................47

8.  TAXES............................................48
    ANNUITY CONTRACTS IN GENERAL.....................48
    QUALIFIED CONTRACTS..............................48
    MULTIPLE CONTRACTS...............................49
    PARTIAL 1035 EXCHANGES...........................49
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........49
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............50
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....51
    DEATH BENEFITS...................................52
    WITHHOLDING......................................52
    FEDERAL ESTATE TAXES.............................52
    GENERATION-SKIPPING TRANSFER TAX.................52
    FOREIGN TAX CREDITS..............................52
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................52
    POSSIBLE TAX LAW CHANGES.........................52
    DIVERSIFICATION..................................53
    REQUIRED DISTRIBUTIONS...........................53

9.  ACCESS TO YOUR MONEY.............................53
    PARTIAL WITHDRAWAL PRIVILEGE.....................55
    GUARANTEED WITHDRAWAL BENEFIT (GWB)..............56
    SYSTEMATIC WITHDRAWAL PROGRAM....................58
    THE MINIMUM DISTRIBUTION PROGRAM AND
        REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS.58
    SUSPENSION OF PAYMENTS OR TRANSFERS..............59

10. ILLUSTRATIONS....................................59

11. DEATH BENEFIT....................................59
    TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT
    (TRADITIONAL GMDB)...............................60
    ENHANCED GUARANTEED MINIMUM DEATH BENEFIT
        (ENHANCED GMDB)..............................60
    GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA.........61
    TERMINATION OF THE DEATH BENEFIT.................61
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.61
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER
        ALL OTHER CONTRACTS..........................62
    DEATH BENEFIT PAYMENT OPTIONS....................65

12. OTHER INFORMATION................................65
    ALLIANZ LIFE.....................................65
    THE SEPARATE ACCOUNT.............................65
    DISTRIBUTION.....................................66
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............67
    ADMINISTRATION/ALLIANZ SERVICE CENTER............67
    LEGAL PROCEEDINGS................................68
    FINANCIAL STATEMENTS.............................68

13. GLOSSARY.........................................68

14. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION...........................71

15. PRIVACY NOTICE...................................72

APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION...........................73

APPENDIX B - CONDENSED FINANCIAL INFORMATION.........78

APPENDIX C - GMIB VALUE CALCULATION EXAMPLES.........83

APPENDIX D - GAV CALCULATION EXAMPLE.................84

APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES......86

APPENDIX F - ORIGINAL CONTRACTS......................88

APPENDIX G - WITHDRAWAL CHARGE EXAMPLES..............89

FOR SERVICE OR MORE INFORMATION......................91

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                                       6

The following is a list of common abbreviations used in this prospectus:

 FPA = FIXED PERIOD ACCOUNT                GWB  =  GUARANTEED WITHDRAWAL BENEFIT
 GAV = GUARANTEED ACCOUNT VALUE            MAV  =  MAXIMUM ANNIVERSARY VALUE
GMDB = GUARANTEED MINIMUM DEATH BENEFIT    MVA  =  MARKET VALUE ADJUSTMENT
GMIB = GUARANTEED MINIMUM INCOME BENEFIT


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FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. Taxes, other than premium taxes, also may apply, although they do not appear in these tables. For more information, see section 7, Expenses.


The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES(1) WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(2) (as a percentage of each Purchase Payment withdrawn)


                  MAY 2007 CONTRACTS(3)                               ORIGINAL AND MAY 2005 CONTRACTS(4)
---------------------------------------------------------  --------------------------------------------------------
  NUMBER OF COMPLETE YEARS                                   NUMBER OF COMPLETE YEARS
   SINCE WE RECEIVED YOUR                                     SINCE WE RECEIVED YOUR
      PURCHASE PAYMENT                   CHARGE                  PURCHASE PAYMENT                 CHARGE
----------------------------  ---------------------------  ------------------------------  ------------------------
              0                           8.5%                           0                         8.5%
              1                           8.5%                           1                         8.5%
              2                           8.5%                           2                         8.5%
              3                           8.0%                           3                         8.5%
              4                           7.0%                           4                         8.0%
              5                           6.0%                           5                         7.0%
              6                           5.0%                           6                         6.0%
              7                           4.0%                           7                         5.0%
              8                           3.0%                           8                         4.0%
       9 years or more                    0.0%                           9                         3.0%
                                                                 10 years or more                  0.0%


TRANSFER FEE(5)............................First 12 transfers in a Contract Year are free. Thereafter, the fee is $25.


PREMIUM TAXES(6)......................................0% to 3.5% of Purchase Payments.

(1) Amounts withdrawn or transferred out of a general account Investment Choice may be subject to an MVA. This MVA may increase or decrease the value of your Contract and/or the transfer or withdrawal amount. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).
(2) The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge, and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.
(3) In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, and 0.0% for the time periods referenced. For more information, please see section 7, Expenses - Withdrawal Charge.
(4) In Connecticut and New Jersey, the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced. For more information, please see section 7, Expenses - Withdrawal Charge.
(5) Dollar cost averaging transfers, flexible rebalancing transfers and GAV Transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.
(6) It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or death. We do not make deductions to reimburse ourselves for premium taxes from amounts applied to GMIB Payments. This charge varies by state. For more information, please see section 7, Expenses - Premium Taxes.


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                                       7

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE(7)........................$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                          M&E         ADMIN.
                         CHARGES      CHARGE      TOTAL
                        ---------  ----------  ---------
Traditional GMDB          1.55%       0.15%      1.70%
Enhanced GMDB(8)          1.75%       0.15%      1.90%

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE(9)........................$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)

                                       M&E CHARGE                   1.55%
                                       ADMINISTRATIVE CHARGE        0.15%
                                                                    -----
                                       TOTAL                        1.70%

Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization.

(7) We waive this charge if your High Five Bonus Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total High Five Bonus Value of all your Contracts. If the total High Five Bonus Value of all your Contracts is at least $75,000, the charge is waived on all your Contracts (except in Texas). For more information please see section 7, Expenses - Contract Maintenance Charge.
(8) May not be available in all states; check with your registered representative. For more information, please see section 11, Death Benefit.
(9) We waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2006, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. Current and future total annual operating expenses could be higher or lower than those shown in the table. These expenses are deducted from the Investment Options' assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options.


                                                                                              MINIMUM         MAXIMUM
                                                                                           -------------   ---------------


Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.49%           2.53%




* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum fee currently paid is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A.


Appendix A contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

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                                       8

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The $40 contract maintenance charge is included in the examples as a charge of 0.035% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.


Transfer fees and deductions we make to reimburse ourselves for premium taxes may apply but are not reflected in these examples. Bonus amounts are also not reflected in these examples. If bonus amounts were included, expenses would be higher.

For additional information, see section 7, Expenses.


If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) May 2007 Contracts with the Enhanced GMDB (which carries the highest Separate Account annual expense of 1.90%).
  b) May 2007 Contracts with the Traditional GMDB (which carries the lowest Separate Account annual expense of 1.70%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum)                                            a) $1,298     a) $2,201      a) $3,064     a) $4,893
                                                               b) $1,278     b) $2,144      b) $2,974     b) $4,731
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum)                                            a) $1,096     a) $1,606      a) $2,093     a) $3,061
                                                               b) $1,076     b) $1,546      b) $1,992     b) $2,859
------------------------------------------------------------- ------------- ------------- -------------- -------------


In Connecticut and New Jersey, the lower withdrawal charge would result in slightly lower expense examples.


If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) May 2007 Contracts with the Enhanced GMDB (which carries the highest Separate Account annual expense of 1.90%).
  b) May 2007 Contracts with the Traditional GMDB (which carries the lowest Separate Account annual expense of 1.70%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum)                                             a) $ 448     a) $1,351      a) $2,264     a) $4,593
                                                                b) $ 428     b) $1,294      b) $2,174     b) $4,431
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum)                                             a) $ 246      a) $ 756      a) $1,293     a) $2,761
                                                                b) $ 226      b) $ 696      b) $1,192     b) $2,559
------------------------------------------------------------- ------------- ------------- -------------- -------------


* Traditional Annuity Payments are generally not available until after the third Contract Anniversary in most states, and GMIB Payments are not available until the fifth Contract Anniversary.

See Appendix B for condensed financial information regarding the Accumulation Unit values.

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1. THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.


The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.


The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.


The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o    The Business Day before the Income Date if you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner, it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the deceased Owner's spouse continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least three years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the fifth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.


* GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select.


The only general account Investment Choices available during the Accumulation Phase are the Fixed Period Accounts (FPAs). You can allocate up to 50% of any Purchase Payment (including the bonus) to the FPAs during the Accumulation Phase. However, in some states, the FPAs may only be available for GAV Transfers. In addition, we may transfer more than 50% of the total Purchase Payments (not including any bonus) to the FPAs beginning on the second Contract Anniversary. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in the FPAs, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase will depend in part upon the total interest credited to your Contract. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).


We will not make any changes to your Contract without your permission except as may be required by law.

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                                       10


THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. HOWEVER, WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.


ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.


NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners.There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.


PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.


NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


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                                       11

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


--------------------------------------------------------------------------------
2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.

* GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.


INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least three years after the Issue Date. Some states may require us to allow you to select an earlier Income Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

After the Income Date that you take a Full Annuitization, the Living Guarantees and the FPAs will no longer be available. Your election to start Annuity Payments may involve an MVA if any of your Contract Value is in a general account Investment Choice on the Income Date.


PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.


You can take Partial Annuitizations as Traditional Annuity Payments after the third Contract Anniversary, and/or as GMIB Payments beginning on the fifth Contract Anniversary. GMIB Partial Annuitizations are only available if the GMIB value is greater than the Contract Value. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and it will also decrease the GAV and GMIB value. This will decrease the amounts available for withdrawals, additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the GAV, GMIB and GMDB values differently. For more information, see section 2, The Annuity Phase - GMIB Adjusted Partial Withdrawals; section 6, Guaranteed Account


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                                       12


Value (GAV) Benefit; section 7, Expenses - Withdrawal Charge; and section 11, Death Benefit - GMDB Adjusted Partial Withdrawals.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse ourselves for premium taxes from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).


OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment return to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.


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OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 10, 15 OR 20 YEARS
GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment return to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.


OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A) = Annuity Unit value of the subaccount for that given Investment
      Option when due proof of the Annuitant's death is received at our Service Center.
(B) = The amount applied to variable Traditional Annuity Payments on the Income Date.
(C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
(D) = The number of Annuity Units used in determining each variable
      Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
(E) = Dollar value of first variable Traditional Annuity Payment.
(F) = Number of variable Traditional Annuity Payments made since the
      Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
    51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").


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WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE FOR FIXED TRADITIONAL ANNUITY PAYMENTS IN THE STATE OF FLORIDA. Under this option, we will make Traditional Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to
30. If the last Annuitant dies before the end of specified period certain, then we will continue to make Traditional Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.


NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.


You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o   a variable payout,
o   a fixed payout, or
o   a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on the interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (adjusted for any applicable MVA and any deduction we make to reimburse ourselves for premium tax) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment return (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.


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EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL
TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Contract termination.

* If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
In most states, the Living Guarantees will include the GMIB. You must hold the Contract for five complete Contract Years before you can exercise the GMIB. The GMIB does not create Contract Value or guarantee the performance of any Investment Option. Bonus amounts do not become part of the GMIB that is based on Contract Value until they are vested. You will not receive the benefit of the bonus on the parts of the GMIB that are based on Purchase Payments.


If you purchase this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE; CHECK WITH YOUR REGISTERED REPRESENTATIVE. PLEASE REFER TO THE APPLICABLE ENDORSEMENT TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIB.

The GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. You can always annuitize your Contract Value three years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary.
o GMIB Payments can only be made as fixed payments regardless of the Annuity Option you select.
o    You must select a lifetime income Annuity Option (Annuity Options 1-5).

Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.

IF YOU EXERCISE THE GMIB UNDER A FULL ANNUITIZATION:
o    The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.70% Separate Account annual expense.
o    The GMDB endorsement will terminate.

IF YOU EXERCISE THE GMIB UNDER A PARTIAL ANNUITIZATION*:
o    The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

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o   The Partial Annuitization will reduce each Purchase Payment, the Contract
    Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available if the GMIB value is less than the Contract Value.

If you take a Partial Annuitization, you cannot do any of the following.
o Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.
o    Transfer amounts from one Annuity Payment stream to another.
o Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.


In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the five-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.


EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments. That is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment.

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GMIB VALUE
If the older Owner is age 80 on the Issue Date, your GMIB value before the date of your death is equal to the total Purchase Payments received (not including any bonus), minus each GMIB adjusted partial withdrawal taken. If all Owners are age 79 or younger on the Issue Date, your GMIB value before the date of your death is equal to the greater of:
o your total Purchase Payments received (not including any bonus) minus each GMIB adjusted partial withdrawal taken, or
o    the MAV.

CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o    its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day, and
o    reduced by any GMIB adjusted partial withdrawal taken that day.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.


GMIB ADJUSTED PARTIAL WITHDRAWALS
Any GMIB Partial Annuitizations you take will reduce the GMIB value by the dollar amount applied to the GMIB Payments.

For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to:
PW X GMIB
For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to:
FPW + (RPW X GMIB)
     PW = The amount of Contract Value (including any vested bonus, but before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
    FPW = The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year, does not exceed 10% of total Purchase Payments received, not including any bonus (the partial withdrawal privilege). However if you take a traditional Partial Annuitization, the entire amount of any Contract Value (including any vested bonus, but before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.
    RPW = The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
   GMIB = The greater of one, or the ratio of (a) divided by (b) where:
          (a)= the GMIB value on the day of (but before) the partial withdrawal.
          (b)= the Contract Value (including any vested bonus) on the day of (but before) the partial withdrawal or traditional Partial Annuitization, adjusted for any applicable MVA.


ANY WITHDRAWALS TAKEN IN THE FIRST TWO CONTRACT YEARS AND ANY TRADITIONAL PARTIAL ANNUITIZATIONS YOU TAKE MAY REDUCE THE GMIB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. BEGINNING ON THE SECOND CONTRACT ANNIVERSARY, ANY WITHDRAWALS YOU TAKE IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE MAY REDUCE THE GMIB VALUES


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BY MORE THAN THE AMOUNT WITHDRAWN. For these withdrawals and annuitizations, if the Contract Value at the time of withdrawal or annuitization is greater than or equal to the GMIB value, we will reduce the GMIB value by the dollar amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the GMIB value, we will reduce the GMIB value by more than the amount withdrawn or annuitized.

Please see Appendix C for examples of calculations of the GMIB value.



--------------------------------------------------------------------------------
3.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o    The minimum initial payment we will accept is $25,000.
o You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED. IN CONNECTICUT, NO PURCHASE PAYMENTS MAY BE MADE ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.


PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.


BONUS
We will credit each Purchase Payment we receive before the older Owner's 81st birthday with a bonus at the time it is received. We will allocate your bonus and Purchase Payment to the Investment Choices according to the selections you made at Contract issue. You cannot explicitly allocate your bonus separately from your Purchase Payments. During the first 90 days of your Contract, we will base the bonus rate on all net Purchase Payments (not including any bonus) received, which is the total amount of Purchase Payments received in the first 90 days of your Contract, less any withdrawals (before any MVA, but including any withdrawal charge) taken during this period. After this initial period, we will base the bonus rate on all net Purchase Payments (not including any bonus) received from the Issue Date until the time of the contribution. The bonus rates are as follows:


                                    NET PURCHASE PAYMENT           BONUS
                              ----------------------------    ----------------
                                 $0 - $24,999                       3%
                                 $25,000 - $99,999                  4%
                                 $100,000 - $999,999                5%
                                 $1,000,000 - $4,999,999            6%
                                 $5,000,000 +                       7%*


* In Maryland, the maximum net Purchase Payment we allow is $4,999,999 and the 7% bonus in not available.



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We will credit the bonus to your Contract subject to the following terms.

1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. The bonus only becomes part of any guaranteed benefits that are based on Contract Value as it becomes vested. You will not receive the benefit of the bonus in any guaranteed benefits that are based on Purchase Payments. Any bonus amounts you receive during the first 90 days of your Contract will vest based on the date of the additional Purchase Payment to which they are applied. The vesting schedule is as follows:

                                 NUMBER OF COMPLETE YEARS
                                  SINCE PURCHASE PAYMENT         VESTING
                                        RECEIPT                 PERCENTAGE
                              --------------------------   -------------------
                                            0                        0%
                                            1                       35%
                                            2                       70%
                                            3+                     100%

2) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the withdrawal charge.
3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4) If the Contract is owned by a non-individual, then the age of the Annuitant will be used to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

Contract charges are deducted from the High Five Bonus Value. Therefore, your Contract incurs expenses on the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right to examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the High Five Bonus Value, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

EXAMPLE

o You purchase the Contract with an initial Purchase Payment of $80,000. The bonus rate for this payment would be 4% and the bonus amount would be $3,200. This bonus will be completely vested on the third Contract Anniversary.
o 30 days later we receive a second Purchase Payment of $25,000. The bonus rate for this payment would be 5% and the bonus amount would be $1,250.
o At the time we receive your second payment, you would also receive an additional bonus of 1% (or $800) on your initial Purchase Payment because the second payment was received within the first 90 days of your Contract. The total bonus you would receive on your second Purchase Payment would be $2,050 and this bonus will become vested based on the date we receive your second Purchase Payment.


AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.



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ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments and bonus amounts. If you do not instruct us, we will allocate them according to your most recent allocation instructions. We will allocate the bonus the same way as the corresponding Purchase Payment. You may change the allocation of future Purchase Payments and bonuses without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments and bonuses received on or after the Business Day we receive your notice or instructions in good order at our Service Center. We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future, however, we will always allow you to invest in at least five Investment Options. You can only allocate up to 50% of any Purchase Payment (including any bonus) to the FPAs during the Accumulation Phase. In some states, the FPAs may only be available for GAV Transfers we make. In addition, we may transfer more than 50% of the total Purchase Payments (not including any bonus) to the FPAs beginning on the second Contract Anniversary.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower), and
o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or

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prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states or if you purchased this Contract as an IRA, we will refund your Purchase Payment, less withdrawals, if you decide to cancel your Contract within the free look period. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (including any bonus) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices according to the selections you made at Contract issue, except in California if you are age 60 or older. For Owners in California age 60 or older, we will allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. If we allocate your Purchase Payments to the AZL Money Market Fund during the free look period and you cancel your Contract or we reject your application, you will receive any interest earned on amounts allocated to the AZL Money Market Fund if we refund your Contract Value. However, if state law requires us to refund your Purchase Payments, you will not receive any such interest. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The High Five Bonus Value (the Contract Value plus any unvested bonus) amounts in the subaccounts (Separate Account Value) will go up or down based upon the investment performance of the Investment Option(s) you choose. The Separate Account Value of your Contract will also be affected by the charges of the Contract, any interest you earn on any general account Investment Choices, and any MVAs made due to amounts removed from the general account Investment Choices. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.


When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o   adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day and any charges for taxes.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.*

* For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.

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The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
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
                                       22


EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o    The bonus rate is 4%.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


--------------------------------------------------------------------------------
4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates, for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.


We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

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The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
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                                       23


The following advisers and subadvisers are affiliated with us: Allianz Life Advisers, LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


                                                          INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
AIM
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL AIM Basic      Large Value   Long-term         At least 65% of total assets in equity
Life Advisers, LLC/     Value Fund                       growth of         securities of U.S. issuers that have market
A I M Capital                                            capital           capitalizations of greater than $500
Management, Inc.                                                           million and that the subadviser believes to
                                                                           be undervalued.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL AIM           International  Long-term         At least 80% of its assets in a diversified
                        International        Equity      growth of         portfolio of international equity
                        Equity Fund                      capital           securities whose issuers are considered by
                                                                           the fund's subadviser to have strong
                                                                           earnings momentum.
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Life Advisers,          Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and
                                                                           up to 15% of its assets in securities of
                                                                           foreign issuers.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL LMP Small       Small Cap    Long-term         At least 80% of its net assets in equity
                        Cap Growth Fund                  growth of         securities of companies with small market
                                                         capital           capitalization values, at the time of purchase
                                                                           not exceeding the greater of $3 billion or
                                                                           the highest month-end market capitalization
                                                                           value of any stock in the Russell 2000(R)
                                                                           Value Index for  the previous 12 months.
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Columbia         Specialty   Capital           At least 80% of its total net common stocks
Life Advisers,          Technology Fund                  Appreciation      of U.S and foreign technology companies that
LLC/Columbia                                                               may benefit from  technological improvements,
Management                                                                 advancements or  developments.
Advisors, LLC
------------------------------------------------------------------------------------------------------------------------
DAVIS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Life Advisers,          Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
------------------------------------------------------------------------------------------------------------------------
DREYFUS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Life Advisers,          Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May  invest in  non-dividend
                                                                           paying companies if they offer better prospects
                                                                           for capital appreciation. May invest up to 30%
                                                                           of its total assets in foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Life Advisers,          Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)     purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund                       return of the     in proportion to their weighting in the
                                                         S&P 500(R)          index.

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                                       24

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Small Cap       Small Cap    Match             Invests in a representative sample of
Life Advisers,          Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
LLC/The Dreyfus                                          the S&P           Index, and in futures whose performance is
Corporation                                              SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by The          Dreyfus IP          Small Cap    Match             Invests in a representative sample of
Dreyfus Corporation     Small Cap Stock                  performance of    stocks included in the S&P SmallCap 600
                        Index Portfolio                  the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Dreyfus Stock      Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund, Inc.                 return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
                                                         Composite Stock
                                                         Price Index
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Life Advisers,          Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap     Long-term total  At least 80% of its net assets in investments
Life Advisers,          Small Cap Value                   return           of small capitalization companies with market
LLC/Franklin Advisory   Fund                                               capitalizations similar to those that comprise
Services, LLC                                                              the Russell 2500(TM) Index at the time of purchase.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    High Total        At least 80% of net assets in investments
Templeton               Real Estate                      Return            of companies located anywhere in the world
Institutional, LLC      Securities Fund                                    that operate in the real estate sector.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Growth    Large Value   Capital           Invests predominantly in a broadly
Advisers, Inc.          and Income                       appreciation,     diversified portfolio of equity securities
                        Securities Fund                  with current      that the Fund's manager  considers to be
                                                         income as a       financially strong  but undervalued by the
                                                         secondary goal    secondary goal market.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in high
                        Income Securities  Bonds         income with       yield, lower quality debt securities
                        Fund                             capital           commonly known as junk bonds.
                                                         appreciation as
                                                         a secondary goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Large     Large Blend   Capital           At least 80% of net assets in investments
                        Cap Growth                       appreciation      of large capitalization companies,  predominantly
                        Securities Fund                                    in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Rising      Mid Cap     Long-term         At least 80% of net assets in investments
Advisory Services, LLC  Dividends                        capital           of companies that have paid rising
                        Securities Fund                  appreciation      dividends, and normally invests
                                                         with              predominantly in equity securities.
                                                         preservation of
                                                         capital as an
                                                         important
                                                         consideration
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin             Mid Cap     Long-term         At least 80% of net assets in investments
Advisers, Inc.          Small-Mid Cap                    capital growth    of small capitalization and mid
                        Growth                                             capitalization companies.
                        Securities Fund
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Small      Small Cap    Long term total   At least 80% of net assets in investments
Advisory Services,      Cap Value                        return            of small capitalization companies, and
LLC                     Securities Fund                                    invests predominantly in equity securities
                                                                           of companies the manager believes are
                                                                           undervalued.

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                                       25

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
Advisers, Inc.          Government Fund       Bonds                        government securities, primarily fixed and
                                                                           variable rate mortgage-backed securities, a
                                                                           substantial portion of which are Ginnie
                                                                           Maes.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        At least 80% of net assets in zero coupon
                        Coupon Fund 2010  Term Bonds     investment        debt securities and normally invests
                                                         return as is      primarily to predominantly in U.S. Treasury
                                                         consistent with   issue stripped securities and stripped
                                                         capital           securities issued by the U.S. government or
                                                         preservation      its agencies and authorities. The fund will
                                                                           mature in December of 2010 and will then no
                                                                           longer be available as an Investment Option
                                                                           under the Contract. For additional information
                                                                           regarding the maturity of the fund, please see
                                                                           the Franklin Zero Coupon Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests mainly in U.S. and foreign equity
Mutual Advisers, LLC    Discovery            Equity      appreciation      securities, and substantially in undervalued
                        Securities Fund                                    stocks and to a lesser extent in risk arbitrage
                                                                           securities and distressed companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests mainly in equity securities, and
                        Securities Fund                  appreciation,     substantially in undervalued stocks and to
                                                         with income as    a  lesser extent in risk arbitrage securities and
                                                         a secondary       distressed companies.
                                                         goal
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton           Specialty    Long-term         At least 80% of net assets in emerging
Asset Management, Ltd.  Developing                       capital           market investments, and invests primarily
                        Markets                          appreciation      to predominantly in equity securities.
                        Securities Fund
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         At least 80% of net assets in investments
Investment Counsel,     Foreign              Equity      capital growth    of issuers located outside the U.S.,
LLC                     Securities Fund                                    including those in emerging markets, and
                                                                           normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Invests mainly in debt securities of
Advisers, Inc.          Global Income     Term Bonds     income,           governements and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Invests primarily in equity securities of
Global Advisors         Growth               Equity      capital growth    companies located anywhere in the world,
Limited                 Securities Fund                                    including those in the U.S. and in emerging
                                                                           markets.
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Life Advisers, LLC      Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75%  to 85% of assets in equity
                                                                           funds with the remaining balance invested in
                                                                           fixed incomefunds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in
                                                                           equityfunds with the remaining balance invested
                                                                           in fixed income funds.
------------------------------------------------------------------------------------------------------------------------
JENNISON
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Life Advisers,          20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1  billion in  market capitalization
                                                                           at the time of investment and that the subadviser
                                                                           believes have above-average growth prospects.

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
                                       26

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
Managed by Prudential   Jennison 20/20     Large Blend   Long-term         Invests primarily in up to 40 equity
Investments             Focus Portfolio                  growth of         securities of U.S. companies that the
LLC/Jennison                                             capital           subadviser believes to have strong capital
Associates LLC                                                             appreciation potential.
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Life Advisers,          Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term
                                                         risk to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May invest
                                                                           up to 25% of total assets in long-term debt
                                                                           securities and up to 10% of total assets
                                                                           in debt securities rated below investment grade
                                                                           (junk bonds).
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Life Advisers,          Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Life Advisers,          International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL OCC            Small Cap      Capital          At least 65% of its assets in common stocks
Life Advisers, LLC/     Opportunity Fund                  appreciation     of "growth" companies with market capitalizations
Oppenheimer Capital                                                        of less than $2 billion at the time of investment.
LLC
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC              Mid Cap     Long-term         At least 65% of total assets in common
                        Renaissance Fund                 growth of         stocks of companies, typically with market
                                                         capital and       capitalizations of $1 billion to $10
                                                         income            billion at the time of investment, with
                                                                           below-average valuations whose business
                                                                           fundamentals are expected to improve.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment, and below-average
                                                                           valuations whose business fundamentals are
                                                                           expected to improve.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Oppenheimer Capital     Portfolio                        capital           equity securities of companies with market
LLC                                                      appreciation      capitalizations between $500 million and
                                                                           $10 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Oppenheimer     Specialty    Aggressive        Invests at least 80% of its net assets in
Life Advisers, LLC/     Developing                       capital           equity securities of issuers in emerging
OppenheimerFunds, Inc.  Markets Fund                     appreciation      and developing markets throughout the world
                                                                           whose principal activities are in at least
                                                                           three developing markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Capital           Invests mainly in common stocks of growth
                        Global Fund          Equity      appreciation      oriented companies in the U.S. and foreign
                                                                           countries, with broad portfolio diversification
                                                                           in different countries to help moderate the
                                                                           special risks of foreign investing.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              Oppenheimer        High-Yield    High level of     Invests mainly in a variety of high-yield
OppenheimerFunds, Inc.  High Income           Bonds      current income    fixed-income securities of domestic and
                        Fund/VA                                            foreign issuers with at least 65% of total
                                                                           assets in high-yield, lower grade fixed income
                                                                           securities commonly known as junk bonds.
--------------------------------------------------------------------------------
The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
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
                                       27

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
PIMCO
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL PIMCO          Specialty     Exceed the        Invests substantially all assets in derivative
Life Advisers,          Fundamental                      total return of   instruments based on the Enhanced RAFI(TM)1000,
LLC/Pacific             IndexPLUS Total                  the FTSE RAFI(TM) backed by a portfolio of short and intermediate
Investment Management   Return Fund                      1000 Index        term fixed income  instruments.
Company LLC
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the PIMCO Funds and does not invest
Company LLC                                  funds)      consistent with   directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT            Specialty   Maximum real      Invests in commodity index-linked derivative
                        CommodityReal                    return            instruments backed by a portfolio of
                        Return Strategy                  consistent with   inflation-indexed securities  and other fixed
                        Portfolio                        prudent           income instruments.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     onsistent with    are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond       Term Bonds     return,           instruments in at least three countries
                        Portfolio                        consistent with   (one of which may be the U.S.), which may
                        (Unhedged)                       preservation of   be represented by futures contracts.
                                                         capital and       Invests primarily in securities of issuers
                                                         prudent           located in economically developed
                                                         investment        countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or CCC by Standard &
                                                         capital and       Poor's. May invest up to 20% of total asets
                                                         prudent           in securities denominated in foreign
                                                         investment        currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  Term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      government-sponsored enterprises, and
                                                         and prudent       corporations.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Large Growth   Total return      Invests substantially in S&P 500(R)
                        StocksPLUS(R)                    exceeding that    derivatives, backed by a portfolio of fixed
                        Growth and                       of the S&P 500(R) income instruments.
                        Income Portfolio
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio  Term Bonds     return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests substantially all of its total
Life Advisers,          Market Fund        Equivalent    consistent with   assets in a diversified and liquid
LLC/Prudential                                           stability of      portfolio of high quality, money market
Investment                                               principal         investments. During extended periods of low
Management, Inc.                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become
                                                                           extremely low and possibly negative.
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----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
Managed by Prudential    SP International International   Long-term        Invests primarily in equity-related
Investments LLC/William  Growth Portfolio   Equity        growth of        securities of foreign issuers with at
Blair & Company LLC                                       capital          least 65% of its total assets in common
and Marsico Capital                                                        stocks of foreign companies operating or
Management LLC                                                             based in at least five different countries.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP Strategic      Large Growth   Long-term         At least 65% of total assets in
Investments             Partners                         growth of         equity-related securities of U.S. companies
LLC/Jennison            Focused Growth                   capital           that the adviser believes to have strong
Associates LLC -        Portfolio                                          capital appreciation potential.
Alliance Capital
Management
------------------------------------------------------------------------------------------------------------------------
SCHRODER
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Schroder      International  Long-term         At least 80% of net assets in equity securities
Life Advisers,          International        Equity      capital           of small capitalization companies located
LLC/Schroder            Small Cap Fund                   appreciation      outside the U.S. (generally with market
Investment Management                                                      capitalizations of $3.5 billion or less at
North America Inc.                                                         the time of investment) that it believes
                                                                           offer the potential for capital
                                                                           appreciation.
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Life Advisers,          Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in common
Life Advisers,          Equity Fund         Portfolio                      stocks of companies that are identified by a
LLC/First Trust                                                            model based on an allocation of 20% of fund
Advisors L.P.                                                              assets in each of five separate strategies that
                                                                           seek to provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Life Advisers,          Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Van Kampen      Mid Cap      Capital growth    At least 65% of total assets in common
Life Advisers,          Aggressive                                         stocks and other equity securities the
LLC/Van Kampen Asset    Growth Fund                                        adviser believes have an above-average
Management                                                                 potential for capital growth.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
                        Comstock Fund                    and income        common stocks with the potential for
                                                                           capital growth and income. May invest  up
                                                                           to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Specialty     Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Invests at least 65%
                                                                           of total assets in securities of issuers
                                                                           from at least three different countries,
                                                                           which may include the U.S.

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----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible preferred
                                                                           stocks and debt securities rated "investment
                                                                           grade."  May invest up to 25% of total assets
                                                                           in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Mid Cap       Capital growth    At least 80% of  net assets in common stocks and
                        Mid Cap Growth                                     other equity securities of mid capitalization
                        Fund                                               growth  companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    Large Growth   Long-term         Invests at least 65% of total assets in
                        Strategic                        capital           common stocks of strategic growth
                        Growth Fund                      appreciation      companies. May invest up to 25% of total
                                                                           assets in foreign securities including
                                                                           emerging market securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. Also, transfers from certain types of general account Investment Choices may be subject to an MVA. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


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The following applies to any transfer.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Choices are involved in the transfer; and
     -    how much you wish to transfer.
o Transfers from a general account Investment Choice may be subject to an MVA.
o You can make transfers from the FPAs to the extent that the GAV Fixed Account Minimum is met (see section 6, Guaranteed Account Value (GAV) Benefit - The GAV Fixed Account Minimum). These transfers may be subject to an MVA unless the transfers are made within 30 days before the end of the Account Period. In some states the FPAs may only be available for GAV Transfers.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can transfer from a variable Annuity Payment stream to a fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the Excessive Trading and Market Timing discussion in this section.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


We reserve the right to modify the transfer provisions subject to applicable state law at any time without prior notice to any party.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.


TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.


Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or

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                                       31

slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.


By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.


EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice (our current policy, which is subject to change without notice, prohibits "round trips"* with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days).
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Choices.
o    Imposing other limitations or restrictions.

* Round trips are transfers into and out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that

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                                       32

the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. In addition, you should be aware that we expect the Investment Choices to require us to prohibit transfers among the Investment Choices by those persons whom the Investment Choices have identified as engaging in potentially disruptive trading. The Investment Choices may also require us to provide them with Contract transaction data related to such disruptive trading.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you

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                                       33

may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o    The number of desired transfers has been made.
o You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o    Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. The automatic transfers that we make (GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. If you participate in the flexible rebalancing program, there are currently no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.


We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.


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                                       34


VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Options as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o    We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


--------------------------------------------------------------------------------
5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


Currently, the only general account Investment Choices we offer under this Contract during the Accumulation Phase are the Fixed Period Accounts (FPAs). Any amounts you allocate to the FPAs , as well as any amounts we transfer to the FPAs become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


FIXED PERIOD ACCOUNTS (FPAS)
FPAs are a type of Investment Choice available under our general account. We will credit any amounts in the FPAs with interest. FPAs are available only during the Accumulation Phase. Money removed from an FPA may be subject to an MVA, which may increase or decrease the value of your Contract and/or the amount of the withdrawal or transfer.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.


You can allocate up to 50% of any Purchase Payment (including any bonus) to an FPA. However, in some states the FPAs may only be available for GAV Transfers. In addition, we may transfer more than 50% of the total Purchase Payments (not including any bonus) to the FPAs beginning on the second Contract Anniversary. If you allocate any portion of the initial Purchase Payment (including any bonus) to an FPA on the Issue Date, we will apply that amount to an FPA with a ten-year Account Period. We will also apply any additional transfers or allocations to an FPA during the first Contract Year to this ten-year Account Period. Similarly, a nine-year Account Period is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years, allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available.


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Allocations to the FPAs are credited with interest rates that vary based on the
Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the Market Value Adjustment discussion later in this section).

Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.

Any withdrawal or transfer (whether through your request or through our GAV Transfers to maintain the Living Guarantees) from an FPA may be subject to a Market Value Adjustment. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: Unless you instruct us otherwise, we will take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs subject to the GAV Fixed Account Minimum. We will account for transfers or partial withdrawals from the FPAs on a first-in, first-out (FIFO) basis. That is, a transfer or a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on.

Your ability to make transfers and/or partial withdrawals from the FPAs is subject to the GAV Fixed Account Minimum. You can transfer or make a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below this minimum by resetting the GAV Benefit (see the GAV Fixed Account Minimum and Resetting the GAV Benefit discussions in section 6, Guaranteed Account Value (GAV) Benefit).

FOR CONTRACTS ISSUED IN MINNESOTA: We hold amounts allocated to the FPAs in a nonunitized separate account that we established under Minnesota insurance law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the FPAs. This guarantee is based on the continued claims paying ability of Allianz Life.


FOR CONTRACTS ISSUED IN PENNSYLVANIA: The FPAs are not directly available to you and they are not subject to a Market Value Adjustment. The FPAs are only available to receive GAV Transfers that we make during the Accumulation Phase. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value to or from the FPAs. You also cannot request withdrawals directly from the FPAs. If you request a partial withdrawal, we will take the partial withdrawal proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a FIFO basis.


MARKET VALUE ADJUSTMENT (MVA)
An MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.

We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, deductions we make to reimburse ourselves for premium taxes, death claims, or for amounts you receive if you return the Contract

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                                       36

under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.


NOTE REGARDING APPLICATION OF MVAS TO GAV TRANSFERS: We will not apply MVAs to GAV Transfers out of the FPAs initiated by us, effective for all Contracts issued on or after December 1, 2006 or such later date as this change is approved in your state. For Contracts issued before this date, you can elect to opt out of having MVAs applied to GAV Transfers from the FPAs. An opt out will be effective as of the Business Day your request is received in good order at our Service Center.

Upon a transfer or withdrawal of High Five Bonus Value in the FPAs, we will apply the MVA to the amount of the withdrawal or transfer. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA from which amounts are being removed to the current interest rate offered on new allocations to an FPA of the same Account Period. An MVA can be either positive or negative, depending on the interest rate currently offered on an FPA as shown in the following table. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.


  IF THE INTEREST RATE ON THE FPA FROM WHICH         THEN THE
         AMOUNTS ARE BEING REMOVED IS...               MVA IS...
-----------------------------------------------  -----------------
Less than the current interest rate for new
allocations to an FPA of the same Account
Period                                               negative
-----------------------------------------------  -----------------
Equal to the current interest rate for new
allocations to an FPA of the same Account
Period                                                 zero
-----------------------------------------------  -----------------
Greater than the current interest rate for new
allocations to an FPA of the same Account
Period                                               positive
-----------------------------------------------  -----------------

The MVA formula is [(1+I)/(1+J)]N where:
      I = current interest rate earned in the FPA from which amounts are being transferred or withdrawn.
      J = current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
      N = number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.

The MVA is also subject to a minimum and a maximum. The minimum and maximum apply upon partial withdrawal/transfer or complete withdrawal/transfer.

The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
    (a) =  the FPA guaranteed minimum value.
    (b) = all allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
    (c) =  the Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
    (a) =  the Fixed Account Value.
    (b) =  the FPA guaranteed minimum value.
    (c) = all allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.


THE FPA GUARANTEED MINIMUM VALUE IS EQUAL TO:
o 87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 3%).


    PLUS

o Upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

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                                       36


All previous partial withdrawals and transfers in this calculation of the FPA guaranteed minimum value do not reflect any MVA.

MVA EXAMPLES

The following examples show the effect of the MVA on a Contract.
o You purchase a Contract with an initial Purchase Payment of $100,000 on January 1st and receive a $5,000 bonus. The FPA guaranteed minimum value interest rate is 3%.
o You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.
o    You make no additional Purchase Payments.
o On July 1 of your sixth Contract Year your Contract Value in the FPA is $13,774.58. The sixth Contract Year is not a leap year.
o The withdrawal charge period for your initial Purchase Payment has not expired by the sixth Contract Year, so there will be a withdrawal charge of 6% on Purchase Payments withdrawn from the Contract during the sixth Contract Year.
o The bonus on the initial Purchase Payment has vested by the sixth Contract Year, so it is not affected by withdrawals in the sixth Contract Year.
o The Contract Value on the day of (but before) the withdrawal in the sixth Contract Year is $137,745.77.

The partial withdrawal privilege for the sixth Contract Year is 10% of total Purchase Payments (not including any bonus) = 10% x $100,000 = $10,000.

The withdrawal charge for full withdrawals during the sixth Contract Year is 6% of total Purchase Payments (not including any bonus) = 6% x $100,000 = $6,000.

The percentage of Contract Value in the FPAs in the sixth Contract Year = $13,774.58 / $137,745.77 = 10%.

The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:
    87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days =
        ((87.5% x $10,000) - $0) x 1.03 ((181/365) + 5) =...................................................$10,293.43

PLUS

    Upon full withdrawal, the amount of the withdrawal charge that we assign to the FPAs (which is the percentage
        of Contract Value in the FPAs) = 10% x $6,000 =....................................................+    600.00
                                                                                                           -----------
                                                                                                            $10,893.43
The MVA minimum on July 1 of the sixth Contract Year is equal to:
    The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs less partial withdrawals and transfers, divided by (c) the
        Fixed Account Value = $10,893.43 / $13,774.58 =.......................................................0.790836
The MVA maximum on July 1 of the sixth Contract Year is equal to:
    (a) The Fixed Account Value divided by (b) the greater of the FPA guaranteed minimum value, or (c) all allocations to the FPAs, less partial withdrawals and transfers = $13,774.58 / $10,893.43 =.................................................1.264485


EXAMPLE OF A POSITIVE MVA ON FULL WITHDRAWAL FROM THE FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR: Assume that the current interest rate for an FPA with a five-year Account Period is 5%.

The MVA on July 1 of the sixth Contract Year = [1.06 / 1.05] ((184/365) + 4) = 1.043618.

Because the MVA is less than the MVA maximum (1.264485), we will use the MVA to calculate the amount of the withdrawal after application of the MVA = $13,774.58 x 1.043618 = $14,375.39.

Next, we compute the withdrawal charge. The partial withdrawal privilege allows you to withdraw $10,000 per Contract Year without incurring a withdrawal charge. The amount of the withdrawal subject to the withdrawal charge = $14,375.39 - $10,000 = $4,375.39. The amount of the withdrawal charge = $4,375.39 x 6% = $262.52.

In other words, the amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA and deduction of the withdrawal charge = $14,375.39 - $262.52 = $14,112.87.

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                                       38

EXAMPLE OF A NEGATIVE MVA ON A PARTIAL WITHDRAWAL OR TRANSFER FROM A FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:

Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request that we withdraw $4,000 from the FPA and send you a check.

The MVA on July 1 of the sixth Contract Year = [1.06 / 1.07] ((184/365) + 4) = 0.958589.

Because the MVA is more than the MVA minimum (0.790836), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA = $4,000 / 0.958589 = $4,172.80.

Next, we would compute the withdrawal charge. Because the partial withdrawal privilege allows you to withdraw $10,000 per Contract Year without incurring a withdrawal charge, there will be no withdrawal charge for this partial withdrawal. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.

If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would instead apply the MVA to the amount transferred, instead of applying the MVA to the Fixed Account Value in the FPA. The amount we would transfer into the Investment Options = $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).


--------------------------------------------------------------------------------
6. GUARANTEED ACCOUNT VALUE (GAV) BENEFIT
Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the GAV Benefit is intended to provide a level of protection for the principal you invested five or more years ago and to lock in any investment gains from five or more Contract Anniversaries ago.

Your Contract includes Living Guarantees that provide a long term GAV Benefit during the Accumulation Phase. There are no additional fees or charges for the Living Guarantees. To maintain the guarantee, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the GAV Transfers discussion later in this section).

The GAV Benefit guarantees that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or Contract termination) your Contract Value will at least equal the GAV established five years ago, less all GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference. We will not apply a bonus to any payment we make to your Contract.

YOU DO NOT HAVE ANY PROTECTION UNDER THE GAV BENEFIT UNLESS YOU HOLD THE CONTRACT FOR AT LEAST FIVE YEARS. YOUR PURCHASE PAYMENTS ARE NOT PROTECTED UNDER THE GAV BENEFIT UNTIL WE HAVE HAD THEM FOR AT LEAST FIVE YEARS. IF YOU THINK THAT YOU MAY TERMINATE THE CONTRACT OR TAKE A FULL ANNUITIZATION BEFORE YOU HAVE HELD THE CONTRACT FOR AT LEAST FIVE YEARS, YOU SHOULD CONSIDER WHETHER PURCHASING THIS CONTRACT IS IN YOUR BEST INTEREST.

Assuming no partial withdrawals, the GAV Benefit has the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or Contract termination), your Contract Value will be at least equal to the initial GAV or the GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees that your Contract Value will be at least the highest GAV established on the Issue Date, or on any Contract Anniversary, up to and including the seventh Contract Anniversary: that is, the "high water mark" from that period. HOWEVER, THE GAV BENEFIT DOES NOT PROVIDE ANY PROTECTION UNTIL THE FIFTH CONTRACT ANNIVERSARY, IT DOES NOT LOCK IN ANY GAINS UNTIL FIVE YEARS AFTER THEY OCCUR, AND IT DOES NOT AUTOMATICALLY LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

As noted above, if on a Contract Anniversary, your Contract Value is less than the GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to the application of this payment as a "True Up." We will not apply a bonus to any True Up.


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                                       39


AN ADDITIONAL PURCHASE PAYMENT WILL IMMEDIATELY INCREASE YOUR CONTRACT VALUE, BUT DOES NOT BECOME PART OF THE VALUE GUARANTEED BY THE GAV BENEFIT UNTIL IT IS AT LEAST FIVE YEARS OLD. THEREFORE, A LARGE ADDITIONAL PURCHASE PAYMENT MAY DIMINISH THE ADVANTAGE OF THE GAV BENEFIT BY DECREASING THE LIKELIHOOD THAT YOU WOULD RECEIVE A TRUE UP TO YOUR CONTRACT. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago, then we True Up your Contract Value to equal that GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago, then we would not make a True Up to your Contract. To get the maximum benefit from this guarantee, you may want to consider purchasing a new Contract with the additional Purchase Payment. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GAV by an amount greater than the withdrawal itself. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS GREATER THAN THE GAV, THE GAV WILL BE REDUCED BY THE DOLLAR AMOUNT OF THE WITHDRAWAL. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS LESS THAN THE GAV, THE GAV WILL BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT.

CALCULATING THE GAV
Additional Purchase Payments will increase the GAV on a dollar-for-dollar basis, but partial withdrawals and Partial Annuitizations will decrease the GAV proportionately.


The initial GAV is equal to all Purchase Payments (not including any bonus) received during the first 90 days of your Contract, less any GAV adjusted partial withdrawals taken during this period. We recalculate the GAV on every Contract Anniversary.

On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
      A = The initial GAV, plus any additional Purchase Payments (not including any bonus) received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.
      B = Your Contract Value (including any vested bonus) on the first
          Contract Anniversary. On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
      C = The GAV from the previous Contract Anniversary plus any additional Purchase Payments (not including any bonus) received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.
      D = Your Contract Value (including any vested bonus) on that
          Contract Anniversary.


For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: a X b

For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to:
c + (d X b)

For GMIB Partial Annuitizations, a GAV adjusted partial withdrawal is equal to:             GMIBPA X GAV1
                                                                                         ---------------------
                                                                                                 GMIB

    (a) = The amount of Contract Value (including any vested bonus, but before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
    (b) = The greater of one, or the ratio of (e) divided by (f) where:
            (e) = the GAV on the day of (but before) the partial withdrawal.
            (f) = the Contract Value on the day of (but before) the
                  partial withdrawal, adjusted for any applicable MVA.
    (c) = The amount of the partial withdrawal (before any MVA) that together with any other previous partial withdrawals (before any MVA) taken during the Contract Year, does not exceed 10% of total Purchase Payments received, not including any bonus (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of any Contract Value (including any vested bonus, but before any MVA) applied to the traditional Partial Annuitization will be included in part (d) of this formula.
    (d) = The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
GMIBPA = the amount of any GMIB value applied to a GMIB Partial Annuitization. GMIB = the GMIB value on the day of (but before) the GMIB Partial Annuitization. GAV1 = the GAV on the day of (but before) the GMIB Partial Annuitization.

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                                       40

GAV EXAMPLE
o You purchase a May 2007 Contract and make only one initial Purchase Payment of $100,000 and receive a $5,000 bonus. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
o You take no partial withdrawals or Partial Annuitizations. Therefore, the calculations of the GAV that follows will only take into account the previous GAV and the current Contract Value on the Contract Anniversary. For information on how these calculation would be effected by a partial withdrawal please see Appendix D.
o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000. Please note that as the bonus vests it will increase the Contract Value. However, the Contract Value does not include any unvested bonus amounts.

    The initial GAV...........................................................................................$100,000

    The GAV on the first Contract Anniversary equals the greater of:  (A) the initial GAV, which is the initial Purchase Payment of $100,000 (not including any bonus); or (B)
        the Contract Value on the first Contract Anniversary, which is $120,000...............................$120,000

    The GAV on the second Contract Anniversary equals the greater of: (C) the
        GAV from the first Contract Anniversary ($120,000); or (D) the Contract
        Value on the second Contract Anniversary, which is $115,000...........................................$120,000

    The GAV on the third Contract Anniversary equals the greater of: (C) the GAV from the second Contract Anniversary ($120,000); or (D) the Contract
        Value on the third Contract Anniversary, which is $119,000...........................................$120,000

    The GAV on the fourth Contract Anniversary equals the greater of: (C) the
        GAV from the third Contract Anniversary ($120,000); or (D) the Contract
        Value on the third Contract Anniversary, which is $121,000...........................................$121,000

APPLYING THE GAV BENEFIT:
o On the fifth Contract Anniversary the Contract Value is $105,000. The initial GAV established five years age is $100,000. The fifth anniversary Contract Value is greater than the initial GAV, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. The sixth anniversary Contract Value is less than the GAV from the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options on the seventh Contract Anniversary.
o On the seventh Contract Anniversary the Contract Value is $122,000. The GAV from five years ago (the second Contract Anniversary) is $120,000. The seventh anniversary Contract Value is greater than the GAV established five years ago on the second Contract Anniversary so there is no True Up on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

                                                           CONTRACT VALUE       AMOUNT OF GAV TRUE
                                                        GUARANTEED UNDER THE    UP (DOES NOT APPLY
                                                        GAV BENEFIT (DOES NOT      UNTIL THE 5TH       CONTRACT VALUE
                               CONTRACT                  APPLY UNTIL THE 5TH         CONTRACT             AFTER GAV
                                VALUE         GAV       CONTRACT ANNIVERSARY)      ANNIVERSARY)            TRUE UP
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
Issue                         $100,000     $100,000             -                      -                   $100,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
1st Contract Anniversary      $120,000     $120,000             -                      -                   $120,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
2nd Contract Anniversary      $115,000     $120,000             -                      -                   $115,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
3rd Contract Anniversary      $119,000     $120,000             -                      -                   $119,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
4th Contract Anniversary      $121,000     $121,000             -                      -                   $121,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
5th Contract Anniversary      $105,000     $121,000         $100,000                 None                  $104,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
6th Contract Anniversary      $108,000     $121,000         $120,000                $12,000                $120,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------
7th Contract Anniversary      $122,000     $122,000         $120,000                 None                  $122,000
---------------------------- ------------- ----------- ------------------------ -------------------- ----------------

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                                       41

GAV TRANSFERS
There is no additional charge for the GAV Benefit. However, to make this guarantee available, we monitor your Contract daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your High Five Bonus Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to High Five Bonus Value that, if negative, will, in turn, increase the amount and/or frequency of GAV Transfers to the FPAs.

We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change once you purchase a Contract, but we may use a different model for Contracts we issue in the future. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. GAV Transfers from the FPAs to the Investment Options will be allocated according to your most recent allocation instructions. During the first two Contract Years, the Fixed Account Value immediately after any GAV Transfer to the FPAs is limited to 50% of total Purchase Payments (not including any bonus) received, but we may transfer more than 50% of your total Purchase Payments (not including any bonus) to the FPAs beginning on the second Contract Anniversary. GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.

The mathematical model we use to determine GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GAV Transfer.

           CHANGE IN ONE FACTOR, ASSUMING ALL OTHER FACTORS REMAIN CONSTANT
--------------------------------------------------------------------------------
FACTOR                                             DIRECTION OF THE GAV TRANSFER
------------------------------------------------ -------------------------------
High Five Bonus Value increases                        To the Investment Options
GAV increases                                          To the FPAS
Credited interest rate on the FPAs increases           To the Investment Options
Time until application of the GAV Benefit decreases    To the FPAS

The amount of the GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your High Five Bonus Value. Most importantly, GAV Transfers out of the Investment Options into the FPAs occur as the High Five Bonus Value falls relative to the GAV. GAV Transfers to the FPAs generally first occur when the High Five Bonus Value drops below the most recently established GAV by an amount that typically ranges between 1% to 4%. If the High Five Bonus Value continues to fall, more GAV Transfers to the FPAs will occur. THE AMOUNT OF THE FIRST GAV TRANSFER TO THE FPAS WILL TYPICALLY BE SIGNIFICANT, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your High Five Bonus Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your High Five Bonus Value. Concentrating High Five Bonus Value in Investment Options with higher volatility is likely to result in greater changes in High Five Bonus Value relative to the GAV. If those changes are negative, they would, in turn, result in higher amounts of and/or more frequent GAV Transfers to the FPAs. In addition, as the time remaining until application of the GAV Benefit guarantees shortens, the frequency and amount of GAV Transfers to the FPAs will increase, particularly in poorly performing markets.

Transactions you make may also affect the number of GAV Transfers including:
o    additional Purchase Payments,
o    partial withdrawals, and
o    Partial Annuitizations.

Additional Purchase Payments, withdrawals and Partial Annuitizations will change the High Five Bonus Value relative to the GAV, and may result in additional GAV Transfers.

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                                       42

When a GAV Transfer occurs, we allocate the transferred High Five Bonus Value to the available FPA. In general, the High Five Bonus Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GAV Benefit. It can be expected that, in some instances, High Five Bonus Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GAV Benefits shortens. As this time shortens:
o    GAV Transfers to the FPAs become more likely, and
o High Five Bonus Value relative to the GAV must increase in order for GAV Transfers from the FPAs to occur.

After the second Contract Anniversary, it is possible that substantially all of your High Five Bonus Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GAV. This can be true even if your High Five Bonus Value exceeds the GAV.

THE DAILY REBALANCING FORMULA UNDER THE MATHEMATICAL MODEL: As noted above, to limit our exposure under the GAV Benefit, we transfer High Five Bonus Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change once you purchase the Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GAV as of the Contract Anniversary date when that GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GAV for each Contract Anniversary and we may need to provide a True Up to any GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your High Five Bonus Value is less than any GAV, the mathematical model will tend toward a higher allocation to the FPAs. If, on the other hand, the High Five Bonus Value is much higher than each of these GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend toward a higher allocation to the Investment Options.

Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value that is to be allocated to the Investment Options.

The target allocation depends on several factors - the Owner's current High Five Bonus Value as compared to the Owner's GAV, the time until the GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.

The mathematical model could theoretically call for a daily reallocation of High Five Bonus Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a "baseline allocation," which is the target allocation determined at issue or upon the most recent GAV Transfer.

In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract's changing characteristics, while the baseline allocation will not change until the first GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GAV Transfer takes place that makes the Owner's actual allocation equal to the target allocation, and the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.

In practice, we find that for a newly-issued Contract, no GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of High Five Bonus Value. Therefore, the initial GAV Transfer will transfer approximately 40% of the High Five Bonus Value to the FPAs.

Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GAV Transfer will transfer High Five Bonus Value to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GAV Transfer will transfer High Five Bonus Value to the FPAs. As with the initial GAV Transfer, a subsequent GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GAV Transfers after the first typically range between 6% and 10% of the High Five Bonus Value.

The specified margin is set on the Issue Date and cannot be changed for the life of a Contract. (We may, however, change the specified margin for Contracts that we issue in the future.)

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                                       43

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.

WE WILL TRANSFER HIGH FIVE BONUS VALUE FROM THE INVESTMENT OPTIONS TO THE FPAS, AND FROM THE FPAS TO THE INVESTMENT OPTIONS, ACCORDING TO THE MATHEMATICAL MODEL IN ORDER TO SUPPORT THE LIVING GUARANTEES. YOU SHOULD VIEW THE GAV BENEFIT AS A WAY TO PERMIT YOU TO INVEST IN THE INVESTMENT OPTIONS TO THE EXTENT PERMITTED BY THE MATHEMATICAL MODEL, WHILE STILL HAVING YOUR PRINCIPAL AND SOME OF YOUR INVESTMENT GAINS PROTECTED TO THE EXTENT PROVIDED BY THE GAV BENEFIT. YOU SHOULD NOT VIEW THE GAV BENEFIT AS A "MARKET TIMING" OR OTHER TYPE OF INVESTMENT PROGRAM DESIGNED TO ENHANCE YOUR EARNINGS UNDER THE CONTRACT. IF WE MAKE TRANSFERS FROM YOUR CHOSEN INVESTMENT OPTIONS TO THE FPAS DURING A MARKET DOWNTURN, LESS (OR POTENTIALLY NONE) OF YOUR HIGH FIVE BONUS VALUE WILL BE AVAILABLE TO PARTICIPATE IN ANY UPSIDE POTENTIAL OF THE INVESTMENT OPTIONS IF THERE IS A SUBSEQUENT RECOVERY. THIS MEANS THAT IF MOST OR ALL OF YOUR HIGH FIVE BONUS VALUE IS ALLOCATED TO THE FPAS, A SUBSEQUENT MARKET RECOVERY WILL BENEFIT ONLY THAT PORTION, IF ANY, OF YOUR HIGH FIVE BONUS VALUE WHICH REMAINS IN THE INVESTMENT OPTIONS. IF A RECOVERY IS SUSTAINED ENOUGH TO RESULT IN AMOUNTS BEING TRANSFERRED BACK FROM THE FPAS INTO YOUR SELECTED INVESTMENT OPTIONS, PROGRESSIVELY MORE OF YOUR HIGH FIVE BONUS VALUE MAY BE ABLE TO PARTICIPATE IN THE RECOVERY, BUT THE HIGH FIVE BONUS VALUE AS A WHOLE WILL ALWAYS RECOVER MORE SLOWLY THAN HAD IT BEEN MORE FULLY ALLOCATED TO THE INVESTMENT OPTIONS. THIS MAY POTENTIALLY PROVIDE LESS CONTRACT VALUE TO YOU THAN IF YOUR CONTRACT DID NOT INCLUDE THE LIVING GUARANTEES.

THE GAV FIXED ACCOUNT MINIMUM
The GAV Fixed Account Minimum is the amount we require to be kept in the FPAs to maintain the guarantee protection provided by the GAV Benefit. You can transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum. You can only make a transfer or take a partial withdrawal from the FPAs that would reduce the amount in the FPAs below this minimum by resetting the GAV Benefit. If you allocate or transfer amounts to the FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be less. If you withdraw or transfer amounts out of the FPAs (subject to the GAV Fixed Account Minimum), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be greater.


RESETTING THE GAV BENEFIT
FOR CONTRACTS ISSUED IN PENNSYLVANIA: The reset feature is not available.


You may elect to reset the operation of the GAV Benefit at any time, as long as the reset date is at least 90 days from any earlier reset date and the reset provision is available in your state. Upon a reset, we will transfer 100% of your High Five Bonus Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the operation of the GAV Benefit, the first Contract Anniversary on which your Contract Value will be guaranteed under the GAV Benefit will be the Contract Anniversary occurring five years after the Contract Anniversary that occurs on or after the reset date. This means that we will not make a True Up to the Contract anytime between the reset date and the sixth Contract Anniversary after the reset date (on the fifth Contract Anniversary if you reset on a Contract Anniversary). The GAV on the reset date is the greater of:
o the last GAV calculated before the reset date, plus any additional Purchase Payments (not including any bonus) received on or after the last GAV calculation, and minus any GAV adjusted partial withdrawals taken on or after that calculation; or
o    your Contract Value (including any vested bonus).

If your Contract Value on the reset date is less than the GAV at that time, the GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with a Purchase Payment (not including any bonus) equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.

On the Contract Anniversary that occurs on or after the reset date, the new GAV is equal to the greater of:
o the GAV established on the reset date, plus any additional Purchase Payments (not including any bonus) received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or
o    your Contract Value (including any vested bonus).

On each subsequent Contract Anniversary, the new GAV is calculated as previously described (see the Calculating the GAV discussion that appears earlier in this section).

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                                       44


OTHER INFORMATION ON THE GAV BENEFIT
Once we pay a GAV True Up to your Contract Value as a result of the GAV Benefit, the True Ups become part of your Contract Value and are available for immediate withdrawal. We do not apply a bonus to any GAV True Ups you might receive and the bonus is only included in the part of the GAV that is based on Contract Value as it becomes vested. You will not receive the benefit of the bonus in the part of the GAV that is based on Purchase Payments. Also, any GAV True Ups will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than net Purchase Payments (total Purchase Payments received not including any bonus and less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses - Withdrawal Charge.


The GAV Benefit will terminate upon the earliest of the following.
o   The Income Date that you take a Full Annuitization/
o   Contract termination.


--------------------------------------------------------------------------------
7.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E and administrative charges (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the charges as a percentage of average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the Separate Account annual expenses are as follows:

                                          M&E        ADMIN.
                                         CHARGES     CHARGE        TOTAL
                                      -----------  -----------  --------
                 Traditional GMDB         1.55%       0.15%        1.70%
                 Enhanced GMDB*           1.75%       0.15%        1.90%

*    May not be available in all states.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expense is equal, on an annual basis, to 1.70%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

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                                       45

ADMINISTRATIVE CHARGE
This charge is equal, on an annual basis, to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.


CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. If there is an insufficient amount in the Investment Options, the charge is deducted first from the Investment Options, and any remaining amount is deducted from the FPAs. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the High Five Bonus Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all your Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), and your High Five Bonus Value is less than $75,000, we will deduct the full contract maintenance charge.


If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within ten complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments (including GMIB Payments), as death benefits, or as part of a required minimum distribution. (For more information, see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.


The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus) that are within the withdrawal charge period, less any Purchase Payments withdrawn (not including any bonus) that were subject to a withdrawal charge, less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix G.


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                                       46


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for ten or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.
3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments. However, we withdraw payments on a FIFO basis, which may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We consider any True Ups we make to your Contract Value under the GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than net Purchase Payments (total Purchase Payments received not including any bonus and less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see section 6, Guaranteed Account Value (GAV) Benefit - Other Information on the GAV Benefit.


We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.


                   MAY 2007 CONTRACTS*                                ORIGINAL AND MAY 2005 CONTRACTS**
------------------------------------------------------    -------------------------------------------------
  NUMBER OF COMPLETE YEARS                                   NUMBER OF COMPLETE YEARS
   SINCE WE RECEIVED YOUR                                     SINCE WE RECEIVED YOUR
      PURCHASE PAYMENT                   CHARGE                  PURCHASE PAYMENT                 CHARGE
------------------------------  ----------------------    -----------------------------    ----------------
              0                           8.5%                           0                         8.5%
              1                           8.5%                           1                         8.5%
              2                           8.5%                           2                         8.5%
              3                           8.0%                           3                         8.5%
              4                           7.0%                           4                         8.0%
              5                           6.0%                           5                         7.0%
              6                           5.0%                           6                         6.0%
              7                           4.0%                           7                         5.0%
              8                           3.0%                           8                         4.0%
       9 years or more                    0.0%                           9                         3.0%
                                                                 10 years or more                  0.0%


After we have had a Purchase Payment for ten complete years, there is no charge when you withdraw that Purchase Payment. However, withdrawals from a general account Investment Choice may be subject to an MVA.



* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%,
    and 0.0% for the time periods referenced above.
** In Connecticut and New Jersey, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%,
    4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced above.

We calculate the withdrawal charge at the time of withdrawal. For a full withdrawal, we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the High Five Bonus Value and we deduct it proportionately from the Investment Options. However, if there is not enough High Five Bonus Value in the Investment Options, we will deduct the remaining amount of the charge proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment


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                                       47

Choice may involve an MVA, which may increase or decrease the value of your Contract and/or the proceeds you receive.

EXAMPLE: Assume you request a withdrawal of $1,000. There is a withdrawal charge of 7% and there is no MVA. The total amount we actually deduct from your Contract is $1,075.27 and we pay you $1,000. We determine this amount as follows:
    AMOUNT REQUESTED             $1,000
--------------------------  OR   ---------=  $1,075.27
  1 - WITHDRAWAL CHARGE           0.93


NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. Transfers from a general account Investment Choice may be subject to an MVA, which may increase or decrease the value of the Contract and/or the amount transferred. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is a GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.


PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes we pay until the earliest of the following: upon the Income Date* if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


* We do not make deductions to reimburse ourselves for premium taxes from amounts applied to GMIB Payments.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options.

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8. TAXES
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 2, THE ANNUITY PHASE - PARTIAL ANNUITIZATIONS. FOR MORE INFORMATION ON THE TAXATION OF GMIB PAYMENTS, SEE SECTION 2, THE ANNUITY PHASE - GUARANTEED MINIMUM INCOME BENEFITS (GMIBS).


ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.


o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfers or rollovers from existing TSA or


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     403(b) contracts and rollovers from plans identified in our 403(b)
     endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.
o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.


     We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.


QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial

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withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.


If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.


Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)  distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

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7)  distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) for TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55;
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

11) for a reservist called to active duty during the period between September 11, 2001 and December 31, 2007 for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) or 403(b) plan made during such active period.


The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

We do not track after-tax contributions made to a Contract that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.


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The transfer or assignment of ownership of the Contract, the designation of an
Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

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We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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9. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including GWB withdrawals);
o    by receiving Annuity Payments; or
o    when we pay a death benefit.


You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    adjusted for any applicable MVA,
o    less any applicable withdrawal charge,
o    less any deductions we make to reimburse ourselves for premium tax, and


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o   less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500. The Contract Value after a partial withdrawal must be at least $10,000. WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.

In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.

Partial withdrawals in excess of the partial withdrawal privilege will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (before any MVA, but including any withdrawal charge) in excess of the partial withdrawal privilege amount by the Contract Value.

Partial withdrawals from the FPAs are subject to the GAV Fixed Account Minimum. You can take withdrawals that would reduce the amounts in the FPAs below this minimum by resetting the GAV Benefit (see section 6, Guaranteed Account Value
(GAV) Benefit - The GAV Fixed Account Minimum).

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the Suspension of Payments or Transfers discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals do not reduce the Withdrawal Charge Basis, but any withdrawals that are subject to a withdrawal charge will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix G.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE SECTION 8, TAXES).


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                                       55

EXAMPLE
o You purchase a Contract with an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $5,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the High Five Bonus Value is $115,600, and your partial withdrawal privilege is $10,000. Your bonus has not vested at all at this time.


    CALCULATING THE TOTAL WITHDRAWAL CHARGE:
    Amount requested that is subject to a withdrawal charge (amount requested minus the partial withdrawal privilege)
    = $50,000 - $10,000 = ....................................................................................$ 40,000
    Divided by (1 minus the withdrawal charge percentage) = (1- 0.085) =......................................./ 0.915
                                                                                                               -------
    Total amount withdrawn that is subject to a withdrawal charge.............................................$ 43,716
    Total withdrawal charge (amount withdrawn minus the amount requested) = $43,716 - $40,000 =.................$3,716
                                                                                                                ======
    REDUCING THE CONTRACT VALUE:
    Contract Value on the day of (but before) the partial withdrawal..........................................$110,600
    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
        = $50,000 + $3,716 =..................................................................................- 53,716
                                                                                                             ---------
    Contract Value after the partial withdrawal...............................................................$ 56,884
                                                                                                              ========
    REDUCING THE UNVESTED BONUS:
    Amount of the unvested bonus..............................................................................$  5,000
    Multiplied by the result of the total amount withdrawn, minus the partial withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
        = ($53,716 - $10,000) / $110,600 =....................................................................X  0.395
                                                                                                              --------
    Reduction in the unvested bonus due to the partial withdrawal..............................................$ 1,975
    Unvested bonus after the partial withdrawal = $5,000 - $1,975 =............................................$ 3,025
                                                                                                               =======
    REDUCING THE HIGH FIVE BONUS VALUE:
    High Five Bonus Value on the day of (but before) the partial withdrawal ..................................$115,600
    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
        = $50,000 + $3,716 = ................................................................................-  53,716
    Minus the reduction in the unvested bonus due to the partial withdrawal..................................-   1,975
                                                                                                            ----------
    High Five Bonus Value after the partial withdrawal........................................................$ 59,909
                                                                                                              ========

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge, and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply to amounts withdrawn from a general account Investment Choice. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE.

If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the partial surrender privilege.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments discussion later in this section.


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                                       56


GUARANTEED WITHDRAWAL BENEFIT (GWB)
The Living Guarantees will include the GWB. There is no additional charge for this benefit. However, we monitor your High Five Bonus Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. This benefit provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary. THE GWB IS NOT AVAILABLE BEFORE THE SECOND CONTRACT ANNIVERSARY.

The GWB value is equal to total Purchase Payments (not including any bonus) less GWB adjusted partial withdrawals. The maximum amount available for GWB withdrawals each Contract Year is the lesser of:
o 10% of your total Purchase Payments (not including any bonus) before any MVA (the partial withdrawal privilege amount), or
o    the remaining GWB value.

We will not deduct a withdrawal charge from amounts withdrawn under the GWB, but an MVA may apply to amounts withdrawn from a general account Investment Choice. Amounts withdrawn under the GWB will not reduce the Withdrawal Charge Basis, but withdrawals in excess of the maximum amount available annually under the GWB will be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis. Any unused GWB withdrawal amount in one Contract Year does not carry over to the next Contract Year. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59 1/2, the GWB withdrawal may also be subject to a 10% federal penalty tax.


WITHDRAWALS AND PARTIAL ANNUITIZATIONS YOU TAKE IN EXCESS OF THE MAXIMUM ALLOWABLE GWB WITHDRAWAL IN A CONTRACT YEAR MAY REDUCE THE GWB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.

For each withdrawal* or traditional Partial Annuitization taken before the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW X GWBV

For each withdrawal* or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to:
GWBA + (RPWA X GWBV)


* Includes any amounts paid as part of a required minimum distribution.



For each GMIB Partial Annuitization a GWB adjusted partial withdrawal is equal to:                GMIBPA X GWB1
                                                                                              ---------------------
                                                                                                       GMIB


     PW = The amount of Contract Value (including any vested bonus, but before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).


   GWBA = The amount of the partial withdrawal* (before any MVA)
          that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take a traditional Partial Annuitization, the entire amount of any Contract Value (including any vested bonus, but before any MVA) applied to the traditional Partial Annuitization will be included in the RPWA portion of the formula.
   RPWA = The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
   GWBV = The greater of one, or the ratio of (a) divided by (b)
          where:
          (a) = the remaining GWB value on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
          (b) = the Contract Value on the day of (but before) the
                traditional Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
GMIBPA =  the amount of the GMIB value applied to a GMIB Partial Annuitization.
GMIB   =  the GMIB value on the day of (but before) the GMIB Partial
          Annuitization.
GWB1   =  the remaining GWB value on the day of (but before) the GMIB Partial
          Annuitization.

*   Includes GWB withdrawals.

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                                       57


You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments (not including any bonus) less GWB adjusted partial withdrawals.


The GWB will terminate upon the earliest of the following.
o    Contract termination.
o    The Income Date that you take a Full Annuitization.
o    The GWB value is zero.
o The death of the Owner (unless the spouse continues the Contract as the new Owner).

GWB ADJUSTED PARTIAL WITHDRAWAL EXAMPLE
o You purchase a May 2007 Contract and make only one initial Purchase Payment of $100,000 and receive a $5,000 bonus.
o The GWB value at issue is equal to the total Purchase Payments (not including any bonus) less GWB adjusted partial withdrawals, which is $100,000.
o The maximum amount you can withdraw under the GWB after the second Contract Anniversary is 10% of the total Purchase Payments (not including any bonus) before any MVA, which is 0.10 x $100,000 = $10,000.
o During the third Contract Year you take a partial withdraw of $11,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. There is no MVA on the partial withdrawal. We calculate the GWB adjusted partial withdrawal as:
     GWBA + (RPWA x GWBV), where:

        GWBA   =  the amount of the partial withdrawal that does not exceed the maximum allowable
                  GWB withdrawal for the Contract Year ........................................................$10,000
        RPWA   =  the remaining amount of the partial withdrawal (including any withdrawal charge) =
                  $11,000 - $10,000 = .......................................................................+ ($1,000
        GWBV   =  the greater of one, or the ratio of (a) divided by (b), where:
                  (a) the remaining GWB value on the day of (but before) the partial withdrawal $100,000 (b) the Contract Value on the day of (but before) the partial withdrawal.... / $95,000
                  ............................................................................................1.052632
                  GWBV......................................................................................x 1.052632)
                                                                                                             ----------
        GWB adjusted partial withdrawal.........................................................................$11,053
                                                                                                                 ======

    After this partial withdrawal, the remaining GWB value is $100,000 - $11,053 = .............................$88,947

o During the fourth Contract Year you take another partial withdrawal of $12,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500. There is no MVA on the partial withdrawal.

    We calculate the GWB adjusted partial withdrawal as:  GWBA + (RPWA x GWBV), where:
        GWBA   =  the amount of the partial withdrawal that does not exceed the maximum allowable
                  GWB withdrawal for the Contract Year ........................................................$10,000
        RPWA   =  the remaining amount of the partial withdrawal (including any withdrawal charge) =
                  $12,000 - $10,000 = .......................................................................+ ($2,000
        GWBV   =  the greater of one, or the ratio of (a) divided by (b), where:
                  (a) the remaining GWB value on the day of (but before) the partial withdrawal .$88,947 (b) the Contract Value on the day of (but before) the partial withdrawal.... / $92,500
.................................................................................................0.961589
                  GWBV.......................................................................................x       1)
                                                                                                               --------
        GWB adjusted partial withdrawal.........................................................................$12,000
                                                                                                                 ======

    After this partial withdrawal, the remaining GWB value is $88,947 - $12,000 = ..............................$76,947

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                                       58

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. Any withdrawals in a Contract Year, including systematic withdrawals, that exceed the partial withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses
- Withdrawal Charge and the discussion of the Partial Withdrawal Privilege that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.



THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000, we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. RMD payments will also count against the maximum amount available for GWB withdrawals. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


This Contract offers a choice of GMDBs. The Contract includes Living Guarantees that provide a GMIB. The GMIB may have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. In addition, RMD payments will reduce your GAV, GWB value, GMDB value, GMIB value, and amounts available under your partial withdrawal privilege.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.


INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can elect to begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.


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                                       59

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.


--------------------------------------------------------------------------------
10. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase.


The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge by contacting your registered representative.
--------------------------------------------------------------------------------
11. DEATH BENEFIT
At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF YOUR CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 79 or younger on the Issue Date. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 79 should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.


THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL. BONUS AMOUNTS DO NOT BECOME PART OF THE GMDB VALUES THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU WILL NOT RECEIVE THE BENEFIT OF THE BONUS ON THE PARTS OF THE GMDB VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. THE ENHANCED GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

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                                       60


TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax.
1. The Contract Value (including any vested bonus), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus), reduced for each GMDB adjusted partial withdrawal taken.


ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1, 2, or 3, less any deduction we make to reimburse ourselves for premium tax.
1. The Contract Value (including any vested bonus), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus), reduced for each GMDB adjusted partial withdrawal taken.
3. The Enhanced GMDB Value, which is the MAV. We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

MAXIMUM ANNIVERSARY VALUE (MAV)


We only calculate the MAV until the date of any Owner's death.


The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.


On each Business Day other than a Contract Anniversary, the MAV is equal to:
o    its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day, and
o    reduced for each GMDB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner's 81st birthday*, the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations).

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday*, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.



* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the age of the Annuitant.

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                                       61

GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA


For each withdrawal or traditional Partial Annuitization taken, a GMDB adjusted partial withdrawal is equal to: (A) X (B)
    (A) = The amount of Contract Value (including any vested bonus, but before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
    (B) = The greater of one, or the ratio of (c) divided by (d) where:
         (c) = the death benefit on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
         (d) = the Contract Value (including any vested bonus) on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.


For each GMIB Partial Annuitization, a GMDB adjusted partial withdrawal is equal to:                  GMIBPA X GMDB1
                                                                                                      --------------
                                                                                                           GMIB

GMIBPA = the amount of the GMIB value applied to a GMIB Partial Annuitization. GMDB1 = the death benefit on the day of (but before) the GMIB Partial
         Annuitization.
GMIB   = the GMIB value on the day of (but before) the GMIB Partial
         Annuitization.

ANY WITHDRAWALS OR TRADITIONAL PARTIAL ANNUITIZATIONS YOU TAKE IN A CONTRACT YEAR MAY REDUCE THE GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.


Please see Appendix E for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o    The Business Day that the GMDB value and Contract Value are both zero.
o    Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.


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                                       62

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.
o If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of Traditional Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs) in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

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                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   --------------------------------------------------------------------------
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the Death Benefit Payment Options discussion later in this section.
o If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o   The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of Traditional Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs) in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
    -------------------------------------------------------------------------

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.
o For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of Traditional Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs) in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value on the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
    ------------------------------------------------------------------------

(NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR
                          UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o    No death benefit is payable.
o    If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

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DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.


OPTION B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

OPTION C: if the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $75,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.


Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.


If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.


In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


--------------------------------------------------------------------------------
12. OTHER INFORMATION ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.


THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our


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general account will represent seed money invested by us or fees and charges.
The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.


DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, Questar Capital Corporation, is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.


We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.


Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.


We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;

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o    whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
     -    responding to Owner correspondence and inquiries,
     -    processing of Contract changes,
     -    processing withdrawal requests (both partial and total), and
     -    processing annuitization requests.


Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $73,240,405.82 for performing administrative services regarding the Contracts.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need

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additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.


LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies from time to time, are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.


FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

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13.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

 FPA = FIXED PERIOD ACCOUNT                 GWB =  GUARANTEED WITHDRAWAL BENEFIT
 GAV = GUARANTEED ACCOUNT VALUE             MAV =  MAXIMUM ANNIVERSARY VALUE
GMDB = GUARANTEED MINIMUM DEATH BENEFIT     MVA =  MARKET VALUE ADJUSTMENT
GMIB = GUARANTEED MINIMUM INCOME BENEFIT

ACCOUNT PERIOD - the length of time for a Fixed Period Account. Account Periods range from one to ten years.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates at Contract issue to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

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CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your
Contract.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices, less any unvested bonus amounts. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.


FIXED ACCOUNT VALUE - the portion of your High Five Bonus Value that is in our general account during the Accumulation Phase.

FPAS (FIXED PERIOD ACCOUNTS) - a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase. FPAs have Account Periods of anywhere from one to ten years and only one FPA is available for Purchase Payments or transfers in each Contract Year. You can only allocate up to 50% of any Purchase Payment (including any bonus) to the FPAs during the Accumulation Phase. However, in some states the FPAs may only be available for GAV Transfers we make. In addition, we may transfer more than 50% of the total Purchase Payments received (not including any bonus) to the FPAs beginning on the second Contract Anniversary. Withdrawals/transfers out of an FPA may be subject to a Market Value Adjustment, which may increase or decrease your Contract Value and/or the amount the withdrawal/transfer.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


GAV (GUARANTEED ACCOUNT VALUE) BENEFIT - a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in some of your investment gains from prior years.

GAV FIXED ACCOUNT MINIMUM - this is the minimum amount of High Five Bonus Value that we determine must be allocated to the FPAs to support the GAV Benefit. You generally cannot reduce the Fixed Account Value in the FPAs below the GAV Fixed Account Minimum.

GAV TRANSFERS - these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily High Five Bonus Value (including any unvested bonus) in order to support the GAV Benefit.

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions and state availability.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the Living Guarantees (in most states) that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GWB (GUARANTEED WITHDRAWAL BENEFIT) - a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.

HIGH FIVE BONUS VALUE - on any Business Day it is equal to the sum of the values of your Investment Choices and includes unvested bonus amounts.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

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LIVING GUARANTEES - a package of benefits that include the GAV Benefit, the GMIB and the GWB. These benefits are not available individually. The GMIB may not be available in all states. There are no additional fees or charges associated with these benefits.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the GMIB value and the Enhanced GMDB value.


MAY 2005 CONTRACT - these Contracts may still be available in some states, but are being replaced by the May 2007 Contracts. The primary difference between May 2005 Contracts and May 2007 Contracts is that the May 2005 Contracts have a ten-year withdrawal charge schedule.

MAY 2007 CONTRACT - these Contracts are available in most states. The primary difference between May 2007 Contracts and May 2005 Contracts is that May 2007 Contracts have a nine-year withdrawal charge schedule.


MVA (MARKET VALUE ADJUSTMENT) - a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


ORIGINAL CONTRACT - these Contracts are still available in a few states, but in all other states they were replaced by the May 2005 Contracts. The primary difference between Original Contracts and May 2005 Contracts is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs. For more information see Appendix F.


OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.


PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes a GMIB). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code [(for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts)]. Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) Contracts and Inherited IRAs.


SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


SEPARATE ACCOUNT VALUE - the portion of your High Five Bonus Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.


SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

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                                       71


TRUE UP - an amount we may pay into your Contract under the Living Guarantees. On the fifth and subsequent Contract Anniversaries, we will compare your Contract Value to the GAV established five years ago, adjusted for any partial withdrawals taken in the last five Contract Years. If your Contract Value on these occasions is less than this amount, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to this payment as a True Up.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

--------------------------------------------------------------------------------
14.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ LIFE..........................................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................4
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................5
GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS..............6
ANNUITY PROVISIONS...................................13
    Annuity Units/Calculating Annuity Payments.......13
MORTALITY AND EXPENSE RISK GUARANTEE.................13
FINANCIAL STATEMENTS.................................13

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                                       72

15. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2007)

PRIVACY NOTICE REVISIONS:
Our privacy and security policies have not changed since the last time we issued our privacy notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:
o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:
We disclose information such as your name, address, and policy information:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.

WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" selection is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access and request correction of your information that is retained by us. Such requests must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

    Allianz Life Insurance Company of North America
    PO Box 1344
    Minneapolis, MN 55440-1344


ALLIANZ FAMILY OF COMPANIES:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC(TM)

                                                             M40018 (R-1/2007)

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                                       73

--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                                TOTAL ANNUAL
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                          OPERATING
                               ---------------------------------------------------------------                      EXPENSES
                                                                                                                     AFTER
                                                                            ACQUIRED               AMOUNT OF        CONTRACTUAL
                                               RULE                         FUND FEES             CONTRACTUAL       FEE WAIVERS
                                 MANAGEMENT   12B-1     SERVICE    OTHER      AND                FEE WAIVERS AND   OR EXPENSE
INVESTMENT OPTION                   FEES       FEES*     FEES     EXPENSES  EXPENSES  TOTAL      REIMBURSEMENTS  REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM Basic Value Fund(1)          .75%       .25%      -%        .17%        -%    1.17%             -%           1.17%
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .30          -     1.45              -           1.45
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .14          -     1.19              -           1.19
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Small Cap Growth            .85        .25        -        .14          -     1.24              -           1.24
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA
-----------------------------------------------------------------------------------------------------------------------------
AZL ColumbiaTechnology Fund(1)      .82        .25        -        .26          -     1.33              -           1.33
-----------------------------------------------------------------------------------------------------------------------------
DAVIS
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .12          -     .87               -            .87
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .12          -     1.12              -           1.12
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .09          -     .84               -            .84
Portfolio(7)
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .79        .25        -        .15          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .20          -     1.10              -           1.10
Value Fund - Class
1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .20          -     1.35              -           1.35
Value Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17          -        -        .07          -     .24                            .24
Class 1(1),(6),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .07          -     .49               -            .49
Class 2(1),(6),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .07          -     .58               -            .58
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock          .35        .25        -        .01          -     .61               -            .61
Index Portfolio - Service
Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,           .25        .25        -        .02          -     .52               -            .52
Inc. - Service Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .12          -     .97             .18            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .09          -     1.09              -           1.09
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .56        .25        -        .11          -     .92               -            .92
Communications Securities
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate         .47        .25        -        .03          -     .75               -            .75
Securities Fund - Class 2(4)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income          .49        .25        -        .05          -     .79               -            .79
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .08          -     .88               -            .88
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities          .46        .25        -        .01          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth           .72        .25        -        .04          -     1.01              -           1.01
Securities Fund - Class 2(3)


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                                       74

                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                                TOTAL ANNUAL
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                          OPERATING
                               ---------------------------------------------------------------                      EXPENSES
                                                                                                                     AFTER
                                                                            ACQUIRED               AMOUNT OF        CONTRACTUAL
                                               RULE                         FUND FEES             CONTRACTUAL       FEE WAIVERS
                                 MANAGEMENT   12B-1     SERVICE    OTHER      AND                FEE WAIVERS AND   OR EXPENSE
INVESTMENT OPTION                   FEES       FEES*     FEES     EXPENSES  EXPENSES  TOTAL      REIMBURSEMENTS  REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends           .60        .25        -        .02        .01     .88             .01            .87
Securities Fund - Class
2(3),(5)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth       .48        .25        -        .29        .01     1.03            .01           1.02
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value            .51        .25        -        .17        .03     .96             .03            .93
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .05          -     .79               -            .79
- Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .60          -        -        .07          -     .67               -            .67
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .23          -     1.28              -           1.28
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .60        .25        -        .21          -     1.06              -           1.06
- Class 2
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets       1.23        .25        -        .24          -     1.72              -           1.72
Securities Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities        .63        .25        -        .15        .03     1.06            .03           1.03
Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .56        .25        -        .16          -     .97               -            .97
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .74        .25        -        .04          -     1.03              -           1.03
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
JENNISON
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .80        .25        -        .10          -     1.15              -           1.15
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .14          -     1.19              -           1.19
-----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus                .75        .25        -        .22          -     1.22              -           1.22
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .22          -     1.32            .02           1.30
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .10          -     1.10              -           1.10
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .14          -     1.14              -           1.14
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International              .85        .25        -        .35          -     1.45              -           1.45
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .12          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Renaissance Fund(1)         .75        .25        -        .09          -     1.09              -           1.09
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .15          -     1.15              -           1.15
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(10)         .80          -        -        .23          -     1.03            .02           1.01
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing         1.25          -        -       1.03          -     2.28            .88           1.40
Markets Fund - Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing         1.25        .25        -       1.03          -     2.53            .88           1.65
Markets Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .19          -     1.09              -           1.09
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .19          -     1.34              -           1.34
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .77        .25        -        .38          -     1.40              -           1.40
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .17          -     .97             .02            .95
Fund - Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .17          -     1.22            .02           1.20
Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income             .72          -        -        .02          -     .74               -            .74
Fund/VA(7)



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                                       75

                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                                TOTAL ANNUAL
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                          OPERATING
                               ---------------------------------------------------------------                      EXPENSES
                                                                                                                     AFTER
                                                                            ACQUIRED               AMOUNT OF        CONTRACTUAL
                                               RULE                         FUND FEES             CONTRACTUAL       FEE WAIVERS
                                 MANAGEMENT   12B-1     SERVICE    OTHER      AND                FEE WAIVERS AND   OR EXPENSE
INVESTMENT OPTION                   FEES       FEES*     FEES     EXPENSES  EXPENSES  TOTAL      REIMBURSEMENTS  REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .19          -     1.19              -           1.19
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .25        .25        .61     1.29              -           1.29
- Admin. Class(7),(11)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .25        .25        .03     1.02            .03            .99
Strategy Portfolio - Admin.
Class(2),(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio - Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio - Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth        .30          -      .15        .10          -     .55               -            .55
and Income Portfolio - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .25          -     .65               -            .65
Portfolio - Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
SP International Growth             .85        .25        -        .27          -     1.37              -           1.37
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused       .90        .25        -        .40          -     1.55              -           1.55
Growth Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .40          -     1.65              -           1.65
Small Cap Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .12          -     .89               -            .89
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .12          -     .97             .18            .79
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth               .52        .25        -        .12          -     .89               -            .89
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .12          -     .89               -            .89
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Aggressive           .90        .25        -        .21          -     1.36            .06           1.30
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .73        .25        -        .10          -     1.08              -           1.08
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .30          -     1.45            .10           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .16          -     1.16              -           1.16
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .82        .25        -        .14          -     1.21              -           1.21
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Strategic            .85        .25        -        .16          -     1.26            .06           1.20
Growth Fund(1)


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                                       76

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (8).

(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above net of any acquired fund fees and expenses through April 30, 2008. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
(6) The Investment Option commenced operations under this Contract as of May 1, 2007. Therefore, the expenses shown are estimated for the current calendar year.
(7) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(8) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(9) Not currently available.
(10) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11) Acquired fund fees and expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

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--------------------------------------------------------------------------------

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                                                                                                           TOTAL ANNUAL
                              ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                             OPERATING
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                   EXPENSES
                               ------------------------------------------------------------                    AFTER
                                                                   ACQUIRED                 AMOUNT OF        CONTRACTUAL
                                        RULE                       FUND FEES  TOTAL ANNUAL  CONTRACTUAL     FEE WAIVERS
                            MANAGEMENT  12B-1      OTHER             AND       OPERATING   FEE WAIVERS AND   OR EXPENSE
INVESTMENT OPTION              FEES     FEES*    EXPENSES   TOTAL  EXPENSES(2) EXPENSES    REIMBURSEMENTS  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)     .20%      -%       .10%     .30%       .92%      1.22%          -%           1.22%
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .06      .26       1.11       1.37           -            1.37
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .07      .27       1.00       1.27           -            1.27
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses net of underlying fund fees and expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2008. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.

--------------------------------------------------------------------------------
The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the phone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION
Allianz High Five Bonus with the Traditional GMDB......................   1.70%
Allianz High Five Bonus with the Enhanced GMDB.........................   1.90%

The following Investment Options commenced operations under this Contract after December 31, 2006. Therefore, no AUV information is shown for them.

AZL S&P 500 Index Fund
AZL Small Cap Stock Index Fund
AZL First Trust Target Double Play Fund
Templeton Global Income Securities Fund
AZL NACM International Fund
AZL Schroder International Small Cap Fund
AZL TargetPLUS Balanced Fund
AZL TargetPLUS Equity Fund
AZL TargetPLUS Growth Fund
AZL TargetPLUS Moderate Fund

 (Number of Accumulation Units in thousands)

                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM Basic Value Fund
1.70%     12/31/04         NA     10.759          219
          12/31/05     10.759     11.137          309
          12/31/06     11.137     12.351          309
1.90%     12/31/04         NA     10.701          154
          12/31/05     10.701     11.056          258
          12/31/06     11.056     12.236          170
AZL AIM International Equity Fund
1.70%     12/31/04         NA     12.107           74
          12/31/05     12.107     13.852          224
          12/31/06     13.852     17.302          491
1.90%     12/31/04         NA     12.043           31
          12/31/05     12.043     13.750          116
          12/31/06     13.750     17.141          252
AZL LMP Large Cap Growth Fund
1.70%     12/31/04         NA     10.039          251
          12/31/05     10.039     10.827          358
          12/31/06     10.827     11.095          322
1.90%     12/31/04         NA      9.985          166
          12/31/05      9.985     10.748          250
          12/31/06     10.748     10.992          247
AZL LMP Small Cap Growth Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     11.103          118
          12/31/06     11.103     12.150          103
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.088           37
          12/31/06     11.088     12.110           80

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Columbia Technology Fund
1.70%     12/31/04         NA      8.160           44
          12/31/05      8.160      8.079           89
          12/31/06      8.079      8.146          109
1.90%     12/31/04         NA      8.108           19
          12/31/05      8.108      8.012           46
          12/31/06      8.012      8.063           62
AZL Davis NY Venture Fund
1.70%     12/31/04         NA     10.761          415
          12/31/05     10.761     11.604          808
          12/31/06     11.604     12.996          979
1.90%     12/31/04         NA     10.693          229
          12/31/05     10.693     11.508          496
          12/31/06     11.508     12.863          560
Davis VA Financial Portfolio
1.70%     12/31/04         NA     13.482           70
          12/31/05     13.482     14.367          115
          12/31/06     14.367     16.739          158
1.90%     12/31/04         NA     13.350           80
          12/31/05     13.350     14.198          136
          12/31/06     14.198     16.509          151
AZL Dreyfus Founders Equity Growth Fund
1.70%     12/31/04         NA      9.272           82
          12/31/05      9.272      9.532          231
          12/31/06      9.532     10.584          388
1.90%     12/31/04         NA      9.214           37
          12/31/05      9.214      9.453           82
          12/31/06      9.453     10.475          119

--------------------------------------------------------------------------------
The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
--------------------------------------------------------------------------------

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value Fund
1.70%     12/31/04         NA     12.034           99
          12/31/05     12.034     12.232          219
          12/31/06     12.232     13.639          300
1.90%     12/31/04         NA     12.017           41
          12/31/05     12.017     12.192          116
          12/31/06     12.192     13.566          133
Dreyfus IP Small Cap Stock Index Portfolio
1.70%     12/31/04         NA     12.316          188
          12/31/05     12.316     12.985          443
          12/31/06     12.985     14.607          488
1.90%     12/31/04         NA     12.251          136
          12/31/05     12.251     12.890          211
          12/31/06     12.890     14.471          239
Dreyfus Stock Index Fund, Inc.
1.70%     12/31/04         NA     11.121          364
          12/31/05     11.121     11.419          687
          12/31/06     11.419     12.934          701
1.90%     12/31/04         NA     11.062          178
          12/31/05     11.062     11.335          261
          12/31/06     11.335     12.814          248
AZL Franklin Small Cap Value Fund
1.70%     12/31/04         NA     15.359          232
          12/31/05     15.359     16.163          508
          12/31/06     16.163     18.341          673
1.90%     12/31/04         NA     15.308          140
          12/31/05     15.308     16.077          358
          12/31/06     16.077     18.207          433
Franklin Global Communications Securities Fund
1.70%     12/31/04         NA     17.405           12
          12/31/05     17.405     19.814           41
          12/31/06     19.814     24.266          102
1.90%     12/31/04         NA     16.865           23
          12/31/05     16.865     19.161           41
          12/31/06     19.161     23.419           75
Franklin Global Real Estate Securities Fund
1.70%     12/31/04         NA     49.189          107
          12/31/05     49.189     54.878          242
          12/31/06     54.878     65.062          208
1.90%     12/31/04         NA     47.661           70
          12/31/05     47.661     53.068          147
          12/31/06     53.068     62.790          124
Franklin Growth and Income Securities Fund
1.70%     12/31/04         NA     31.283          126
          12/31/05     31.283     31.838          226
          12/31/06     31.838     36.547          219
1.90%     12/31/04         NA     30.419           68
          12/31/05     30.419     30.896          143
          12/31/06     30.896     35.396          115
Franklin High Income Fund
1.70%     12/31/04         NA     21.758          185
          12/31/05     21.758     22.101          312
          12/31/06     22.101     23.764          324
1.90%     12/31/04         NA     21.082           71
          12/31/05     21.082     21.372          134
          12/31/06     21.372     22.934          149

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Income Securities Fund
1.70%     12/31/04         NA     38.694          139
          12/31/05     38.694     38.654          480
          12/31/06     38.654     44.936          779
1.90%     12/31/04         NA     37.492          109
          12/31/05     37.492     37.378          289
          12/31/06     37.378     43.367          413
Franklin Large Cap Growth Securities Fund
1.70%     12/31/04         NA     17.995          230
          12/31/05     17.995     17.880          404
          12/31/06     17.880     19.495          353
1.90%     12/31/04         NA     17.686          115
          12/31/05     17.686     17.537          255
          12/31/06     17.537     19.083          240
Franklin Rising Dividends Securities Fund
1.70%     12/31/04         NA     31.578          177
          12/31/05     31.578     32.111          381
          12/31/06     32.111     36.977          360
1.90%     12/31/04         NA     30.771          119
          12/31/05     30.771     31.228          234
          12/31/06     31.228     35.888          243
Franklin Small-Mid Cap Growth Securities Fund
1.70%     12/31/04         NA     20.280           62
          12/31/05     20.280     20.894          160
          12/31/06     20.894     22.328          137
1.90%     12/31/04         NA     19.911           51
          12/31/05     19.911     20.473           92
          12/31/06     20.473     21.835           83
Franklin Small Cap Value Securities Fund
1.70%     12/31/04         NA     14.881          180
          12/31/05     14.881     15.914          289
          12/31/06     15.914     18.303          204
1.90%     12/31/04         NA     14.684          119
          12/31/05     14.684     15.671          178
          12/31/06     15.671     17.989          133
Franklin U.S. Government Fund
1.70%     12/31/04         NA     22.897          204
          12/31/05     22.897     23.053          360
          12/31/06     23.053     23.576          360
1.90%     12/31/04         NA     22.251          134
          12/31/05     22.251     22.358          248
          12/31/06     22.358     22.819          237
Franklin Zero Coupon Fund 2010
1.70%     12/31/04         NA     35.103           19
          12/31/05     35.103     35.043           57
          12/31/06     35.043     35.388           52
1.90%     12/31/04         NA     34.012            7
          12/31/05     34.012     33.886           40
          12/31/06     33.886     34.152           34
Mutual Discovery Securities Fund
1.70%     12/31/04         NA     19.037          197
          12/31/05     19.037     21.705          529
          12/31/06     21.705     26.260          777
1.90%     12/31/04         NA     18.729           89
          12/31/05     18.729     21.312          270
          12/31/06     21.312     25.733          349

--------------------------------------------------------------------------------
The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
--------------------------------------------------------------------------------

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Mutual Shares Securities Fund
1.70%     12/31/04         NA     18.162          262
          12/31/05     18.162     19.742          896
          12/31/06     19.742     22.977         1456
1.90%     12/31/04         NA     17.869          167
          12/31/05     17.869     19.384          495
          12/31/06     19.384     22.516          734
Templeton Developing Markets Securities Fund
1.70%     12/31/04         NA     13.562           78
          12/31/05     13.562     16.991          296
          12/31/06     16.991     21.398          290
1.90%     12/31/04         NA     13.272           81
          12/31/05     13.272     16.594          259
          12/31/06     16.594     20.857          188
Templeton Foreign Securities Fund
1.70%     12/31/04         NA     20.911           71
          12/31/05     20.911     22.650          245
          12/31/06     22.650     27.045          267
1.90%     12/31/04         NA     20.379           49
          12/31/05     20.379     22.030          118
          12/31/06     22.030     26.253          128
Templeton Growth Securities Fund
1.70%     12/31/04         NA     21.985          185
          12/31/05     21.985     23.532          635
          12/31/06     23.532     28.182          910
1.90%     12/31/04         NA     21.523          132
          12/31/05     21.523     22.990          332
          12/31/06     22.990     27.478          483
AZL Fusion Balanced Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     10.608          710
          12/31/06     10.608     11.419         1219
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     10.594          289
          12/31/06     10.594     11.381          679
AZL Fusion Growth Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     11.083         1992
          12/31/06     11.083     12.226         4569
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.068          951
          12/31/06     11.068     12.186         2166
AZL Fusion Moderate Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     10.786         1974
          12/31/06     10.786     11.741         3942
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     10.772         1020
          12/31/06     10.772     11.702         1916
AZL Jennison 20/20 Focus Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     12.221          248
          12/31/06     12.221     13.552          435
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     12.205          105
          12/31/06     12.205     13.507          221

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Jennison Growth Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     11.943          141
          12/31/06     11.943     11.927          127
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.927           89
          12/31/06     11.927     11.887          109
Jennison 20/20 Focus Portfolio
1.70%     12/31/04         NA     11.745          147
          12/31/05     11.745     14.003          302
          12/31/06     14.003    15..641          216
1.90%     12/31/04         NA     11.683          115
          12/31/05     11.683     13.900          202
          12/31/06     13.900     15.496          142
AZL Legg Mason Growth Fund
1.70%     12/31/04         NA     10.740           40
          12/31/05     10.740     11.727          129
          12/31/06     11.727     11.611          181
1.90%     12/31/04         NA     10.683           21
          12/31/05     10.683     11.642           87
          12/31/06     11.642     11.503          194
AZL Legg Mason Value Fund
1.70%     12/31/04         NA     11.325          165
          12/31/05     11.325     11.832          562
          12/31/06     11.832     12.414          547
1.90%     12/31/04         NA     11.254          103
          12/31/05     11.254     11.734          385
          12/31/06     11.734     12.286          345
AZL Neuberger Berman Regency Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.057          144
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.043           18
AZL OCC Opportunity Fund
1.70%     12/31/04         NA     13.498           98
          12/31/05     13.498     13.945          214
          12/31/06     13.945     15.312          241
1.90%     12/31/04         NA     13.426           70
          12/31/05     13.426     13.843          143
          12/31/06     13.843     15.170          152
AZL OCC Renaissance Fund
1.70%     12/31/04         NA     14.245          322
          12/31/05     14.245     13.517          447
          12/31/06     13.517     14.729          387
1.90%     12/31/04         NA     14.155          232
          12/31/05     14.155     13.405          374
          12/31/06     13.405     14.578          294
AZL OCC Value Fund
1.70%     12/31/04         NA     13.200          308
          12/31/05     13.200     13.324          488
          12/31/06     13.324     15.734          501
1.90%     12/31/04         NA     13.116          304
          12/31/05     13.116     13.214          492
          12/31/06     13.214     15.572          526

--------------------------------------------------------------------------------
The Allianz High Five(TM) Bonus Variable Annuity Contract*Prospectus*May 1, 2007
--------------------------------------------------------------------------------

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
OpCap Mid Cap Portfolio
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA      9.989           59
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA      9.976           52
AZL Oppenheimer Developing Markets Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.450          193
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.436           59
AZL Oppenheimer Global Fund
1.70%     12/31/04         NA     11.449          183
          12/31/05     11.449     12.677          410
          12/31/06     12.677     14.494          483
1.90%     12/31/04         NA     11.433          129
          12/31/05     11.433     12.635          236
          12/31/06     12.635     14.417          354
AZL Oppenheimer International Growth Fund
1.70%     12/31/04         NA     12.808           53
          12/31/05     12.808     14.378          147
          12/31/06     14.378     18.234          295
1.90%     12/31/04         NA     12.727           42
          12/31/05     12.727     14.259           86
          12/31/06     14.259     18.046          210
AZL Oppenheimer Main Street Fund
1.70%     12/31/04         NA     10.737          301
          12/31/05     10.737     11.132          408
          12/31/06     11.132     12.542          460
1.90%     12/31/04         NA     10.723          218
          12/31/05     10.723     11.095          294
          12/31/06     11.095     12.475          278
Oppenheimer High Income Fund/VA
1.70%     12/31/04         NA     11.935           12
          12/31/05     11.935     12.006           12
          12/31/06     12.006     12.917            4
1.90%     12/31/04         NA     11.819            1
          12/31/05     11.819     11.865            1
          12/31/06     11.865     12.739            3
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     11.059           22
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     11.044            8
PIMCO VIT All Asset Portfolio
1.70%     12/31/04         NA     11.854          549
          12/31/05     11.854     12.381          963
          12/31/06     12.381     12.740          650
1.90%     12/31/04         NA     11.838          171
          12/31/05     11.838     12.339          348
          12/31/06     12.339     12.672          224

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     11.014          153
          12/31/06     11.014     10.494          341
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.000          115
          12/31/06     11.000     10.459          203
PIMCO VIT Emerging Markets Bond Portfolio
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA     10.905           99
          12/31/06     10.905     11.717          161
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     10.891           67
          12/31/06     10.891     11.678          115
PIMCO VIT Global Bond Portfolio (Unhedged)
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA      9.330           51
          12/31/06      9.330      9.600          125
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA      9.318           23
          12/31/06      9.318      9.568           55
PIMCO VIT High Yield Portfolio
1.70%     12/31/04         NA     12.041          244
          12/31/05     12.041     12.327          497
          12/31/06     12.327     13.223          463
1.90%     12/31/04         NA     11.923           73
          12/31/05     11.923     12.182          188
          12/31/06     12.182     13.042          206
PIMCO VIT Real Return Portfolio
1.70%     12/31/04         NA     11.238          741
          12/31/05     11.238     11.281          939
          12/31/06     11.281     11.170          960
1.90%     12/31/04         NA     11.200          278
          12/31/05     11.200     11.221          520
          12/31/06     11.221     11.089          425
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
1.70%     12/31/04         NA      9.002            2
          12/31/05      9.002      9.159            2
          12/31/06      9.159     10.347            3
1.90%     12/31/04         NA      8.914            0
          12/31/05      8.914      9.052            0
          12/31/06      9.052     10.205            0
PIMCO VIT Total Return Portfolio
1.70%     12/31/04         NA     12.958          384
          12/31/05     12.958     13.053          670
          12/31/06     13.053     13.328          805
1.90%     12/31/04         NA     12.831          196
          12/31/05     12.831     12.899          438
          12/31/06     12.899     13.145          587
AZL Money Market Fund
1.70%     12/31/04         NA     10.183          748
          12/31/05     10.183     10.269         1121
          12/31/06     10.269     10.545         1562
1.90%     12/31/04         NA     10.083          453
          12/31/05     10.083     10.148          705
          12/31/06     10.148     10.400          714

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                                       82

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
SP International Growth Portfolio
1.70%     12/31/04         NA      6.331            8
          12/31/05      6.331      7.208           61
          12/31/06      7.208      8.516            3
1.90%     12/31/04         NA      6.280            0
          12/31/05      6.280      7.136            7
          12/31/06      7.136      8.414            0
SP Strategic Partners Focused Growth Portfolio
1.70%     12/31/04         NA      6.425          147
          12/31/05      6.425      7.254          185
          12/31/06      7.254      7.053          123
1.90%     12/31/04         NA      6.373           65
          12/31/05      6.373      7.181          225
          12/31/06      7.181      6.968          132
AZL Van Kampen Aggressive Growth Fund
1.70%     12/31/04         NA      8.098          116
          12/31/05      8.098      8.834          199
          12/31/06      8.834      9.127          224
1.90%     12/31/04         NA      8.039           63
          12/31/05      8.039      8.752          104
          12/31/06      8.752      9.024          132
AZL Van Kampen Comstock Fund
1.70%     12/31/04         NA     10.860          424
          12/31/05     10.860     11.096          846
          12/31/06     11.096     12.630         1007
1.90%     12/31/04         NA     10.781          245
          12/31/05     10.781     10.993          544
          12/31/06     10.993     12.487          543
AZL Van Kampen Equity and Income Fund
1.70%     12/31/04         NA     10.788          259
          12/31/05     10.788     11.323          467
          12/31/06     11.323     12.526          530
1.90%     12/31/04         NA     10.774          119
          12/31/05     10.774     11.285          328
          12/31/06     11.285     12.460          338

                                               NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
           OR          AUV AT      END         OUTSTANDING
BENEFIT    YEAR       BEGINNING    OF           AT END OF
OPTION *   ENDED      OF PERIOD   PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Global Franchise Fund
1.70%     12/31/04         NA     13.512          189
          12/31/05     13.512     14.832          486
          12/31/06     14.832     17.683          629
1.90%     12/31/04         NA     13.467          134
          12/31/05     13.467     14.753          421
          12/31/06     14.753     17.553          487
AZL Van Kampen Global Real Estate Fund
1.70%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     12.028          247
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     12.011          147
AZL Van Kampen Growth and Income Fund
1.70%     12/31/04         NA     11.344          254
          12/31/05     11.344     12.183          480
          12/31/06     12.183     13.883          536
1.90%     12/31/04         NA     11.260          184
          12/31/05     11.260     12.070          361
          12/31/06     12.070     13.726          358
AZL Van Kampen Mid Cap Growth Fund
1.70%     12/31/04         NA     10.649          111
          12/31/05     10.649     12.306          507
          12/31/06     12.306     13.213          551
1.90%     12/31/04         NA     10.571           68
          12/31/05     10.571     12.192          293
          12/31/06     12.192     13.065          287
AZL Van Kampen Strategic Growth Fund
1.70%     12/31/04         NA      7.929          211
          12/31/05      7.929      8.359          403
          12/31/06      8.359      8.416          421
1.90%     12/31/04         NA      7.871          160
          12/31/05      7.871      8.281          277
          12/31/06      8.281      8.321          267

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APPENDIX C - GMIB VALUE CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000 (not including any bonus). You allocate your entire Purchase Payment to the Investment Options and you make no additional Purchase Payments. All Owners are age 55 or younger on the Issue Date.
o    The MAV on the fifth Contract Anniversary is $120,000.
o    The MAV on the seventh Contract Anniversary is $150,000.


o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the eighth Contract Year when the withdrawal charge is 4%. We deduct $20,000 from your Contract and pay you $19,600 (net of the withdrawal charge). The Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.


o    The Contract Value on the eighth Contract Anniversary is $110,000.
o    The MAV on the tenth Contract Anniversary is $180,000.
o    The MAV on the fifteenth Contract Anniversary is $230,000.

The GMIB adjusted partial withdrawal is equal to:
    The amount of the partial withdrawal subject to the partial withdrawal privilege
        (10% of total Purchase Payments received) = 0.10 x $100,000 =..........................................$10,000
PLUS
    The remaining amount of the partial withdrawal (including any withdrawal charge)............................10,000
    Multiplied by the greater of a) or b):
        a) one, or
        b) the ratio of the GMIB value divided by the Contract Value on the date of (but before) the partial
           withdrawal = $150,000/$160,000 = 0.94............................................................X        1
                                                                                                            ----------
                                                                                                               $10,000
                                                                                                               =======
    Total GMIB adjusted partial withdrawal.....................................................................$20,000
The GMIB value on the eighth Contract Anniversary is equal to:
    The MAV on the seventh Contract Anniversary...............................................................$150,000
        reduced by the GMIB adjusted partial withdrawal in the eighth Contract Year...........................- 20,000
                                                                                                              --------
                                                                                                              $130,000
                                                                                                              ========

Below are examples of guaranteed monthly GMIB Payments. For Annuity Option 3, assume the Annuitant is male and the joint Annuitant is female. Both are age 55 on the Issue Date.

                                                                    GMIB PAYMENTS UNDER...
                                                    ----------------------------------------------------
                YOUR INCOME DATE
               IS WITHIN 30 DAYS                                       OPTION 2 LIFE     OPTION 3 JOINT
                 AFTER CONTRACT                      OPTION 1 LIFE     ANNUITY W/ 10    & LAST SURVIVOR
                  ANNIVERSARY        GMIB VALUE         ANNUITY            YEARS            ANNUITY
                 --------------    --------------   ---------------   --------------   ------------------
                        5             $120,000          $ 540.00          $ 531.60          $ 440.40
                        8             $130,000          $ 631.80          $ 617.50          $ 505.70
                        10            $180,000          $ 925.20          $ 900.00          $ 730.80
                        15            $230,000         $1,386.90         $1,311.00         $1,055.70

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APPENDIX D - GAV CALCULATION EXAMPLE
o You purchase a Contract with an initial Purchase Payment of $100,000 and receive a $5,000 bonus. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000. Please note that as the bonus vests, it will increase the Contract Value. However, the Contract Value does not include any unvested bonus amounts.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year. The bonus is now 100% vested. The Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

    The initial GAV.......................................................................................... $100,000

    The GAV on the first Contract Anniversary equals the greater of A or B:
        (A)the initial GAV = $100,000 (B)the Contract Value on the first
        Contract Anniversary = $120,000
    The GAV on the first Contract Anniversary.................................................................$120,000

    The GAV on the second Contract Anniversary equals the greater of C or D:
        (C)the GAV from the first Contract Anniversary = $120,000 (D)the
        Contract Value on the second Contract Anniversary = $135,000
    The GAV on the second Contract Anniversary................................................................$135,000

    The GAV on the third Contract Anniversary equals the greater of C or D: C)
        the GAV from the second Contract Anniversary = $135,000 D) the Contract
        Value on the third Contract Anniversary = $150,000
    The GAV on the third Contract Anniversary.................................................................$150,000

    Calculating the GAV adjusted partial withdrawal taken in the fourth Contract
        Year: The amount of the partial withdrawal subject to the partial withdrawal privilege
           (10% of total Purchase Payments not including any bonus) = 0.10 x $100,000 =.........$10,000
        PLUS
        The remaining amount of the partial
        withdrawal (including any withdrawal charge)..........................................+ (10,000
        Multiplied by the greater of a) or b) where:
        (a) one, or
        (b) the GAV divided by the Contract Value on the date of (but before) the partial withdrawal =
            $150,000/$160,000 = 0.94...........................................................X       1)
                                                                                              ----------
            Total GAV adjusted partial withdrawal................................................$20,000
                                                                                                 =======

    The GAV on the fourth Contract Anniversary equals the greater of C or D:
        (C)the GAV from the third Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the fourth Contract Year = $150,000 -
           $20,000 = $130,000
        (D)the Contract Value on the fourth Contract Anniversary = $135,000
    The GAV on the fourth Contract Anniversary..................................................$135,000


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APPLYING THE GAV BENEFIT:
o On the fifth Contract Anniversary, the Contract Value is $105,000. The initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. The fifth anniversary Contract Value is greater than the initial GAV adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary, the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. The sixth anniversary Contract Value is greater than the GAV from the first Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the sixth Contract Anniversary.
o On the seventh Contract Anniversary, the Contract Value is $110,000. The GAV established five years ago on the second Contract Anniversary is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. The seventh anniversary Contract Value is less than the GAV from the second Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

                                                                    CONTRACT VALUE
                                                                   GUARANTEED UNDER
                                                                   THE GAV BENEFIT     AMOUNT OF GAV
                                                                   (DOES NOT APPLY     TRUE UP (DOES
                                                                    UNTIL THE 5TH     NOT APPLY UNTIL
                                                                       CONTRACT      THE 5TH CONTRACT   CONTRACT VALUE
                               CONTRACT VALUE          GAV           ANNIVERSARY)      ANNIVERSARY)    AFTER GAV TRUE UP
-------------------------------------------------------------------------------------------------------------------------
Initial                           $100,000         $100,000                  --                --               --
-------------------------------------------------------------------------------------------------------------------------
1st Contract Anniversary          $120,000         $120,000                  --                --               --
-------------------------------------------------------------------------------------------------------------------------
2nd Contract Anniversary          $135,000         $135,000                  --                --               --
-------------------------------------------------------------------------------------------------------------------------
3rd Contract Anniversary          $150,000         $150,000                  --                --               --
-------------------------------------------------------------------------------------------------------------------------
4th Contract Anniversary          $135,000         $135,000                  --                --               --
-------------------------------------------------------------------------------------------------------------------------
5th Contract Anniversary          $105,000         $135,000             $80,000              None         $105,000
-------------------------------------------------------------------------------------------------------------------------
6th Contract Anniversary          $108,000         $135,000            $100,000              None         $108,000
-------------------------------------------------------------------------------------------------------------------------
7th Contract Anniversary          $110,000         $135,000            $115,000            $5,000         $115,000
-------------------------------------------------------------------------------------------------------------------------

Please note that the bonus is only included in the part of the GAV that is based on Contract Value as it vests and we do not apply a bonus to any True Ups you may receive. You will not receive the benefit of the bonus in the part of the GAV that is based on Purchase Payments.

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APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000 (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in these examples, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.


IF YOU ELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value............................................................................................$140,000
2) The Traditional GMDB value:
    Total Purchase Payments received.........................................................................$100,000
        Reduced by the GMDB adjusted partial withdrawal.....................................................-  20,000
                                                                                                            ---------
                                                                                                             $ 80,000
The GMDB adjusted partial withdrawal for (2) above is equal to:
    The amount of the partial withdrawal........................................................$ 20,000
    Multiplied by the greater of a) or b) where:
        a) is one, and
        b) is the ratio of the death benefit divided by the Contract Value
           on the date of (but before) the partial withdrawal = $160,000/$160,000 = 1.........X        1
                                                                                              ----------
    Total GMDB adjusted partial withdrawal......................................................$ 20,000
                                                                                                ========
Therefore, the death benefit that would be payable as of the tenth Contract
    Anniversary is the $140,000 Contract Value.


IF YOU ELECTED THE ENHANCED GMDB:
The following details how we calculate the MAV on the first nine Contract
Anniversaries:

                                  ------------------  ---------------
                                    CONTRACT VALUE         MAV
                                  ------------------- ---------------
1st Contract Anniversary              $110,000           $110,000
2nd Contract Anniversary              $118,000           $118,000
3rd Contract Anniversary              $116,000           $118,000
4th Contract Anniversary              $122,000           $122,000
5th Contract Anniversary              $120,000           $122,000
6th Contract Anniversary              $141,000           $141,000
7th Contract Anniversary              $147,000           $147,000
8th Contract Anniversary              $155,000           $155,000
9th Contract Anniversary              $162,000           $162,000


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o    On the Issue Date, the MAV is equal to total Purchase Payments, not including any bonus ($100,000).
o On the first Contract Anniversary the Contract Value is $110,000, which is greater than the MAV from the immediately preceding Business Day ($100,000), so the MAV increases to $110,000.
o On the second Contract Anniversary the Contract Value is $118,000, which is greater than the MAV from the immediately preceding Business Day ($110,000), so the MAV increases to $118,000.
o On the third Contract Anniversary the Contract Value is $116,000, which is less than the MAV from the immediately preceding Business Day ($118,000), so the MAV does not change.
o On the fourth Contract Anniversary the Contract Value is $122,000, which is greater than the MAV from the immediately preceding Business Day ($118,000), so the MAV increases to $122,000.
o On the fifth Contract Anniversary the Contract Value is $120,000, which is less than the MAV from the immediately preceding Business Day ($122,000), so the MAV does not change.
o On the sixth, seventh, eighth and ninth Contract Anniversaries the Contract Value is greater than the MAV from the immediately preceding Business Day, so the MAV increases to equal the Contract Value.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value.............................................................................................$140,000
2) The Traditional GMDB value:                                                                                ========
    Total Purchase Payments received..........................................................................$100,000
        Reduced by the GMDB adjusted partial withdrawal......................................................-  20,250
                                                                                                             ---------
                                                                                                              $ 79,750
3) The Enhanced GMDB value:                                                                                   --------
    The MAV on the ninth Contract Anniversary.................................................................$162,000
        Reduced by the GMDB adjusted partial withdrawal.....................................................-   20,250
                                                                                                            ----------
                                                                                                              $141,750
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
    The amount of the partial withdrawal........................................................$ 20,000
    Multiplied by the greater of a) or b) where:
        a) is one, and
        b) is the ratio of the death benefit divided by the Contract Value on the date of (but before) the partial withdrawal = $162,000/$160,000 = 1.0125......X 1.0125
                                                                                                --------
    Total GMDB adjusted partial withdrawal......................................................$ 20,250
                                                                                                ========
Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $141,750 MAV.

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APPENDIX F - ORIGINAL CONTRACTS
Original Contracts are no longer offered for sale in most states. However, Owners of Original Contracts can still make additional Purchase Payments. Original Contracts have different product features and expenses than Contracts currently offered for sale in most states, which may include but are not limited to the following.
o    No restrictions on allocations of Purchase Payments to the FPAs.
o There was no minimum or maximum on MVAs for partial transfers or partial withdrawals from the FPAs and the FPA guaranteed minimum value applied only upon a complete transfer or full withdrawal from the FPAs.
o The formula for the FPA guaranteed minimum value was different (please see the discussion that follows).
o    The GWB was immediately available for exercise.
o    The GWB terminated upon the earliest of Contract termination or the Income
     Date.
o The formula for all GMIB adjusted partial withdrawals was the same as the formula for GMIB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contracts we currently offer (please see section 2, The Annuity Phase - GMIB Adjusted Partial Withdrawals).
o The formula for GAV adjusted partial withdrawals was the same as the formula for GAV adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contracts we currently offer (please see section 6, Guaranteed Account Value (GAV) Benefit - Calculating the GAV).
o The formula for GWB adjusted partial withdrawals was the same as the formula for GWB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contracts we currently offer (please see section 9, Access to Your Money - Guaranteed Withdrawal Benefit (GWB)).
o The formula for GMDB adjusted partial withdrawals was different (please see the discussion that follows).

THE FPA GUARANTEED MINIMUM VALUE FOR ORIGINAL CONTRACTS IS EQUAL TO: The greater of (a) or (b) where:
     (a) = all allocations to the FPAs less partial withdrawals (including any withdrawal charges), Partial Annuitizations and transfers from the FPAs.
     (b) = 87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges), Partial Annuitizations, and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate specified in the Contract (which is 3%).

PLUS
           upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

For Original Contracts, in no event will the Contract Value in a FPA after application of the MVA be less than the FPA guaranteed minimum value upon complete transfer or full withdrawal.

All partial withdrawals, Partial Annuitizations and transfers in this calculation of the FPA guaranteed minimum value for Original Contracts do not reflect any MVA.

THE GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA FOR ORIGINAL CONTRACTS IS EQUAL TO:
FPW + (RPW X GMDB)

    FPW = The amount of the partial withdrawal (before any MVA) that together with any other previous partial withdrawals taken during the Contract Year does not exceed 10% of total Purchase Payments (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.

    RPW = The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but the application of any MVA.

   GMDB = The greater of one, or (a) divided by (b) where:
     (a)  = the death benefit on the day of (but before) the partial withdrawal.
     (b) = the Contract Value on the day of (but before) the partial withdrawal, adjusted for any applicable MVA.

If you take a GMIB Partial Annuitization, the GMDB adjusted partial withdrawal formula for Original Contracts is the same as it is for Contracts currently offered for sale in most states.

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APPENDIX G - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a May 2007 Contract with an initial Purchase Payment of $100,000, receive a $5,000 bonus, and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge, and before any MVA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $10,000 available under the partial withdrawal privilege. The maximum amount available under the GWB is the greater of the partial withdrawal privilege ($10,000) or the remaining GWB value (total Purchase Payments less GWB adjusted partial withdrawals). There is no MVA to any of the withdrawals in the following examples.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 8.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
    The Withdrawal Charge Basis is total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (not including any bonus) that were subject to a withdrawal charge, less any withdrawal charges =
    $100,000 - $0 - $0 = .....................................................................................$100,000
    Multiplied by the withdrawal charge......................................................................X    8.5%
                                                                                                             ---------
                                                                                                              $  8,500
                                                                                                              ========
Therefore, we would withdraw $90,000 from the Contract and pay you $81,500
($90,000 less the $8,500 withdrawal charge). The full withdrawal will reduce the total amount available under the GWB to zero.

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL
WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the third Contract Year. The total amount available under the partial withdrawal privilege at this time is $10,000. The $9,000 withdrawn is not subject a withdrawal charge and will not reduce the Withdrawal Charge Basis. The partial withdrawal will reduce the total amount available under the GWB by $9,000.
o   You take a full withdrawal in the fourth Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 8%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge
    Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (not including any bonus) that were subject to a withdrawal charge, less any withdrawal charges =
    $100,000 - $0 - $0 = .....................................................................................$100,000
    Multiplied by the withdrawal charge.....................................................................X       8%
                                                                                                            ----------
                                                                                                              $  8,000
                                                                                                            ==========
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,000 ($90,000 less the $8,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,000. The full withdrawal will reduce the total amount available under the GWB to zero.

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PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the third Contract Year when the withdrawal charge is 8.5%. The total amount available under the partial withdrawal privilege at this time is $10,000, so $5,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
    The amount of the withdrawal that is subject to a withdrawal charge.........................................$5,000
    Divided by 1 minus the withdrawal charge percentage......................................................../ 0.915
                                                                                                               -------
    Total amount withdrawn......................................................................................$5,464
    Total withdrawal charge (amount withdrawn minus the amount requested) = $5,464 - $5,000 =..................$   464
                                                                                                               =======
Therefore, we would withdraw $15,464 from the Contract and pay you $15,000. The partial withdrawal will reduce the GWB by a minimum of $15,464. The reduction will be greater if the Contract Value on the day of (but before) the partial withdrawal is less than $100,000.

o   Continuing the example, assume you take a full withdrawal in the fourth
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 8%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (not including any bonus) that were subject to a withdrawal charge, less any withdrawal charges =
    $100,000 - $5,000 - $464 = ................................................................................$94,536
    Multiplied by the withdrawal charge.......................................................................X     8%
                                                                                                              --------
                                                                                                              $  7,563
                                                                                                              ========

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,437 ($90,000 less the $7,563 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,437. The full withdrawal will reduce the total amount available under the GWB to zero.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the partial withdrawal privilege each year in the third, fourth, fifth and sixth Contract Years (total distributions = $40,000). The $40,000 withdrawn is not subject a withdrawal charge and will not reduce the Withdrawal Charge Basis. These partial withdrawals are guaranteed by the GWB, and will reduce the GWB by $40,000. The total amount available under the GWB after these partial withdrawals is equal to $100,000 - $40,000 = $60,000.
o In the seventh Contract Year, the Contract Value is $9,000 and the maximum amount available under the GWB is $10,000. If you withdraw $10,000 under the GWB in the seventh Contract Year, your Contract Value would drop to zero, but you could continue to take $10,000 each year for the next five years without incurring a withdrawal charge.

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--------------------------------------------------------------------------------
FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197


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

                                  PART B - SAI


                                        1

                       STATEMENT OF ADDITIONAL INFORMATION
                           ALLIANZ HIGH FIVE(TM) BONUS
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                           (ALLIANZ LIFE, WE, US, OUR)


                                   MAY 1, 2007


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
ALLIANZ LIFE..........................................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    GENERAL...........................................3
    DIVERSIFICATION...................................4
    OWNER CONTROL.....................................4
    CONTRACTS OWNED BY NON-INDIVIDUALS................4
    INCOME TAX WITHHOLDING............................5
    REQUIRED DISTRIBUTIONS............................5
    QUALIFIED CONTRACTS...............................5
GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS..............6
ANNUITY PROVISIONS...................................13
    ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS.......13
MORTALITY AND EXPENSE RISK GUARANTEE.................13
FINANCIAL STATEMENTS.................................13

                                                                   H5BSAI-0507


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                                       2


ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.


Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2006 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements and supplemental schedules of Allianz Life as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


As discussed in note 2 to the consolidated financial statements of Allianz Life, Allianz Life changed its method of accounting for non-traditional long-duration insurance contracts in 2004.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

--------- ---------------------------------- -----------------------------------
            AGGREGATE AMOUNT OF COMMISSIONS      AGGREGATE AMOUNT OF COMMISSIONS
CALENDAR               PAID TO                RETAINED BY ALLIANZ LIFE FINANCIAL
  YEAR         ALLIANZ LIFE FINANCIAL           AFTER PAYMENTS TO SELLING FIRMS
--------- ---------------------------------- -----------------------------------
  2004           $229,502,300.90                              $0
--------- ---------------------------------- -----------------------------------
  2005           $232,330,089.74                              $0
--------- ---------------------------------- -----------------------------------
  2006           $208,081,442.45                              $0
--------- ---------------------------------- -----------------------------------


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,113 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2006, the five firms receiving the largest


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                                       3


payments, ranging from $533,770 to $1,461,862, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

       FIRM NAME
---------------------------------------
  1    AIG Advisor Group Total
  2    Linsco/Private Ledger
  3    National Planning Holdings Total
  4    Raymond James Total
  5    H D Vest Investments


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o    the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments

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                                       4

received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not

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                                      5

be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o    distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.


These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically

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                                       6

consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.


GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS
To make the GAV Benefit available we monitor your High Five Bonus Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model.
The mathematical model uses the following formula to compute D, the percentage of High Five Bonus Value to be allocated to the Investment Options:
d = N{[ln (C/ G) + (r + s(2) / 2) x t] / [s x ^t]}

where:

     NOTATION        DESCRIPTION
    -----------      --------------------------------------------------
         C           High Five Bonus Value
         G           Adjusted Guarantee
         r           Credited Rate
         s           Adjusted Volatility
         t           Time Remaining
         d           Percentage of High Five Bonus Value in Investment
                     Options
         N           Cumulative Standard Normal Distribution function
        ln           Natural Logarithm function

For this formula, we have:
--------------------------------------------------------------------------------
The HIGH FIVE BONUS VALUE includes High Five Bonus Value in both in the Investment Options and in the FPAs.

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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
                                       7

The ADJUSTED GUARANTEE for a given GAV is the dollar value of the GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GAV) becomes available; the rate currently credited to the FPAs; and the current High Five Bonus Value as compared to the GAV. In mathematical terms, the adjusted guarantee (G) equals G multiplied by W, where G represents the dollar value of the GAV, and W is a factor that we use to incorporate the current anticipated price of the guarantee into the GAV Benefit.


o W is based upon a guarantee ratio, M, that we use to measure how "low" a High Five Bonus Value is relative to the GAV.

o M is the ratio of (a) the difference of the GAV minus the High Five Bonus Value and (b) the difference of the GAV minus the present value of the GAV, discounted for the time (in years) until the GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g - C) / [g
     - (g / (1 + r)(t))]. The value of W and the corresponding guarantee ratio, M, are presented in Table 1. The values for W set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for W may change, however, for new Contracts issued in the future.

The CREDITED RATE is the interest rate credited to the currently available FPA. The interest rate will never be less than the guaranteed rate stated in your Contract.

The ADJUSTED VOLATILITY represents the volatility of the returns of High Five Bonus Value for all in force Contracts - that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and will not change for the duration of the Contract; the number may change for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.

The TIME REMAINING for a given GAV is the number of years (including any fraction) which remain until that GAV is applied and any True Up based on that GAV is made.

The PERCENTAGE OF HIGH FIVE BONUS VALUE to be allocated to the Investment Options is computed for each future GAV. Ultimately the allocation for a Contract takes into account each future GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which E must be raised, in order to result in that value. Here, E is the base of the natural logarithms, or approximately 2.718282.

The mathematical model uses D as follows.
If you have not reset the GAV, then during the first Contract Year there is one GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GAVs, each available on a different Contract Anniversary.

We compute D for each future GAV (as many as five). We take the smallest of these Ds and execute a GAV Transfer based on the following.
o Whether the allocation differs sufficiently from the allocation we have previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)
o    Whether a GAV Transfer would exceed the limit of 50% of Purchase Payments.
o    The number of transfers which have already occurred.

If you have not reset the GAV, then:
o At issue we compute D and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After issue, and before the initial GAV Transfer to the FPAs, on each Business Day we compute D and execute a GAV Transfer to the FPAs if D is lower than the baseline by more than the specified margin.
o After issue, and if the initial GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and execute a GAV Transfer to the FPAs if D is lower than or higher than the baseline by the specified margin. If D is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If D is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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
                                       8

If you have reset the GAV, then:
o Upon the reset we compute D and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After the reset, and if no GAV Transfer to the FPAs has occurred since the reset, on each Business Day we compute D and execute a GAV Transfer to the FPAs if D is lower than the baseline by more than the specified margin.
o After the reset, and if a GAV Transfer to the FPAs has occurred since the reset, on each Business Day we compute D and execute a GAV Transfer to the FPAs if D is lower than or higher than the baseline by the specified margin. If D is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If D is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.

EXAMPLE 1: At issue, establish the baseline.

You purchase a May 2007 Contract with a single Purchase Payment of $100,000. The initial GAV is $100,000, which becomes available on the fifth anniversary. The bonus amount credited to the Purchase Payment is $5,000 resulting in a High Five Bonus Value at issue of $105,000. Assume the following additional values.
o The interest rate credited to the ten-year FPA is 3%.
o The adjusted volatility of the Investment Options you have selected is 16%. o The specified margin for the initial GAV Transfer is 5%.

For this example we have:
  VARIABLE       VALUE          DESCRIPTION
----------   ------------  ----------------
      C         $105,000   High Five Bonus Value
      g         $100,000   Guarantee
      r           0.03     Credited Rate
      s           0.16     Adjusted Volatility
      t            5       Time Remaining

First, we compute M and W and G as follows.

m = (g - c) / [g - (g / (1 + r)(t))]
= ($100,000 - $105,000) / [$100,000 - ($100,000 / (1 + 0.03)(5))]
= -$5,000 / [$100,000 - ($100,000 / 1.159274)]
= -$5,000 / [$100,000 - $86,260.88]
= -$5,000 / $13,739.12
= -0.363924

We look up this value of m in Table 1 to arrive at w equal to 1.08. The adjusted guarantee G is w x g, or 1.08 x $100,000 = $108,000.

Now, we compute D as follows.


d =  N{[ln (C / G) + (r + s(2) / 2) x t] / [s x ^t]}
=  N{[ln ($105,000 / $108,000) + (0.03 + 0.162 / 2) x 5] / [0.16 x ^5]}
=  N{[ln (0.972222) + 0.0428 x 5] / [0.16 x 2.236068]}
=  N{[-0.028171 + 0.214] / [0.357771]}
=  N{0.519408}
=  0.698292 (approximately 70%).

Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 70% of High Five Bonus Value.

Starting at issue we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model will call for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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
                                       9

EXAMPLE 2: Process an initial GAV Transfer to the FPAs.

Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the High Five Bonus Value has fallen to $100,560. Since there have been no GAV Transfers, the baseline remains 0.698292 (approximately 70%), as computed in Example 1.

For this example we have:

   VARIABLE       VALUE           DESCRIPTION
-----------   ------------   ----------------------
      C         $100,560     High Five Bonus Value
      G         $100,000     Guarantee
      R           0.03       Credited Rate
      S           0.16       Adjusted Volatility
      T            4.5       Time Remaining

First, we compute M and W and G as follows.

m = (g - C) / [g - (g / (1 + r)(T))]
= ($100,000 - $100,560) / [$100,000 - ($100,000 / (1 + 0.03)(4.5))]
= -$560 / [$100,000 - ($100,000 / 1.142267)]
= -$560 / [$100,000 - $87,545.23]
= -$560 / $12,454.77
= -0.044963

We look up this value of m in Table 1 to arrive at w equal to 1.08. The adjusted guarantee G is w x g, OR 1.08 x $100,000 = $108,000.

Now we compute d as follows.
d = N{[ln (C / G) + (r + s(2) / 2) x t] / [s x ^t]}
= N{[ln ($100,560 / $108,000) + (0.03 + 0.16(2) / 2) x 4.5] / [0.16 x ^4.5]}
= N{[ln (0.931111) + 0.0428 x 4.5] / [0.16 x 2.121320]}
= N{[-0.071377 + 0.1926] / [0.339411]}
= N{0.357158}
= 0.639513 (approximately 64%).

As computed, d is less than the baseline by 0.698262 - 0.639513 = -0.058749, or approximately -5.87%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an initial GAV Transfer to the FPAs.

The amount of the transfer will be such that, after the transfer, the percentage High Five Bonus Value in the variable Investment Options is D, approximately 64%.

The mathematical model calls for 0.639513 x $100,560 = $64,309.44 to be allocated to the Investment Options and the remaining High Five Bonus Value, $100,560 - $64,309.44 = $36,250.56, to be allocated to the FPAs. The GAV
Transfer to the FPAs in the amount of $36,250.56 represents approximately 36% (I.E., $36,250.56 / $100,560) of High Five Bonus Value. We establish a new baseline allocation for this Contract equal to D, or 0.639513.

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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
                                       10

EXAMPLE 3: Process a GAV Transfer to the Investment Options.

Continuing Examples 1 and 2, assume that 10 months after issue the Contract has experienced only the single GAV Transfer of Example 2 (no additional GAV Transfers have occurred) and that the High Five Bonus Value has risen to $107,275.

Because there have been no GAV Transfers since that of Example 2, the baseline remains 0.639513.

In this example we have:
   VARIABLE       VALUE          DESCRIPTION
----------     ----------  ----------------------
      C         $107,275   High Five Bonus Value
      g         $100,000   Guarantee
      r           0.03     Credited Rate
      s           0.16     Adjusted Volatility
      t         4.166667   Time Remaining

First, we compute M and W and G as follows.
--------------------------------------------------------------------------------

m = (g - C) / [g - (g / (1 + r) (t))]
= ($100,000 - $107,275) / [$100,000 - ($100,000 / ( 1 + 0.03)(4.166667))]
= -$7,275 / [$100,000 - ($100,000 / 1.131067)]
= -$7,275 / [$100,000 - $88,412.07]
= -$7,275 / $11,587.93
= -0.627808

We look up this value of m in Table 1 to arrive at w equal to 1.08. The adjusted guarantee G is w x g, or 1.08 x $100,000 = $108,000.

D = N{[ln (C / G) + (r + s(2) / 2) x t] / [s x ^t]}
= N{[ln($107,275/$108,000) + (0.03 + 0.16(2)/2) x 4.166667]/ [0.16 x ^4.166667]}
= N{[ln (0.993287) + 0.0428 x 4.166667] / [0.16 x 2.041241]}
= N{[-0.006736 + 0.178333] / [0.326599]}
= N{0.525409}
= 0.700350 (approximately 70%).

As computed, d differs from the baseline by 0.700350 - 0.639513 = 0.060837 or approximately 6.08%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer will be to the Investment Options.

The amount of the transfer will be such that after the transfer the percentage of High Five Bonus Value in the variable Investment Options is d, approximately 70%.

The mathematical model calls for 0.700350 x $107,275 = $75,130.09 to be allocated to the Investment Options and the remaining $107,275 - $75,130.09 = $32,144.91 to be allocated to the FPAs.

As four months have passed since the GAV Transfer into the FPAs, the amount of High Five Bonus Value in the FPAs is $36,250.56 x 1.034/12 = $36,609.50.

The GAV Transfer to the Investment Options in the amount of $36,609.50 - $32,144.91 = $4,464.59 represents approximately 4% (I.E., $4,464.59 / $107,275)
of High Five Bonus Value.

We establish a new baseline allocation for this Contract equal to d, or 0.700350.

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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
                                       11

EXAMPLE 4: Additional example expanding on the computation of w.

In the first three examples w has always been 1.08. This example shows how w may differ from 1.08. Assume the following:
  VARIABLE      VALUE           DESCRIPTION
------------- ---------- --------------------------
     C         $85,111   High Five Bonus Value
     g        $100,000   Guarantee
     r          0.03     Credited Rate
     t            2      Time Remaining

In this example we compute M and W and G as follows.
--------------------------------------------------------------------------------

M = (g - C) / [g - (g / (1 + r) (t) )]
= ($100,000 -$ 85,111) / [$100,000 - ($100,000 / (1 + 0.03) (2) )]
= $14,889 / [$100,000 - ($100,000 / 1.060900)]
= $14,889 / [$100,000 - $94,259.59]
= $14,889 / $5,740.41
= 2.593718

This value of m falls between two values of m in Table 1, 2.55 and 2.60. Therefore w will fall between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals W to be approximately 2.148261. The adjusted guarantee G is w x g, or 2.148261 x $100,000 = $214,826.10.

D = N{[ln (C / G) + (r + s(2) / 2) x t] / [s x ^t]}
= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.162 / 2) x 2] / [0.16 x ^2]}
= N{[ln (0.396186) + 0.0428 x 2] / [0.16 x 1.414214]}
= N{[ -0.925873 + 0.085600] / [0.226274]}
= N{-3.713515}
= 0.000102 (approximately 0%).

This low value of d results both because the High Five Bonus Value of $84,111 is substantially lower than the guaranteed value of $100,000, and only two years remain before the guarantee becomes available. Therefore the mathematical model calls for an allocation of 0.01% of High Five Bonus Value to the Investment Options, and an allocation of 99.99% of High Five Bonus Value to the FPAs. Note that the model will not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs will happen more often and there may be more High Five Bonus Value allocated to the FPAs, than if we had not applied the adjustment.

In practice it is unlikely that the High Five Bonus Value would fall so far below the GAV, because as a High Five Bonus Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the High Five Bonus Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a High Five Bonus Value may fall precipitously relative to the guarantee and such a low d could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low D may result even if the High Five Bonus Value is not much lower than the guarantee.

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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
                                       12

TABLE 1

We compute the adjusted guarantee to be the product of the guarantee times W:
G = g x w

where W is derived from the following table based on M. In turn M is given by: m = (g - C) / [g - (g / (1 + r)(t))]

where:
  NOTATION                                DESCRIPTION
------------- ------------------------------------------------------------------
w             Worth Adjustment Applied to the Guarantee
m             Guarantee Ratio
G             Adjusted Guarantee
C             High Five Bonus Value
g             Guarantee
r             Credited Rate
t             Time Remaining

For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.

        m                  w                    m                 w                    m                w
------------------- -----------------    ----------------- ----------------     ---------------- -----------------
      0.000              1.0800                1.50            1.2893                 3.5             3.6812
      0.700              1.0800                1.55            1.3114                 3.6             3.9095
      0.725              1.0800                1.60            1.3349                 3.7             4.1510
      0.750              1.0827                1.65            1.3597                 3.8             4.4060
------------------- -----------------
      0.775              1.0867                1.70            1.3860                 3.9             4.6751
      0.800              1.0909                1.75            1.4137                 4.0             4.9584
                                         ----------------- ----------------     ---------------- -----------------
      0.825              1.0951                1.80            1.4430                 4.1             5.2565
      0.850              1.0996                1.85            1.4738                 4.2             5.5696
------------------- -----------------
      0.875              1.1042                1.90            1.5062                 4.3             5.8983
      0.900              1.1089                1.95            1.5402                 4.4             6.2428
      0.925              1.1139                2.00            1.5760                 4.5             6.6036
                                         ----------------- ----------------     ---------------- -----------------
      0.950              1.1190                2.05            1.6135                 4.6             6.9811
------------------- -----------------
      0.975              1.1243                2.10            1.6529                 4.7             7.3755
      1.000              1.1298                2.15            1.6940                 4.8             7.7874
      1.025              1.1355                2.20            1.7371                 4.9             8.2171
      1.050              1.1414                2.25            1.7821                 5.0             8.6650
------------------- -----------------    ----------------- ----------------
      1.075              1.1475                2.30            1.8291
      1.100              1.1538                2.35            1.8782
      1.125              1.1604                2.40            1.9294
      1.150              1.1671                2.45            1.9826
------------------- -----------------
      1.175              1.1742                2.50            2.0381
                                         ----------------- ----------------
      1.200              1.1814                2.55            2.0958
      1.225              1.1889                2.60            2.1558
      1.250              1.1966                2.65            2.2182
      1.275              1.2046                2.70            2.2829
      1.300              1.2129                2.75            2.3500
                                         ----------------- ----------------
      1.325              1.2214                2.80            2.4196
      1.350              1.2303                2.85            2.4918
      1.375              1.2394                2.90            2.5665
      1.400              1.2487                2.95            2.6438
      1.425              1.2584                3.00            2.7238
                                         ----------------- ----------------
      1.450              1.2684                3.05            2.8065
      1.475              1.2787                3.10            2.8920
      1.500              1.2893                3.15            2.9803
                                               3.20            3.0714
                                               3.25            3.1655
                                         ----------------- ----------------
                                               3.30            3.2625
                                               3.35            3.3626
                                               3.40            3.4657
                                               3.45            3.5718
                                               3.50            3.6812

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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
                                       13



--------------------------------------------------------------------------------
ANNUITY PROVISIONS
We base Traditional Annuity Payments upon.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The adjusted Contract Value (Contract Value adjusted for any MVA, less any deduction we make to reimburse us for premium tax) on the Income Date.
o    The Annuity Option you select.
o    The age of the Annuitant and any joint Annuitant.
o    The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.


Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.


ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.


We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.


The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.


MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2006, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2006 are also included herein.

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   The Allianz High Five(TM) Bonus Variable Annuity Contract *SAI* May 1, 2007
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                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2006

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2006, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.


Minneapolis, Minnesota
April 6, 2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements




STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                             ALGER       ALGER
                                                        AIM V.I.                   AIM V.I.     ALGER      AMERICAN     AMERICAN
                                                        CAPITAL        AIM V.I. INTERNATIONAL  AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION   CORE EQUITY    GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND           FUND         FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------
       Total Assets                                        11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------

 Liabilities:
 Accrued mortality and expense risk and
 administrative charges                                         0            0           0         -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         0            0           0         -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                          $11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     11,792        6,644       3,037       7,088        3,473       9,429
      Contracts in annuity payment period (note 2)              6            0           0          17           50           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------

          *Investment shares                                  450          244         103         172           85         454
           Investments at cost                            $11,739        6,086       1,790       9,417        4,375       8,712







                 See accompanying notes to financial statements
                                        3




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)





                                                                                                                          AZL
                                                         ALGER                                                         DREYFUS
                                                        AMERICAN                   AZL AIM        AZL                  FOUNDERS
                                                         SMALL       AZL AIM     INTERNATIONAL  COLUMBIA   AZL DAVIS    EQUITY
                                                    CAPITALIZATION  BASIC VALUE    EQUITY      TECHNOLOGY  NY VENTURE    GROWTH
                                                       PORTFOLIO       FUND         FUND          FUND       FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      1,018      180,285     219,438      48,531      389,161     118,428
      Contracts in annuity payment period (note 2)              -            4           -           1           60           8
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------

          *Investment shares                                   36       14,286      12,011       5,502       28,577      11,258
           Investments at cost                               $695      143,665     172,792      45,905      321,028     105,081







                 See accompanying notes to financial statements
                                        4



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                          AZL
                                                        DREYFUS                    AZL         AZL                       AZL
                                                        PREMIER    AZL FRANKLIN   FUSION      FUSION     AZL FUSION   JENNISON
                                                       SMALL CAP    SMALL CAP     BALANCED    GROWTH      MODERATE      20/20
                                                      VALUE FUND    VALUE FUND     FUND        FUND         FUND     FOCUS FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------
       Total Assets                                        71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -              -         -           -            -           -
                                                       --------------------------------------------------------------------------
      Net Assets                                          $71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     71,174        327,285   269,515     883,579      633,894     153,824
      Contracts in annuity payment period (note 2)             12              -         -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Contract Owners' Equity (note 6)               $71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,393         18,213    23,134      70,686       52,913      11,051
           Investments at cost                            $64,297        288,869   249,836     800,012      577,681     137,992



                 See accompanying notes to financial statements
                                        5



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                         AZL                                  AZL LMP
                                                       JENNISON       AZL LEGG    AZL LEGG    LARGE CAP     AZL LMP   AZL MONEY
                                                        GROWTH         MASON        MASON      GROWTH      SMALL CAP    MARKET
                                                         FUND       GROWTH FUND   VALUE FUND    FUND      GROWTH FUND    FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------
        Total Assets                                        48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
       Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                          $48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     48,235       94,574     220,470     166,887       35,591     387,188
      Contracts in annuity payment period (note 2)              -            -          60          38            -         120
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------

          *Investment shares                                3,931        7,921      16,860      14,279        2,847     387,308
           Investments at cost                            $46,175       88,303     188,383     145,174       33,250     387,308



                 See accompanying notes to financial statements
                                        6


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                           AZL                                               AZL
                                                         NEUBERGER                                        OPPENHEIMER     AZL
                                                          BERMAN       AZL OCC     AZL OCC                 DEVELOPING  OPPENHEIMER
                                                          REGENCY   OPPORTUNITY  RENAISSANCE   AZL OCC      MARKETS      GLOBAL
                                                           FUND         FUND         FUND     VALUE FUND      FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                          $18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     18,837      152,812     337,475     240,414       46,128     212,236
      Contracts in annuity payment period (note 2)              -            9          39           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,858        9,648      25,824      16,444        4,368      14,350
           Investments at cost                            $17,822      131,758     309,143     204,233       40,860     171,498



                 See accompanying notes to financial statements
                                        7


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                  AZL PIMCO
                                                         AZL                      FUNDAMENTAL   AZL VAN                 AZL VAN
                                                      OPPENHEIMER       AZL        INDEXPLUS    KAMPEN       AZL VAN    KAMPEN
                                                      INTERNATIONAL  OPPENHEIMER    TOTAL      AGGRESSIVE    KAMPEN    EQUITY AND
                                                        GROWTH       MAIN STREET    RETURN      GROWTH      COMSTOCK    INCOME
                                                         FUND           FUND         FUND        FUND         FUND       FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------
       Total Assets                                       158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    158,081      124,274       4,587      98,326      528,044     223,287
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------

          *Investment shares                                8,409        9,801         441      10,781       44,004      17,609
           Investments at cost                           $125,861      106,197       4,621      87,735      443,828     195,131



                 See accompanying notes to financial statements
                                        8



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                        AZL VAN                   AZL VAN
                                                         KAMPEN       AZL VAN      KAMPEN     AZL VAN      AZL VAN
                                                         GLOBAL       KAMPEN      GROWTH AND KAMPEN MID     KAMPEN     DAVIS VA
                                                        FRANCHISE    GLOBAL REAL   INCOME    CAP GROWTH   STRATEGIC    FINANCIAL
                                                          FUND       ESTATE FUND    FUND       FUND       GROWTH FUND  PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------
       Total Assets                                       386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    386,210       63,019     364,743     241,109      166,476     131,460
      Contracts in annuity payment period (note 2)              -            -          23           -           17           9
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------

          *Investment shares                               21,291        5,217      27,282      17,886       18,038       8,071
           Investments at cost                           $317,097       55,901     299,601     206,339      142,136      99,950



                 See accompanying notes to financial statements
                                        9


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                                         FRANKLIN
                                                                                   DREYFUS                  FRANKLIN      GROWTH
                                                         DAVIS VA                 IP SMALL                   GLOBAL        AND
                                                           REAL       DAVIS VA    CAP STOCK   DREYFUS    COMMUNICATIONS   INCOME
                                                          ESTATE       VALUE        INDEX       STOCK      SECURITIES   SECURITIES
                                                         PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND       FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------
        Total Assets                                        2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
       Net Assets                                          $2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      2,483      196,867     283,716     398,214        208,745    554,079
      Contracts in annuity payment period (note 2)              -           45           -           2            363      1,461
                                                       --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------

          *Investment shares                                  122       13,506      15,262      11,013         20,892     33,174
           Investments at cost                             $1,565      132,014     224,819     321,813        248,464    501,224



                 See accompanying notes to financial statements
                                        10


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                FRANKLIN                              FRANKLIN
                                                       FRANKLIN     FRANKLIN    LARGE CAP   FRANKLIN                   RISING
                                                         HIGH        INCOME      GROWTH       MONEY      FRANKLIN    DIVIDENDS
                                                        INCOME     SECURITIES  SECURITIES    MARKET    REAL ESTATE   SECURITIES
                                                         FUND         FUND        FUND        FUND         FUND         FUND
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------
       Total Assets                                       217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                    -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
        Total Liabilities                                     -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
      Net Assets                                         $217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    217,527    1,123,662     341,644      31,349      548,079      721,822
      Contracts in annuity payment period (note 2)            163        1,116         132         234          396          828
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------

          *Investment shares                               31,616       64,426      20,662      31,583       15,755       34,992
           Investments at cost                           $216,102      972,453     300,786      31,582      404,500      544,180



                 See accompanying notes to financial statements
                                        11


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                                           J.P.
                                                         FRANKLIN                                                         MORGAN
                                                         SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN    J.P. MORGAN    U.S. LARGE
                                                           VALUE     SMALL-MID      U.S.        ZERO      INTERNATIONAL  CAP CORE
                                                        SECURITIES   CAP GROWTH  GOVERNMENT    COUPON       EQUITY        EQUITY
                                                           FUND         FUND        FUND      FUND 2010    PORTFOLIO     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------
       Total Assets                                       201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    201,641      269,715     458,753      88,558          523         705
      Contracts in annuity payment period (note 2)            189          235         522          62            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------

          *Investment shares                               10,720       12,114      36,503       5,609           35          45
           Investments at cost                           $142,992      211,849     469,760      90,336          378         635



                 See accompanying notes to financial statements
                                       12


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)


                                                        JENNISON       MUTUAL      MUTUAL                 OPPENHEIMER  OPPENHEIMER
                                                          20/20      DISCOVERY     SHARES     OPCAP MID     GLOBAL       HIGH
                                                          FOCUS      SECURITIES  SECURITIES      CAP      SECURITIES     INCOME
                                                        PORTFOLIO       FUND        FUND      PORTFOLIO     FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------
       Total Assets                                       126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    126,736      788,249   1,106,792      14,483      241,637      38,259
      Contracts in annuity payment period (note 2)              -          203         479           -           99           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------

          *Investment shares                                8,016       36,193      53,972         930        6,571       4,475
           Investments at cost                            $96,805      580,409     860,388      13,773      152,956      36,726



                 See accompanying notes to financial statements
                                        13



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                              PIMCO VIT
                                                        OPPENHEIMER                           EMERGING
                                                          MAIN       PIMCO VIT    PIMCO VIT    MARKETS     PIMCO VIT   PIMCO VIT
                                                         STREET      ALL ASSET    COMMODITY     BOND      GLOBAL BOND  HIGH YIELD
                                                         FUND/VA     PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------
       Total Assets                                       164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    164,245      205,480      84,388      35,627       29,522     201,783
      Contracts in annuity payment period (note 2)             55            -           -           -            -          30
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------

          *Investment shares                                6,630       17,608       7,461       2,552        2,448      24,198
           Investments at cost                           $118,483      205,560      89,872      34,801       29,653     195,748



                 See accompanying notes to financial statements
                                        14


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                                                      SP
                                                                  PIMCO VIT                                        STRATEGIC
                                                                 STOCKSPLUS   PIMCO VIT    SELIGMAN    SELIGMAN    PARTNERS
                                                      PIMCO VIT  GROWTH AND     TOTAL       GLOBAL    SMALLER-CAP   FOCUSED
                                                    REAL RETURN    INCOME      RETURN     TECHNOLOGY     VALUE      GROWTH
                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------
       Total Assets                                    253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Net Assets                                      $253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 253,259      21,404     492,199        2,954     159,933      30,769
      Contracts in annuity payment period (note
2)                                                          58           -         141            -          46           -
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------

          *Investment shares                            21,234       1,920      48,650          185       8,643       4,215
           Investments at cost                        $269,734      16,146     502,113        3,077     127,843      27,367



                 See accompanying notes to financial statements
                                       15




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                     SP WILLIAM   TEMPLETON   TEMPLETON               TEMPLETON
                                                       BLAIR       GLOBAL    DEVELOPING    TEMPLETON    GLOBAL     TEMPLETON
                                                    INTERNATIONAL   ASSET      MARKETS     FOREIGN      INCOME      GROWTH
                                                      GROWTH      ALLOCATION  SECURITIES  SECURITIES  SECURITIES  SECURITIES
                                                     PORTFOLIO      FUND        FUND         FUND        FUND         FUND
                                                  --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                    $21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------
       Total Assets                                     21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Net Assets                                       $21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  21,901      16,934     350,873      458,709      27,577     844,151
      Contracts in annuity payment period (note
2)                                                           -          24         128          453         149         800
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------

          *Investment shares                             2,681         772      25,399       24,336       1,763      52,806
           Investments at cost                         $16,283      14,911     223,431      337,938      22,590     671,504



                 See accompanying notes to financial statements
                                        16

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                       VAN         VAN
                                                       VAN KAMPEN  KAMPEN LIT   KAMPEN LIT
                                                         LIT       GROWTH AND   STRATEGIC
                                                      ENTERPRISE     INCOME      GROWTH            TOTAL ALL
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO            FUNDS
                                                  -----------------------------------------------------------

 Assets:
    Investments at net asset value*                       $186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------
       Total Assets                                        186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -           -                     -
                                                  -----------------------------------------------------------
      Total Liabilities                                      -           -           -                     -
                                                  -----------------------------------------------------------
      Net Assets                                          $186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------

 Contract Owners' Equity:

      Contracts in accumulation period                     186       1,043       5,196            19,160,429
      Contracts in annuity payment period (note
2)                                                           -           -           -                8,886
                                                  -----------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------

          *Investment shares                                12          47         182             1,670,964
           Investments at cost                            $246         788       4,985            16,267,858



                 See accompanying notes to financial statements
                                       17

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                              ALGER       ALGER
                                                          AIM V.I.                  AIM V.I.     ALGER       AMERICAN    AMERICAN
                                                          CAPITAL       AIM V.I.  INTERNATIONAL  AMERICAN   LEVERAGED     MIDCAP
                                                        APPRECIATION  CORE EQUITY    GROWTH      GROWTH       ALLCAP      GROWTH
                                                            FUND         FUND         FUND      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $7          109          28          10           -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         211          118          50         113           52         176
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (204)          (9)        (22)       (103)         (52)       (176)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -            -           -           -            -       1,469
    Realized gains (losses) on sales of investments,
    net                                                   (4,955)        (283)         165       (786)        (293)         189
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net           (4,955)        (283)         165       (786)        (293)       1,658
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           286        1,178         549       1,124          910       (707)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                             (4,669)          895         714         338          617         951
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations   $(4,873)          886         692         235          565         775
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       18



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                                                           AZL
                                                           ALGER                                                         DREYFUS
                                                          AMERICAN                  AZL AIM         AZL                  FOUNDERS
                                                           SMALL        AZL AIM   INTERNATIONAL   COLUMBIA    AZL DAVIS   EQUITY
                                                      CAPITALIZATION  BASIC VALUE    EQUITY      TECHNOLOGY  NY VENTURE  GROWTH
                                                         PORTFOLIO       FUND         FUND         FUND       FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          185         346           -          938           2
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          19        3,335       3,105         993        6,050       1,732
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (19)      (3,150)     (2,759)       (993)      (5,112)     (1,730)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -        5,196       1,843           -            -       4,797
    Realized gains (losses) on sales of investments,
    net                                                        69        5,744       8,348         890        5,978       2,066
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                69       10,940      10,191         890        5,978       6,863
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           125        9,432      26,511       (147)       36,983       4,488
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                                 194       20,372      36,702         743       42,961      11,351
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                  $175       17,222      33,943       (250)       37,849       9,621
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       19




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                            AZL
                                                           DREYFUS                      AZL       AZL                     AZL
                                                           PREMIER    AZL FRANKLIN     FUSION    FUSION    AZL FUSION   JENNISON
                                                          SMALL CAP    SMALL CAP      BALANCED   GROWTH      MODERATE     20/20
                                                          VALUE FUND    VALUE FUND      FUND      FUND        FUND     FOCUS FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $44            783         669       424        1,014           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       1,248          5,414       3,734    12,090        8,868       2,293
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,204)        (4,631)     (3,065)  (11,666)      (7,854)     (2,293)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   3,366         15,646       1,414     3,789        3,324          81
    Realized gains (losses) on sales of investments,
    net                                                     1,499          7,506       2,248     2,956        2,457       2,128
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             4,865         23,152       3,662     6,745        5,781       2,209
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,725         14,214      15,974    68,906       44,932      11,508
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               7,590         37,366      19,636    75,651       50,713      13,717
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                $6,386         32,735      16,571    63,985       42,859      11,424
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                      20





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                            AZL                                 AZL LMP
                                                          JENNISON      AZL LEGG     AZL LEGG   LARGE CAP    AZL LMP    AZL MONEY
                                                           GROWTH        MASON         MASON     GROWTH     SMALL CAP    MARKET
                                                            FUND      GROWTH FUND   VALUE FUND    FUND     GROWTH FUND    FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -           -            -      17,755
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         828        1,669       3,845       3,203          641       7,468
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (828)      (1,669)     (3,845)     (3,203)        (641)      10,287
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                      -        3,287          38       3,608            -           -
    Realized gains (losses) on sales of investments,
    net                                                     (166)        1,284       3,728       3,280          384           -
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             (166)        4,571       3,766       6,888          384           -
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          448        (3,735)      8,783      (1,088)       2,033           -
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                                 282          836      12,549       5,800        2,417           -
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                 $(546)        (833)       8,704       2,597        1,776      10,287
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       21




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                             AZL                                                AZL
                                                          NEUBERGER                                         OPPENHEIMER     AZL
                                                           BERMAN      AZL OCC      AZL OCC                  DEVELOPING  OPPENHEIMER
                                                          REGENCY    OPPORTUNITY  RENAISSANCE   AZL OCC       MARKETS      GLOBAL
                                                            FUND        FUND         FUND      VALUE FUND       FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $60            -         987       1,712           45         106
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          120        3,002       6,554       3,988          296       3,485
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (60)      (3,002)     (5,567)     (2,276)        (251)     (3,379)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -        4,804      29,243      14,026            -       3,920
    Realized gains (losses) on sales of investments,
    net                                                        36        6,516       9,423       5,675        (937)       4,909
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                36       11,320      38,666      19,701        (937)       8,829

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,015        2,444     (5,196)      17,100        5,268      17,103
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               1,051       13,764      33,470      36,801        4,331      25,932
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                  $991       10,762      27,903      34,525        4,080      22,553
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       22





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                    AZL PIMCO
                                                           AZL                     FUNDAMENTAL  AZL VAN                  AZL VAN
                                                        OPPENHEIMER      AZL        INDEXPLUS   KAMPEN       AZL VAN     KAMPEN
                                                       INTERNATIONAL  OPPENHEIMER    TOTAL     AGGRESSIVE     KAMPEN    EQUITY AND
                                                          GROWTH      MAIN STREET    RETURN      GROWTH      COMSTOCK     INCOME
                                                           FUND          FUND         FUND       FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          573          95           -        5,105       1,912
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        2,089        2,081          24       2,070        9,306       3,444
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net               (2,089)      (1,508)          71     (2,070)      (4,201)     (1,532)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     186        2,197         220       7,626       29,805       3,318
    Realized gains (losses) on sales of investments,
    net                                                     5,000        1,864          16       4,646       13,507       2,528
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             5,186        4,061         236      12,272       43,312       5,846

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        21,989        9,886        (34)     (7,838)       23,820      14,778
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                              27,175       13,947         202       4,434       67,132      20,624
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $25,086       12,439         273       2,364       62,931      19,092
 operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                      23




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                           AZL VAN                  AZL VAN
                                                           KAMPEN       AZL VAN      KAMPEN      AZL VAN     AZL VAN
                                                           GLOBAL        KAMPEN    GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA
                                                         FRANCHISE    GLOBAL REAL    INCOME    CAP GROWTH   STRATEGIC    FINANCIAL
                                                            FUND       ESTATE FUND   FUND         FUND     GROWTH FUND   PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $4,725          316       2,700           -            -         710
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        5,907          331       6,266       4,370        3,308       2,082
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net               (1,182)         (15)     (3,566)     (4,370)      (3,308)     (1,372)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   5,925          126      19,683       7,032          632          83
    Realized gains (losses) on sales of investments,
    net                                                     8,564          312      10,134       9,745        4,866       5,185
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net            14,489          438      29,817      16,777        5,498       5,268
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        39,662        7,118      16,661         718      (2,660)      12,957
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments             54,151        7,556      46,478      17,495        2,838      18,225
                                                      --------------------------------------------------------------------------
  Net increase (decrease) in net assets from              $52,969        7,541      42,912      13,125        (470)      16,853
  operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       24




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)



                                                                                                                         FRANKLIN
                                                                                    DREYFUS                 FRANKLIN      GROWTH
                                                           DAVIS VA                 IP SMALL                 GLOBAL        AND
                                                            REAL       DAVIS VA    CAP STOCK   DREYFUS   COMMUNICATIONS   INCOME
                                                           ESTATE       VALUE        INDEX       STOCK     SECURITIES   SECURITIES
                                                          PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND       FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $75        1,425       1,060       5,282            557    13,371
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           44        3,534       5,027       6,781          2,858     8,436
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                   31      (2,109)     (3,967)     (1,499)        (2,301)     4,935
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     244            -       6,011           -              -    26,120
    Realized gains (losses) on sales of investments,
    net                                                       353        9,026      11,515      11,150        (9,841)     4,717
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net               597        9,026      17,526      11,150        (9,841)    30,837

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            86       16,222      16,032      35,546         48,655    39,368
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments                683       25,248      33,558      46,696         38,814    70,205
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $714       23,139      29,591      45,197         36,513    75,140
 operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       25



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                  FRANKLIN                               FRANKLIN
                                                         FRANKLIN     FRANKLIN    LARGE CAP     FRANKLIN                 RISING
                                                           HIGH        INCOME      GROWTH        MONEY      FRANKLIN    DIVIDENDS
                                                          INCOME     SECURITIES  SECURITIES     MARKET    REAL ESTATE  SECURITIES
                                                           FUND         FUND        FUND         FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $12,793       32,077       2,697       1,492       10,553       7,846
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        3,531       15,099       5,799         485        9,512      12,154
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                9,262       16,978     (3,102)       1,007        1,041     (4,308)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                        -        4,212           -           -       39,980       3,513
    Realized gains (losses) on sales of investments,
    net                                                      (675)       13,646       3,499           -       27,573      28,503
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on  investments, net             (675)       17,858       3,499           -       67,553      32,016

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         6,484      107,904      28,016           -       18,384      71,203
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            5,809      125,762      31,515           -       85,937     103,219
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $15,071      142,740      28,413       1,007       86,978      98,911
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       26




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                          FRANKLIN                                            J.P.          J.P.
                                                          SMALL CAP    FRANKLIN     FRANKLIN    FRANKLIN     MORGAN      MORGAN U.S.
                                                            VALUE      SMALL-MID      U.S.        ZERO    INTERNATIONAL  LARGE CAP
                                                          SECURITIES  CAP GROWTH   GOVERNMENT    COUPON      EQUITY     CORE EQUITY
                                                             FUND        FUND         FUND      FUND 2010   PORTFOLIO    PORTFOLIO
                                                      ---------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                     $1,346           -       20,845       3,665           7            8
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         3,861       4,890        7,998       1,615          10          13
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net               (2,515)     (4,890)       12,847       2,050         (3)           (5)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   7,197           -            -           -           -             -
    Realized gains (losses) on sales of investments,
    net                                                    14,509      13,319      (3,921)       (740)          38             7
                                                      ---------------------------------------------------------------------------
    Realized gains (losses) on investments, net            21,706      13,319      (3,921)       (740)          38             7
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          9,561       9,926        1,667       (534)          71          101
                                                      ---------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            31,267      23,245      (2,254)     (1,274)         109          108
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $28,752      18,355       10,593         776         106          103
                                                      ---------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       27




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)



                                                         JENNISON      MUTUAL      MUTUAL                 OPPENHEIMER  OPPENHEIMER
                                                           20/20     DISCOVERY     SHARES      OPCAP MID     GLOBAL       HIGH
                                                           FOCUS     SECURITIES   SECURITIES      CAP      SECURITIES    INCOME
                                                         PORTFOLIO      FUND         FUND      PORTFOLIO     FUND/VA     FUND/VA
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $-        6,831      11,769           -        2,494       2,829
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       2,281       11,721      15,631          63        4,445         675
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,281)      (4,890)     (3,862)        (63)      (1,951)       2,154
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   8,095       23,484      28,848           -       13,025           -
    Realized gains (losses) on sales of investments,
    net                                                     6,944       29,983      28,109         (7)       13,824           4
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net            15,039       53,467      56,957         (7)       26,849           4
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (449)       76,474      87,658         710        8,959         417
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments           14,590      129,941     144,615         703       35,808         421
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $12,309      125,051     140,753         640       33,857       2,575
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       28




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                             PIMCO VIT
                                                       OPPENHEIMER                            EMERGING
                                                          MAIN        PIMCO VIT   PIMCO VIT    MARKETS     PIMCO VIT   PIMCO VIT
                                                         STREET      ALL ASSET    COMMODITY     BOND     GLOBAL BOND  HIGH YIELD
                                                         FUND/VA     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                    $1,911       11,304       3,472       1,594          757      13,335
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       3,072        3,727       1,410         557          411       3,571
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,161)        7,577       2,062       1,037          346       9,764
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -          514         330         477            -           -
    Realized gains (losses) on sales of investments,
    net                                                     6,835          285       (647)          19        (166)         554
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             6,835          799       (317)         496        (166)         554
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        13,967      (3,420)     (5,729)         660          357       3,002
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments           20,802      (2,621)     (6,046)       1,156          191       3,556
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $19,641        4,956     (3,984)       2,193          537      13,320
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       29



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                                                         SP
                                                                     PIMCO VIT                                        STRATEGIC
                                                        PIMCO VIT   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    PARTNERS
                                                          REAL      GROWTH AND     TOTAL      GLOBAL     SMALLER-CAP    FOCUSED
                                                         RETURN       INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH
                                                        PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $11,206        1,029      20,957           -            -           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        4,865          542       8,596          53        3,027         665
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                6,341          487      12,361        (53)      (3,027)       (665)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                  6,653           163       2,616           -       13,634       2,704
    Realized gains (losses) on sales of investments,
    net                                                   (2,028)          982     (2,118)       (102)        8,183       1,235
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             4,625        1,145         498       (102)       21,817       3,939
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (14,338)          937     (3,944)         598        9,108     (4,740)
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments          (9,713)        2,082     (3,446)         496       30,925       (801)
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations   $(3,372)        2,569       8,915         443       27,898     (1,466)
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       30



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                            SP
                                                          WILLIAM     TEMPLETON    TEMPLETON                TEMPLETON
                                                           BLAIR       GLOBAL     DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON
                                                       INTERNATIONAL    ASSET       MARKETS     FOREIGN      INCOME      GROWTH
                                                           GROWTH     ALLOCATION   SECURITIES  SECURITIES   SECURITIES  SECURITIES
                                                          PORTFOLIO      FUND        FUND        FUND          FUND       FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                      $343        1,213       3,867       5,623          906       9,458
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          425          226       6,319       6,837          402      11,772
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (82)          987     (2,452)     (1,214)          504     (2,314)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   1,775        1,049           -           -            -      25,130
    Realized gains (losses) on sales of investments,
    net                                                     1,205          292      36,528      17,151          841      15,752
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             2,980        1,341      36,528      17,151          841      40,882
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           641          685      37,740      59,983        1,801      92,505
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            3,621        2,026      74,268      77,134        2,642     133,387
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $3,539        3,013      71,816      75,920        3,146     131,073
                                                      --------------------------------------------------------------------------




                 See accompanying notes to financial statements
                                        31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                      VAN
                                                             VAN       VAN KAMPEN  KAMPEN LIT
                                                         KAMPEN LIT    LIT GROWTH   STRATEGIC
                                                         ENTERPRISE    AND INCOME    GROWTH
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO   TOTAL
                                                      -------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $1           14           -     267,372
                                                      -------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            3           18         100     309,039
                                                      -------------------------------------------------
               Investment Income (loss), net                  (2)          (4)       (100)    (41,667)
                                                      -------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -           77           -     392,535
    Realized gains (losses) on sales of investments,
    net                                                      (17)           47          36     422,827
                                                      -------------------------------------------------
    Realized gains (losses) on investments, net              (17)          124          36     815,362
                                                      -------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            29           20         114   1,192,660
                                                      -------------------------------------------------
      Total realized gains (losses) &
      unrealized appreciation (depreciation) on
      investments                                              12          144         150   2,008,022
                                                      -------------------------------------------------
 Net increase (decrease) in net assets from operations        $10          140          50   1,966,355
                                                      -------------------------------------------------




                 See accompanying notes to financial statements
                                        32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND              FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(204)        (242)         (9)        (73)         (22)        (29)
      Realized gains (losses) on investments, net         (4,955)      (2,429)       (283)       (209)          165          37
      Net change in unrealized appreciation
        (depreciation) on investments                         286        3,482       1,178         556          549         384
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (4,873)          811         886         274          692         392
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                        20            1           -           -            -           -
      Transfers between funds  (note 2)                     4,413      (1,721)       (720)       (802)        (177)       (134)
      Surrenders and terminations, net                    (2,029)      (2,222)       (990)       (642)        (300)       (162)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                   (9)          (9)         (5)         (5)          (4)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                2,395      (3,951)     (1,715)     (1,449)        (481)       (297)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,478)      (3,140)       (829)     (1,175)          211          95
 Net assets at beginning of period                         14,276       17,416       7,473       8,648        2,826       2,731
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $11,798       14,276       6,644       7,473        3,037       2,826
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        33





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                   ALGER AMERICAN
                                                       ALGER AMERICAN GROWTH      LEVERAGED ALLCAP      ALGER AMERICAN MIDCAP
                                                             PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(103)        (114)        (52)        (57)        (176)       (197)
      Realized gains (losses) on investments, net           (786)      (1,473)       (293)       (872)        1,658         584
      Net change in unrealized appreciation
        (depreciation) on investments                       1,124        2,442         910       1,351        (707)         425
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     235          855         565         422          775         812
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                     (710)        (651)       (148)       (593)      (1,091)       (978)
      Surrenders and terminations , net                   (1,173)      (1,611)       (519)       (665)      (1,488)     (1,103)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                   (3)          (5)         (2)         (3)          (7)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (1,886)      (2,267)       (669)     (1,261)      (2,586)     (2,087)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,651)      (1,412)       (104)       (839)      (1,811)     (1,275)
 Net assets at beginning of period                          8,756       10,168       3,627       4,466       11,240      12,515
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,105        8,756       3,523       3,627        9,429      11,240
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        34





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        ALGER AMERICAN SMALL     AZL AIM BASIC VALUE    AZL AIM INTERNATIONAL
                                                      CAPITALIZATION PORTFOLIO          FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(19)         (18)     (3,150)     (3,231)      (2,759)     (1,368)
      Realized gains (losses) on investments, net              69            3      10,940       8,514       10,191       4,195
      Net change in unrealized appreciation
        (depreciation) on investments                         125          161       9,432         273       26,511       9,672
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     175          146      17,222       5,556       33,943      12,499
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -      17,217      26,948       41,667      31,122
      Transfers between funds  (note 2)                      (62)         (54)    (19,682)    (16,558)       36,180      20,073
      Surrenders and terminations, net                      (202)         (86)     (9,575)     (8,246)      (8,329)     (3,554)
      Rescissions                                               -            -       (524)       (288)      (1,172)       (665)
      Bonus (recapture)                                         -            -         204         384          711         558
      Contract maintenance charges (note 2)                   (1)          (1)        (58)        (43)         (49)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (265)        (141)    (12,418)       2,197       69,008      47,519
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (90)            5       4,804       7,753      102,951      60,018
 Net assets at beginning of period                          1,108        1,103     175,485     167,732      116,487      56,469
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,018        1,108     180,289     175,485      219,438     116,487
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        35





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                            AZL COLUMBIA         AZL DAVIS NY VENTURE    AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND               FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(993)        (839)     (5,112)     (3,641)      (1,730)     (1,279)
      Realized gains (losses) on investments, net             890        (105)       5,978       6,547        6,863       4,367
      Net change in unrealized appreciation
        (depreciation) on investments                       (147)          175      36,983      15,124        4,488       (655)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (250)        (769)      37,849      18,030        9,621       2,433
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     7,784        7,554      72,604      95,600       12,074      19,460
      Transfers between funds  (note 2)                   (3,562)      (5,665)      17,723      23,806       15,176     (6,908)
      Surrenders and terminations, net                    (2,401)      (1,567)    (14,900)     (9,750)      (4,999)     (3,512)
      Rescissions                                           (291)        (125)     (1,262)     (2,047)        (384)       (375)
      Bonus (recapture)                                       162          141         759       1,139          169         216
      Contract maintenance charges (note 2)                  (23)         (11)       (109)        (39)         (20)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                1,669          327      74,815     108,709       22,016       8,858
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,419        (442)     112,664     126,739       31,637      11,291
 Net assets at beginning of period                         47,113       47,555     276,557     149,818       86,799      75,508
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $48,532       47,113     389,221     276,557      118,436      86,799
                                                      --------------------------------------------------------------------------




                 See accompanying notes to financial statements
                                        36





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         AZL DREYFUS PREMIER      AZL FRANKLIN SMALL      AZL FUSION BALANCED
                                                        SMALL CAP VALUE FUND       CAP VALUE FUND                FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,204)        (828)     (4,631)     (2,429)      (3,065)       (709)
      Realized gains (losses) on investments, net           4,865        1,610      23,152       4,655        3,662          93
      Net change in unrealized appreciation
        (depreciation) on investments                       2,725          266      14,214       7,091       15,974       3,705
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   6,386        1,048      32,735       9,317       16,571       3,089
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,839       23,234      70,093      92,875      108,768      71,820
      Transfers between funds  (note 2)                   (4,368)        2,682       7,607       7,301       38,880      42,625
      Surrenders and terminations, net                    (2,084)      (1,875)    (11,732)     (6,858)      (9,858)     (1,431)
      Rescissions                                           (340)        (703)     (1,731)     (1,977)      (2,814)     (1,802)
      Bonus (recapture)                                       252          411         969       1,437        2,562       1,060
      Contract maintenance charges (note 2)                  (20)          (7)        (42)        (28)           47         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                9,279       23,742      65,164      92,750      137,585     112,270
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         15,665       24,790      97,899     102,067      154,156     115,359
 Net assets at beginning of period                         55,521       30,731     229,386     127,319      115,359           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $71,186       55,521     327,285     229,386      269,515     115,359
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        37




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                 AZL FUSION MODERATE      AZL JENNISON 20/20
                                                       AZL FUSION GROWTH FUND           FUND                  FOCUS FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                     $(11,666)      (2,061)     (7,854)     (1,785)      (2,293)       (292)
      Realized gains (losses) on investments, net           6,745          222       5,781         122        2,209         147
      Net change in unrealized appreciation
        (depreciation) on investments                      68,906       14,661      44,932      11,281       11,508       4,324
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  63,985       12,822      42,859       9,618       11,424       4,179
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                   408,777      192,201     308,564     190,316       58,318      24,961
      Transfers between funds  (note 2)                    91,917      132,195       8,870      98,397       10,439      49,478
      Surrenders and terminations, net                   (12,985)      (1,922)    (17,797)     (1,605)      (4,128)       (582)
      Rescissions                                        (12,817)      (1,649)     (9,715)     (2,687)        (888)       (367)
      Bonus (recapture)                                     7,273        3,705       4,178       2,873          676         327
      Contract maintenance charges (note 2)                    84          (7)          28         (5)         (11)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              482,249      324,523     294,128     287,289       64,406      73,815
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        546,234      337,345     336,987     296,907       75,830      77,994
 Net assets at beginning of period                        337,345            -     296,907           -       77,994           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $883,579      337,345     633,894     296,907      153,824      77,994
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        38




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         AZL JENNISON GROWTH    AZL LEGG MASON GROWTH    AZL LEGG MASON VALUE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(828)        (178)     (1,669)     (1,091)      (3,845)     (2,682)
      Realized gains (losses) on investments, net           (166)          100       4,571       2,439        3,766       2,327
      Net change in unrealized appreciation
        (depreciation) on investments                         448        1,612     (3,735)       3,669        8,783      11,662
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (546)        1,534       (833)       5,017        8,704      11,307
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    23,193       10,563      23,905      13,366       45,410      87,839
      Transfers between funds  (note 2)                   (9,048)       24,324     (2,961)      13,855     (25,021)      31,604
      Surrenders and terminations, net                    (1,480)        (270)     (4,113)     (2,391)     (10,621)     (5,323)
      Rescissions                                           (399)         (87)       (542)       (199)      (1,020)     (2,117)
      Bonus (recapture)                                       274          182         317         177          431       1,161
      Contract maintenance charges (note 2)                   (4)          (1)        (15)        (14)         (40)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               12,536       34,711      16,591      24,794        9,139     113,141
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         11,990       36,245      15,758      29,811       17,843     124,448
 Net assets at beginning of period                         36,245            -      78,816      49,005      202,687      78,239
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $48,235       36,245      94,574      78,816      220,530     202,687
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        39



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          AZL LMP LARGE CAP       AZL LMP SMALL CAP
                                                            GROWTH FUND              GROWTH FUND         AZL MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,203)      (2,525)       (641)       (124)       10,287       2,051
      Realized gains (losses) on investments, net           6,888        3,613         384          31            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,088)       11,004       2,033         308            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,597       12,092       1,776         215       10,287       2,051
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,414       35,601      14,989       8,246      266,201     305,763
      Transfers between funds  (note 2)                  (16,000)        (496)       (598)      12,933    (119,514)   (176,733)
      Surrenders and terminations, net                    (8,853)      (7,433)     (1,445)       (369)     (80,056)    (40,890)
      Rescissions                                           (331)        (608)       (312)       (179)      (8,188)     (9,381)
      Bonus (recapture)                                       219          620         225         114        3,700       4,240
      Contract maintenance charges (note 2)                  (74)         (34)         (3)         (1)         (79)        (62)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (9,625)       27,650      12,856      20,744       62,064      82,937
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (7,028)       39,742      14,632      20,959       72,351      84,988
 Net assets at beginning of period                        173,953      134,211      20,959           -      314,957     229,969
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $166,925      173,953      35,591      20,959      387,308     314,957
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        40



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY      AZL OCC RENAISSANCE
                                                            REGENCY FUND                FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          (60)            -     (3,002)     (2,366)      (5,567)     (7,714)
      Realized gains (losses) on investments, net              36            -      11,320       2,484       38,666      48,995
      Net change in unrealized appreciation
        (depreciation) on investments                       1,015            -       2,444       3,570      (5,196)    (67,979)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     991            -      10,762       3,688       27,903    (26,698)
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     7,136            -      26,646      26,923       22,643      74,819
      Transfers between funds  (note 2)                    11,112            -     (7,251)    (16,466)     (71,965)   (101,890)
      Surrenders and terminations, net                      (247)            -     (7,112)     (4,997)     (19,198)    (17,286)
      Rescissions                                           (277)            -     (1,016)       (636)        (426)     (1,856)
      Bonus (recapture)                                       121            -         443         556          232       1,016
      Contract maintenance charges (note 2)                     1            -        (29)        (29)         (84)       (102)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               17,846            -      11,681       5,351     (68,798)    (45,299)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         18,837            -      22,443       9,039     (40,895)    (71,997)
 Net assets at beginning of period                              -            -     130,378     121,339      378,409     450,406
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               18,837            -     152,821     130,378      337,514     378,409
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                      41



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                   AZL OPPENHEIMER
                                                                                 DEVELOPING MARKETS     AZL OPPENHEIMER GLOBAL
                                                         AZL OCC VALUE FUND             FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,276)      (3,698)       (251)           -      (3,379)     (2,185)
      Realized gains (losses) on investments, net          19,701       18,122       (937)           -        8,829       1,634
      Net change in unrealized appreciation
        (depreciation) on investments                      17,100     (13,119)       5,268           -       17,103      14,644
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  34,525        1,305       4,080           -       22,553      14,093
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,064       55,649      15,362           -       44,091      56,869
      Transfers between funds  (note 2)                  (15,425)     (53,930)      27,590           -        4,379       2,415
      Surrenders and terminations, net                   (11,059)      (9,607)       (351)           -      (5,814)     (3,074)
      Rescissions                                           (203)      (1,605)       (728)           -      (1,099)       (861)
      Bonus (recapture)                                       174          903         167           -          580         780
      Contract maintenance charges (note 2)                  (39)         (49)           8           -         (43)        (17)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (12,488)      (8,639)      42,048           -       42,094      56,112
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         22,037      (7,334)      46,128           -       64,647      70,205
 Net assets at beginning of period                        218,377      225,711           -           -      147,589      77,384
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $240,414      218,377      46,128           -      212,236     147,589
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        42



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           AZL OPPENHEIMER                               AZL PIMCO FUNDAMENTAL
                                                        INTERNATIONAL GROWTH     AZL OPPENHEIMER MAIN   INDEXPLUS TOTAL RETURN
                                                                FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,089)        (976)     (1,508)     (1,600)           71           -
      Realized gains (losses) on investments, net           5,186        3,359       4,061         716          236           -
      Net change in unrealized appreciation
        (depreciation) on investments                      21,989        4,361       9,886       4,312         (34)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  25,086        6,744      12,439       3,428          273           -
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    32,463       19,912      21,696      35,009        1,352           -
      Transfers between funds  (note 2)                    36,535        7,376       (559)     (3,908)        3,057           -
      Surrenders and terminations, net                    (5,513)      (1,855)     (4,127)     (2,953)         (34)           -
      Rescissions                                           (912)        (456)       (861)       (736)         (83)           -
      Bonus (recapture)                                       603          359         256         570           23           -
      Contract maintenance charges (note 2)                  (23)          (9)        (35)        (14)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               63,153       25,327      16,370      27,968        4,314           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         88,239       32,071      28,809      31,396        4,587           -
 Net assets at beginning of period                         69,842       37,771      95,465      64,069            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $158,081       69,842     124,274      95,465        4,587           -
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        43




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           AZL VAN KAMPEN           AZL VAN KAMPEN       AZL VAN KAMPEN EQUITY
                                                       AGGRESSIVE GROWTH FUND       COMSTOCK FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,070)      (1,852)     (4,201)     (6,260)      (1,532)     (2,247)
      Realized gains (losses) on investments, net          12,272        5,751      43,312      26,467        5,846         983
      Net change in unrealized appreciation
        (depreciation) on investments                     (7,838)        4,404      23,820     (9,869)       14,778       8,146
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,364        8,303      62,931      10,338       19,092       6,882
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    13,842       18,812      57,747     121,144       46,273      65,107
      Transfers between funds  (note 2)                  (14,359)     (11,245)    (36,770)    (15,762)        5,217      14,423
      Surrenders and terminations, net                    (5,246)      (4,239)    (28,091)    (19,462)      (8,024)     (5,746)
      Rescissions                                           (405)        (307)     (1,446)     (2,645)      (1,084)     (1,350)
      Bonus (recapture)                                       210          368         601       1,587          327         743
      Contract maintenance charges (note 2)                  (20)         (24)       (119)        (97)         (18)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (5,978)        3,365     (8,078)      84,765       42,691      73,162
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,614)       11,668      54,853      95,103       61,783      80,044
 Net assets at beginning of period                        101,940       90,272     473,191     378,088      161,504      81,460
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $98,326      101,940     528,044     473,191      223,287     161,504
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       44




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN GLOBAL   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GROWTH
                                                           FRANCHISE FUND         REAL ESTATE FUND         AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,182)      (3,634)        (15)           -      (3,566)     (3,999)
      Realized gains (losses) on investments, net          14,489        3,273         438           -       29,817      15,640
      Net change in unrealized appreciation
        (depreciation) on investments                      39,662       17,543       7,118           -       16,661       7,664
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  52,969       17,182       7,541           -       42,912      19,305
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    69,594       86,009      18,889           -       45,270      60,919
      Transfers between funds  (note 2)                    23,732       35,186      37,246           -     (15,159)      15,621
      Surrenders and terminations, net                   (11,916)      (7,606)       (520)           -     (19,198)    (10,829)
      Rescissions                                         (1,639)      (1,390)       (386)           -        (971)     (1,272)
      Bonus (recapture)                                       842        1,174         251           -          480         771
      Contract maintenance charges (note 2)                  (18)         (30)         (2)           -         (51)        (61)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               80,595      113,343      55,478           -       10,371      65,149
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        133,564      130,525      63,019           -       53,283      84,454
 Net assets at beginning of period                        252,646      122,121           -           -      311,483     227,029
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $386,210      252,646      63,019           -      364,766     311,483
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        45




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                       AZL VAN KAMPEN MID CAP       AZL VAN KAMPEN        DAVIS VA FINANCIAL
                                                            GROWTH FUND         STRATEGIC GROWTH FUND         PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(4,370)      (2,519)     (3,308)     (3,142)      (1,372)     (1,288)
      Realized gains (losses) on investments, net          16,777        5,243       5,498       3,739        5,268       2,615
      Net change in unrealized appreciation
        (depreciation) on investments                         718       18,891     (2,660)       8,041       12,957       4,590
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  13,125       21,615       (470)       8,638       16,853       5,917
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    56,587       49,222      19,795      32,743       12,385      17,552
      Transfers between funds  (note 2)                  (12,616)       42,058    (16,765)    (18,859)        4,239     (4,184)
      Surrenders and terminations, net                   (11,554)      (5,730)     (9,758)     (8,064)      (6,300)     (4,454)
      Rescissions                                         (1,275)      (1,098)       (354)       (781)        (204)       (357)
      Bonus (recapture)                                       692          910         252         518          126         289
      Contract maintenance charges (note 2)                  (60)         (27)        (42)        (40)         (31)        (24)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               31,774       85,335     (6,872)       5,517       10,215       8,822
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         44,899      106,950     (7,342)      14,155       27,068      14,739
 Net assets at beginning of period                        196,210       89,260     173,835     159,680      104,401      89,662
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $241,109      196,210     166,493     173,835      131,469     104,401
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        46



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        DAVIS VA REAL ESTATE        DAVIS VA VALUE       DREYFUS IP SMALL CAP
                                                             PORTFOLIO                PORTFOLIO         STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $31           39     (2,109)     (1,747)      (3,967)     (4,001)
      Realized gains (losses) on investments, net             597          436       9,026       6,265       17,526       7,212
      Net change in unrealized appreciation
        (depreciation) on investments                          86        (187)      16,222       9,564       16,032       7,783
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     714          288      23,139      14,082       29,591      10,994
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -       1,882       3,098       37,850      58,088
      Transfers between funds  (note 2)                      (35)        (115)    (14,554)    (16,875)     (21,585)       1,538
      Surrenders and terminations, net                      (759)        (458)    (11,464)     (8,507)     (11,768)     (7,944)
      Rescissions                                               -            -        (43)        (49)        (897)     (1,140)
      Bonus (recapture)                                         -            -          13           6          420         740
      Contract maintenance charges (note 2)                   (2)          (1)        (52)        (55)         (66)        (48)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (796)        (574)    (24,218)    (22,382)        3,954      51,234
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (82)        (286)     (1,079)     (8,300)       33,545      62,228
 Net assets at beginning of period                          2,565        2,851     197,991     206,291      250,171     187,943
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,483        2,565     196,912     197,991      283,716     250,171
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       47



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                   FRANKLIN GLOBAL
                                                         DREYFUS STOCK INDEX       COMMUNICATIONS         FRANKLIN GROWTH AND
                                                                FUND               SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,499)      (1,584)     (2,301)       1,721        4,935       6,478
      Realized gains (losses) on investments, net          11,150       16,745     (9,841)    (21,329)       30,837       5,767
      Net change in unrealized appreciation
        (depreciation) on investments                      35,546      (5,146)      48,655      39,005       39,368     (1,310)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  45,197       10,015      36,513      19,397       75,140      10,935
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    38,620       73,469      13,630       6,981       24,065      55,228
      Transfers between funds  (note 2)                  (38,441)     (66,611)      18,037       1,861     (18,418)    (15,966)
      Surrenders and terminations, net                   (20,688)     (17,543)    (21,701)    (18,005)     (68,809)    (69,176)
      Rescissions                                           (719)      (1,955)       (403)       (195)        (400)     (1,535)
      Bonus (recapture)                                       259          852         249         130          235         837
      Contract maintenance charges (note 2)                  (49)         (87)       (101)       (107)        (200)       (217)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (21,018)     (11,875)       9,711     (9,335)     (63,527)    (30,829)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         24,179      (1,860)      46,224      10,062       11,613    (19,894)
 Net assets at beginning of period                        374,037      375,897     162,884     152,822      543,927     563,821
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $398,216      374,037     209,108     162,884      555,540     543,927
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                    48




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $9,262        8,634      16,978      14,588      (3,102)     (3,599)
      Realized gains (losses) on investments, net           (675)      (1,470)      17,858      11,224        3,499       (220)
      Net change in unrealized appreciation
        (depreciation) on investments                       6,484      (3,494)     107,904    (24,719)       28,016       2,335
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,071        3,670     142,740       1,093       28,413     (1,484)
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    23,815       37,821     171,764     204,276       27,067      72,597
      Transfers between funds  (note 2)                   (2,436)     (25,465)      87,699      27,249     (32,583)    (18,255)
      Surrenders and terminations, net                   (20,921)     (21,960)    (86,445)    (81,044)     (31,492)    (31,359)
      Rescissions                                         (1,142)        (656)     (3,283)     (3,563)        (812)     (1,665)
      Bonus (recapture)                                       260          482       1,487       2,041          315         908
      Contract maintenance charges (note 2)                  (71)         (57)       (476)       (215)        (107)       (100)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (495)      (9,835)     170,746     148,744     (37,612)      22,126
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         14,576      (6,165)     313,486     149,837      (9,199)      20,642
 Net assets at beginning of period                        203,114      209,279     811,292     661,455      350,975     330,333
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $217,690      203,114   1,124,778     811,292      341,776     350,975
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       49



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                                            FRANKLIN RISING
                                                        FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE    DIVIDENDS SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,007          476       1,041     (1,519)      (4,308)     (5,099)
      Realized gains (losses) on investments, net               -            -      67,553      50,294       32,016      20,413
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -      18,384       5,692       71,203     (2,665)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,007          476      86,978      54,467       98,911      12,649
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         3           32      44,589     113,519       41,780     120,951
      Transfers between funds  (note 2)                   (1,475)      (3,762)    (78,660)    (15,396)     (54,060)    (24,095)
      Surrenders and terminations, net                    (7,299)      (8,166)    (41,556)    (33,678)     (64,800)    (58,479)
      Rescissions                                               -            -     (1,128)     (2,690)        (972)     (2,891)
      Bonus (recapture)                                         -            -         550       1,827          334       1,446
      Contract maintenance charges (note 2)                  (18)         (23)       (160)       (123)        (206)       (187)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (8,789)     (11,919)    (76,365)      63,459     (77,924)      36,745
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (7,783)     (11,443)      10,613     117,926       20,987      49,394
 Net assets at beginning of period                         39,365       50,808     537,862     419,936      701,663     652,269
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $31,583       39,365     548,475     537,862      722,650     701,663
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       50



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         FRANKLIN SMALL CAP       FRANKLIN SMALL-MID         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       CAP GROWTH FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,515)      (2,213)     (4,890)     (4,919)       12,847      13,320
      Realized gains (losses) on investments, net          21,706       11,745      13,319       8,215      (3,921)     (2,007)
      Net change in unrealized appreciation
        (depreciation) on investments                       9,561        4,833       9,926       5,365        1,667     (7,309)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  28,752       14,365      18,355       8,661       10,593       4,004
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     3,483       36,948      14,360      31,829       31,586      76,931
      Transfers between funds  (note 2)                  (28,512)     (15,238)    (29,261)    (20,924)     (30,519)    (25,058)
      Surrenders and terminations, net                   (13,411)     (13,852)    (29,875)    (31,272)     (48,843)    (52,987)
      Rescissions                                           (133)        (999)       (369)       (678)      (1,042)     (1,466)
      Bonus (recapture)                                        12          577         190         479          292       1,052
      Contract maintenance charges (note 2)                  (50)         (50)        (91)       (104)        (192)       (155)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (38,611)        7,386    (45,046)    (20,670)     (48,718)     (1,683)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (9,859)       21,751    (26,691)    (12,009)     (38,125)       2,321
 Net assets at beginning of period                        211,689      189,938     296,641     308,650      497,400     495,079
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $201,830      211,689     269,950     296,641      459,275     497,400
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       51



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)

J.P. MORGAN J.P. MORGAN U.S. LARGE
                                                        FRANKLIN ZERO COUPON    INTERNATIONAL EQUITY       CAP CORE EQUITY
                                                             FUND 2010                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,050        2,088         (3)         (4)          (5)         (4)
      Realized gains (losses) on investments, net           (740)           48          38           4            7         (5)
      Net change in unrealized appreciation
        (depreciation) on investments                       (534)      (2,229)          71          49          101           4
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     776         (93)         106          49          103         (5)
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     5,522       17,090           -           -            -           -
      Transfers between funds  (note 2)                   (5,770)       12,199        (29)        (23)         (90)        (51)
      Surrenders and terminations, net                    (8,770)      (6,549)       (147)        (48)        (168)       (131)
      Rescissions                                            (74)        (430)           -           -            -           -
      Bonus (recapture)                                        83          314           -           -            -           -
      Contract maintenance charges (note 2)                  (23)         (23)           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (9,032)       22,601       (176)        (71)        (259)       (183)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (8,256)       22,508        (70)        (22)        (156)       (188)
 Net assets at beginning of period                         96,876       74,368         593         615          861       1,049
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $88,620       96,876         523         593          705         861
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       52



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        JENNISON 20/20 FOCUS       MUTUAL DISCOVERY          MUTUAL SHARES
                                                             PORTFOLIO             SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,281)      (2,049)     (4,890)     (1,942)      (3,862)     (4,831)
      Realized gains (losses) on investments, net          15,039        4,578      53,467      14,808       56,957      22,757
      Net change in unrealized appreciation
        (depreciation) on investments                       (449)       18,085      76,474      52,060       87,658      42,089
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  12,309       20,614     125,051      64,926      140,753      60,015
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     3,299       23,334     102,731     115,518      184,568     179,398
      Transfers between funds  (note 2)                  (10,786)        5,308      36,403      44,662       78,740      38,806
      Surrenders and terminations, net                    (5,979)      (4,286)    (46,433)    (37,429)     (76,002)    (66,668)
      Rescissions                                            (86)        (392)     (2,039)     (2,741)      (3,529)     (3,432)
      Bonus (recapture)                                        41          301       1,123       1,354        1,683       1,865
      Contract maintenance charges (note 2)                  (25)         (22)       (144)       (109)        (238)       (161)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (13,536)       24,243      91,641     121,255      185,222     149,808
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,227)       44,857     216,692     186,181      325,975     209,823
 Net assets at beginning of period                        127,963       83,106     571,760     385,579      781,296     571,473
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $126,736      127,963     788,452     571,760    1,107,271     781,296
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       53




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                            OPCAP MID CAP         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                             PORTFOLIO           SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(63)            -     (1,951)     (1,866)        2,154       2,108
      Realized gains (losses) on investments, net             (7)            -      26,849      10,626            4         417
      Net change in unrealized appreciation
        (depreciation) on investments                         710            -       8,959      17,358          417     (2,421)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     640            -      33,857      26,118        2,575         104
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     5,598            -       3,177       4,573          465       1,201
      Transfers between funds  (note 2)                     8,365            -    (21,989)    (19,847)      (1,093)     (8,644)
      Surrenders and terminations, net                       (82)            -    (15,670)    (10,421)      (3,009)     (2,762)
      Rescissions                                            (96)            -        (33)       (130)          (4)        (44)
      Bonus (recapture)                                        58            -          21         (7)            4           2
      Contract maintenance charges (note 2)                     -            -        (73)        (63)          (9)        (12)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               13,843            -    (34,567)    (25,895)      (3,646)    (10,259)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         14,483            -       (710)         223      (1,071)    (10,155)
 Net assets at beginning of period                              -            -     242,446     242,223       39,330      49,485
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,483            -     241,736     242,446       38,259      39,330
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       54



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          OPPENHEIMER MAIN       PIMCO VIT ALL ASSET      PIMCO VIT COMMODITY
                                                           STREET FUND/VA             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,161)        (854)       7,577       5,044        2,062         280
      Realized gains (losses) on investments, net           6,835        4,863         799       1,714        (317)          43
      Net change in unrealized appreciation
        (depreciation) on investments                      13,967        2,422     (3,420)       1,005      (5,729)         245
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  19,641        6,431       4,956       7,763      (3,984)         568
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,015        3,507      45,189     104,979       28,735      18,559
      Transfers between funds  (note 2)                  (15,174)     (20,703)    (56,138)      25,744       14,011      30,649
      Surrenders and terminations, net                   (11,691)      (8,767)    (10,004)     (6,338)      (3,272)       (538)
      Rescissions                                            (58)         (91)     (1,317)     (2,403)        (680)       (285)
      Bonus (recapture)                                        10            7         802       1,397          370         278
      Contract maintenance charges (note 2)                  (65)         (61)        (40)        (21)         (21)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (24,963)     (26,108)    (21,508)     123,358       39,143      48,661
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (5,322)     (19,677)    (16,552)     131,121       35,159      49,229
 Net assets at beginning of period                        169,622      189,299     222,032      90,911       49,229           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $164,300      169,622     205,480     222,032       84,388      49,229
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       55




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         PIMCO VIT EMERGING     PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD
                                                       MARKETS BOND PORTFOLIO         PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,037          228         346          51        9,764       8,938
      Realized gains (losses) on investments, net             496          377       (166)          93          554       1,657
      Net change in unrealized appreciation
        (depreciation) on investments                         660          166         357       (488)        3,002     (6,466)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,193          771         537       (344)       13,320       4,129
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    12,323        6,749      10,846       8,207       19,837      40,746
      Transfers between funds  (note 2)                       293       14,817       6,693       4,769     (18,983)    (13,115)
      Surrenders and terminations, net                    (1,210)        (171)       (969)        (30)     (14,433)    (10,993)
      Rescissions                                           (278)        (138)       (305)       (140)        (699)       (957)
      Bonus (recapture)                                       187           96         139         129          246         558
      Contract maintenance charges (note 2)                   (4)          (1)        (10)           -         (42)        (38)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               11,311       21,352      16,394      12,935     (14,074)      16,201
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         13,504       22,123      16,931      12,591        (754)      20,330
 Net assets at beginning of period                         22,123            -      12,591           -      202,567     182,237
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $35,627       22,123      29,522      12,591      201,813     202,567
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       56




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                 PIMCO VIT STOCKSPLUS
                                                       PIMCO VIT REAL RETURN       GROWTH AND INCOME      PIMCO VIT TOTAL RETURN
                                                             PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $6,341        2,574         487         107       12,361       7,367
      Realized gains (losses) on investments, net           4,625        3,455       1,145       1,120          498       8,266
      Net change in unrealized appreciation
        (depreciation) on investments                    (14,338)      (5,464)         937       (931)      (3,944)    (13,054)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (3,372)          565       2,569         296        8,915       2,579
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    34,736      100,539         319         366       49,469      92,084
      Transfers between funds  (note 2)                  (43,935)      (9,640)     (1,857)     (3,550)      (8,008)     (2,491)
      Surrenders and terminations, net                   (15,124)     (13,319)     (1,717)     (1,674)     (31,912)    (25,875)
      Rescissions                                           (593)      (2,783)         (2)         (1)      (1,215)     (1,794)
      Bonus (recapture)                                       314        1,147           -           -          467       1,080
      Contract maintenance charges (note 2)                  (86)         (42)         (8)         (9)        (120)       (116)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (24,688)       75,902     (3,265)     (4,868)        8,681      62,888
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (28,060)       76,467       (696)     (4,572)       17,596      65,467
 Net assets at beginning of period                        281,377      204,910      22,100      26,672      474,744     409,277
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $253,317      281,377      21,404      22,100      492,340     474,744
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       57



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                                         SP STRATEGIC PARTNERS
                                                           SELIGMAN GLOBAL       SELIGMAN SMALLER-CAP       FOCUSED GROWTH
                                                        TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(53)         (56)     (3,027)      14,414        (665)       (686)
      Realized gains (losses) on investments, net           (102)        (470)      21,817      10,352        3,939       1,174
      Net change in unrealized appreciation
        (depreciation) on investments                         598          665       9,108    (39,036)      (4,740)       4,092
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     443          139      27,898    (14,270)      (1,466)       4,580
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -       1,889       3,313          765      11,034
      Transfers between funds  (note 2)                     (190)        (800)    (24,284)    (32,990)      (8,278)     (3,962)
      Surrenders and terminations, net                      (369)        (226)    (13,110)    (12,717)      (2,358)     (1,257)
      Rescissions                                               -            -        (16)        (67)         (44)       (224)
      Bonus (recapture)                                         -            -           5        (30)           15         261
      Contract maintenance charges (note 2)                     -          (2)        (49)        (58)          (7)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (559)      (1,028)    (35,565)    (42,549)      (9,907)       5,845
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (116)        (889)     (7,667)    (56,819)     (11,373)      10,425
 Net assets at beginning of period                          3,070        3,959     167,646     224,465       42,142      31,717
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,954        3,070     159,979     167,646       30,769      42,142
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       58




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         SP WILLIAM BLAIR
                                                        INTERNATIONAL GROWTH   TEMPLETON GLOBAL ASSET    TEMPLETON DEVELOPING
                                                             PORTFOLIO             ALLOCATION FUND     MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(82)        (359)         987         454      (2,452)     (1,092)
      Realized gains (losses) on investments, net           2,980        1,953       1,341         213       36,528      14,195
      Net change in unrealized appreciation
        (depreciation) on investments                         641          958         685       (281)       37,740      43,298
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,539        2,552       3,013         386       71,816      56,401
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                       378          600           2           1       39,807      50,068
      Transfers between funds  (note 2)                   (1,997)      (3,165)       (202)       (287)     (51,767)      45,292
      Surrenders and terminations, net                    (1,270)      (1,099)     (2,898)     (2,745)     (25,683)    (17,910)
      Rescissions                                            (16)          (3)           -           -        (958)       (917)
      Bonus (recapture)                                         2          (3)           -           -          583         763
      Contract maintenance charges (note 2)                   (6)          (6)         (5)         (7)         (93)        (69)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (2,909)      (3,676)     (3,103)     (3,038)     (38,111)      77,227
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            630      (1,124)        (90)     (2,652)       33,705     133,628
 Net assets at beginning of period                         21,271       22,395      17,048      19,700      317,296     183,668
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $21,901       21,271      16,958      17,048      351,001     317,296
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       59



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          TEMPLETON FOREIGN        TEMPLETON GLOBAL        TEMPLETON GROWTH
                                                          SECURITIES FUND      INCOME SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,214)      (1,144)         504       1,683      (2,314)     (2,479)
      Realized gains (losses) on investments, net          17,151        7,167         841       1,064       40,882       7,106
      Net change in unrealized appreciation
        (depreciation) on investments                      59,983       26,460       1,801     (4,321)       92,505      36,195
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  75,920       32,483       3,146     (1,574)      131,073      40,822
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    33,822       45,478           -           -      134,478     151,961
      Transfers between funds  (note 2)                   (3,380)          721       (474)       (939)       18,153      13,544
      Surrenders and terminations, net                   (49,314)     (40,715)     (4,770)     (5,993)     (64,040)    (56,933)
      Rescissions                                           (742)        (964)           -           -      (2,555)     (2,685)
      Bonus (recapture)                                       381          658           -           -        1,200       1,623
      Contract maintenance charges (note 2)                 (180)        (147)        (13)        (16)        (170)       (165)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (19,413)        5,031     (5,257)     (6,948)       87,066     107,345
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,507       37,514     (2,111)     (8,522)      218,139     148,167
 Net assets at beginning of period                        402,655      365,141      29,837      38,359      626,812     478,645
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $459,162      402,655      27,726      29,837      844,951     626,812
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       60




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                                            VAN KAMPEN LIT
                                                           VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH      STRATEGIC GROWTH
                                                        ENTERPRISE PORTFOLIO    AND INCOME PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)          (2)         (4)         (6)        (100)       (118)
      Realized gains (losses) on investments, net            (17)         (34)         124          68           36        (61)
      Net change in unrealized appreciation
        (depreciation) on investments                          29           49          20          33          114         539
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      10           13         140          95           50         360
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           -           -            -          15
      Transfers between funds  (note 2)                       (9)         (50)        (88)       (105)        (688)       (874)
      Surrenders and terminations, net                       (41)          (6)       (192)       (120)        (648)       (467)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -          (4)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                 (50)         (56)       (280)       (225)      (1,340)     (1,329)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (40)         (43)       (140)       (130)      (1,290)       (969)
 Net assets at beginning of period                            226          269       1,183       1,313        6,486       7,455
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $186          226       1,043       1,183        5,196       6,486
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)


                                                                TOTAL
                                                      -------------------------
                                                        2006        2005
                                                      -------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                   (41,667)        (18,802)
      Realized gains (losses) on investments, net     815,362          404,377

      Net change in unrealized appreciation
        (depreciation) on investments                 1,192,661        309,000
                                                      -------------------------
        Net increase (decrease) in net assets
          from operations                             1,966,356        694,575
                                                      -------------------------
    Contract Transactions-All Products (Note 5):

      Purchase payments                               3,231,136      3,829,247
      Transfers between funds  (note 2)               (367,573)         36,978
      Surrenders and terminations, net                (1,257,235)  (1,000,588)
      Rescissions                                     (82,781)        (80,709)
      Bonus (recapture)                               41,811            52,459
      Contract maintenance charges (note 2)           (4,303)          (3,575)
                                                      -------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions          1,561,055      2,833,812
                                                      -------------------------
 Increase (decrease) in net assets                     3,527,411     3,528,387
 Net assets at beginning of period                    15,641,904    12,113,517
                                                      -------------------------
 Net assets at end of period                          19,169,315    15,641,904
                                                      -------------------------





                 See accompanying notes to financial statements
                                       62

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2006


1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., Allianz Life Advisers, LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


     PORTFOLIO                                      INVESTMENT ADVISER                 SPECIALIST MANAGER \ ADVISER
     ---------                                      ------------------                 ----------------------------
     AIM V.I. Capital Appreciation Fund             AIM Advisors, Inc.                  N\A
     AIM V.I. Core Equity Fund                      AIM Advisors, Inc.                  N\A
     AIM V.I. International Growth Fund             AIM Advisors, Inc.                  N\A
     Alger American Growth Portfolio                Fred Alger Management, Inc.         N\A
     Alger American Leveraged AllCap Portfolio      Fred Alger Management, Inc.         N\A
     Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.         N\A
     Alger American Small Capitalization Portfolio  Fred Alger Management, Inc.         N\A
     AZL AIM Basic Value Fund *+                    Allianz Life Advisers, LLC          A I M Capital Management, Inc.
     AZL AIM International Equity Fund *+           Allianz Life Advisers, LLC          A I M Capital Management, Inc.
     AZL Columbia Technology Fund *+                Allianz Life Advisers, LLC          Columbia Management Advisors, LLC
     AZL Davis NY Venture Fund *+                   Allianz Life Advisers, LLC          Davis Selected Advisers, L.P.
     AZL Dreyfus Founders Equity Growth Fund *+     Allianz Life Advisers, LLC          Founders Asset Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *+    Allianz Life Advisers, LLC          The Dreyfus Corporation
     AZL Franklin Small Cap Value Fund *+           Allianz Life Advisers, LLC          Franklin Advisory Services LLC
     AZL Fusion Balanced Fund +                     Allianz Life Advisers, LLC          Allianz Life Advisers, LLC
     AZL Fusion Growth Fund +                       Allianz Life Advisers, LLC          Allianz Life Advisers, LLC
     AZL Fusion Moderate Fund                       Allianz Life Advisers, LLC          Allianz Life Advisers, LLC
     AZL Jennison 20/20 Focus Fund *+               Allianz Life Advisers, LLC          Jennison Associates LLC
     AZL Jennison Growth Fund *+                    Allianz Life Advisers, LLC          Jennison Associates LLC
     AZL Legg Mason Growth Fund *+                  Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL Legg Mason Value Fund *+                   Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL LMP Large Cap Growth Fund *+               Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL LMP Small Cap Growth Fund *+               Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL Money Market Fund *+                       Allianz Life Advisers, LLC          Prudential Investment Management, Inc.
     AZL Neuberger Berman Regency Fund *+           Allianz Life Advisers, LLC          Neuberger Berman Management Inc.
     AZL OCC Opportunity Fund *+                    Allianz Life Advisers, LLC          Oppenheimer Capital, LLC
     AZL OCC Renaissance Fund *+                    Allianz Life Advisers, LLC          Oppenheimer Capital, LLC
     AZL OCC Value Fund *+                          Allianz Life Advisers, LLC          Oppenheimer Capital, LLC
     AZL Oppenheimer Developing Markets Fund *+     Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL Oppenheimer Global Fund *+                 Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL Oppenheimer International Growth Fund *+   Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL Oppenheimer Main Street Fund *+            Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL PIMCO Fundamental IndexPLUS Total Return   Allianz Life Advisers, LLC          Pacific Investment Management Company
     Fund *+

                                       63



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006



1. ORGANIZATION (CONTINUED)

     PORTFOLIO                                      INVESTMENT ADVISER                      SPECIALIST MANAGER \ ADVISER
     ---------                                      ------------------                      ----------------------------
     AZL Van Kampen Aggressive Growth Fund *+       Allianz Life Advisers, LLC              Van Kampen Investment Advisory Corp.
     AZL Van Kampen Comstock Fund *+                Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc.
     AZL Van Kampen Equity and Income Fund *+       Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     AZL Van Kampen Global Franchise Fund *+        Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     AZL Van Kampen Global Real Estate Fund *+      Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     AZL Van Kampen Growth and Income Fund  *+      Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc.
     AZL Van Kampen Mid Cap Growth Fund *+          Allianz Life Advisers, LLC              Van Kampen Investment Advisory Corp.
     AZL Van Kampen Strategic Growth Fund *+        Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     Davis VA Financial Portfolio                   Davis Selected Advisers, LP             N\A
     Davis VA Real Estate Portfolio                 Davis Selected Advisers, LP             N\A
     Davis VA Value Portfolio                       Davis Selected Advisers, LP             N\A
     Dreyfus IP Small Cap Stock Index Portfolio *   The Dreyfus Corporation                 N\A
     Dreyfus Stock Index Fund *                     The Dreyfus Corporation                 N\A
     Franklin Global Communications Securities      Franklin Advisers, Inc.                 N\A
     Fund *
     Franklin Growth and Income Securities Fund *   Franklin Advisers, Inc.                 N\A
     Franklin High Income Fund *                    Franklin Advisers, Inc.                 N\A
     Franklin Income Securities Fund *              Franklin Advisers, Inc.                 N\A
     Franklin Large Cap Growth Securities Fund *    Franklin Advisers, Inc.                 N\A
     Franklin Money Market Fund *                   Franklin Advisers, Inc.                 N\A
     Franklin Real Estate Fund *                    Franklin Advisers, Inc.                 N\A
     Franklin Rising Dividends Securities Fund *    Franklin Advisory Services, LLC         N\A
     Franklin Small Cap Value Securities Fund *     Franklin Advisory Services, LLC         N\A
     Franklin Small-Mid Cap Growth Securities Fund* Franklin Advisers, Inc.                 N\A
     Franklin U.S. Government Fund *                Franklin Advisory Services, LLC         N\A
     Franklin Zero Coupon 2010 Fund                 Franklin Advisers, Inc.                 N\A
     J.P. Morgan International Equity Portfolio     J.P. Morgan Investment Management Inc.  N\A
     J.P. Morgan U.S. Large Cap Core Equity         J.P. Morgan Investment Management Inc.  N\A
     Portfolio
     Jennison 20/20 Focus Portfolio *               Prudential Investments Fund Management, N/A
                                                    LLC
     Mutual Discovery Securities Fund *             Franklin Mutual Advisers, LLC           N\A
     Mutual Shares Securities Fund *                Franklin Mutual Advisers, LLC           N\A
     OpCap Mid Cap Portfolio                        OpCap Advisors, LLC                     N\A
     Oppenheimer Global Securities Fund/VA          OppenheimerFunds, Inc.                  N\A
     Oppenheimer High Income Fund/VA                OppenheimerFunds, Inc.                  N\A
     Oppenheimer Main Street Fund/VA                OppenheimerFunds, Inc.                  N\A
     PIMCO VIT All Asset Portfolio +                Pacific Investment Management Company   N\A
     PIMCO VIT Commodity Portfolio +                Pacific Investment Management Company   N\A
     PIMCO VIT Emerging Markets Bond Portfolio +    Pacific Investment Management Company   N\A
     PIMCO VIT Global Bond Portfolio +              Pacific Investment Management Company   N\A
     PIMCO VIT High Yield Portfolio +               Pacific Investment Management Company   N\A
     PIMCO VIT Real Return Portfolio +              Pacific Investment Management Company   N\A
     PIMCO VIT StocksPLUS Growth and Income         Pacific Investment Management           N\A
     Portfolio +                                    Company
     PIMCO VIT Total Return Portfolio +             Pacific Investment Management Company   N\A
     Seligman Global Technology Portfolio           J & W Seligman & Co. Inc.               N\A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006



1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                   ----------------------------
     Seligman Smaller-Cap Value Portfolio       J & W Seligman & Co. Inc.            N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund          N\A
     Portfolio *                                Management , LLC
     SP William Blair International Growth      William Blair & Company, LLC         N\A
     Portfolio *
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund *        Franklin Advisers, Inc.              N\A
     Templeton Global Asset Allocation Fund *   Templeton Global Advisors Limited    N\A
     Templeton Global Income Securities Fund *  Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Strategic Growth Portfolio* Van Kampen Asset Management, Inc.    N\A

*  Portfolio contains class 2 shares which assess 12b-1 fees.
+ The investment adviser of this fund is an affiliate of Allianz Life of North America and is paid an investment management fee by the fund.

    2.       SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Elite,Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, and Allianz Charter deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners, and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, and Allianz High Five Bonus deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, including the date the investment option was available for each product, as of December 31, 2006 are listed in the following table.

                                                                           ALLIANZ
                                             ALLIANZ            ALLIANZ     HIGH    ALLIANZ           VALUEMARK   ALLIANZ  VALUEMARK
PORTFOLIO                ALLIANZ   ALLIANZ   CHARTER  ALLIANZ    HIGH       FIVE     HIGH    ALLIANZ    II AND    VALUEMARK  INCOME
                         ALTERITY  CHARTER     II    DIMENSION   FIVE       BONUS    FIVE L  REWARDS     III         IV       PLUS
                        ------------------------------------------------------------------------------------------------------------
Davis VA Financial
Portfolio                2/1/2000  1/26/2001 5/1/2003 3/5/2001  10/25/2002 5/3/2004  5/2/2005 5/5/2000  5/1/2002   5/1/2002 5/1/2002
Dreyfus IP Small
Cap Stock
Index Portfolio          5/1/2002  5/1/2002  5/1/2003    N/A    10/25/2002 5/3/2004  5/2/2005 5/1/2002  5/1/2002   5/1/2002 5/1/2002

Dreyfus Stock
Index Fund               5/1/2002  5/1/2002  5/1/2003 5/1/2002  10/25/2002 5/3/2004  5/2/2005 5/1/2002  5/1/2002   5/1/2002 5/1/2002

Franklin Global
Communications
Securities Fund         11/5/2001  1/6/1999  5/1/2003 11/5/2001 10/25/2002 5/3/2004 5/2/2005 11/5/2001 11/24/1989  2/3/1997 7/1/1994

Franklin Growth
and Income
Securities Fund          2/1/2000  1/6/1999  5/1/2003  3/5/2001 10/25/2002 5/3/2004  5/2/2005 5/5/2000  1/24/1989  2/3/1997 7/1/1994

Franklin High
Income Fund             11/5/2001  1/6/1999  5/1/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 1/24/1989  2/3/1997 7/1/1994

Franklin Income
Securities
Fund                    11/5/2001  1/6/1999 10/6/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 1/24/1989  2/3/1997 7/1/1994

Franklin Large
Cap Growth
Securities Fund         11/5/2001  1/6/1999  5/1/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 5/1/1996   2/3/1997 5/1/1996



                                       65



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)
                                                                           ALLIANZ
                                             ALLIANZ            ALLIANZ     HIGH    ALLIANZ           VALUEMARK   ALLIANZ  VALUEMARK
PORTFOLIO                ALLIANZ   ALLIANZ   CHARTER  ALLIANZ    HIGH       FIVE     HIGH    ALLIANZ    II AND    VALUEMARK  INCOME
                         ALTERITY  CHARTER     II    DIMENSION   FIVE       BONUS    FIVE L  REWARDS     III         IV       PLUS
                        ------------------------------------------------------------------------------------------------------------
Franklin U.S.
Government Fund         2/1/2000  1/6/1999 5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2000 3/14/1989  2/3/1997  5/1/2001

Franklin Zero
Coupon Fund - 2010     11/5/2001 11/5/2001 5/1/2003  11/5/2001 10/25/2001  5/3/2004 5/2/2005 11/5/2001 3/14/1989  2/3/1997  5/1/2001

Mutual Discovery
Securities Fund         2/1/2000  1/6/1999 5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/8/1996  2/3/1997 11/8/1996

Mutual Shares
Securities Fund         2/1/2000  1/6/1999 5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/8/1996  2/3/1997 11/8/1996

OpCap Mid Cap
Portfolio               5/1/2006    N/A       N/A      N/A       5/1/2006  5/1/2006 5/1/2006  5/1/2006 5/1/2006   5/1/2006       N/A

PIMCO VIT All
Asset Portfolio         5/3/2004    N/A    5/3/2004    N/A       5/3/2004  5/3/2004 5/2/2005  5/3/2004 5/3/2004   5/3/2004  5/3/2004

PIMCO VIT Commodity
Portfolio               5/2/2005    N/A       N/A      N/A       5/2/2005  5/2/2005 5/2/2005  5/2/2005 5/2/2005   5/2/2005  5/2/2005

PIMCO VIT Emerging
Markets Bond
Portfolio               5/2/2005    N/A       N/A      N/A       5/2/2005  5/2/2005 5/2/2005  5/2/2005 5/2/2005   5/2/2005  5/2/2005

PIMCO VIT Global
Bond Portfolio          5/2/2005    N/A       N/A      N/A       5/2/2005  5/2/2005 5/2/2005  5/2/2005 5/2/2005   5/2/2005  5/2/2005

PIMCO VIT High
Yield Portfolio         2/1/2000 1/26/2001 5/1/2003  3/5/2001  10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/5/2001 11/5/2001 11/5/2001

PIMCO VIT Real
Return Portfolio        5/1/2003    N/A    5/1/2003    N/A       5/1/2003  5/3/2004 5/2/2005  5/1/2003 5/1/2003  5/1/2003  5/1/2003

PIMCO VIT Total
Return Portfolio        2/1/2000 1/26/2001 5/1/2003  3/5/2001  10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/5/2001 11/5/2001 11/5/2001

Templeton Foreign
Securities Fund        11/5/2001 1/6/1999 10/6/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 1/27/1992  2/3/1997  7/1/1994

Templeton Growth
Securities Fund        2/1/2000  1/6/1999 10/6/2003  3/5/2001  10/25/2002  5/3/2004 5/2/2005  5/5/2000 3/15/1994  2/3/1997  7/1/1994

AZL AIM Basic Value
Fund                   5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002 5/1/2002   5/1/2002  5/1/2002

AZL AIM International
Equity Fund            5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002 5/1/2002   5/1/2002  5/1/2002

AZL Columbia
Tecknologies Fund     11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Davis NY Venture
Fund                  11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Dreyfus Founders
Equity Growth Fund    11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Dreyfus Premier
Small Cap Value Fund   5/3/2004    N/A     5/3/2004     N/A      5/3/2004  5/3/2004 5/2/2005  5/3/2004  5/3/2004  5/3/2004  5/3/2004

AZL Franklin Small
Cap Value Fund         5/1/2003    N/A     5/1/2003     N/A      5/1/2003  5/3/2004 5/2/2005  5/1/2003  5/1/2003  5/1/2003  5/1/2003

AZL Fusion Balanced
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Fusion Growth
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Fusion Moderate
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Jennison 20/20
Focus Fund             5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005 5/2/2005  5/2/2005

AZL Jennison Growth
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Legg Mason Growth
Fund                   5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002  5/1/2002 5/1/2002  5/1/2002

AZL Legg Mason Value
Fund                  11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL LMP Large Cap
Growth Fund            5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002  5/1/2002  5/1/2002  5/1/2002

AZL LMP Small Cap
Growth Fund            5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Money Market
Fund                   2/1/2000 11/5/2001  5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Neuberger Berman
Regency Fund           5/1/2006    N/A       N/A        N/A      5/1/2006  5/1/2006 5/1/2006  5/1/2006  5/1/2006  5/1/2006       N/A

AZL OCC Opportunity
Fund                   5/1/2002  5/1/2002  5/1/2003     N/A      5/1/2002  5/1/2004 5/2/2005  5/1/2002  5/1/2002  5/1/2002  5/1/2002

AZL OCC Renaissance
Fund                  11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL OCC Value Fund    11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Oppenheimer
Developing
Markets Fund           5/1/2006    N/A       N/A        N/A      5/1/2006  5/1/2006 5/1/2006  5/1/2006  5/1/2006  5/1/2006       N/A

AZL Oppenheimer
Global Fund            5/3/2004    N/A     5/3/2004     N/A      5/3/2004  5/3/2004 5/2/2005  5/3/2004  5/3/2004  5/3/2004  5/3/2004

AZL Oppenheimer
International
Growth Fund           11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Oppenheimer
Main Street Fund       5/3/2004    N/A     5/3/2004     N/A      5/3/2004  5/3/2004 5/2/2005  5/3/2004  5/3/2004  5/3/2004  5/3/2004

AZL PIMCO
Fundamental
IndexPLUS
Total Return Fund      5/1/2006    N/A       N/A        N/A      5/1/2006  5/1/2006 5/1/2006  5/1/2006  5/1/2006  5/1/2006       N/A

AZL Van Kampen
Aggressive Growth
Fund                   5/1/2001 5/1/2001  5/1/2003    5/1/2001 10/25/2002  5/3/2004 5/2/2005  5/1/2001  5/1/2001  5/1/2001  5/1/2001

AZL Van Kampen
Comstock Fund          5/1/2001 5/1/2001  5/1/2003    5/1/2001 10/25/2002  5/3/2004 5/2/2005  5/1/2001  5/1/2001  5/1/2001  5/1/2001



                                       66



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)
                                                                           ALLIANZ
                                             ALLIANZ            ALLIANZ     HIGH    ALLIANZ           VALUEMARK   ALLIANZ  VALUEMARK
PORTFOLIO                ALLIANZ   ALLIANZ   CHARTER  ALLIANZ    HIGH       FIVE     HIGH    ALLIANZ    II AND    VALUEMARK  INCOME
                         ALTERITY  CHARTER     II    DIMENSION   FIVE       BONUS    FIVE L  REWARDS     III         IV       PLUS
                        ------------------------------------------------------------------------------------------------------------
AZL Van Kampen
Equity and Income
Fund                     5/3/2004    N/A    5/3/2004    N/A     5/3/2004   5/3/2004 5/2/2005 5/3/2004  5/3/2004   5/3/2004  5/3/2004

AZL Van Kampen
Global Franchise
Fund                     5/1/2003    N/A    5/1/2003    N/A     5/1/2003   5/3/2004 5/2/2005 5/1/2003  5/1/2003   5/1/2003  5/1/2003

AZL Van Kampen
Global Real Estate
Fund                     5/1/2006    N/A       N/A      N/A     5/1/2006   5/1/2006 5/1/2006 5/1/2006  5/1/2006   5/1/2006     N/A

AZL Van Kampen
Growth and Income
Fund                     5/1/2001  5/1/2001 5/1/2003 5/1/2001 10/25/2002   5/3/2004 5/2/2005 5/1/2001  5/1/2001   5/1/2001  5/1/2001

AZL Van Kampen
Mid Cap Growth Fund      5/1/2001  5/1/2001 5/1/2003 5/1/2001 10/25/2002   5/3/2004 5/2/2005 5/1/2001  5/1/2001   5/1/2001  5/1/2001

AZL Van Kampen
Strategic Growth
Fund                     5/1/2001  5/1/2001 5/1/2003 5/1/2001 10/25/2002   5/3/2004 5/2/2005 5/1/2001  5/1/2001   5/1/2001  5/1/2001



PORTFOLIO                                                            ELITE
                                                                   ---------
Davis VA Financial Portfolio                                       9/25/2006
Dreyfus IP Small Cap Stock Index                                   9/25/2006
Portfolio Dreyfus Stock Index Fund                                 9/25/2006
Franklin Global Communications                                     9/25/2006
Securities Fund Franklin Growth and Income                         9/25/2006
Securities Fund Franklin High Income Fund                          9/25/2006
Franklin Income Securities Fund                                    9/25/2006
Franklin Large Cap Growth                                          9/25/2006
Securities Fund Franklin U.S. Government Fund                      9/25/2006
Franklin Zero Coupon Fund - 2010                                   9/25/2006
Mutual Discovery Securities Fund                                   9/25/2006
Mutual Shares Securities Fund                                      9/25/2006
OpCap Mid Cap Portfolio                                            9/25/2006
PIMCO VIT All Asset Portfolio                                      9/25/2006
PIMCO VIT Commodity Portfolio                                      9/25/2006
PIMCO VIT Emerging Markets Bond Portfolio                          9/25/2006
PIMCO VIT Global Bond Portfolio                                    9/25/2006
PIMCO VIT High Yield Portfolio                                     9/25/2006
PIMCO VIT Real Return Portfolio                                    9/25/2006
PIMCO VIT Total Return Portfolio                                   9/25/2006
Templeton Foreign Securities Fund                                  9/25/2006
Templeton Growth Securities Fund                                   9/25/2006
AZL AIM Basic Value Fund                                           9/25/2006
AZL AIM International Equity Fund                                  9/25/2006
AZL Columbia Tecknologies Fund                                     9/25/2006
AZL Davis NY Venture Fund                                          9/25/2006
AZL Dreyfus Founders Equity Growth Fund                            9/25/2006
AZL Dreyfus Premier Small Cap Value Fund                           9/25/2006
AZL Franklin Small Cap Value Fund                                  9/25/2006

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)


PORTFOLIO                                                            ELITE
                                                                   ---------
AZL Fusion Balanced Fund                                           9/25/2006
AZL Fusion Growth Fund                                             9/25/2006
AZL Fusion Moderate Fund                                           9/25/2006
AZL Jennison 20/20 Focus Fund                                      9/25/2006
AZL Jennison Growth Fund                                           9/25/2006
AZL Legg Mason Growth Fund                                         9/25/2006
AZL Legg Mason Value Fund                                          9/25/2006
AZL LMP Large Cap Growth Fund                                      9/25/2006
AZL LMP Small Cap Growth Fund                                      9/25/2006
AZL Money Market Fund                                              9/25/2006
AZL Neuberger Berman Regency Fund                                  9/25/2006
AZL OCC Opportunity Fund                                           9/25/2006
AZL OCC Renaissance Fund                                           9/25/2006
AZL OCC Value Fund                                                 9/25/2006
AZL Oppenheimer Developing Markets Fund                            9/25/2006
AZL Oppenheimer Global Fund                                        9/25/2006
AZL Oppenheimer International Growth Fund                          9/25/2006
AZL Oppenheimer Main Street Fund                                   9/25/2006
AZL PIMCO Fundamental IndexPLUS Total Return Fund                  9/25/2006
AZL Van Kampen Aggressive Growth Fund                              9/25/2006
AZL Van Kampen Comstock Fund                                       9/25/2006
AZL Van Kampen Emerging Growth Fund                                9/25/2006
AZL Van Kampen Equity and Income Fund                              9/25/2006
AZL Van Kampen Global Franchise Fund                               9/25/2006
AZL Van Kampen Global Real Estate Fund                             9/25/2006
AZL Van Kampen Growth and Income Fund                              9/25/2006
AZL Van Kampen Mid Cap Growth Fund                                 9/25/2006

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006



2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

During the years ended December 31, 2006 and 2005, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
----------------------                                  --------------------                          --------------
USAZ Franklin Small Cap Value Fund                      USAZ PIMCO NFJ Small Cap Value Fund           April 4, 2005
USAZ Legg Mason Growth Fund                             USAZ AIM Dent Demographic Trends Fund         April 4, 2005
USAZ Salomon Brothers Large Cap Growth Fund             USAZ AIM Blue Chip Fund                       April 4, 2005
Franklin Small-Mid Cap Growth Securities Fund           Franklin Small Cap Fund                       April 29, 2005
USAZ Dreyfus Founders Equity Growth Fund                USAZ Dreyfus Founders Growth and Income Fund  April 29, 2005
USAZ PEA Renaissance Fund                               USAZ PIMCO PEA Renaissance Fund               April 29, 2005
USAZ PEA Value Fund                                     USAZ PIMCO PEA Value Fund                     April 29, 2005
USAZ Van Kampen Mid Cap Growth Fund                     USAZ Van Kampen Growth Fund                   April 29, 2005
USAZ OCC Renaissance Fund                               USAZ PEA Renaissance Fund                     September 23, 2005
USAZ OCC Value Fund                                     USAZ PEA Value Fund                           September 23, 2005
AZL AIM Basic Value Fund                                USAZ AIM Basic Value Fund                     May 1, 2006
AZL AIM International Equity Fund                       USAZ AIM International Equity Fund            May 1, 2006
AZL Davis NY Venture Fund                               USAZ Davis NY Venture Fund                    May 1, 2006
AZL Dreyfus Founders Equity Growth Fund                 USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
AZL Dreyfus Premier Small Cap Value Fund                USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
AZL Franklin Small Cap Value Fund                       USAZ Franklin Small Cap Value Fund            May 1, 2006
AZL Fusion Balanced Fund                                USAZ Fusion Balanced Fund                     May 1, 2006
AZL Fusion Growth Fund                                  USAZ Fusion Growth Fund                       May 1, 2006
AZL Fusion Moderate Fund                                USAZ Fusion Moderate Fund                     May 1, 2006
AZL Jennison 20/20 Focus Fund                           USAZ Jennison 20/20 Focus Fund                May 1, 2006
AZL Jennison Growth Fund                                USAZ Jennison Growth Fund                     May 1, 2006
AZL Legg Mason Growth Fund                              USAZ Legg Mason Growth Fund                   May 1, 2006
AZL Legg Mason Value Fund                               USAZ Legg Mason Value Fund                    May 1, 2006
AZL Money Market Fund                                   USAZ Money Market Fund                        May 1, 2006
AZL OCC Renaissance Fund                                USAZ OCC Renaissance Fund                     May 1, 2006
AZL OCC Value Fund                                      USAZ OCC Value Fund                           May 1, 2006
AZL Oppenheimer Emerging Growth Fund                    USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
AZL Oppenheimer Emerging Technologies Fund              USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
AZL Oppenheimer Global Fund                             USAZ Oppenheimer Global Fund                  May 1, 2006
AZL Oppenheimer International Growth Fund               USAZ Oppenheimer International Growth Fund    May 1, 2006
AZL Oppenheimer Main Street Fund                        USAZ Oppenheimer Main Street Fund             May 1, 2006
AZL Salomon Brothers Large Cap Growth Fund              USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
AZL Salomon Brothers Small Cap Growth Fund              USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
AZL Van Kampen Aggressive Growth Fund                   USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
AZL Van Kampen Comstock Fund                            USAZ Van Kampen Comstock Fund                 May 1, 2006
AZL Van Kampen Emerging Growth Fund                     USAZ Van Kampen Emerging Growth Fund          May 1, 2006
AZL Van Kampen Equity and Income Fund                   USAZ Van Kampen Equity and Income Fund        May 1, 2006
AZL Van Kampen Global Franchise Fund                    USAZ Van Kampen Global Franchise Fund         May 1, 2006




                                       69



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

AZL Van Kampen Growth and Income Fund                   USAZ Van Kampen Growth and Income Fund        May 1, 2006
AZL Van Kampen Mid Cap Growth Fund                      USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
AZL Columbia Technology Fund                            AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
AZL OCC Opportunity Fund                                AZL Oppenheimer Emerging Growth Fund          August 28, 2006
AZL LMP Large Cap Growth Fund *                         AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
AZL LMP Small Cap Growth Fund *                         AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
AZL Van Kampen Strategic Growth Fund                    AZL Van Kampen Emerging Growth Fund           November 5, 2006



During the years ended December 31, 2006 and 2005, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
---------                                               -----------
Franklin Small Cap Value Securities Fund                May 2, 2005
Franklin Real Estate Fund                               May 1, 2006
Franklin Rising Dividends Securites Fund                May 1, 2006
Franklin Small-Mid Cap Growth Securities Fund           May 1, 2006
Templeton Developing Markets Securities Fund            May 1, 2006

During the years ended December 31, 2006 and 2005, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                             DATE MERGED
----------------                                        -------------------                             -----------
Franklin Zero Coupon Fund 2005                          USAZ Money Market Fund                          December 16, 2005
AIM V.I. Premier Equity Fund                            AIM V.I. Core Equity Fund                       May 1, 2006
AIM V.I. Growth Fund                                    AIM V.I. Capital Appreciation Fund              May 1, 2006


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.


PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards and Allianz High Five Bonus products at the time of deposit. The bonus paid is based on the following schedule.


                                         ALLIANZ REWARDS     ALLIANZ HIGH
                                                              FIVE BONUS

     NET DEPOSIT                           BONUS PAID         BONUS PAID
     -----------                           ----------         ----------
     $15,000 to 24,999                         4%                 3%
     $25,000 to 99,999                         5%                 4%
     $100,000 to 999,999                       6%                 5%
     $1,000,000 to 4,999,999                   7%                 6%
     $5,000,000 or more                        8%                 7%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                                      ALLIANZ REWARDS   ALLIANZ HIGH FIVE
                                      BONUS

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED      AMOUNT VESTED
     ------------------------          -------------      -------------
     0 to 12                                0%                  0%
     13 to 24                               35%                35%
     25 to 36                               70%                70%
     37+                                   100%                100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
--------                                                                   -----------                 ------
Allianz Alterity Enhanced - Option 1                                          1.75%                     0.15%
Allianz Alterity Enhanced - Option 3                                          1.65%                     0.15%
Allianz Alterity Enhanced - Option 4                                          1.80%                     0.15%
Allianz Alterity Enhanced - Option 5                                          2.25%                     0.15%
Allianz Alterity Optional - Option 1                                          1.55%                     0.15%
Allianz Alterity Optional - Option 2                                          1.75%                     0.15%
Allianz Alterity Optional - Option 3                                          1.65%                     0.15%
Allianz Alterity Optional - Option 4                                          1.85%                     0.15%
Allianz Alterity Optional - Option 5                                          2.30%                     0.15%
Allianz Alterity Traditional - Option 1                                       1.25%                     0.15%
Allianz Alterity Traditional - Option 2                                       1.45%                     0.15%
Allianz Alterity Traditional - Option 3                                       1.35%                     0.15%
Allianz Alterity Traditional - Option 4                                       1.55%                     0.15%
Allianz Alterity Traditional - Option 5                                       2.05%                     0.15%
Allianz Charter - Traditional                                                 1.00%                     0.15%
Allianz Charter - Enhanced                                                    1.20%                     0.15%
Allianz Charter II - Option 1                                                 1.75%                     0.00%
Allianz Charter II - Option 2                                                 2.05%                     0.00%
Allianz Charter II - Option 3                                                 2.05%                     0.00%
Allianz Charter II - Option 4                                                 1.95%                     0.00%
Allianz Charter II - Option 5                                                 2.20%                     0.00%
Allianz Charter II - Option 6                                                 2.25%                     0.00%
Allianz Charter II - Option 7                                                 2.45%                     0.00%
Allianz Charter II - Option 8                                                 2.65%                     0.00%
Allianz Charter II - Option 9                                                 2.70%                     0.00%
Allianz Dimensions - Option 1                                                 1.50%                     0.00%
Allianz Dimensions - Option 2                                                 1.70%                     0.00%
Allianz Dimensions - Option 3                                                 1.80%                     0.00%
Allianz Dimensions - Option 4                                                 2.00%                     0.00%
Allianz Dimensions - Option 5                                                 1.70%                     0.00%
Allianz Dimensions - Option 6                                                 1.90%                     0.00%
Allianz Elite Traditional - Option 1                                          1.00%                     0.15%
Allianz Elite Traditional - Option 2                                          1.05%                     0.15%
Allianz Elite Traditional - Option 3                                          1.10%                     0.15%
Allianz Elite Traditional - Option 4                                          1.15%                     0.15%
Allianz Elite Traditional - Option 5                                          1.35%                     0.15%
Allianz Elite Traditional - Option 6                                          1.40%                     0.15%
Allianz Elite Traditional - Option 7                                          1.45%                     0.15%




                                       71



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     EXPENSES (CONTINUED)

Allianz Elite Traditional -Option 8                                           1.50%                     0.15%
Allianz Elite Traditional - Option 9                                          1.70%                     0.15%
Allianz Elite Traditional - Option 10                                         1.75%                     0.15%
Allianz Elite Traditional - Option 11                                         1.80%                     0.15%
Allianz Elite Traditional - Option 12                                         1.85%                     0.15%
Allianz Elite Traditional - Option 13                                         2.05%                     0.15%
Allianz Elite Traditional - Option 14                                         2.10%                     0.15%
Allianz Elite Traditional - Option 15                                         2.15%                     0.15%
Allianz Elite Traditional - Option 16                                         2.20%                     0.15%
Allianz Elite Enhanced - Option 1                                             1.30%                     0.15%
Allianz Elite Enhanced - Option 2                                             1.35%                     0.15%
Allianz Elite Enhanced - Option 3                                             1.40%                     0.15%
Allianz Elite Enhanced - Option 4                                             1.45%                     0.15%
Allianz Elite Enhanced - Option 5                                             1.65%                     0.15%
Allianz Elite Enhanced - Option 6                                             1.70%                     0.15%
Allianz Elite Enhanced - Option 7                                             1.75%                     0.15%
Allianz Elite Enhanced - Option 8                                             1.80%                     0.15%
Allianz Elite Enhanced - Option 9                                             1.90%                     0.15%
Allianz Elite Enhanced - Option 10                                            1.95%                     0.15%
Allianz Elite Enhanced - Option 11                                            2.00%                     0.15%
Allianz Elite Enhanced - Option 12                                            2.05%                     0.15%
Allianz Elite Enhanced - Option 13                                            2.25%                     0.15%
Allianz Elite Enhanced - Option 14                                            2.30%                     0.15%
Allianz Elite Enhanced - Option 15                                            2.35%                     0.15%
Allianz Elite Enhanced - Option 16                                            2.40%                     0.15%
Allianz High Five - Traditional                                               1.40%                     0.00%
Allianz High Five - Enhanced                                                  1.60%                     0.00%
Allianz High Five Bonus - Traditional                                         1.55%                     0.15%
Allianz High Five Bonus - Enhanced                                            1.75%                     0.15%
Allianz High Five L - Option 1                                                1.65%                     0.00%
Allianz High Five L - Option 2                                                1.75%                     0.00%
Allianz High Five L - Option 3                                                1.85%                     0.00%
Allianz High Five L - Option 4                                                1.95%                     0.00%
Allianz Rewards Enhanced - Option 1                                           1.70%                     0.15%
Allianz Rewards Enhanced - Option 2                                           1.80%                     0.15%
Allianz Rewards Enhanced - Option 3                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 4                                           1.85%                     0.15%
Allianz Rewards Enhanced - Option 5                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 6                                           2.45%                     0.15%
Allianz Rewards Enhanced - Option 7                                           1.90%                     0.15%
Allianz Rewards Enhanced - Option 8                                           2.40%                     0.15%
Allianz Rewards Traditional - Option 1                                        1.50%                     0.15%
Allianz Rewards Traditional - Option 2                                        1.80%                     0.15%
Allianz Rewards Traditional - Option 4                                        1.55%                     0.15%
Allianz Rewards Traditional - Option 5                                        1.75%                     0.15%
Allianz Rewards Traditional - Option 6                                        2.25%                     0.15%
Allianz Rewards Traditional - Option 7                                        1.70%                     0.15%
Allianz Rewards Traditional - Option 8                                        2.20%                     0.15%
Allianz Valuemark II                                                          1.25%                     0.15%
Allianz Valuemark III                                                         1.25%                     0.15%
Allianz Valuemark Income Plus                                                 1.25%                     0.15%
Allianz Valuemark IV - Option 1                                               1.34%                     0.15%
Allianz Valuemark IV - Option 2                                               1.64%                     0.15%
Allianz Valuemark IV - Option 3                                               1.44%                     0.15%
Allianz Valuemark IV - Option 4                                               1.74%                     0.15%
Allianz Valuemark IV - Option 5                                               1.60%                     0.15%
Allianz Valuemark IV - Option 6                                               1.90%                     0.15%




                                       72



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Allianz Valuemark IV - Option 7                                               1.90%                     0.15%
Allianz Valuemark IV - Option 8                                               1.75%                     0.15%
Allianz Valuemark IV - Option 9                                               2.00%                     0.15%
Allianz Valuemark IV - Option 10                                              2.05%                     0.15%


The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

Allianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)


                                                   Charges for   Charges for   Charges for   Charges for   Charges for
                                                    Contract       Contract      Contract      Contract      Contract
(INCLUDES 0.15% OF ADMINISTRATION CHARGE)             with           with          with          with          with
                                                   Traditional     Enhanced      No GMIB     Traditional     Enhanced
                                                      GMIB           GMIB                        GMIB          GMIB
------------------------------------------------- -------------- ------------- ------------- ------------- -------------

Traditional Guaranteed Minimum Death Benefit          1.40%         1.70%         1.50%         1.70%         2.20%
                                                  (Traditional   (Optional -   (Traditional  (Traditional  (Traditional
                                                   - Option 1)    Option 1)    - Option 3)   - Option 4)   - Option 5)


Earnings  Protection  Guaranteed  Minimum  Death      1.60%         1.90%         1.80%         2.00%         2.45%
Benefit                                           (Traditional   (Optional -   (Optional -   (Optional -   (Optional -
                                                   -Option 2)     Option 2)     Option 3)     Option 4)     Option 5)

Enhanced Guaranteed Minimum Death Benefit             1.70%          1.90%         1.80%         1.95%         2.40%
                                                   (Optional -     (Enhanced     (Enhanced     (Enhanced     (Enhanced
                                                    Option 1)    - Option 1)   - Option 3)   - Option 4)   - Option 5)


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The Rewards contract was launched in May of 2000 (Original Contract). Allianz Rewards automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. The Original Contract also offered an optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge where the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The September 2002 Contract replaced the Original Contract and offered an optional Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) and a new Enhanced GMDB each for an additional cost. The Enhanced GMIB provided guaranteed minimum annuity payments during the annuity phase. Enhanced GMIB payments are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%. Under the new Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%.

The May 2003 Contract replaced the September 2002 Contract and offered a choice of the Traditional PRIME Benefit or Enhanced PRIME Benefit which replaced the Enhanced GMIB. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a GMIB. May 2003 Contracts also offered another new version of the Enhanced GMDB where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. In May 2003 owners of Original Contracts were also allowed to add the Traditional or Enhanced PRIME Benefit to their contract for an additional fee.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The May 2006 Contract replaced the May 2003 Contract and offered the PRIME Plus Benefit which is the only optional benefit that can be selected after the contract is issued. All of the PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.


                                                Charges (INCLUDES A 0.15% ADMINISTRATIVE CHARGE)

                                                                                        May 2003
                                   Original     Original                   September     and May      May 2003    May 2003 Contracts
                       Original    Contracts    Contracts    September     2002           2006        Contracts    with the Enhanced
                       Contracts   with the     with the     2002          Contracts    Contracts     with the     PRIME Benefit and
                       without     Traditional   Enhanced    Contracts     with the     without a     Traditional May 2006 Contracts
                       a PRIME     PRIME        PRIME        without a     Enhanced       PRIME         PRIME        with the PRIME
                       Benefit     Benefit      Benefit        GMIB         GMIB          Benefit      Benefit        Plus Benefit

  Traditional GMDB       1.65%      1.85%        2.35%        1.65%          1.95%          1.70%        1.90%            2.40%
                   (Traditional- (Traditional- (Traditional- (Traditional- (Traditional- (Traditional- (Traditional- (Traditional-
                      Option 1)   Option 7)     Option 8)     Option 1)     Option 2)     Option 4)      Option 5)      Option 6)

  Enhanced GMDB          1.85%        2.05%      2.55%        1.95%         2.15%          2.00%        2.15%            2.60%
                     (Enhanced-    (Enhanced-  (Enhanced-   (Enhanced-     (Enhanced-    (Enhanced-    (Enhanced-    (Enhanced-
                      Option 1)     Option 7)   Option 8)    Option 2)      Option 3)     Option 4)     Option 5)     Option 6)

*Enhanced GMDB (pre 9/27/02)

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
Traditional GMDB                       1.15%

 Enhanced GMDB                         1.35%


The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit or Enhanced PRIME Benefit. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                                       Charges

                               Contracts
                               without a
                                 PRIME          Contracts with the         Contracts with the
                                Benefit       Traditional PRIME Benefit    Enhanced PRIME Benefit
Traditional GMDB                  1.75%                1.95%                    2.45%
                               (Option 1)           (Option 4)               (Option 7)
 Enhanced GMDB                    2.05%                2.20%                    2.65%
                               (Option 2)           (Option 5)               (Option 8)
 Earnings Protection GMDB         2.05%                2.25%                    2.70%
                               (Option 3)           (Option 6)               (Option 9)

The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals.

Allianz Custom Income also automatically provides the Total Income Package (TIP) unless you elect otherwise at Contract issue. The TIP includes the Increasing Withdrawal Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB provides income in the form of partial withdrawals, and the maximum amount that you can withdraw can increase each year. The IWB provides a flexible payment stream, but payments are not guaranteed for life. The WPB provides either single or joint lifetime income in the form of partial withdrawals, and provides continued access to Contract Value that is available for withdrawals, annuitization, and payment of a death benefit. WPB Payments also have the potential to increase each year. The LIB provides lifetime income in the form of variable annuity payments that are guaranteed never to be less than the initial payment and LIB Payments also have the potential to increase each year. The LIB also has a liquidation feature that allows withdrawals or payment of a death benefit for a limited period of time.

                                                   Charges
Contracts with the TIP                              2.20%

Contracts without the TIP                           1.45%


Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Dimensions contract also offered Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit) or the Guaranteed Performance Accumulator Benefit (GPA Benefit). The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals at the 20th Contract Anniversary.

The Dimensions contract also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the M&E and administrative charges) in one year, the owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the owner will pay an additional 2% to 3% GVP charge.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                              Return of
                              Principal       Double Principal       Earnings
                                GMDB              GMDB           Protection GMDB
  GPP Benefit  or no GVP   1.50% (Option 1)   1.80% (Option 3)  1.70% (Option 5)

  GPA Benefit              1.70% (Option 2)   2.00% (Option 4)  1.90% (Option 6)


The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite features a decreasing M&E charge. The M&E charge will decrease 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offers the optional Short Withdrawal Charge Option that reduces the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carries an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offers the optional PRIME Plus Benefit which carries an additional M&E charge of 0.70% for contracts with the Traditional GMDB and an additional M&E charge of the 0.60% for contracts with the Enhanced GMDB. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit
(GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Plus Benefit provides a guarantee on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.


                                     Charges
                                                                                             Contracts with
                                                                                            Short Withdrawal
                       Contracts with        Contracts with the                             Charge Option and
                         no optional          Short Withdrawal       Contracts with the      the PRIME Plus
                          benefits              Charge Option        PRIME Plus Benefit*        Benefit*
Traditional GMDB          1.15%              1.50% decreasing to      1.85% decreasing      2.20% decreasing
                        decreasing to        1.00% by the 7th         to 1.70% by the       to 1.70% by the
                        1.00% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary

 Enhanced GMDB              1.45%           1.80% decreasing to      2.05% decreasing      2.40% decreasing
                        decreasing to        1.30% by the 7th         to 1.90% by the       to 1.90% by the
                        1.30% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary


     *Assumes the PRIME Plus Benefit is selected at contract issue.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.        SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz High 5 can be summarized as follows:

Allianz High 5 automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 also automatically provides Living Guarantees unless you elect otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit
(GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

                                      Charges
Traditional GMDB                       1.40%

 Enhanced GMDB                         1.60%



The M&E charge and administrative charge for Allianz High 5 Bonus can be summarized as follows:

Allianz High 5 Bonus automatically provides a bonus of 3% to 7% on each Purchase Payment received before age 81. The bonus is subject to a three year vesting schedule. The High 5 Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit
(GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE CHARGE)

Traditional GMDB                       1.70%

Enhanced GMDB                          1.90%



The M&E charge for Allianz High 5 L can be summarized as follows:

Allianz High 5 L automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 L also offers optional Living Guarantees. The Living Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There are no additional fees or charges if you select the Living Guarantees with the GPV Benefit, however, there is an additional charge for selecting the GAV Benefit. In addition, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the Purchase Payments received within 90 days of Contract issue. The GPV is recalculated on each Contract Anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent Contract Anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

                                                    Charges
                                               Traditional GMDB    Enhanced GMDB
No Living Guarantees or Living Guarantees        1.65%                 1.85%
with the GPV Benefit
Living Guarantees with the GAV Benefit           1.75%                 1.95%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE CHARGE)
Valuemark II                           1.40%

Valuemark III                          1.40%



The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV contract was launched in February of 1997 (Original Contract). For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement) the death benefit was the Contract Value. Before July 1999 Original Contracts with an EDB Endorsement included Death Benefit Option 1(DB Option 1) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. Beginning in July 1999 the owner could instead select Death Benefit Option 2 (DB Option 2) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001 the owner could select for an additional charge Death Benefit Option 3 (DB Option 3) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales will be discontinued in May 2007. The May 2003 Contract replaced the Original Contract. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                  Charges (INCLUDES A 0.15% ADMINISTRATIVE CHARGE
                                                               May 2003     May 2003
                                Original                      Contracts     Contracts
                               Contracts        Original     without the    with the
                               without a        Contracts    Traditional    Traditional
                                  GMIB         with a GMIB       GMIB          GMIB
Without the EDB                  1.49%            1.79%           -             -
Endorsement, or with DB
Option 1 or DB Option 2

DB Option 3                      1.59%            1.89%           -             -

Traditional GMDB                    -              -            1.75%          1.90%

Enhanced GMDB                       -              -            2.05%          2.15%

Earnings Protection GMDB            -              -            2.05%          2.20%



The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE CHARGE)
Valuemark Income Plus                  1.40%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2006 and 2005 were $4,303,000 and $3,595,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III and Allianz Valuemark IV deferred annuity contracts. Allianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                        Contingent Deferred Sales Charge

                                                                 Allianz
Years                 Allianz                                      High        Allianz            Allianz    Allianz     Allianz
Since       Allianz   Charter    Allianz     Allianz   Allianz     Five        High     Allianz  Valuemark  Valuemark   Valuemark
Payment     Alterity    II      Dimensions   Elite   High Five     Bonus       Five L   Rewards     II         III         IV
----------- -------- ---------- ----------- -------- ----------- ---------- ---------- --------- ---------- ----------- ----------

   0-1        7%        8%          8%       8.5%        8%        8.5%        8%        8.5%       5%          6%         6%
   1-2        6%        7%          7%       8.5%        8%        8.5%        7%        8.5%       5%          5%         6%
   2-3        5%        0%          7%       7.5%        7%        8.5%        5%        8.5%       4%          4%         6%
   3-4        4%        0%          6%       6.5%        6%        8.5%        0%        8.5%       3%          3%         5%
   4-5        3%        0%          5%        5%         5%         8%         0%         8%       1.5%        1.5%        4%
   5-6        2%        0%          4%        4%         4%         7%         0%         7%        0%          0%         3%
   6-7        0%        0%          3%        3%         3%         6%         0%         6%        0%          0%         2%
   7-8        0%        0%          0%        0%         0%         5%         0%         5%        0%          0%         0%
   8-9        0%        0%          0%        0%         0%         4%         0%         4%        0%          0%         0%
   9-10       0%        0%          0%        0%         0%         3%         0%         3%        0%          0%         0%
   10 +       0%        0%          0%        0%         0%         0%         0%         0%        0%          0%         0%


Total contingent deferred sales charges paid by the contract owners during the the years ended December 31, 2006 and 2005 were $23,383,698 and $13,602,547, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Dimensions, Allianz High Five, Allianz Rewards, Allianz Charter II, Allianz High Five Bonus and Allianz High Five L deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Allianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2006 and 2005 were $5,375 and $8,050, respectively. Net transfers to/from the Fixed Accounts during the years ended December 31, 2006 and 2005 were $(367,573,000) and $50,021,000, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2006 and 2005.



                                                           Capitalization       Date of
PORTFOLIO                                                       AMOUNT        CAPITALIZATION
---------                                                       ------        --------------
USAZ Fusion Balanced Fund                                          $67,000       5/2/2005
USAZ Fusion Growth Fund                                             67,000       5/2/2005
USAZ Fusion Moderate Fund                                           67,000       5/2/2005
USAZ Jennison 20/20 Focus Fund                                   6,000,000       5/2/2005
USAZ Jennison Growth Fund                                        3,000,000       5/2/2005
USAZ Salomon Brothers Small Cap Growth Fund                      5,000,000       5/2/2005
AZL Neuberger Berman Regency Fund                                5,000,000       5/1/2006
AZL Oppenheimer Developing Markets Fund                         10,000,000       5/1/2006
AZL PIMCO Fundamental IndexPLUS Total Return Fund                5,000,000       5/1/2006
AZL Van Kampen Global Real Estate Fund                          10,000,000       5/1/2006


Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the year ended December 31, 2006 and 2005.


                                                          Seed        Realized       Remaining
                                                         Capital    Gain\Loss on   Seed Capital
                                                       Recaptured     Recapture
                                                       ------------------------------------------
PORTFOLIO

USAZ Fusion Balanced Fund                                  $67,000               -             -
USAZ Fusion Growth Fund                                     67,000               -             -
USAZ Fusion Moderate Fund                                   67,000               -             -
USAZ Jennison 20/20 Focus Fund                           6,000,000         326,555             -
USAZ Jennison Growth Fund                                3,000,000         250,619             -
USAZ Salomon Brothers Small Cap Growth Fund              5,000,000         516,891             -
AZL Neuberger Berman Regency Fund                        5,000,000        (399,601)            -
AZL Oppenheimer Developing Markets Fund                 10,000,000      (1,218,200)            -
AZL PIMCO Fundamental IndexPLUS Total Return Fund        1,238,784         104,367     3,761,216
AZL Van Kampen Global Real Estate Fund                  10,000,000        (140,132)            -
                                                       ------------------------------------------
                          Total                         40,439,784       (559,501)    3,761,216
                                                       ------------------------------------------


3.   FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                                       COST OF         PROCEEDS FROM
                                                                                       PURCHASES            SALES
                                                                              -------------------------------------
     AIM V.I. Capital Appreciation Fund                                                   8,827             12,124
     AIM V.I. Core Equity Fund                                                            7,267              8,956
     AIM V.I. International Growth Fund                                                      55                530
     Alger American Growth Portfolio                                                         12              2,002
     Alger American Leveraged AllCap Portfolio                                               12                733
     Alger American MidCap Growth Portfolio                                               1,490              2,784
     Alger American Small Capitalization Portfolio                                            -                284
     AZL AIM Basic Value Fund                                                            25,898             36,268
     AZL AIM International Equity Fund                                                  127,851             59,757
     AZL Columbia Technology Fund                                                        23,237             22,557
     AZL Davis NY Venture Fund                                                          125,833             56,130
     AZL Dreyfus Founders Equity Growth Fund                                             45,352             20,268
     AZL Dreyfus Premier Small Cap Value Fund                                            30,849             19,408
     AZL Franklin Small Cap Value Fund                                                  143,463             67,284
     AZL Fusion Balanced Fund                                                           231,150             95,217
     AZL Fusion Growth Fund                                                             613,348            138,974
     AZL Fusion Moderate Fund                                                           385,788             96,190
     AZL Jennison 20/20 Focus Fund                                                      120,599             58,405
     AZL Jennison Growth Fund                                                            43,172             31,464
     AZL Legg Mason Growth Fund                                                          52,324             34,114
     AZL Legg Mason Value Fund                                                           61,321             55,989
     AZL LMP Large Cap Growth Fund                                                       28,470             37,690
     AZL LMP Small Cap Growth Fund                                                       33,051             20,836
     AZL Money Market Fund                                                              630,498            558,146
     AZL Neuberger Berman Regency Fund                                                   23,906              6,119
     AZL OCC Opportunity Fund                                                            65,012             51,528
     AZL OCC Renaissance Fund                                                            60,150            105,271
     AZL OCC Value Fund                                                                  58,119             58,857
     AZL Oppenheimer Developing Markets Fund                                             60,636             18,839
     AZL Oppenheimer Global Fund                                                         82,314             39,679
     AZL Oppenheimer International Growth Fund                                          106,918             45,667
     AZL Oppenheimer Main Street Fund                                                    36,936             19,878
     AZL PIMCO Fundamental IndexPLUS Total Return Fund                                    4,998                392
     AZL Van Kampen Aggressive Growth Fund                                               36,117             36,539
     AZL Van Kampen Comstock Fund                                                       112,133             94,607
     AZL Van Kampen Equity and Income Fund                                               74,601             30,123
     AZL Van Kampen Global Franchise Fund                                               147,487             62,150
     AZL Van Kampen Global Real Estate Fund                                              61,633              6,043
     AZL Van Kampen Growth and Income Fund                                               92,492             66,003
     AZL Van Kampen Mid Cap Growth Fund                                                 117,471             83,036
     AZL Van Kampen Strategic Growth Fund                                                33,671             43,219
     Davis VA Financial Portfolio                                                        36,520             27,593
     Davis VA Real Estate Portfolio                                                         317                838
     Davis VA Value Portfolio                                                             9,530             35,857
     Dreyfus IP Small Cap Stock Index Portfolio                                          80,372             74,374
     Dreyfus Stock Index Fund                                                            68,187             90,704
     Franklin Global Communications Securities Fund                                      60,721             53,311
     Franklin Growth and Income Securities Fund                                          78,119            110,591



                                       83



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                                       COST OF         PROCEEDS FROM
                                                                                      PURCHASES             SALES
                                                                              -------------------------------------
     Franklin High Income Fund                                                           80,677             71,910
     Franklin Income Securities Fund                                                    331,908            139,972
     Franklin Large Cap Growth Securities Fund                                           37,669             78,382
     Franklin Money Market Fund                                                             691              8,473
     Franklin Real Estate Fund                                                          100,804            136,148
     Franklin Rising Dividends Securities Fund                                           69,005            147,724
     Franklin Small Cap Value Securities Fund                                            19,834             53,763
     Franklin Small-Mid Cap Growth Fund                                                  27,239             77,175
     Franklin U.S. Government Fund                                                       78,900            114,772
     Franklin Zero Coupon Fund 2010                                                      20,086             27,067
     J.P. Morgan International Equity Portfolio                                               8                186
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                                         8                272
     Jennison 20/20 Focus Portfolio                                                      31,979             39,701
     Mutual Discovery Securities Fund                                                   236,236            126,001
     Mutual Shares Securities Fund                                                      336,372            126,163
     OpCap Mid Cap Portfolio                                                             14,967              1,187
     Oppenheimer Global Securities Fund/VA                                               26,885             50,380
     Oppenheimer High Income Fund/VA                                                      8,670             10,162
     Oppenheimer Main Street Fund/VA                                                      6,021             32,145
     PIMCO VIT All Asset Portfolio                                                       70,139             83,557
     PIMCO VIT Commodity Portfolio                                                       75,233             33,699
     PIMCO VIT Emerging Markets Bond Portfolio                                           33,353             20,528
     PIMCO VIT Global Bond Portfolio                                                     27,166             10,426
     PIMCO VIT High Yield Portfolio                                                      65,418             69,723
     PIMCO VIT Real Return Portfolio                                                     56,536             68,229
     PIMCO VIT StocksPLUS Growth and Income Portfolio                                     2,027              4,641
     PIMCO VIT Total Return Portfolio                                                   104,467             80,809
     Seligman Global Technology Portfolio                                                     7                620
     Seligman Smaller-Cap Value Portfolio                                                17,234             42,191
     SP Strategic Partners Focused Growth Portfolio                                       6,830             14,705
     SP William Blair International Growth Portfolio                                      5,733              6,973
     Templeton Global Asset Allocation Fund                                               2,265              3,332
     Templeton Developing Markets Securities Fund                                       105,650            146,212
     Templeton Foreign Securities Fund                                                   68,349             88,976
     Templeton Global Income Securities Fund                                                905              5,657
     Templeton Growth Securities Fund                                                   211,753            101,691
     Van Kampen LIT Enterprise Portfolio                                                      1                 53
     Van Kampen LIT Growth and Income Portfolio                                              91                298
     Van Kampen LIT Strategic Growth Portfolio                                                -              1,440

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




 5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND             FUND                  GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                          1,032       (119)          680       (124)        (19)         (17)
           Surrenders and terminations                      (225)        (89)         (70)        (99)        (31)         (22)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                 (1)           -            -         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         807       (208)          610       (224)        (50)         (39)
                                                      --------------------------------------------------------------------------

                                                                                  ALGER AMERICAN
                                                       ALGER AMERICAN GROWTH      LEVERAGED ALLCAP      ALGER AMERICAN MIDCAP
                                                             PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                           (89)        (88)         (18)        (86)        (91)         (89)
           Surrenders and terminations                      (147)       (217)         (62)        (95)       (121)        (101)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -         (1)            -           -         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (236)       (306)         (80)       (181)       (213)        (191)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN SMALL     AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                     CAPITALIZATION PORTFOLIO          FUND                   EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        1,520       2,554       2,753        2,524
           Transfers between funds                            (9)         (9)      (1,775)     (1,571)       2,182        1,563
           Surrenders and terminations                       (27)        (14)        (839)       (776)       (541)        (281)
           Rescissions                                          -           -         (47)        (27)        (77)         (55)
           Bonus                                                -           -           18          36          47           46
           Other transactions                                   -           -          (4)         (4)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (36)        (23)      (1,127)         212       4,363        3,796
                                                      --------------------------------------------------------------------------




                                       85



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                            AZL COLUMBIA        AZL DAVIS NY VENTURE     AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND              FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  971       1,018        6,108       8,826       1,231        2,162
           Transfers between funds                          (494)       (786)        1,404       2,170       1,417        (765)
           Surrenders and terminations                      (300)       (208)      (1,244)       (884)       (508)        (385)
           Rescissions                                       (36)        (17)        (107)       (190)        (39)         (42)
           Bonus                                               20          19           65         106          18           24
           Other transactions                                 (1)         (2)          (5)         (4)         (2)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         160          24        6,222      10,024       2,116          991
                                                      --------------------------------------------------------------------------


                                                        AZL DREYFUS PREMIER      AZL FRANKLIN SMALL      AZL FUSION BALANCED
                                                       SMALL CAP VALUE FUND       CAP VALUE FUND                FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,237       1,973        4,056       5,996      10,095        6,946
           Transfers between funds                          (369)         209          390         438       3,614        4,146
           Surrenders and terminations                      (160)       (157)        (675)       (435)       (905)        (138)
           Rescissions                                       (27)        (59)        (100)       (129)       (260)        (173)
           Bonus                                               20          35           57          94         238          103
           Other transactions                                 (1)         (1)          (3)         (2)         (2)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         700       2,000        3,725       5,962      12,780       10,884
                                                      --------------------------------------------------------------------------


                                                         AZL FUSION GROWTH      AZL FUSION MODERATE       AZL JENNISON 20/20
                                                               FUND                    FUND                  FOCUS FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               36,078      17,947       28,103      18,208       4,633        2,145
           Transfers between funds                          7,706      12,469          607       9,491         708        4,295
           Surrenders and terminations                    (1,140)       (140)      (1,597)       (152)       (324)         (49)
           Rescissions                                    (1,132)       (156)        (885)       (257)        (70)         (32)
           Bonus                                              643         348          383         274          54           29
           Other transactions                                 (8)         (1)          (6)           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      42,146      30,467       26,606      27,564       4,999        6,388
                                                      --------------------------------------------------------------------------




                                       86



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                        AZL JENNISON GROWTH    AZL LEGG MASON GROWTH     AZL LEGG MASON VALUE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,002         917        2,185       1,227       3,815        7,891
           Transfers between funds                          (840)       2,136        (332)       1,189     (2,312)        2,859
           Surrenders and terminations                      (127)        (23)        (372)       (221)       (729)        (469)
           Rescissions                                       (34)         (8)         (49)        (18)        (90)        (194)
           Bonus                                               24          16           29          16          38          108
           Other transactions                                   -           -          (2)         (1)         (4)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,024       3,038        1,459       2,192         718       10,193
                                                      --------------------------------------------------------------------------


                                                         AZL LMP LARGE CAP       AZL LMP SMALL CAP
                                                            GROWTH FUND             GROWTH FUND          AZL MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,487       3,568        1,288         749      25,839       30,135
           Transfers between funds                        (1,606)        (69)        (104)       1,181    (11,524)     (17,531)
           Surrenders and terminations                      (849)       (723)        (123)        (33)     (7,712)      (3,921)
           Rescissions                                       (32)        (61)         (27)        (16)       (799)        (931)
           Bonus                                               21          62           19          11         368          427
           Other transactions                                 (3)         (3)            -           -         (8)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (982)       2,774        1,053       1,892       6,164        8,173
                                                      --------------------------------------------------------------------------


                                                        AZL NEUBERGER BERMAN    AZL OCC OPPORTUNITY      AZL OCC RENAISSANCE
                                                           REGENCY FUND                FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  759           -        1,830       2,109       1,650        5,713
           Transfers between funds                          1,160           -        (618)     (1,314)     (5,299)      (7,886)
           Surrenders and terminations                       (26)           -        (486)       (385)     (1,391)      (1,310)
           Rescissions                                       (30)           -         (71)        (50)        (31)        (142)
           Bonus                                               13           -           31          44          17           78
           Other transactions                                   -           -          (2)         (2)         (6)          (8)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,876           -          683         402     (5,060)      (3,555)
                                                      --------------------------------------------------------------------------




                                       87



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                                                  AZL OPPENHEIMER
                                                         AZL OCC VALUE FUND       DEVELOPING MARKETS     AZL OPPENHEIMER GLOBAL
                                                                                       FUND                       FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,014       4,391        1,726           -       3,331        4,983
           Transfers between funds                        (1,290)     (4,261)        2,798           -         205          205
           Surrenders and terminations                      (789)       (741)         (38)           -       (437)        (259)
           Rescissions                                       (14)       (127)         (84)           -        (83)         (76)
           Bonus                                               12          72           19           -          44           69
           Other transactions                                 (3)         (4)            -           -         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,070)       (670)        4,421           -       3,057        4,921
                                                      --------------------------------------------------------------------------


                                                          AZL OPPENHEIMER                               AZL PIMCO FUNDAMENTAL
                                                       INTERNATIONAL GROWTH     AZL OPPENHEIMER MAIN    INDEXPLUS TOTAL RETURN
                                                               FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,088       1,552        1,874       3,302         130            -
           Transfers between funds                          2,162         536         (93)       (374)         296            -
           Surrenders and terminations                      (342)       (140)        (355)       (274)         (3)            -
           Rescissions                                       (60)        (36)         (75)        (69)         (8)            -
           Bonus                                               40          29           22          54           2            -
           Other transactions                                 (1)         (1)          (2)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       3,887       1,940        1,371       2,638         416            -
                                                      --------------------------------------------------------------------------


                                                           AZL VAN KAMPEN          AZL VAN KAMPEN       AZL VAN KAMPEN EQUITY
                                                      AGGRESSIVE GROWTH FUND       COMSTOCK FUND           AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,557       2,351        5,049      11,422       3,962        5,952
           Transfers between funds                        (1,675)     (1,380)      (3,259)     (1,495)         384        1,331
           Surrenders and terminations                      (587)       (520)      (2,417)     (1,635)       (683)        (504)
           Rescissions                                       (46)        (38)        (126)       (250)        (94)        (125)
           Bonus                                               24          46           53         152          28           69
           Other transactions                                 (3)         (3)          (9)         (9)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (730)         456        (709)       8,185       3,595        6,722
                                                      --------------------------------------------------------------------------





                                       88



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                       AZL VAN KAMPEN GLOBAL   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GROWTH
                                                          FRANCHISE FUND         REAL ESTATE FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,376       6,124        1,795           -       3,614        5,312
           Transfers between funds                          1,317       2,492        3,513           -     (1,264)        1,324
           Surrenders and terminations                      (744)       (538)         (47)           -     (1,510)        (929)
           Rescissions                                      (102)        (99)         (37)           -        (77)        (112)
           Bonus                                               53          84           23           -          39           68
           Other transactions                                 (3)         (2)            -           -         (6)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,897       8,061        5,248           -         796        5,658
                                                      --------------------------------------------------------------------------


                                                         AZL VAN KAMPEN MID        AZL VAN KAMPEN         DAVIS VA FINANCIAL
                                                          CAP GROWTH FUND      STRATEGIC GROWTH FUND          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,556       4,570        2,421       4,238         839        1,345
           Transfers between funds                        (1,178)       3,659      (2,178)     (2,435)         206        (353)
           Surrenders and terminations                      (919)       (517)      (1,188)     (1,032)       (421)        (336)
           Rescissions                                      (102)       (105)         (43)       (101)        (14)         (27)
           Bonus                                               56          87           31          67           9           23
           Other transactions                                 (3)         (2)          (5)         (5)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,410       7,692        (962)         732         617          650
                                                      --------------------------------------------------------------------------


                                                        DAVIS VA REAL ESTATE       DAVIS VA VALUE        DREYFUS IP SMALL CAP
                                                             PORTFOLIO               PORTFOLIO          STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          154         278       2,745        4,730
           Transfers between funds                            (1)         (5)      (1,210)     (1,507)     (1,655)           19
           Surrenders and terminations                       (25)        (18)        (923)       (751)       (851)        (638)
           Rescissions                                          -           -          (3)         (5)        (66)         (93)
           Bonus                                                -           -            1           -          31           60
           Other transactions                                   -           -          (4)         (5)         (4)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (26)        (23)      (1,984)     (1,990)         200        4,074
                                                      --------------------------------------------------------------------------




                                       89



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                                                  FRANKLIN GLOBAL
                                                        DREYFUS STOCK INDEX       COMMUNICATIONS         FRANKLIN GROWTH AND
                                                              FUND                SECURITIES FUND       INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,263       6,715          660         422         673        1,781
           Transfers between funds                        (3,410)     (6,021)          813          81       (557)        (500)
           Surrenders and terminations                    (1,716)     (1,575)        (946)       (967)     (1,885)      (2,045)
           Rescissions                                       (60)       (181)         (20)        (12)        (12)         (50)
           Bonus                                               23          79           13           9           8           29
           Other transactions                                 (7)         (8)          (5)         (6)         (5)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,908)       (991)          515       (473)     (1,778)        (792)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN HIGH INCOME      FRANKLIN INCOME         FRANKLIN LARGE CAP
                                                               FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,078       1,776        4,175       5,333       1,511        4,200
           Transfers between funds                           (99)     (1,167)        2,061         741     (1,841)      (1,031)
           Surrenders and terminations                      (886)       (956)      (1,982)     (1,971)     (1,653)      (1,696)
           Rescissions                                       (55)        (30)         (81)        (94)        (46)         (97)
           Bonus                                               13          24           38          57          19           54
           Other transactions                                 (2)         (3)          (5)         (5)         (5)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          49       (356)        4,206       4,061     (2,016)        1,424
                                                      --------------------------------------------------------------------------


                                                                                                            FRANKLIN RISING
                                                       FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE      DIVIDENDS SECURITIES
                                                               FUND                    FUND                      FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          801       2,333       1,245        4,002
           Transfers between funds                           (93)       (239)      (1,423)       (309)     (1,651)        (798)
           Surrenders and terminations                      (451)       (511)        (703)       (641)     (1,819)      (1,808)
           Rescissions                                          -           -         (21)        (55)        (29)         (96)
           Bonus                                                -           -           10          40          11           50
           Other transactions                                 (1)         (1)          (2)         (2)         (5)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (546)       (751)      (1,338)       1,366     (2,248)        1,344
                                                      --------------------------------------------------------------------------




                                       90



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                         FRANKLIN SMALL CAP      FRANKLIN SMALL-MID         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND      CAP GROWTH FUND          GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  201       2,550          670       1,659       1,390        3,415
           Transfers between funds                        (1,692)     (1,013)      (1,390)     (1,064)     (1,312)      (1,062)
           Surrenders and terminations                      (761)       (893)      (1,327)     (1,521)     (2,041)      (2,211)
           Rescissions                                        (8)        (69)         (17)        (36)        (46)         (64)
           Bonus                                                1          41            9          26          14           50
           Other transactions                                 (3)         (3)          (4)         (5)         (6)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,262)         613      (2,060)       (941)     (2,002)          121
                                                      --------------------------------------------------------------------------


                                                                                   J.P. MORGAN         J.P. MORGAN U.S. LARGE
                                                        FRANKLIN ZERO COUPON    INTERNATIONAL EQUITY        CAP CORE EQUITY
                                                             FUND 2010               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  164         504            -           -           -            -
           Transfers between funds                          (166)         347          (3)         (3)        (11)          (7)
           Surrenders and terminations                      (248)       (183)         (14)         (5)        (20)         (16)
           Rescissions                                        (2)        (13)            -           -           -            -
           Bonus                                                3           9            -           -           -            -
           Other transactions                                 (1)         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (249)         663         (17)         (8)        (31)         (23)
                                                      --------------------------------------------------------------------------


                                                        JENNISON 20/20 FOCUS      MUTUAL DISCOVERY          MUTUAL SHARES
                                                             PORTFOLIO            SECURITIES FUND          SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  231       1,975        4,267       5,795       8,667        9,633
           Transfers between funds                          (842)         471        1,414       2,231       3,640        2,116
           Surrenders and terminations                      (415)       (343)      (1,785)     (1,707)     (3,355)      (3,340)
           Rescissions                                        (6)        (33)         (88)       (140)       (170)        (187)
           Bonus                                                3          26           50          72          83          105
           Other transactions                                 (2)         (2)          (6)         (5)         (9)          (9)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,030)       2,094        3,851       6,246       8,856        8,318
                                                      --------------------------------------------------------------------------





                                       91



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                           OPCAP MID CAP         OPPENHEIMER GLOBAL    OPPENHEIMER HIGH INCOME
                                                             PORTFOLIO          SECURITIES FUND/VA             FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  596           -          240         406          38          102
           Transfers between funds                            869           -      (1,695)     (1,810)       (107)        (727)
           Surrenders and terminations                        (8)           -      (1,173)       (917)       (244)        (229)
           Rescissions                                       (10)           -          (2)        (12)           -          (4)
           Bonus                                                6           -            2         (1)           1            1
           Other transactions                                   -           -          (4)         (6)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,452           -      (2,632)     (2,340)       (313)        (858)
                                                      --------------------------------------------------------------------------


                                                          OPPENHEIMER MAIN      PIMCO VIT ALL ASSET      PIMCO VIT COMMODITY
                                                          STREET FUND/VA             PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  207         396        3,643       8,654       2,673        1,721
           Transfers between funds                        (1,614)     (2,369)      (4,589)       2,162       1,252        2,804
           Surrenders and terminations                    (1,200)       (987)        (726)       (452)       (303)         (49)
           Rescissions                                        (6)        (10)        (106)       (199)        (64)         (27)
           Bonus                                                1           -           64         117          34           26
           Other transactions                                 (6)         (7)          (3)         (2)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,617)     (2,977)      (1,717)      10,280       3,592        4,475
                                                      --------------------------------------------------------------------------


                                                         PIMCO VIT EMERGING    PIMCO VIT GLOBAL BOND     PIMCO VIT HIGH YIELD
                                                      MARKETS BOND PORTFOLIO         PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,118         641        1,149         860       1,575        3,360
           Transfers between funds                             20       1,409          701         495     (1,505)      (1,078)
           Surrenders and terminations                      (109)        (16)        (102)         (4)     (1,125)        (865)
           Rescissions                                       (25)        (13)         (32)        (15)        (56)         (79)
           Bonus                                               17          10           14          14          20           47
           Other transactions                                   -           -            -           -         (3)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,020       2,031        1,730       1,350     (1,094)        1,382
                                                      --------------------------------------------------------------------------




                                       92



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                                                PIMCO VIT STOCKSPLUS
                                                       PIMCO VIT REAL RETURN    GROWTH AND INCOME      PIMCO VIT TOTAL RETURN
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,103       8,937           34          42       3,796        7,091
           Transfers between funds                        (3,958)       (860)        (197)       (404)       (653)        (210)
           Surrenders and terminations                    (1,349)     (1,170)        (177)       (186)     (2,422)      (1,961)
           Rescissions                                       (54)       (248)            -           -        (94)        (139)
           Bonus                                               28         103            -           -          37           85
           Other transactions                                 (4)         (4)          (1)         (1)         (9)          (9)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,233)       6,758        (342)       (549)         654        4,857
                                                      --------------------------------------------------------------------------


                                                       SP STRATEGIC PARTNERS      SP WILLIAM BLAIR
                                                          FOCUSED GROWTH       INTERNATIONAL GROWTH        SELIGMAN GLOBAL
                                                             PORTFOLIO               PORTFOLIO          TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  113       1,826           50          96           -            -
           Transfers between funds                        (1,214)       (745)        (258)       (506)        (32)        (154)
           Surrenders and terminations                      (337)       (189)        (163)       (170)        (59)         (44)
           Rescissions                                        (7)        (36)          (2)         (1)           -            -
           Bonus                                                2          44            -           -           -            -
           Other transactions                                 (1)         (1)          (1)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,445)         899        (374)       (582)        (91)        (198)
                                                      --------------------------------------------------------------------------


                                                        SELIGMAN SMALLER-CAP      TEMPLETON GLOBAL       TEMPLETON DEVELOPING
                                                          VALUE PORTFOLIO      ASSET ALLOCATION FUND   MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   78         152            -           -       2,187        3,506
           Transfers between funds                        (1,017)     (1,526)         (11)        (17)     (3,013)        3,016
           Surrenders and terminations                      (541)       (580)        (144)       (152)     (1,354)      (1,182)
           Rescissions                                        (1)         (3)            -           -        (53)         (64)
           Bonus                                                -         (1)            -           -          33           56
           Other transactions                                 (2)         (3)            -           -         (4)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,483)     (1,961)        (155)       (169)     (2,203)        5,327
                                                      --------------------------------------------------------------------------





                                       93



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                         TEMPLETON FOREIGN        TEMPLETON GLOBAL         TEMPLETON GROWTH
                                                          SECURITIES FUND     INCOME SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,425       2,212            -           -       5,208        6,772
           Transfers between funds                          (136)          71         (17)        (34)         622          632
           Surrenders and terminations                    (1,913)     (1,811)        (166)       (218)     (2,268)      (2,305)
           Rescissions                                       (31)        (47)            -           -       (102)        (123)
           Bonus                                               17          33            -           -          50           77
           Other transactions                                 (6)         (7)            -         (1)         (7)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (645)         451        (183)       (253)       3,503        5,046
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                                                                             VAN KAMPEN LIT
                                                           VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH       STRATEGIC GROWTH
                                                       ENTERPRISE PORTFOLIO     AND INCOME PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                            (1)         (9)          (6)         (8)        (90)        (124)
           Surrenders and terminations                        (6)         (1)         (13)         (9)        (87)         (60)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (7)        (10)         (19)        (17)       (177)        (184)
                                                      --------------------------------------------------------------------------

                                                      ------------------------
                                                                TOTAL
                                                      ------------------------
                                                           2006         2005
                                                      ------------------------
      Contract Transactions
           Purchase payments                              235,100     282,025
           Transfers between funds                       (30,730)       2,229
           Surrenders and terminations                   (71,008)    (56,105)
           Rescissions                                    (6,283)     (5,997)
           Bonus                                            3,231       4,038
           Other transactions                               (232)       (222)
                                                      ------------------------
      Total Net Contract Transactions                     130,078     225,968
                                                      ------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2006                                1,568    $7.05 to $7.77       11,798     0.05%     1.15% to 2.55%     3.63% to  5.09%
        2005                                  762    $6.80 to $7.39        5,430     0.05%     1.15% to 2.55%     6.10% to  7.59%
        2004                                  971    $6.41 to $6.87        6,470     0.00%     1.15% to 2.55%     3.93% to  5.40%
        2003                                1,166    $6.17 to $6.51        7,416     0.00%     1.15% to 2.55%    26.26% to  28.04%
        2002                                1,522    $4.94 to $5.09        7,605     0.00%     1.15% to 2.15%   -25.96% to -25.22%
     AIM V.I. Core Equity Fund
        2006                                  609   $10.85 to $10.95       6,644     1.59%     1.15% to 2.55%     9.03% to   9.56%
     AIM V.I. International Growth Fund
        2006                                  275   $10.45 to $11.51       3,037     0.98%     1.15% to 2.55%    25.01% to  26.77%
        2005                                  326   $8.28  to $8.99        2,826     0.65%     1.15% to 2.55%    14.97% to  16.58%
        2004                                  365   $7.20  to $7.71        2,731     0.65%     1.15% to 2.55%    20.87% to  22.58%
        2003                                  407   $5.96  to $6.29        2,502     0.47%     1.15% to 2.55%    25.81% to  27.59%
        2002                                  575   $4.79  to $4.93        2,788     0.44%     1.15% to 2.15%   -17.47% to -16.64%
     Alger American Growth Portfolio
        2006                                  852   $7.72  to $8.53        7,105     0.13%     1.15% to 2.55%     2.51% to   3.95%
        2005                                1,088   $7.53  to $8.20        8,756     0.24%     1.15% to 2.35%     9.44% to   10.76%
        2004                                1,394   $6.96  to $7.41       10,168     0.00%     1.15% to 2.35%     3.04% to   4.29%
        2003                                1,661   $6.70  to $7.10       11,660     0.00%     1.15% to 2.55%    31.76% to  33.61%
        2002                                2,095   $0.43  to $5.32       11,040     0.04%     1.15% to 2.15%   -34.42% to -33.76%
     Alger American Leveraged AllCap
     Portfolio
        2006                                  380   $8.44  to $9.33        3,523     0.00%     1.15% to 2.55%    16.27% to  17.90%
        2005                                  461   $7.55  to $7.81        3,627     0.00%     1.35% to 1.90%    12.30% to  12.92%
        2004                                  642   $6.51  to $6.92        4,466     0.00%     1.35% to 2.55%     5.46% to   6.73%
        2003                                  789   $6.34  to $6.48        5,095     0.00%     1.35% to 1.90%    32.19% to  32.92%
        2002                                  973   $0.39  to $4.91        4,743     0.01%     1.15% to 2.15%   -35.32% to -34.67%
     Alger American MidCap Growth Portfolio
        2006                                  732   $12.18 to $13.42       9,429     0.00%     1.15% to 2.55%     7.38% to   8.88%
        2005                                  944   $11.34 to $12.32      11,240     0.00%     1.15% to 2.55%     7.07% to   8.57%
        2004                                1,135   $10.59 to $11.35      12,515     0.00%     1.15% to 2.55%    10.19% to  11.75%
        2003                                1,431   $9.61  to $10.16      14,208     0.00%     1.15% to 2.55%    44.07% to  46.10%
        2002                                1,883   $6.75  to $6.95      12,884      0.00%     1.15% to 2.15%   -31.04% to -30.35%





                                       95



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Alger American Small Capitalization
     Portfolio
        2006                                  128    $7.52 to $8.28        1,018     0.00%    1.15% to  2.55%     17.00%to   18.65%
        2005                                  164    $6.42 to $6.98        1,108     0.00%    1.15% to  2.55%     13.95%to   15.55%
        2004                                  188    $5.64 to $6.04        1,103     0.00%    1.15% to  2.55%     13.63%to   15.23%
        2003                                  228    $4.96 to $5.24        1,169     0.00%    1.15% to  2.55%     38.76%to   40.71%
        2002                                  273    $3.62 to $3.72          996     0.00%    1.15% to  2.15%    -27.79%to  -27.07%
     AZL AIM Basic Value Fund
        2006                               14,786   $11.79 to $12.76     180,289     0.11%    1.00% to  2.70%      9.80%to   11.06%
        2005                               15,914   $10.74 to $11.36     175,485     0.00%    1.15% to  2.70%      2.49%to    4.09%
        2004                               15,701   $10.47 to $10.92     167,732     0.00%    1.15% to  2.70%      7.88%to    9.57%
        2003                                9,209    $9.69 to  $9.96      90,566     0.00%    1.15% to  2.70%     29.48%to   31.51%
        2002(1)                             2,785    $0.72 to  $7.58      21,035     0.17%    1.15% to  2.15%    -24.73%to  -24.22%
     AZL AIM International Equity Fund
        2006                               12,836   $16.51 to $17.88     219,438     0.22%    1.00% to  2.70%     13.31%to   23.67%
        2005                                8,473   $13.35 to $14.13     116,487     0.25%    1.15% to  2.70%     13.27%to   15.04%
        2004                                4,677   $11.79 to $12.29      56,469     0.00%    1.15% to  2.70%     18.86%to   20.73%
        2003                                2,162    $9.92 to $10.18      21,775     0.37%    1.15% to  2.70%     23.76%to   25.69%
        2002(1)                             1,012    $0.77 to  $8.10       8,153     0.00%    1.15% to  2.15%    -19.56%to  -19.02%
     AZL Columbia Technology Fund
        2006                                6,075    $7.74 to  $8.45      48,532     0.00%    1.00% to  2.70%     -0.17%to   11.26%
        2005                                5,916    $7.77 to  $8.27      47,113     0.00%    1.15% to  2.65%     -1.92%to   -0.45%
        2004                                5,891    $7.91 to  $8.30      47,555     0.00%    1.15% to  2.70%     -6.88%to   -5.42%
        2003                                4,592    $8.40 to  $8.78      39,590     0.00%    1.15% to  2.70%     38.17%to   40.33%
        2002(1)                             1,383    $0.58 to  $6.26       8,595     0.00%    1.15% to  2.15%    -42.38%to  -41.81%
     AZL Davis NY Venture Fund
        2006                               30,217   $12.34 to $13.47     389,221     0.29%    1.00% to  2.70%      9.24%to   10.88%
        2005                               23,999   $11.13 to $11.87     276,557     0.13%    1.15% to  2.70%      6.77%to    8.43%
        2004                               13,974   $10.43 to $10.95     149,818     0.23%    1.15% to  2.70%      7.60%to    9.29%
        2003                                4,799    $9.69 to $10.02      47,930     0.79%    1.15% to  2.70%     25.98%to   27.95%
        2002                                2,020    $0.72 to  $7.83      15,791     0.85%    1.15% to  2.15%    -25.79%to  -25.05%






                                       96



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Dreyfus Founders Equity Growth
     Fund
        2006                               11,304    $10.05 to $10.97    118,436     0.00%     1.00% to  2.70%     9.93% to   10.63%
        2005                                9,188     $9.14 to  $9.75     86,799     0.28%     1.15% to  2.70%     1.78% to    3.37%
        2004                                8,196     $8.98 to  $9.43     75,508     0.00%     1.15% to  2.70%     4.84% to    6.48%
        2003                                5,902     $8.55 to  $8.86     51,481     0.00%     1.15% to  2.70%    20.94% to   22.83%
        2002                                2,662     $0.66 to  $7.21     19,091     0.00%     1.15% to  2.15%   -32.18% to  -31.49%
     AZL Dreyfus Premier Small Cap Value
     Fund
        2006                                5,250    $13.28 to $13.90     71,186     0.07%     1.00% to  2.70%    10.39% to   12.01%
        2005                                4,551    $12.03 to $12.29     55,521     0.00%     1.40% to  2.70%     0.64% to    1.96%
        2004(3)                             2,551    $11.95 to $12.06     30,731     0.20%     1.40% to  2.70%    18.84% to   19.87%
     AZL Franklin Small Cap Value Fund
        2006                               17,997    $17.68 to $18.82    327,285     0.28%     1.00% to  2.70%    10.54% to   12.35%
        2005                               14,272    $15.74 to $16.29    229,386     0.54%     1.40% to  2.70%     4.19% to    5.55%
        2004                                8,311    $15.10 to $15.44    127,319     0.00%     1.40% to  2.70%    19.81% to   21.38%
        2003(2)                             2,023    $12.61 to $12.72     25,647     1.09%     1.40% to  2.65%    26.08% to   27.18%
     AZL Fusion Balanced Fund
        2006                               23,672    $11.25 to $11.55    269,515     0.33%     1.00% to  2.60%     6.68% to    6.82%
        2005(4)                            10,884    $10.54 to $10.63    115,359     0.00%     1.40% to  2.60%     5.47% to    6.31%
     AZL Fusion Growth Fund
        2006                               72,625    $12.04 to $12.37    883,579     0.07%     1.00% to  2.60%     9.33% to   10.05%
        2005?                              30,467    $11.02 to $11.11    337,345     0.00%     1.40% to  2.60%    10.18% to   11.06%
     AZL Fusion Moderate Fund
        2006                               54,177    $11.57 to $11.88    633,894     0.22%     1.00% to  2.60%     7.88% to    8.25%
        2005(4)                            27,565    $10.72 to $10.81    296,907     0.00%     1.40% to  2.60%     7.24% to    8.09%
     AZL Jennison 20/20 Focus Fund
        2006                               11,386    $13.35 to $13.71    153,824     0.00%     1.00% to  2.60%     9.90% to   10.78%
        2005(4)                             6,387    $12.15 to $12.25     77,994     0.24%     1.40% to  2.60%    21.50% to   22.47%
     AZL Jennison Growth Fund
        2006                                4,061    $11.75 to $12.07     48,235     0.00%     1.00% to  2.60%    -1.03% to    9.57%
        2005?                               3,038    $11.87 to $11.97     36,245     0.00%     1.40% to  2.60%    18.74% to   19.68%
     AZL Legg Mason Growth Fund
        2006                                8,260    $11.08 to $12.00     94,574     0.00%     1.00% to  2.70%    -1.98% to   13.92%
        2005                                6,801    $11.30 to $11.97     78,816     0.00%     1.15% to  2.70%     8.11% to    9.79%
        2004                                4,610    $10.46 to $10.90     49,005     0.00%     1.15% to  2.70%     5.19% to    6.84%
        2003                                3,028     $9.89 to $10.20     30,448     0.00%     1.15% to  2.70%    32.85% to   34.92%
        2002(1)                               611     $0.72 to  $7.56      4,617     0.00%     1.15% to  2.15%   -24.89% to  -24.38%



                                       97



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Legg Mason Value Fund
        2006                               17,865     $11.79 to $12.87   220,530    0.00%      1.00% to  2.70%     3.87% to   14.97%
        2005                               17,146     $11.35 to $12.11   202,687    0.00%      1.15% to  2.70%     3.44% to    5.05%
        2004                                6,954     $10.97 to $11.52    78,239    0.40%      1.15% to  2.70%    12.08% to   13.83%
        2003                                3,216      $9.79 to $10.12    32,072    1.41%      1.15% to  2.70%    22.53% to   24.45%
        2002                                1,044      $0.75 to  $8.13     8,485    1.46%      1.15% to  2.15%   -20.61% to  -19.81%
     AZL LMP Large Cap Growth Fund
        2006                               15,264     $10.59 to $11.46   166,925    0.00%      1.00% to  2.70%     1.46% to   10.61%
        2005                               16,249     $10.44 to $11.05   173,953    0.30%      1.15% to  2.70%     6.79% to    8.45%
        2004                               13,474      $9.77 to $10.19   134,211    0.00%      1.15% to  2.70%     1.59% to    3.18%
        2003                                6,800      $9.56 to  $9.87    66,220    0.06%      1.15% to  2.70%    21.07% to   22.96%
        2002(1)                             1,466      $0.77 to  $8.03    11,761    0.06%      1.15% to  2.15%   -20.24% to  -19.70%
     AZL LMP Small Cap Growth Fund
        2006                                2,943     $11.97 to $12.29    35,591    0.00%      1.00% to  2.60%     8.46% to   13.97%
        2005?                               1,890     $11.04 to $11.12    20,959    0.00%      1.40% to  2.60%    10.38% to   11.26%
     AZL Money Market Fund
        2006                               37,014      $9.84 to $11.07   387,308    4.42%      1.00% to  2.70%     1.30% to    1.67%
        2005                               30,862      $9.68 to $10.61   314,957    2.56%      1.15% to  2.70%    -0.15% to    1.40%
        2004                               22,705      $9.69 to $10.46   229,969    0.70%      1.15% to  2.70%    -2.01% to   -0.48%
        2003                               17,621      $9.89 to $10.51   180,963    0.34%      1.15% to  2.70%    -2.33% to   -0.80%
        2002                               18,279      $0.97 to $10.60   191,865    0.80%      1.15% to  2.15%    -1.30% to   -0.31%
     AZL Neuberger Berman Regency Fund
        2006(5)                             1,876     $10.00 to $10.10    18,837    0.61%      1.00% to  2.60%    10.18% to   10.79%
     AZL OCC Opportunity Fund
        2006                               10,132     $14.61 to $15.82   152,821    0.00%      1.00% to  2.70%     8.71% to   15.05%
        2005                                9,449     $13.44 to $14.23   130,378    0.00%      1.15% to  2.70%     2.29% to    3.88%
        2004                                9,047     $13.14 to $13.70   121,339    0.00%      1.15% to  2.70%     4.89% to    6.53%
        2003                                5,129     $12.53 to $12.86    65,206    0.00%      1.15% to  2.70%    57.71% to   60.18%
        2002(1)                               978      $0.77 to  $8.06     7,808    0.00%      1.15% to  2.15%   -20.25% to  -19.72%
     AZL OCC Renaissance Fund
        2006                               23,162     $13.99 to $15.27   337,514    0.29%      1.00% to  2.70%     7.88% to   10.79%
        2005                               28,222     $12.97 to $13.83   378,409    0.00%      1.15% to  2.70%    -6.05% to   -4.59%
        2004                               31,776     $13.80 to $14.49   450,406    0.00%      1.15% to  2.70%    11.69% to   13.44%
        2003                               20,137     $12.36 to $12.78   253,775    0.03%      1.15% to  2.70%    54.43% to   56.85%
        2002                                9,622      $0.75 to  $8.15    77,896    0.05%      1.15% to  2.15%   -26.67% to  -25.94%




                                       98



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL OCC Value Fund
        2006                               15,458    $14.94 to $16.31    240,414     0.82%     1.00% to  2.70%    13.26% to   16.91%
        2005                               16,528    $12.78 to $13.63    218,377     0.24%     1.15% to  2.70%    -0.06% to    1.50%
        2004                               17,197    $12.79 to $13.43    225,711     0.18%     1.15% to  2.70%    13.41% to   15.18%
        2003                                7,331    $11.28 to $11.66     84,335     0.72%     1.15% to  2.70%    41.34% to   43.55%
        2002                                2,869     $0.75 to  $8.12     23,233     0.59%     1.15% to  2.15%   -26.50% to  -25.76%
     AZL Oppenheimer Developing Markets
     Fund
        2006?                               4,421    $10.39 to $10.50     46,128     0.19%     1.00% to  2.60%    17.97% to   18.63%
     AZL Oppenheimer Global Fund
        2006                               14,742    $14.11 to $14.77    212,236     0.06%     1.00% to  2.70%    12.10% to   13.20%
        2005                               11,685    $12.47 to $12.74    147,589     0.00%     1.40% to  2.70%     9.63% to   11.06%
        2004(3)                             6,766    $11.37 to $11.47     77,384     0.00%     1.40% to  2.70%    13.75% to   14.73%
     AZL Oppenheimer International Growth
     Fund
        2006                                8,782    $17.32 to $18.90    158,081     0.00%     1.00% to  2.70%    16.85% to   25.56%
        2005                                4,896    $13.79 to $14.71     69,842     0.00%     1.15% to  2.70%    11.14% to   12.88%
        2004                                2,956    $12.41 to $13.03     37,771     0.34%     1.15% to  2.70%    11.43% to   13.17%
        2003                                1,280    $11.15 to $11.52     14,664     0.87%     1.15% to  2.65%    30.28% to   32.24%
        2002                                  220     $0.80 to  $8.72      2,027     0.76%     1.15% to  2.15%   -15.73% to  -14.88%
     AZL Oppenheimer Main Street Fund
        2006                                9,984    $12.21 to $12.78    124,274     0.54%     1.00% to  2.70%     8.92% to   11.55%
        2005                                8,614    $10.95 to $11.19     95,465     0.00%     1.40% to  2.70%     2.65% to    3.99%
        2004(3)                             5,977    $10.67 to $10.76     64,069     1.08%     1.40% to  2.70%     6.68% to    7.60%
     AZL PIMCO Fundamental IndexPLUS Total
     Return Fund
        2006(5)                               415    $10.99 to $11.11      4,587     5.34%     1.00% to  2.60%     9.76% to   10.37%
     AZL Van Kampen Aggressive Growth Fund
        2006                               10,981     $8.62 to  $9.50     98,326     0.00%     1.00% to  2.70%     2.29% to    9.61%
        2005                               11,710     $8.43 to  $9.06    101,940     0.00%     1.15% to  2.70%     8.00% to    9.69%
        2004                               11,252     $7.81 to  $8.26     90,272     0.00%     1.15% to  2.70%    11.27% to   13.01%
        2003                                6,799     $7.02 to  $7.31     48,750     0.00%     1.15% to  2.70%    33.93% to   36.02%
        2002                                2,285     $0.48 to  $5.38     12,171     0.00%     1.15% to  2.15%   -33.78% to  -33.12%
     AZL Van Kampen Comstock Fund
        2006                               42,375    $11.93 to $13.14    528,044     1.04%     1.00% to  2.70%     9.38% to   12.69%
        2005                               43,085    $10.59 to $11.39    473,191     0.41%     1.15% to  2.70%     1.16% to    2.74%
        2004                               34,900    $10.47 to $11.08    378,088     0.42%     1.15% to  2.70%    13.99% to   15.77%
        2003                               21,322     $9.18 to  $9.57    201,488     1.07%     1.15% to  2.70%    27.06% to   29.04%
        2002                                9,962     $0.66 to  $7.42     73,195     1.13%     1.15% to  2.15%   -21.58% to  -20.79%



                                       99



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Van Kampen Equity and Income Fund
        2006                                  17,873  $12.20 to $12.76   223,287    1.02%      1.00% to  2.70%     7.23% to    9.53%
        2005                                  14,278  $11.14 to $11.38   161,504    0.00%      1.40% to  2.70%     3.91% to    5.27%
        2004(3)                                7,557  $10.72 to $10.81    81,460    0.94%      1.40% to  2.70%     7.18% to    8.11%
     AZL Van Kampen Global Franchise Fund
        2006                                  22,029  $17.05 to $18.14   386,210    1.55%      1.00% to  2.70%     7.55% to   18.03%
        2005                                  17,131  $14.44 to $14.95   252,646    0.00%      1.40% to  2.70%     8.68% to   10.10%
        2004                                   9,069  $13.29 to $13.58   122,121    0.00%      1.40% to  2.70%     9.21% to   10.64%
        2003(2)                                1,963  $12.17 to $12.27    24,028    0.04%      1.40% to  2.70%    21.68% to   22.75%
     AZL Van Kampen Global Real Estate Fund
        2006(5)                                5,248  $11.96 to $12.08    63,019    1.20%      1.00% to  2.60%    18.32% to   18.98%
     AZL Van Kampen Growth and Income Fund
        2006                                  26,601  $13.12 to $14.44   364,766    0.82%      1.00% to  2.70%     9.56% to   12.82%
        2005                                  25,803  $11.63 to $12.50   311,483    0.35%      1.15% to  2.70%     6.33% to    7.99%
        2004                                  20,145  $10.93 to $11.58   227,029    0.35%      1.15% to  2.70%    10.78% to   12.51%
        2003                                  14,416   $9.87 to $10.29   145,703    1.06%      1.15% to  2.70%    24.06% to   26.00%
        2002                                   5,910   $0.73 to  $8.16    47,870    0.94%      1.15% to  2.15%   -16.52% to  -15.68%
     AZL Van Kampen Mid Cap Growth Fund
        2006                                  18,548  $12.49 to $13.75   241,109    0.00%      1.00% to  2.70%     6.31% to   13.18%
        2005                                  16,140  $11.74 to $12.63   196,210    0.00%      1.15% to  2.70%    14.42% to   16.20%
        2004                                   8,449  $10.26 to $10.87    89,260    0.00%      1.15% to  2.70%    18.00% to   19.84%
        2003                                   5,883   $8.69 to  $9.07    52,273    0.00%      1.15% to  2.70%    25.01% to   26.97%
        2002                                   2,699   $0.64 to  $7.14    19,098    0.00%      1.15% to  2.15%   -25.86% to  -25.11%
     AZL Van Kampen Strategic Growth Fund
        2006                                  20,099   $7.95 to  $8.76   166,493    0.00%      1.00% to  2.70%    -0.32% to    8.14%
        2005                                  21,060   $7.98 to  $8.58   173,835    0.00%      1.15% to  2.70%     4.38% to    6.00%
        2004                                  20,328   $7.64 to  $8.09   159,680    0.00%      1.15% to  2.70%     3.98% to    5.61%
        2003                                  14,566   $7.35 to  $7.66   109,442    0.00%      1.15% to  2.70%    23.23% to   25.15%
        2002                                   5,961   $0.54 to  $6.12    36,135    0.00%      1.15% to  2.15%   -33.76% to  -33.09%
     Davis VA Financial Portfolio
        2006                                   7,986  $15.62 to $17.57   131,469    0.66%      1.00% to  2.70%    13.42% to   15.36%
        2005                                   7,369  $13.54 to $14.84   104,401    0.52%      1.15% to  2.70%     5.50% to    7.15%
        2004                                   6,719  $12.83 to $13.85    89,662    0.42%      1.15% to  2.70%     7.37% to    9.05%
        2003                                   4,421  $11.95 to $12.70    54,566    0.49%      1.15% to  2.70%    28.63% to   30.64%
        2002                                   2,007   $0.92 to  $9.72    19,152    0.41%      1.15% to  2.15%   -18.61% to  -17.79%



                                       100



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Davis VA Real Estate Portfolio
        2006                                   71     $32.97 to $36.32     2,483     2.95%     1.15% to  2.55%    31.00% to   32.84%
        2005                                   97     $25.17 to $26.94     2,565     3.15%     1.40% to  2.55%    10.29% to   11.56%
        2004                                  120     $22.82 to $24.45     2,851     3.14%     1.15% to  2.55%    29.96% to   31.80%
        2003                                  167     $17.56 to $18.55     3,025     4.36%     1.15% to  2.55%    33.35% to   35.23%
        2002                                  286     $13.32 to $13.72     3,871     4.30%     1.15% to  2.15%     3.64% to    4.68%
     Davis VA Value Portfolio
        2006                               14,707     $12.63 to $14.06   196,912     0.75%     1.15% to  2.70%    11.95% to   13.69%
        2005                               16,693     $11.28 to $12.37   197,991     0.95%     1.15% to  2.70%     6.54% to    8.20%
        2004                               18,681     $10.59 to $11.43   206,291     0.84%     1.15% to  2.70%     9.33% to   11.04%
        2003                               15,865      $9.69 to $10.29   159,028     1.08%     1.15% to  2.70%    26.30% to   28.27%
        2002                                6,813      $0.76 to  $8.02    53,716     1.34%     1.15% to  2.15%   -18.04% to  -17.22%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2006                               19,635     $13.94 to $15.09   283,716     0.40%     1.00% to  2.70%    10.67% to   11.37%
        2005                               19,435     $12.52 to $13.25   250,171     0.00%     1.15% to  2.70%     4.38% to    6.01%
        2004                               15,361     $11.99 to $12.50   187,943     0.52%     1.15% to  2.70%    18.63% to   20.49%
        2003                                8,390     $10.09 to $10.37    85,926     0.29%     1.15% to  2.70%    34.11% to   36.20%
        2002(1)                             2,050      $0.73 to  $7.62    15,561     0.39%     1.15% to  2.15%   -24.34% to  -23.84%
     Dreyfus Stock Index Fund
        2006                               30,988     $12.34 to $13.36   398,216     1.43%     1.00% to  2.70%     9.67% to   12.14%
        2005                               32,897     $11.01 to $11.65   374,037     1.40%     1.15% to  2.70%     1.66% to    3.24%
        2004                               33,888     $10.83 to $11.29   375,897     1.60%     1.15% to  2.70%     7.40% to    9.10%
        2003                               22,253     $10.08 to $10.35   228,025     1.34%     1.15% to  2.70%    24.64% to   26.59%
        2002(1)                             5,535      $0.78 to  $8.17    45,061     1.35%     1.15% to  2.15%   -19.52% to  -18.98%
     Franklin Global Communications
     Securities Fund
        2006                                8,387     $20.31 to $26.84   209,108     0.31%     1.00% to  2.70%    18.07% to   21.25%
        2005                                7,872     $16.75 to $21.73   162,884     2.70%     1.15% to  2.70%    12.71% to   14.51%
        2004                                8,345     $14.86 to $18.98   152,822     1.00%     1.15% to  2.70%    11.13% to   13.06%
        2003                                8,967     $13.38 to $16.82   146,612     0.91%     1.15% to  2.70%    36.70% to   38.84%
        2002                               10,140      $0.32 to $12.11   120,339     0.95%     1.15% to  2.15%   -34.94% to  -34.21%
     Franklin Growth and Income Securities
     Fund
        2006                               14,586     $30.60 to $40.54   555,540     2.51%     1.00% to  2.70%     9.40% to   13.65%
        2005                               16,366     $26.92 to $34.92   543,927     2.72%     1.15% to  2.70%     0.76% to    2.33%
        2004                               17,158     $26.72 to $34.12   563,821     2.56%     1.15% to  2.70%     7.66% to    9.36%
        2003                               16,943     $24.82 to $31.20   516,790     3.20%     1.15% to  2.70%    22.35% to   24.31%
        2002                               17,912      $0.68 to $25.11   445,102     3.08%     1.15% to  2.15%   -17.51% to  -16.68%



                                       101



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                        At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value              Investment    Expense Ratio
                                           Units        lowest to                    Income       lowest to       Total Return
                                         Outstanding     highest       Net Assets    Ratio*        highest**    lowest to highest***
     Franklin High Income Fund
        2006                                9,155     $19.89 to $26.29   217,690      6.24%    1.00% to  2.70%     5.18% to    6.46%
        2005                                9,108     $18.69 to $24.24   203,114      5.98%    1.15% to  2.70%     0.57% to    2.29%
        2004                                9,464     $18.58 to $23.73   209,279      5.95%    1.15% to  2.70%     6.94% to    8.61%
        2003                                8,768     $17.50 to $21.85   182,932      8.92%    1.15% to  2.65%    27.75% to   29.68%
        2002                                6,675      $0.54 to $16.85   109,632     15.58%    1.15% to  2.15%   -11.87% to  -10.81%
     Franklin Income Securities Fund
        2006                               24,645     $37.62 to $49.71 1,124,778      3.48%    1.00% to  2.70%     7.12% to   15.10%
        2005                               20,445     $32.68 to $42.39   811,292      3.53%    1.15% to  2.70%    -1.10% to    0.45%
        2004                               16,383     $33.05 to $42.20   661,455      3.11%    1.15% to  2.70%    10.81% to   12.55%
        2003                               14,234     $30.04 to $37.50   520,291      5.28%    1.15% to  2.65%    28.27% to   30.26%
        2002                               14,842      $0.80 to $28.80   419,657      9.67%    1.15% to  2.15%    -2.72% to   -1.75%
     Franklin Large Cap Growth Securities
     Fund
        2006                               17,410     $17.52 to $21.01   341,776      0.81%    1.00% to  2.70%     7.95% to    9.49%
        2005                               19,427     $16.23 to $18.86   350,975      0.64%    1.15% to  2.70%    -1.63% to   -0.09%
        2004                               18,002     $16.50 to $18.87   330,333      0.51%    1.15% to  2.70%     5.05% to    6.72%
        2003                               13,752     $15.71 to $17.69   241,490      0.73%    1.15% to  2.70%    23.56% to   25.49%
        2002                               12,126      $0.70 to $14.10   172,346      0.82%    1.15% to  2.15%   -24.82% to  -24.01%
     Franklin Money Market Fund
        2006                                1,905     $16.03 to $16.68    31,583      4.29%    1.15% to  1.49%     2.84% to    2.93%
        2005                                2,450     $15.59 to $16.21    39,365      2.48%    1.15% to  1.49%     1.04% to    1.13%
        2004                                3,203     $15.43 to $16.03    50,808      0.71%    1.15% to  1.49%    -0.76% to   -0.67%
        2003                                4,280     $15.55 to $16.14    68,220      0.54%    1.15% to  1.49%    -0.96% to   -0.87%
        2002                                6,422      $0.83 to $16.29   102,930      1.38%    1.15% to  1.49%    -0.28% to   -0.08%
     Franklin Real Estate Fund
        2006                                8,543     $54.47 to $71.74   548,475      1.99%    1.15% to  2.70%    17.38% to   19.21%
        2005                                9,882     $46.40 to $60.18   537,862      1.44%    1.15% to  2.70%    10.46% to   12.18%
        2004                                8,516     $42.01 to $53.65   419,936      1.82%    1.15% to  2.70%    28.28% to   30.34%
        2003                                5,990     $32.75 to $41.18   232,278      2.55%    1.15% to  2.70%    32.13% to   34.20%
        2002                                4,471      $0.80 to $30.68   132,590      2.80%    1.15% to  2.15%    -0.10% to    0.90%
     Franklin Rising Dividends Securities
     Fund
        2006                               19,516     $31.84 to $39.95   722,650      1.12%    1.15% to  2.70%    14.01% to   15.79%
        2005                               21,765     $27.93 to $34.50   701,663      0.95%    1.15% to  2.70%     0.68% to    2.25%
        2004                               20,424     $27.74 to $33.74   652,269      0.68%    1.15% to  2.70%     8.03% to    9.73%
        2003                               16,203     $25.68 to $30.75   481,645      0.95%    1.15% to  2.70%    21.27% to   23.16%
        2002                               13,216      $0.81 to $24.97   325,137      1.31%    1.15% to  2.15%    -3.68% to   -2.69%





                                       102



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                        At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Franklin Small Cap Value Securities
     Fund
        2006                                11,149    $16.78 to $19.20   201,830     0.65%     1.15% to  2.70%    13.87% to   15.65%
        2005                                13,411    $14.74 to $16.60   211,689     0.81%     1.15% to  2.70%     5.88% to    7.53%
        2004                                12,800    $13.92 to $15.44   189,938     0.19%     1.15% to  2.70%    20.44% to   22.36%
        2003                                 7,900    $11.56 to $12.62    97,449     0.26%     1.15% to  2.70%    28.60% to   30.63%
        2002                                 4,881     $0.70 to  $9.66    47,044     0.44%     1.15% to  2.15%   -11.19% to  -10.30%
     Franklin Small-Mid Cap Growth Fund
        2006                                11,991    $19.97 to $23.66   269,950     0.00%     1.15% to  2.70%     5.81% to    7.45%
        2005                                14,051    $18.87 to $22.02   296,641     0.00%     1.15% to  2.70%     2.00% to    3.63%
        2004                                14,994    $18.50 to $21.26   308,650     0.00%     1.15% to  2.70%     8.50% to   10.20%
        2003                                13,915    $17.05 to $19.29   263,494     0.00%     1.15% to  2.70%    33.59% to   35.69%
        2002                                12,588     $0.61 to $14.22   177,839     0.45%     1.15% to  2.15%   -30.20% to  -29.50%
     Franklin U.S. Government Fund
        2006                                19,375    $19.74 to $26.07   459,275     4.44%     1.00% to  2.70%     1.25% to    1.85%
        2005                                21,379    $19.49 to $25.28   497,400     4.33%     1.15% to  2.70%    -0.32% to    1.24%
        2004                                21,258    $19.55 to $24.97   495,079     5.03%     1.15% to  2.70%     0.71% to    2.29%
        2003                                20,233    $19.42 to $24.41   468,662     5.31%     1.15% to  2.70%    -0.51% to    1.04%
        2002                                19,304     $1.01 to $24.16   450,493     5.73%     1.15% to  2.15%     7.44% to    8.55%
     Franklin Zero Coupon Fund 2010
        2006                                 2,533    $29.63 to $40.08    88,620     3.96%     1.00% to  2.70%    -0.02% to    1.26%
        2005                                 2,783    $29.63 to $38.43    96,876     4.24%     1.15% to  2.70%    -1.16% to    0.38%
        2004                                 2,118    $29.98 to $38.29    74,368     4.72%     1.15% to  2.70%     1.92% to    3.52%
        2003                                 1,956    $29.41 to $36.98    67,640     4.15%     1.15% to  2.70%     0.83% to    2.41%
        2002                                 1,844     $1.09 to $36.12    63,361     5.32%     1.15% to  2.15%    17.55% to   18.73%
     J.P. Morgan International Equity
     Portfolio
        2006                                    47    $10.50 to $11.57       523     1.18%     1.15% to  2.55%    18.97% to   20.65%
        2005                                    64     $9.17 to  $9.45       593     0.86%     1.40% to  1.90%     8.61% to    9.16%
        2004                                    72     $8.44 to  $8.66       615     0.53%     1.40% to  1.90%    16.14% to   16.72%
        2003                                    77     $7.27 to  $7.42       563     0.81%     1.40% to  1.90%    29.95% to   30.27%
        2002                                    90     $5.55 to  $5.72       507     0.44%     1.15% to  2.15%   -20.05% to  -19.24%
     J.P. Morgan U.S. Large Cap Core
     Equity Portfolio
        2006                                    76     $8.67 to  $9.56       705     1.02%     1.15% to  2.55%    13.65% to   15.24%
        2005                                   107     $7.93 to  $8.29       861     1.26%     1.15% to  1.90%    -0.55% to    0.19%
        2004                                   130     $7.98 to  $8.28     1,049     0.75%     1.15% to  1.90%     7.42% to    8.23%
        2003                                   149     $7.42 to  $7.65     1,117     0.77%     1.15% to  1.90%    25.73% to   26.67%
        2002                                   166     $5.86 to  $6.04       986     0.08%     1.15% to  2.15%   -26.23% to  -25.49%


                                      103



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:



                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
Jennison 20/20 Focus Portfolio
   2006                                     8,186    $14.93 to $16.05   126,736     0.00%      1.15% to  2.70%     10.59% to  12.31%
   2005                                     9,216    $13.50 to $14.29   127,963     0.00%      1.15% to  2.70%     18.04% to  19.88%
   2004                                     7,122    $11.44 to $11.92    83,106     0.00%      1.15% to  2.70%     12.30% to  14.05%
   2003                                     3,070    $10.18 to $10.45    31,676     0.00%      1.15% to  2.70%     25.37% to  27.32%
   2002(1)                                    645     $0.78 to  $8.21     5,267     0.00%      1.15% to  2.15%    -18.96% to -18.41%
Mutual Discovery Securities Fund
   2006                                    30,097    $23.70 to $24.92   788,452     1.03%      1.00% to  2.70%      9.77% to  19.79%
   2005                                    26,246    $19.81 to $22.76   571,760     1.31%      1.15% to  2.70%     12.89% to  14.66%
   2004                                    20,002    $17.55 to $19.85   385,579     1.08%      1.15% to  2.70%     15.04% to  16.90%
   2003                                    15,077    $15.25 to $16.99   252,965     1.79%      1.15% to  2.70%     25.55% to  27.51%
   2002                                    11,296     $0.72 to $13.32   151,745     1.54%      1.15% to  2.15%    -11.33% to -10.32%
Mutual Shares Securities Fund
   2006                                    47,987    $20.76 to $24.651 ,107,271     1.30%      1.00% to  2.70%      9.03% to  15.23%
   2005                                    39,133    $18.02 to $20.78   781,296     0.94%      1.15% to  2.70%      7.62% to   9.29%
   2004                                    30,814    $16.74 to $19.01   571,473     0.82%      1.15% to  2.70%      9.62% to  11.34%
   2003                                    26,227    $15.27 to $17.07   442,819     1.10%      1.15% to  2.70%     21.81% to  23.74%
   2002                                    22,902     $0.76 to $13.80   317,069     0.94%      1.15% to  2.15%    -13.69% to -12.79%
OpCap Mid Cap Portfolio
   2006(5)                                  1,451     $9.93  to $10.04    14,483    0.00%      1.00% to  2.60%     10.29% to  10.90%
Oppenheimer Global Securities Fund/VA
   2006                                    16,707    $13.70 to $15.25   241,736     1.06%      1.15% to  2.70%     14.56% to  16.35%
   2005                                    19,339    $11.95 to $13.10   242,446     1.06%      1.15% to  2.70%     11.27% to  13.00%
   2004                                    21,679    $10.74 to $11.60   242,223     1.22%      1.15% to  2.70%     15.98% to  17.80%
   2003                                    17,616     $9.26 to  $9.84   168,620     0.57%      1.15% to  2.70%     39.21% to  41.38%
   2002                                     7,361     $0.66 to  $6.96    50,331     0.26%      1.15% to  2.15%    -23.79% to -23.02%
Oppenheimer High Income Fund/VA
   2006                                     2,977    $12.05 to $13.42    38,259     7.81%      1.15% to  2.70%     6.52% to   8.18%
   2005                                     3,291    $11.32 to $12.40    39,330     6.94%      1.15% to  2.70%    -0.40% to   1.15%
   2004                                     4,150    $11.36 to $12.26    49,485     6.60%      1.15% to  2.70%     6.06% to   7.72%
   2003                                     4,885    $10.71 to $11.38    54,655     4.50%      1.15% to  2.70%    20.66% to  22.54%
   2002                                     1,496     $0.88 to  $9.32    13,818     6.66%      1.15% to  2.15%    -4.47% to  -3.51%




                                       104



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                        At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
Oppenheimer Main Street Fund/VA
   2006                                   15,908     $9.76  to $10.87    164,300     1.17%     1.15% to  2.70%     11.97% to  13.71%
   2005                                   18,526     $8.72  to  $9.56    169,622     1.39%     1.15% to  2.70%      3.16% to   4.77%
   2004                                   21,503     $8.45  to  $9.12    189,299     0.82%     1.15% to  2.70%      6.53% to   8.20%
   2003                                   18,350     $7.93  to  $8.43    151,190     0.70%     1.15% to  2.70%     23.34% to  25.27%
   2002                                    7,490     $0.64  to  $6.73     49,538     0.50%     1.15% to  2.15%    -20.52% to -19.73%
PIMCO VIT All Asset Portfolio
   2006                                   16,148     $12.40 to $12.98    205,480     5.38%     1.00% to  2.70%      1.59% to   1.88%
   2005                                   17,865     $12.18 to $12.44    222,032     4.74%     1.40% to  2.70%      3.41% to   4.76%
   2004(3)                                 7,585     $11.77 to $11.88     90,911     5.79%     1.40% to  2.70%     10.27% to  11.23%
PIMCO VIT Commodity Portfolio
   2006                                    8,067     $10.34 to $10.62     84,388     4.62%     1.00% to  2.60%     -5.58% to  -5.58%
   2005(4)                                 4,475     $10.95 to $11.04     49,229     2.57%     1.40% to  2.60%      9.31% to  10.18%
PIMCO VIT Emerging Markets Bond
Portfolio
   2006                                    3,050     $11.54 to $11.85     35,627     5.36%     1.00% to  2.60%      5.08% to   6.48%
   2005(4)                                 2,030     $10.84 to $10.93     22,123     3.65%     1.40% to  2.60%      8.32% to   9.19%
PIMCO VIT Global Bond Portfolio
   2006                                    3,080     $9.46  to  $9.71     29,522     3.33%     1.00% to  2.60%      1.02% to   1.97%
   2005(4)                                 1,350     $9.27  to  $9.35     12,591     1.98%     1.40% to  2.60%     -7.18% to  -6.43%
PIMCO VIT High Yield Portfolio
   2006                                   15,336     $12.34 to $13.88    201,813     6.93%     1.00% to  2.70%      4.88% to   6.21%
   2005                                   16,429     $11.62 to $13.21    202,567     6.57%     1.15% to  2.70%      1.36% to   2.94%
   2004                                   15,047     $11.46 to $12.84    182,237     6.55%     1.15% to  2.70%      6.64% to   8.31%
   2003                                    9,969     $10.75 to $11.85    112,881     7.09%     1.15% to  2.70%     19.63% to  21.50%
   2002                                    3,528      $0.90 to  $9.75     33,182     8.26%     1.15% to  2.15%     -3.31% to  -2.34%
PIMCO VIT Real Return Portfolio
   2006                                   22,779     $10.72 to $11.46    253,317     4.25%     1.00% to  2.70%     -1.96% to  -1.53%
   2005                                   25,016     $10.94 to $11.37    281,377     2.82%     1.40% to  2.70%     -0.61% to   0.68%
   2004                                   18,257     $11.00 to $11.29    204,910     1.07%     1.40% to  2.70%      6.01% to   7.40%
   2003(2)                                 5,111     $10.38 to $10.52     53,687     0.47%     1.40% to  2.70%      3.88% to   4.79%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2006                                    2,085     $9.66  to $10.75     21,404     4.87%     1.15% to  2.70%     11.85% to  13.59%
   2005                                    2,427     $8.68  to  $9.46     22,100     2.25%     1.15% to  2.60%      0.84% to   2.31%
   2004                                    2,975     $8.61  to  $9.25     26,672     1.68%     1.15% to  2.60%      7.96% to   9.54%
   2003                                    3,294     $7.98  to  $8.44     27,133     2.24%     1.15% to  2.60%     27.10% to  28.89%
   2002                                    2,226     $0.60  to  $6.55     14,357     3.38%     1.15% to  2.15%    -21.92% to -21.13%



                                       105



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006





6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     PIMCO VIT Total Return Portfolio
        2006                                 37,062   $12.44 to $13.99   492,340     4.44%     1.00% to  2.70%     1.09% to    1.62%
        2005                                 36,408   $12.30 to $13.85   474,744     3.44%     1.15% to  2.70%    -0.27% to    1.29%
        2004                                 31,550   $12.34 to $13.67   409,277     1.89%     1.15% to  2.70%     2.09% to    3.69%
        2003                                 25,802   $12.08 to $13.19   325,872     2.81%     1.15% to  2.70%     2.25% to    3.84%
        2002                                 15,379    $1.18 to $12.70   189,144     4.05%     1.15% to  2.15%     6.76% to    7.83%
     Seligman Global Technology Portfolio
        2006                                    446    $6.27 to  $6.91     2,954     0.00%     1.15% to  2.55%    14.96% to   16.58%
        2005                                    537    $5.52 to  $5.86     3,070     0.00%     1.35% to  2.35%     5.63% to    6.69%
        2004                                    735    $5.18 to  $5.55     3,959     0.00%     1.15% to  2.55%     1.35% to    2.79%
        2003                                    865    $5.11 to  $5.40     4,560     0.00%     1.15% to  2.55%    32.69% to   34.56%
        2002                                  1,050    $3.89 to  $4.01     4,139     0.00%     1.15% to  2.15%   -33.09% to  -32.42%
     Seligman Smaller-Cap Value Portfolio
        2006                                  6,020   $25.15 to $28.00   159,979     0.00%     1.15% to  2.70%    18.03% to   19.86%
        2005                                  7,502   $21.31 to $23.36   167,646     9.61%     1.15% to  2.70%    -6.53% to   -5.07%
        2004                                  9,464   $22.80 to $24.60   224,465     0.00%     1.15% to  2.70%    16.75% to   18.58%
        2003                                  8,463   $19.53 to $20.75   170,777     0.00%     1.15% to  2.70%    45.95% to   48.23%
        2002                                  4,236    $1.32 to $14.00    58,193     0.00%     1.15% to  2.15%   -17.17% to  -16.34%
     SP Strategic Partners Focused Growth
     Portfolio
        2006                                  4,431    $6.64 to  $7.29    30,769     0.00%     1.15% to  2.70%    -3.74% to   -2.24%
        2005                                  5,876    $6.90 to  $7.46    42,142     0.00%     1.15% to  2.70%    11.77% to   13.52%
        2004                                  4,978    $6.17 to  $6.57    31,717     0.00%     1.15% to  2.70%     6.97% to    8.64%
        2003                                  2,377    $5.79 to  $6.05    14,067     0.00%     1.15% to  2.60%    22.23% to   24.02%
        2002                                  1,331    $0.56 to  $4.88     6,407     0.00%     1.15% to  2.15%   -27.11% to  -26.37%
     SP William Blair International Growth
     Portfolio
        2006                                  2,608    $8.02 to  $8.80    21,901     1.58%     1.15% to  2.70%    16.98% to   18.80%
        2005                                  2,982    $6.85 to  $7.41    21,271     0.24%     1.15% to  2.70%    12.72% to   14.47%
        2004                                  3,563    $6.08 to  $6.47    22,395     0.00%     1.15% to  2.70%    13.02% to   14.79%
        2003                                  3,057    $5.38 to  $5.64    16,888     0.00%     1.15% to  2.70%    35.43% to   37.55%
        2002                                    830    $0.50 to  $4.10     3,375     0.00%     1.15% to  2.15%   -24.48% to  -23.72%
     Templeton Global Asset Allocation Fund
        2006                                    742   $21.37 to $26.53    16,958     7.31%     1.15% to  1.49%    19.60% to   19.73%
        2005                                    897   $17.87 to $22.16    17,048     3.91%     1.15% to  1.49%     2.17% to    2.41%
        2004                                  1,066   $17.46 to $21.65    19,700     2.98%     1.15% to  1.49%    14.16% to   14.39%
        2003                                  1,279   $15.29 to $18.92    20,577     2.78%     1.15% to  1.49%    30.18% to   30.47%
        2002                                  1,554    $0.58 to $14.51    19,101     1.98%     1.15% to  1.49%    -5.67% to   -5.48%



                                       106



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Templeton Developing Markets
     Securities Fund
        2006                               16,614     $18.83 to $22.87   351,001    1.12%      1.15% to  2.70%    24.69% to   26.63%
        2005                               18,819     $15.10 to $18.06   317,296    1.29%      1.15% to  2.70%    24.04% to   25.99%
        2004                               13,491     $12.17 to $14.34   183,668    1.80%      1.15% to  2.70%    21.38% to   23.28%
        2003                                9,753     $10.03 to $11.63   110,280    1.22%      1.15% to  2.70%    48.91% to   51.60%
        2002                                8,256      $0.48 to  $7.69    62,503    1.61%      1.15% to  2.15%    -2.27% to   -1.29%
     Templeton Foreign Securities Fund
        2006                               16,562     $23.30 to $30.02   459,162    1.33%      1.00% to  2.70%    10.98% to   18.22%
        2005                               17,208     $19.71 to $24.44   402,655    1.25%      1.15% to  2.70%     7.24% to    8.94%
        2004                               16,757     $18.38 to $22.44   365,141    1.14%      1.15% to  2.70%    15.36% to   17.22%
        2003                               16,262     $16.02 to $19.16   306,069    1.87%      1.15% to  2.65%    28.75% to   30.71%
        2002                               17,480      $0.52 to $14.66   253,298    1.80%      1.15% to  2.15%   -20.29% to  -19.49%
     Templeton Global Income Securities
     Fund
        2006                                  909     $29.91 to $31.13    27,726    3.17%      1.15% to  1.49%    11.47% to   11.48%
        2005                                1,092     $26.83 to $27.92    29,837    6.41%      1.15% to  1.49%    -4.37% to   -4.18%
        2004                                1,345     $28.05 to $29.14    38,359   11.07%      1.15% to  1.49%    13.19% to   13.49%
        2003                                1,586     $24.74 to $25.69    39,856    7.75%      1.15% to  1.49%    20.80% to   21.04%
        2002                                1,902      $1.00 to $21.23    39,458    1.18%      1.15% to  1.49%    19.52% to   19.76%
     Templeton Growth Securities Fund
        2006                               29,543     $24.80 to $30.81   844,951    1.34%      1.00% to  2.70%    11.80% to   18.57%
        2005                               26,041     $20.92 to $25.07   626,812    1.16%      1.15% to  2.70%     5.97% to    7.62%
        2004                               20,998     $19.74 to $23.29   478,645    1.20%      1.15% to  2.70%    12.93% to   14.70%
        2003                               18,504     $17.65 to $20.31   373,933    1.67%      1.15% to  2.60%    28.74% to   30.78%
        2002                               18,881      $0.65 to $15.55   294,472    2.38%      1.15% to  2.15%   -20.22% to  -19.42%
     Van Kampen LIT Enterprise Portfolio
        2006                                   28      $6.30 to  $6.94       186    0.52%      1.15% to  2.55%     4.39% to    5.86%
        2005                                   35      $6.27 to  $6.46       226    0.87%      1.40% to  1.90%     6.12% to    6.65%
        2004                                   45      $5.91 to  $6.06       269    0.36%      1.40% to  1.90%     2.09% to    2.60%
        2003                                   52      $5.79 to  $5.91       305    0.65%      1.40% to  1.90%    23.51% to   24.13%
        2002                                   65      $4.66 to  $4.79       309    0.45%      1.15% to  2.15%   -30.83% to  -30.14%





                                       107



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:



                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Van Kampen LIT Growth and Income
     Portfolio
        2006                                  64     $15.42 to $16.99     1,043      1.29%     1.15% to  2.55%    13.32% to   14.91%
        2005                                  82     $14.15 to $14.79     1,183      1.14%     1.15% to  1.90%     7.92% to    8.73%
        2004                                  99     $13.11 to $13.60     1,313      1.00%     1.15% to  1.90%    12.22% to   13.07%
        2003                                 139     $11.68 to $12.03     1,641      1.00%     1.15% to  1.90%    25.62% to   26.57%
        2002                                 160      $9.23 to  $9.50     1,488      1.09%     1.15% to  2.15%   -16.32% to  -15.48%
     Van Kampen LIT Strategic Growth
     Portfolio
        2006                                 685      $7.25 to  $7.84     5,196      0.00%     1.15% to  2.55%     0.05% to    1.45%
        2005                                 863      $7.24 to  $7.73     6,486      0.01%     1.15% to  2.55%     4.93% to    6.41%
        2004                               1,047      $6.90 to  $7.27     7,455      0.00%     1.15% to  2.55%     4.08% to    5.55%
        2003                               1,289      $6.63 to  $6.88     8,731      0.00%     1.15% to  2.55%    23.84% to   25.58%
        2002                               1,532      $0.49 to  $5.48     8,332      0.06%     1.15% to  2.15%   -34.09% to  -33.42%




     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.


1.       Period from May 1, 2002 (fund commencement) to December 31, 2002
2.       Period from May 1, 2003 (fund commencement) to December 31, 2003
3.       Period from May 3, 2004 (fund commencement) to December 31, 2004
4.       Period from May 2, 2005 (fund commencement) to December 31, 2005
5.       Period from May 1, 2006 (fund commencement) to December 31, 2006





                                       108






                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements
                           and Supplemental Schedules

                           December 31, 2006 and 2005


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for non-traditional long-duration contracts in 2004.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
April 6, 2007


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2006 and 2005
                        (in thousands, except share data)



                                      Assets                                   2006               2005
------------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value                           $    36,211,861         31,961,370
      Mortgage loans on real estate, net                                       3,371,961          2,127,784
      Short-term securities                                                      983,650            144,214
      Options, non-affiliated                                                    682,420            517,083
      Options, affiliated                                                         30,352             18,473
      Real estate (net of accumulated depreciation of
           $43,613 in 2006 and $39,747 in 2005)                                  455,983            350,692
      Loans to affiliates                                                        218,553            360,000
      Policy loans                                                               146,139            115,393
      Partnerships                                                                47,716             47,259
      Equity securities, at fair value                                            28,485            494,294
      Investment in equity method investees                                        1,398              8,990
      Securities held under agreements
           to repurchase, at fair value                                                -            562,126
------------------------------------------------------------------------------------------------------------
                Total investments                                             42,178,518         36,707,678

Cash                                                                             182,622            137,833
Accrued investment income                                                        439,154            366,828
Receivables, affiliated                                                            2,112                  -
Receivables, non-affiliated (net of allowance for
      uncollectible accounts of $0 in 2006 and 2005)                             272,915            168,373
Reinsurance recoverable:
      Recoverable on policyholder liabilities, affiliated                          3,446             13,180
      Recoverable on policyholder liabilities, non-affiliated                  4,175,709          4,074,004
      Receivable on policyholder liabilities, affiliated                           2,017                933
      Receivable on policyholder liabilities, non-affiliated                       4,305             13,222
Deferred acquisition costs                                                     5,265,226          4,326,771
Deferred sales inducements                                                       721,322            590,537
Goodwill                                                                         495,243            428,323
Home office property and equipment (net of accumulated
      depreciation of $56,875 in 2006 and $41,675 in 2005)                       193,473            136,058
Value of business acquired and other intangible assets (net of
      accumulated amortization of $195,102 in 2006 and $141,980 in 2005)          64,333            105,892
Other assets                                                                     298,020            285,610
------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  54,298,415         47,355,242

Separate account assets                                                       19,837,566         16,221,972
------------------------------------------------------------------------------------------------------------

                Total assets                                             $    74,135,981         63,577,214
------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2006 and 2005
                        (in thousands except share data)


               Liabilities and Stockholder's Equity                         2006               2005
---------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                            $    45,859,327         39,100,910
      Future policy benefit reserves                                        2,863,953          2,724,322
      Policy and contract claims                                              404,802            395,858
      Unearned premiums                                                       262,504            276,122
      Other policyholder funds                                                193,514            259,826
---------------------------------------------------------------------------------------------------------
           Total policyholder liabilities                                  49,584,100         42,757,038

Option liability                                                              324,094             34,633
Accrued expenses                                                              229,602            130,273
Deferred gain on reinsurance                                                  166,154            100,249
Mortgage notes payable                                                        146,900            106,664
Reinsurance payable                                                            90,538             71,162
Commissions due and accrued                                                    85,077             92,301
Securities held under agreements to repurchase                                      -            559,615
Other liabilities                                                             239,868            198,182
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     50,866,333         44,050,117
Separate account liabilities                                               19,837,566         16,221,972
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          70,703,899         60,272,089
---------------------------------------------------------------------------------------------------------

Commitments and contingencies
---------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,000 issued and outstanding
           at December 31, 2006 and 2005                                       20,000             20,000
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $189,366 and $72,110
           at December 31, 2006 and 2005, respectively                          8,909              8,909
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $199,167 and $416,856
           at December 31, 2006 and 2005, respectively                          9,994              9,994
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,123,371          2,123,371
      Retained earnings                                                     1,384,229          1,259,705
      Accumulated other comprehensive income                                  135,579            133,146
---------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                  3,432,082          3,305,125

---------------------------------------------------------------------------------------------------------

                Total liabilities and stockholder's equity            $    74,135,981         63,577,214
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                          2006           2005            2004
------------------------------------------------------------------------------------------------------------------

Revenue:
     Annuity considerations and policy fees                         $      279,238         308,493        277,661
     Life insurance premiums                                                52,888          52,557        327,764
     Accident and health premiums                                          545,015         483,510        424,028
     Other life policy considerations                                       79,392          76,556         66,461
------------------------------------------------------------------------------------------------------------------
            Total premiums and considerations                              956,533         921,116      1,095,914
                                                                                           554,126
     Premiums and annuity considerations, affiliated, ceded                    387             712          7,846
     Premiums and annuity considerations, non-affiliated, ceded            320,209         272,555        555,600
------------------------------------------------------------------------------------------------------------------
            Net premiums and considerations                                635,937         647,849        532,468

     Investment income, net, affiliated                                     15,942          18,955         27,539
     Investment income, net, non-affiliated                              1,673,746       1,406,993      1,081,081
     Realized investment (losses) gains, net                              (579,864)         61,261         42,583
     Realized gain on sale of interest of equity method investee            22,451               -              -
     Fee and commission revenue, affiliated                                  2,699           2,322          1,109
     Fee and commission revenue, non-affiliated                            157,595          98,805         98,356
     Amortization of deferred gain on reinsurance                           58,970          16,647        249,036
     Other                                                                  43,761          22,597         21,602
------------------------------------------------------------------------------------------------------------------
            Total revenue                                                2,031,237       2,275,429      2,053,774
------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
     Annuity benefits                                                      133,100         272,413        163,047
     Life insurance benefits                                               133,860         124,623       (307,197)
     Accident and health insurance benefits                                470,041         422,480        338,551
     Interest credited to policyholder account values                      725,296         707,796        771,387
------------------------------------------------------------------------------------------------------------------
            Total benefits                                               1,462,297       1,527,312        965,788

     Benefit recoveries                                                    403,779         393,397         (9,703)
------------------------------------------------------------------------------------------------------------------
            Net benefits                                                 1,058,518       1,133,915        975,491

     Commissions and other agent compensation                            1,035,765       1,238,623      1,196,081
     General and administrative expenses                                   625,188         546,218        456,754
     Change in deferred acquisition costs, net                          (1,049,646)     (1,004,879)      (949,885)
------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                                  1,669,825       1,913,877      1,678,441
------------------------------------------------------------------------------------------------------------------
            Income from operations before income taxes,
                equity earnings, and cumulative effect of change
                in accounting                                              361,412         361,552        375,333
------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
     Current                                                                81,510          54,032        136,211
     Deferred                                                               28,558         (20,076)       (18,531)
------------------------------------------------------------------------------------------------------------------
            Total income tax expense                                       110,068          33,956        117,680
------------------------------------------------------------------------------------------------------------------

            Income before equity earnings and cumulative
                effect of change in accounting                             251,344         327,596        257,653
Equity in earnings of preferred stock of affiliate, net of tax                   -          34,378         54,679
Equity in earnings of equity method investees, net of tax                    3,180           5,482         11,347
------------------------------------------------------------------------------------------------------------------
            Income before cumulative effect of
                change in accounting                                       254,524         367,456        323,679
Cumulative effect of change in
     accounting, net of tax                                                      -               -         11,944
------------------------------------------------------------------------------------------------------------------

            Net income                                              $      254,524         367,456        335,623
------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Comprehensive Income

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                                2006           2005          2004

----------------------------------------------------------------------------------------------------------------------
Net income                                                                 $     254,524        367,456       335,623
----------------------------------------------------------------------------------------------------------------------


Foreign currency translation adjustments, net of tax                                 130          1,091         3,964
----------------------------------------------------------------------------------------------------------------------
Unrealized (losses) gains on fixed-maturity and equity securities:
     Unrealized holding (losses) gains arising during the period, net of effect of shadow adjustments of $90,188,
         $(285,690), and $19,021 in 2006, 2005, and 2004, respectively, and net of tax (benefit) expense of $(194,881), $(81,493), and
         $74,387 in 2006, 2005, and 2004, respectively                          (362,437)      (151,343)      138,148
     Increase in unrealized holding losses due to reclassification adjustment for realized gains included in net income, net of tax
          (benefit) expense of $(195,095), $21,441, and $14,904 in 2006,
         2005, and 2004, respectively                                            362,318        (39,820)      (27,679)
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding (losses) gains                         (119)      (191,163)      110,469
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                           11       (190,072)      114,433
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                             $     254,535        177,384       450,056
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                                                   Accumulated
                                                                   Additional                         other               Total
                              Common         Preferred   Loan to    paid-in       Retained         comprehensive       stockholder's
                              stock            stock    affiliate   capital       earnings            income              equity
                          ---------------  ----------  ----------- ----------  ------------  ------------------  ------------------

2004:
Balance, beginning of year      $ 20,000    $ 18,903   $ (250,000) 2,123,371     $ 854,299           $ 208,785         $ 2,975,358
Comprehensive income:
Net income                             -           -            -          -       335,623                   -             335,623
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                     -           -            -          -             -             110,469             110,469
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                         -           -            -          -             -               3,964               3,964
                                                                                                                 ------------------
Total comprehensive
income                                                                                                                     450,056
Dividends paid                         -           -            -          -      (192,673)                  -            (192,673)
                          ---------------  ----------  ----------- ----------  ------------  ------------------  ------------------
                          ---------------
Balance, end of year            $ 20,000      18,903     (250,000) 2,123,371       997,249             323,218           3,232,741
                          ===============  ==========  =========== ==========  ============  ==================  ==================

2005:
Balance, beginning of year        20,000      18,903     (250,000) 2,123,371       997,249             323,218           3,232,741
Comprehensive income:
Net income                             -           -            -          -       367,456                   -             367,456
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                     -           -            -          -             -            (191,163)           (191,163)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                         -           -            -          -             -               1,091               1,091
                                                                                                                 ------------------
Total comprehensive
income                                                                                                                     177,384
Dividends paid                         -           -            -          -      (105,000)                  -            (105,000)
                          ---------------  ----------  ----------- ----------  ------------  ------------------  ------------------
                          ---------------
Balance, end of year            $ 20,000      18,903     (250,000) 2,123,371     1,259,705             133,146           3,305,125
                          ===============  ==========  =========== ==========  ============  ==================  ==================

2006:
Balance, beginning of year        20,000      18,903     (250,000) 2,123,371     1,259,705             133,146           3,305,125
Comprehensive income:
Net income                             -           -            -          -       254,524                   -             254,524
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                     -           -            -          -             -                (119)               (119)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                         -           -            -          -             -                 130                 130
                                                                                                                 ------------------
Total comprehensive
income                                                                                                                     254,535
Adjustment to
initially apply FASB
Statement No. 158,
net of tax                             -           -            -          -             -               2,422               2,422
Dividends paid                         -           -            -          -      (130,000)                  -            (130,000)
                          ---------------  ----------  ----------- ----------  ------------  ------------------
                          ---------------                                                                        ------------------
Balance, end of year            $ 20,000      18,903     (250,000) 2,123,371     1,384,229             135,579           3,432,082
                          ===============  ==========  =========== ==========  ============  ==================  ==================


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                            2006               2005             2004
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
     Net income                                                      $         254,524            367,456         335,623
--------------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income to net
        cash provided by (used in) operating activities:
             Realized investment losses (gains)                                565,711            (65,286)        (45,387)
             Purchases of trading securities                                (1,345,475)        (5,852,298)              -
             Sales of trading securities                                       198,668          2,521,082               -
             Unrealized loss on annuity-related
                 options and gross reserves                                    912,662            339,062         166,797
             Deferred income tax expense (benefit)                              27,880            (19,532)        (30,746)
             Charges to policy account balances                                (69,941)           (65,114)        (77,119)
             Interest credited to policy account balances                      730,546            703,795         770,303
             Depreciation and amortization                                     111,697             49,121         108,495
             Equity in earnings of preferred stock of affiliate                      -            (34,378)        (41,029)
             Equity in earnings of equity method investees                      (1,913)            (7,088)        (16,901)
             Change in:
                 Accrued investment income                                     (72,326)           (97,452)        (40,589)
                 Receivables                                                  (106,654)           (22,003)         98,022
                 Reinsurance recoverable                                       (84,138)           307,987         728,011
                 Deferred acquisition costs                                 (1,049,646)        (1,004,879)       (761,054)
                 Deferred sales inducements                                   (139,140)          (193,100)       (389,748)
                 Future policy benefit reserves                                139,631            132,727        (547,320)
                 Policy and contract claims                                      8,944             96,526        (175,466)
                 Other policyholder funds                                      (66,312)           (32,754)         80,749
                 Unearned premiums                                              20,243            (20,346)       (108,174)
                 Reinsurance payable                                            19,376             (4,657)        (74,920)
                 Deferred gain on reinsurance                                   65,905             (4,381)       (248,933)
                 Current tax recoverable                                        (3,977)           (93,081)       (108,050)
                 Accrued expenses and other liabilities                        137,485             62,129         (45,989)
                 Commissions due and accrued                                    (7,224)           (19,752)         42,435
                 Corporate-owned life insurance                                (17,462)            (5,241)       (107,907)
                 Mortgage loan allowance                                        11,935              4,025           2,804
             Other, net                                                        (22,867)           (22,556)           (409)
--------------------------------------------------------------------------------------------------------------------------
                 -----
                      Total adjustments                                        (36,392)        (3,347,444)       (822,125)
--------------------------------------------------------------------------------------------------------------------------

             Net cash provided by (used in) operating activities               218,132         (2,979,988)       (486,502)
--------------------------------------------------------------------------------------------------------------------------


                                   7                                 (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                           2006              2005               2004
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities               $         218,132           (2,979,988)       (486,502)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) investing activities:
      Purchase of available-for-sale fixed-maturity securities           (10,363,440)        (14,409,048)     (14,459,759)
      Purchase of available-for-sale equity securities                       (34,641)           (648,695)        (383,891)
      Purchase of real estate                                               (152,003)            (53,543)         (60,156)
      Purchase of options                                                   (847,025)           (594,948)        (269,070)
      Funding of mortgage loans on real estate                            (1,434,435)         (1,030,599)        (352,711)
      Sale and redemption of fixed-maturity securities                     6,748,812           8,521,269        8,566,173
      Matured fixed-maturity securities                                      517,786             463,143          193,476
      Sale of equity securities, tax-free exchanges, and spin-offs           510,179           1,026,760           71,142
      Sale of real estate                                                     57,912              45,442           65,572
      Exercise and expiration of options                                     452,654             200,393          264,134
      Change in securities held under agreements to
            repurchase                                                      (559,615)            352,964         (450,495)
      Repayment of mortgage loans on real estate                             178,323              91,722           50,820
      Net change in short-term securities                                   (839,436)            656,249         (175,917)
      Purchase of home office property and equipment                         (75,775)            (40,416)          (4,847)
      Purchase of interest in equity method investees                        (75,026)            (51,958)         (41,062)
      Sale of interest in equity method investee                             (22,451)                  -                -
      Purchase of subsidiary                                                       -             (11,868)               -
      Sale of preferred stock of affiliate                                         -             559,408                -
      Change in loan to affiliate                                             11,447                   -                -
      Options written                                                        699,877             324,447          103,757
      Other, net                                                             (13,827)            (12,518)         (14,818)
--------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                               (5,240,684)         (4,611,796)      (6,897,652)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) financing activities:
      Policyholders' deposits to account balances                          7,201,051           9,525,780        8,740,739
      Policyholders' withdrawals from account balances                    (2,563,981)         (1,941,842)      (1,799,193)
      Policyholders' net transfers between account balances                  363,919              48,773          465,865
      Change in amounts drawn in excess of bank balances                      26,116              14,672          (42,869)
      Change in mortgage notes payable                                        40,236              19,393           (7,699)
---------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                            5,067,341           7,666,776        7,356,843
--------------------------------------------------------------------------------------------------------------------------

                     Net change in cash                                       44,789              74,992          (27,311)

Cash at beginning of year                                                    137,833              62,841           90,152
--------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $        182,622             137,833           62,841
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Non-cash investing and financing activities:
      Dividend received on preferred stock of affiliate             $              -                   -          100,000
      Dividend to parent company                                            (130,000)           (105,000)        (192,673)
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


(1)  ORGANIZATION

     Allianz Life Insurance Company of North America and subsidiaries (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. See notes 15 and 19 to these consolidated financial statements for further information.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2006 statutory net premium written, 96%, 3%, and 1% of the Company's business is annuity, accident and health, and life insurance, respectively. The annuity business is comprised of fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 65%, 32%, 2%, and 1% of 2006 statutory net premium written, respectively. As a result of the 2006 sale of certain health business discussed in note 4, going forward, accident and health business will be comprised primarily of long-term care. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. The Company's primary distribution channels are through independent agents, broker/dealers, and third-party marketing organizations.


(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS

     Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, and surrender charges for investment products. Similar charges for universal life insurance are included in other life policy considerations on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives

                                       9                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     in fixed-indexed and variable products is included in net investment income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in annuity benefits on the Consolidated Statements of Operations.

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     GOODWILL

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any.

     Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change which may indicate a reduction of the fair value of a reporting unit below its carrying amount. The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

     VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

     The value of insurance in-force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

     Adjustments to VOBA are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income (loss) and are explained further in the Investments section of this note.

     The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

     Intangible assets are identified by the Company in accordance with Statement of Financial Accounting Standards (SFAS) No. 141, GOODWILL AND OTHER INTANGIBLE ASSETS, which requires an intangible asset to be

                                       10                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified; an intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

     The Company's intangible assets include trademarks, agent lists, and non-compete agreements which were acquired as a result of its ownership in field marketing organizations. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005. The trade name and service mark were valued using the present value of future cash flows and were determined to have an indefinite useful life.

     Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     Recoverability of the value of the non-amortizing intangible assets is assessed under SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, which states that non-amortizing intangible assets shall be tested for recoverability annually or whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) are reviewed for recoverability and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected currently on the Consolidated Statements of Operations.

                                      11                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Annuity sales inducements are deferred as paid or credited to contract holders and Life sales inducements are deferred as recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in benefits on the Consolidated Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the Consolidated Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations on the Consolidated Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income (loss) and are explained further in the Investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is


                                       12                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period certain and life contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation benefits that may exceed account values are established using capital market assumptions along with estimates of future policyholder behavior.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the Consolidated Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

     INVESTMENTS

     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related net unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. During 2005, the Company created a new portfolio of certain fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The trading portfolio was established to attempt to economically hedge risk associated with


                                       13                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     liabilities related to fixed-indexed annuities. By policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Securities held under repurchase agreements and forward commitments are also carried at fair value. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income on the Consolidated Statements of Operations.

     Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income on the Consolidated Statements of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for uncollectible balances. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

     The loans to affiliates are carried at cost. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation using the Modified Accelerated Cost Recovery System (MACRS) method over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. Partnerships are accounted for on the equity basis, with changes in carrying value included in net investment income on the Consolidated Statements of Operations.

     The fair value of fixed-maturity securities, securities held under agreements to repurchase, and equity securities are obtained from third-party pricing sources wherever possible, except for short-term securities which are priced at amortized cost. In certain cases, including private assets as well as certain difficult to price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. treasury bonds to estimate a market price. The models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries. Under the policy, all prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. The fair value of the options is derived internally. Loans to affiliates fair value is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income
     (loss) in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

                                      14                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other than temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other than temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other than temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     At December 31, 2006, the Company adopted FSP 115-1 and 124-1. This guidance provided that a decline in fair value, on impaired fixed-maturity securities for which the Company could not positively assert the intent and ability to hold until recovery of value, is other than temporary. At December 31, 2006, an affiliated asset manager had authority to sell impaired fixed-maturity securities; therefore, the Company could not positively assert the ability to hold until recovery of value and as such all impaired fixed-income securities were deemed to be other than temporarily impaired and written down to fair value. Prior to December 31, 2006, fixed-income securities meeting the 20% below average cost criteria for a period of six months were reviewed for possible impairment. However, factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, were also used to determine whether fixed-income securities were considered other than temporarily impaired.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company may adjust DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

     INVESTMENTS RECORDED USING THE EQUITY METHOD

     The Company used the equity method of accounting for the preferred stock of affiliate and limited its share of earnings to its contractual rights of a 6% cumulative yield on the shares. The Company does not consider it practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of and transactions involving the preferred stock of affiliate are discussed in note 15. The Company's proportionate share of gains or losses is reflected in equity in earnings of preferred stock of affiliate on the Consolidated Statements of Operations. As discussed in note 15, the Company transferred and sold all of the shares of the preferred stock of affiliate to AZOA in November 2005.

     The Company uses the equity method of accounting for other various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in equity in earnings of equity method investees on the Consolidated Statements of Operations.

     ACCOUNTING FOR OPTION AND FUTURES CONTRACTS

     The Company provides additional benefits through certain life and annuity products which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index and an index comprised of a blend of the Dow Jones Industrial Average, Financial Times Stock Exchange (FTSE) 100, Lehman Brothers U.S. Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter option contracts and exchange traded futures contracts tied to an appropriate underlying index with similar characteristics in order to attempt to economically hedge these risks. The Company began entering into exchange traded futures contracts in 2005 to attempt to increase the effectiveness of the economic hedge. Management monitors correlation of in-force amounts and option and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

                                      15                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     For products based on the growth of the S&P 500 index and the NASDAQ 100 index, the Company transacts in European-Asian call option contracts. The strike price depends on the product, index period, cap, and credited rate. Two types of options are purchased: five-year options with daily averaging of the index during the last year of the contract and one-year call spread with monthly averaging of the index. In addition, the Company employs derivative strategies of transacting in combinations of call options, put spread options, and exchange traded futures contracts. These derivatives are based on the representative index, can be one month to one year in length, and are point-to-point.

     For variable annuity products that provide minimum guaranteed benefits, the Company's derivative strategy entails using a combination of buying one-year put options and writing one-year call options tied to a representative index with similar characteristics to attempt to economically hedge these risks, and are point-to-point.

     The option contracts are reported at fair value on the Consolidated Balance Sheets. The fair value of the options are derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in net investment income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in net investment income on the Consolidated Statements of Operations.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the Consolidated Statements of Operations. The Company is required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral but the collateral resides in an account designated by the exchange and the collateral is subject to specific exchange rules regarding rehypothication. Collateral posted at December 31, 2006 and 2005 were U.S. Treasury Bonds with a carrying value of $602,166 and $331,862, respectively, and included in fixed-maturity securities on the Consolidated Balance Sheets.

     Realized gains (losses) from option contracts used to attempt to economically hedge certain life and annuity products tied to the S&P 500 index or NASDAQ 100 index were $127,367, $(21,346), and $104,520 for the years ended December 31, 2006, 2005, and 2004, respectively. Realized gains (losses) on the exercise of options were $80,182, $(99,501), and $140,372 in 2006, 2005, and 2004, respectively. Net realized gains on futures were $459,046 and $84,970 in 2006 and 2005, respectively. The Company did not enter into futures contracts in 2004. Increases in the policy and contract account balance liability for the index benefit of certain annuity products were $1,096,386, $209,419, and $398,536 in 2006, 2005, and 2004,
     respectively.

     Realized (losses) from option contracts used to attempt to economically hedge certain guaranteed benefits were $(2,976), $(1,454), and $(9,132) for the years ended December 31, 2006, 2005, and 2004, respectively. Realized (losses) gains on the exercise of options were $(20,388), $(9,642), and $3,674 in 2006, 2005, and 2004, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain variable annuity products were $5,116, $3,488, and $1,907 in 2006, 2005, and 2004, respectively.

     The Company also enters into contracts with Allianz SE to attempt to economically hedge risk associated with Allianz SE's stock-based compensation plan. The contracts are recorded at fair value on the Consolidated Balance Sheets with the change in fair value recorded in net investment income on the Consolidated Statements

                                      16                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     of Operations. Increases in fair value of these contracts were $8,788, $4,389, and $730 for the years ended December 31, 2006, 2005, and 2004, respectively. As of December 31, 2006 and 2005, the Company owned 248 and 218 contracts with a cost of $16,864 and $14,059, respectively, and a fair value of $28,752 and $17,159, respectively.

     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2006 and 2005, 90% and 81%, respectively, of contractual net exposure was held with five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for less than 1% of contractual net exposure held at December 31, 2006 and 2005. Management believes that no significant credit risk exists.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     Forward commitment contracts are accounted for under the guidance prescribed by SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed `regular way' treatment and may be excluded from derivative accounting treatment. As of December 31, 2006 and 2005, the Company did not have any outstanding commitments to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to-be-announced" (TBA) basis and did not enter into any commitments during 2006. However, the Company entered into commitments during 2005 that had settled by December 31, 2005. The Company received no income from commitments of this type during 2006, 2005, or 2004.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2006 and 2005, mortgage-backed securities underlying such agreements were carried at a fair value of $0 and $562,126, respectively. The Company carried a liability representing the funds received under these agreements of $0 and $559,615 at December 31, 2006 and 2005, respectively. The interest rates on these securities ranged from 5.0% to 6.5% in 2006, 2005, and 2004. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $5,512, $46,330, and $88,560 in 2006, 2005, and 2004, respectively, which is reported in net investment income on the Consolidated Statements of Operations.

     SECURITIES LENDING

     The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent to non-affiliated institutions with par values of $0 and $608,385 as of December 31, 2006 and 2005, respectively, and are recorded in fixed-maturity securities on the Consolidated Balance Sheets. These securities were lent under a tri-party agreement between the Company, a broker-dealer (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. Government, U.S. Government Agency, or U.S. Government Agency Mortgage-Backed Securities with a fair value as of December 31, 2006 and 2005, respectively, of $0 and $711,122, and a related liability for the same amount has been recorded to reflect the Company's obligation to return the collateral. Beginning in 2005, the Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. See note 15 for further discussion of this affiliated securities lending.


                                      17                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     RECEIVABLES

     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     The Company has administrative and marketing service agreements with an affiliate, Allianz Management Income Services. The receivable related to this agreement is shown separately on the Consolidated Balance Sheets.

     HOME OFFICE PROPERTY AND EQUIPMENT

     Property and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3-7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations.

     Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2006, 2005, and 2004 was $2,268, $2,259, and $2,248, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $351 for the period ended December 31, 2006.

     INCOME TAXES

     The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries, and Questar Capital Corporation (formerly USAllianz Securities, Inc. and Questar Capital Corporation) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of


                                      18                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 14).

     STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE

     The Company entered into an agreement to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate (see further discussion in note 15). This loan is recorded as contra-equity in accordance with the Financial Accounting Standards Board (FASB) Emerging Issues Task Force (EITF) 85-1, CLASSIFYING NOTES RECEIVED FOR CAPITAL STOCK.

     STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY

     Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income.

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), and a guaranteed minimum accumulation benefit (GMAB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Consolidated Statements of Operations.

                                      19                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are two versions of ratchet, with the difference based on the definition of anniversary: annual--evaluated annually, and six-year--evaluated every sixth year.
     o ROLLUP: Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.
     o EARNINGS PROTECTION RIDER: Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least 5 years prior at each contract anniversary. This benefit is first available at the 5th contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

                                     20                              (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

                                            December 31, 2006                                       December 31, 2005
                                            ------------------------------------------  ------------------------------------------
                                            ------------------------------------------  ------------------------------------------
Guaranteed Minimum Death                       Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMDB)                              Value         at Risk      Age (years)      Value          at Risk     Age (years)
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   Return of premium                      $     9,320,492          1,770         61.0  $    6,879,533         10,574         60.7
   Ratchet & return of premium                  3,149,129          2,597         62.3       2,420,299          4,440         61.9
   Ratchet & rollup                             8,039,190        175,545         64.0       7,321,319        234,582         64.0
   Ratchet & earnings protection rider              7,913          2,860         69.5           9,738              4         68.9
   Reset                                          216,451            968         69.9         229,693          1,676         69.4
   Earnings protection rider                      465,723         37,486         60.6         370,413         21,974         60.1
                                            --------------  -------------               --------------   ------------
                                            --------------  -------------               --------------   ------------
          Total                           $    21,198,898        221,226               $   17,230,995        273,250
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============

Guaranteed Minimum Income                      Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMIB)                              Value         at Risk         Age           Value          at Risk        Age
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   Return of premium                      $       387,572            698         66.8  $      369,041          1,073         66.6
   Ratchet & return of premium                  6,914,101          2,039         61.5       5,143,387          1,794         61.1
   Ratchet & rollup                             8,765,367         12,392         60.0       6,980,023         17,882         59.6
                                            --------------  -------------               --------------   ------------
                                            --------------  -------------               --------------   ------------
          Total                           $    16,067,040         15,129               $   12,492,451         20,749
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============

Guaranteed Minimum Accumulation                Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMAB)                              Value         at Risk         Age           Value          at Risk        Age
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   5 year                                 $     7,492,740          1,103          n/a  $    5,316,244          1,941          n/a
   10 year                                          9,537              2          n/a          11,320              7          n/a
                                            --------------  -------------               --------------   ------------
                                            --------------  -------------               --------------   ------------
          Total                           $     7,502,277          1,105               $    5,327,564          1,948
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============


     At December 31, 2006 and 2005, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:


                      Investment Type                         2006               2005
           ----------------------------------------      ----------------   ---------------
           Mutual funds:
              Bond                                     $       1,876,101          1,891,896
              Domestic equity                                  8,922,135          7,946,881
              International equity                             3,420,021          2,516,477
              Specialty                                        4,987,263          3,287,197
                                                         ----------------   ---------------
                 Total mutual funds                          19,205,520         15,642,451
           Money market funds                                     440,739            373,565
                                                         ----------------   ---------------
                                 Total                 $     19,646,259         16,016,016
                                                         ================   ===============




                                      21                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                                GMDB               GMIB              GMAB            Totals
-----------------------------------------------------------------------------------------------------------------

Balance as of December 31, 2004          $          29,398             9,434             1,798            40,630
     Incurred guaranteed benefits                    7,598             8,844            15,643            32,085
     Paid guaranteed benefits                       (5,016)                -                 -            (5,016)
                                           ----------------------------------------------------------------------
Balance as of December 31, 2005                     31,980               18,278         17,441            67,699
                                           ----------------------------------------------------------------------
     Incurred guaranteed benefits                    7,741            10,002            (8,126)            9,617
     Paid guaranteed benefits                       (4,415)                -                 -            (4,415)
                                           ----------------------------------------------------------------------
Balance as of December 31, 2006          $          35,306            28,280             9,315            72,901
                                           ======================================================================



     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2006 and 2005:

     o    100 stochastically generated investment performance scenarios.
     o    Mean investment performance assumption was 7.96%.
     o    Volatility assumption was 13.69%.
     o Mortality is assumed to be 60% and 80% of the 1994 MGDB Mortality Table as of December 31, 2006 and 2005, respectively.
     o Lapse rates vary by contract type and duration. As of December 31, 2006, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2005, spike rates could approach 45%, with an ultimate rate around 15%.
     o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
     o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

     GMAB liabilities are considered to be derivatives under SFAS No. 133 and are recognized at fair value on the Consolidated Balance Sheets, with changes in fair value included in net investment income on the Consolidated Statements of Operations.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.


                                      22                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The Company did not have a material impact on the Consolidated Financial Statements from the adoption of this Bulletin.

     In September 2006, the FASB issued SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106 AND 132(R), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 16. The Statement also requires an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company does not expect a material financial impact upon adoption of the year-end valuation date.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, effective for reporting periods beginning after December 15, 2005. The FSP addresses determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of other-than-temporary impairment, and disclosures on unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, VOBA, DSI, URR and the AAR. The investment losses were offset by increases of $322,676 in DAC, $7,472 in VOBA, $34,424 in DSI, $39,323 in URR and a reduction of $19,715 in the AAR.

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     In January 2005, the FASB issued SFAS No. 123 (Revised), SHARE-BASED PAYMENT, which requires non-public entities to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award at the grant date. This Statement also requires the cost of the reward to be recognized over the period in which the employee provided related services. This Statement is effective for years beginning after December 15, 2005; however, the Company chose to adopt early. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 (FIN 46). FIN 46 was revised in December 2003 to address certain technical corrections and implementation issues that had arisen. This Interpretation clarifies the application of Accounting



                                      23                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     Research Bulletin (ARB) No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This Interpretation is effective for all financial statements issued after January 31, 2003 to variable-interest entities created or in which an enterprise obtains an interest after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. This Interpretation was adopted effective February 1, 2003 and did not have a material impact on the Consolidated Financial Statements.

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 03 -1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. This Statement was effective for fiscal years beginning after December 15, 2003. Adoption of SOP 03-1 on January 1, 2004 resulted in a gross cumulative effect of change in accounting of $18,376, with a related tax expense of $6,432, for a net amount of $11,944, which was recognized on the Consolidated Statements of Operations. This change in accounting was comprised of a reduction in reserves of $268,540, somewhat offset by decreases of $34,753 in VOBA, $212,569 in DAC, and $2,842 in DSI. The result of the SOP 03-1 methodology change for annuitization reserves was a substantially different progression of reserve accruals, which impacts the estimated gross profits and the amortization of VOBA, DAC, and DSI during the deferral period.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The standard allows an entity to present certain financial assets and financial liabilities at fair value with changes in fair value through earnings. It was issued to improve financial reporting by providing an alternative to having to apply complex hedge accounting provisions when accounting for related assets and liabilities. The Company has not quantified the expected impact from the future adoption of this standard.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENT, which provides guidance for using fair value to measure assets and liabilities. This Standard provides a common fair value measurement that is to be used whenever fair value measurement is allowed by other Standards. This Standard also provides for expanded information about the extent to which entities measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. This Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Company has not yet quantified the impact of adopting this Standard.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, which clarifies accounting for uncertainty in tax positions by requiring companies to recognize in their financial statements the impact of a tax position if that position is more likely than not to be sustained on an audit based on the technical merits of the position. Among other provisions, it also requires expanded disclosures at the end of each annual period presented. Adoption may result in the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. This Interpretation is effective for fiscal years beginning after December 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In March 2006, the FASB issued SFAS No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS. This Statement amends FASB Statement No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, with respect to the accounting for separately recognized servicing assets and


                                      25                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     servicing liabilities. An entity should adopt this Statement as of the beginning of its first fiscal year that begins after September 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, which amends FASB Statements No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing-off the existing DAC balance. This Statement was effective for fiscal years beginning after December 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2006, the Company changed its method of presentation for unearned revenue reserves by reclassifying this activity to the unearned premiums category on the Consolidated Balance Sheets. This reclassification was made to better reflect the nature of the reserves as unearned premiums rather than future policy benefit reserves. Certain 2005 balances have been reclassified to reflect the new presentation.

     During 2006, the Company changed its method of presentation for prepaid postretirement benefits by reclassifying this balance to a prepaid asset. The balance is included in other assets on the Consolidated Balance Sheets. This reclassification was made to better reflect the nature of the balance as a prepaid asset rather than a contra-liability. The 2005 balance has been reclassified to reflect the new presentation.


                                      25                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



(3)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- and variable-rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Finance Committee (FiCO) specifies the asset allocation among major asset classes and a benchmark for each asset class. FiCO provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. FiCO is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. FiCO, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed-income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     The Company has a substantial portfolio of deferred annuity products designed around a two-tiered structure. Two-tier annuities provide two distinct values to the policyholder for settlement of their annuity proceeds. One value is established for policyholders choosing a cash surrender option and an additional value is established for those choosing an annuitization payment option. The annuitization value is greater than the surrender value and typically includes higher excess interest and index credits and premium bonuses. Since the predominant way policyholders receive their benefits from the annuity is through annuitization of the policy's value, this greatly


                                      27                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     limits the disintermediation risk to the Company. Benefits are received over a period of years as opposed to total lump-sum surrender of the policy's cash value.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models used by the Company mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared to the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The two-tier design discussed above further reduces interest rate risk during annuitization, as the Company has the management option to adjust payout rates to match future economic and market conditions. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed indexed annuity (FIA) products provide benefits to the policy value based on the growth of market indexes (S&P 500 and NASDAQ
     100). The Company uses "over-the-counter" derivatives tailored to FIA product structures to manage potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMIB and GMDB, that provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using S&P 500 derivative instruments (puts and calls) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders.

     The Company attempts to mitigate risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.


                                      27                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(4)  SALE OF BUSINESS

     HEALTH PRODUCTS BUSINESS

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC), to reinsure this block of business. The related gain of $136,803 was deferred and will be amortized into operations over the anticipated run-off of the in-force reserves. During 2006, $44,857 of the deferred gain was amortized and included in other revenue on the Consolidated Statement of Operations. The remainder of the deferred gain will amortize through 2009.

     Offsetting the gain on sale, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2006, all of these incremental costs have been paid except for a $124 liability for termination benefits, which will be paid in 2007.

     As of December 31, 2006, the Consolidated Balance Sheets include the following remaining balances related to the sale of the health products business:

Receivables (non-affiliated)                                $          18,950
Reinsurance recoverable:  Recoverable on
policyholder liabilities, non-affiliated                              153,091
Other assets                                                               50
                                                           -------------------
Total Assets                                                        $ 172,091
                                                           ===================

Policyholder liabilities: Future policy benefit reserves                $ 347
Policyholder liabilities: Policy and contract claims                  152,736
Policyholder liabilities: Unearned premiums                                50
                                                           -------------------
Total policyholder liabilities                                        153,133
Accrued expenses                                                        8,007
Reinsurance payable                                                    13,682
Deferred gain on reinsurance                                           91,946
                                                           -------------------
Total Liabilities                                                   $ 266,768
                                                           ===================



     LIFE REINSURANCE BUSINESS

     During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In connection with this agreement, the Company recognized a recoverable on future policy benefit reserves of $379,781 and received a ceding commission of $310,000. The related gain of $264,095 was deferred and is being amortized into operations over the projected earnings pattern of the related reinsured policies.

     The majority of the in-force business that was coinsured with RGA was novated to RGA during 2004. As a result of the novations in 2004, the Company realized a pro-rata portion of the deferred gain associated with the underlying novated treaties of $215,062 and expensed related DAC of $161,375. Also, as a result of the novations in 2004, the Company recorded a decrease of $529,357 in future policy benefit reserves and the related recoverable on policyholder liabilities. The corresponding decreases were also reflected in life insurance benefits and benefit recoveries on the Consolidated Statements of Operations.


                                      28                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     At December 31, 2006 and 2005, the remaining deferred gain was $8,531 and $10,420, respectively, and was included in deferred gain on reinsurance on the Consolidated Balance Sheets. Deferred gain amortization was $1,889, $2,067, and $233,384 during 2006, 2005, and 2004, respectively, and was included in amortization of deferred gain on reinsurance on the Consolidated Statements of Operations.

(5)  INVESTMENTS

     At December 31, 2006 and 2005, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table:

                                                            Amortized           Gross           Gross           Estimated
                                                              cost           unrealized       unrealized          fair
                                                             or cost            gains           losses            value
-----------------------------------------------------------------------------------------------------------------------------

2006:
     Fixed-maturity securities:
        U.S. government                              $         2,030,504              852               -          2,031,356
        U.S. government sponsored agency                          61,700              837               -             62,537
        States and political subdivisions                        308,140            8,173               -            316,313
        Foreign government                                       185,094            5,724               -            190,818
        Public utilities                                       1,380,157           27,335               -          1,407,492
        Corporate securities                                  17,429,070          388,860               -         17,817,930
        Mortgage-backed securities                             9,949,161           17,273               -          9,966,434
        Collateralized mortgage obligations                       55,474            1,833               -             57,307
-----------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                   31,399,300          450,887               -         31,850,187
     Equity securities                                             4,940              349               2              5,287
-----------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities      $        31,404,240          451,236               2         31,855,474
-----------------------------------------------------------------------------------------------------------------------------

2005:
     Fixed-maturity securities:
        U.S. government                              $         4,546,371          139,776          33,728          4,652,419
        U.S. government sponsored agency                          92,096            1,739             821             93,014
        States and political subdivisions                        300,350            9,934           3,719            306,565
        Foreign government                                       139,692            6,676           1,348            145,020
        Public utilities                                       1,159,163           41,188           7,410          1,192,941
        Corporate securities                                  12,532,143          472,701         121,861         12,882,983
        Mortgage-backed securities                             9,532,980           12,267         230,738          9,314,509
        Collateralized mortgage obligations                       78,757            2,912             143             81,526
-----------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                   28,381,552          687,193         399,768         28,668,977
     Securities held under agreements to repurchase              584,115               82          22,071            562,126
     Equity securities                                           384,730           98,663           3,149            480,244
-----------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities      $        29,350,397          785,938         424,988         29,711,347
-----------------------------------------------------------------------------------------------------------------------------



                                      29                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The net unrealized gains (losses) on securities included in stockholder's equity consist of the following at December 31:

                                                              2006               2005                2004
---------------------------------------------------------------------------------------------------------------

Available-for-sale:
     Fixed maturities                                $           450,887            287,425            822,200
     Securities held under agreements

        to repurchase                                                  -            (21,989)            (2,409)

     Equities                                                        347             95,514            114,225
Adjustments for:
     Deferred policy acquisition costs                          (258,680)          (147,489)          (384,837)
     VOBA                                                         (9,013)            (4,508)           (20,972)
     Deferred sales inducements                                  (24,405)           (16,050)           (41,208)
     Unrealized revenue reserve                                   33,862                  -                  -
     Deferred taxes                                              (67,729)           (67,515)          (170,449)
---------------------------------------------------------------------------------------------------------------

        Net unrealized gains                         $           125,269            125,388            316,550
---------------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on available-for-sale fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $185,451, $(554,355), and $134,848 for the years ended December 31, 2006, 2005, and 2004, respectively.

     The changes in net unrealized (losses) gains on available-for-sale equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(95,167), $(18,711), and $54,125 for the years ended December 31, 2006, 2005, and 2004, respectively. The decrease of $95,167 in 2006 in unrealized gains on available-for-sale equity investments was due to a change in the Company's investment strategy.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $11,613,039 as of December 31, 2006.

                                                                        Amortized             Estimated
                                                                          cost               fair value
---------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Due in one year or less                                    $           446,335               448,090
      Due after one year through five years                                1,748,268             1,787,749
      Due after five years through ten years                               8,636,326             8,724,357
      Due after ten years                                                 10,563,736            10,866,250
      Mortgage-backed securities and collateralized
           mortgage obligations                                           10,004,635            10,023,741
---------------------------------------------------------------------------------------------------------------

           Total available-for-sale fixed-maturity securities    $        31,399,300            31,850,187
---------------------------------------------------------------------------------------------------------------


                                      30                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     Proceeds from sales of available-for-sale fixed-maturity securities investments were $5,636,908, $6,581,975, and $7,088,084 during 2006, 2005, and 2004, respectively. Proceeds from tax-free and taxable exchanges for available-for-sale fixed-maturity securities were $1,160, $32,136, and $0 during 2006, 2005, and 2004, respectively. Gross gains of $44,105, $93,165, and $89,359 and gross losses of $55,714, $35,948, and $33,231 were realized on those sales and tax-free and taxable exchanges of securities in 2006, 2005, and 2004, respectively. In 2006, 2005, and 2004, losses of $612,766,
     $1,949, and $1,767, respectively, were recognized on available-for-sale fixed-maturity securities for other-than-temporary impairment. Available-for-sale forward commitments of $0, $1,132,116, and $3,074,819 were purchased and $0, $1,132,116, and $3,074,819 were sold by the Company during 2006, 2005, and 2004, respectively.

     As discussed in note 2, the Company established a trading portfolio during 2005. Proceeds from sales of trading fixed-maturity securities investments were $172,653 and $317,482 during 2006 and 2005, respectively. Proceeds from tax-free exchanges from trading fixed-maturity securities were $5,240 and $0 during 2006 and 2005, respectively. Gross gains of $4 and $3,172 and gross losses of $1,326 and $2,961 were realized on those sales of trading fixed-maturity securities in 2006 and 2005, respectively. Proceeds from sales of trading equity securities investments were $5,894 and $7,397. Gross gains of $6 and $0 and gross losses of $248 and $184 were realized on those sales during 2006 and 2005, respectively. Trading securities had realized gross gains of $17,319 and $25,098 and realized gross losses of $74,512 and $45,915 in realized investment gains on the Consolidated Statements of Operations for 2006 and 2005, respectively. Trading forward commitments of $0 and $644,299 were purchased and $0 and $645,510 were sold by the Company, generating realized gross gains of $0 and $1,211 on the sale of these during 2006 and 2005, respectively. There were no losses realized in 2006 or 2005.

     Proceeds from the sale of available-for-sale equity securities were $506,311, $1,014,145, and $64,206 during 2006, 2005, and 2004, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from available-for-sale equity securities were $3,868, $12,615, and $6,936 during 2006, 2005, and 2004, respectively. Gross gains of $102,652, $55,595, and $451 and gross losses of $6,875, $22,696, and $3,213 were realized on those sales in 2006, 2005, and 2004, respectively. In 2006, 2005, and 2004, losses of $29, $12,122, and $15,352, respectively, were recognized on available-for-sale equity securities for other-than-temporary impairment.

     During 2005, the Company disposed of its investment in preferred stock of an affiliate via a dividend to AZOA. Further details are found in note 15.

     As of December 31, 2006 and 2005, investments with a carrying value of $68,347 and $67,462, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     As of December 31, 2006 and 2005, the Company held options purchased (asset) with an amortized cost of $577,906 and $510,150, respectively, and fair value of $712,772 and $535,556, respectively. The notional amounts of the option contracts purchased were $32,277,493 and $12,189,933 at December 31, 2006 and 2005, respectively. As of December 31, 2006 and 2005, the Company held options sold (liability) with a basis of $378,469 and $65,289 and fair value of $324,094 and $34,633, respectively. The notional amounts of the option contracts sold were $29,689,655 and $6,205,814 at December 31, 2006 and 2005, respectively.

     As of December 31, 2006 and 2005, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index. The Company recognized a net gain of $459,046 and $84,970 during 2006 and 2005, respectively, in net investment income on the Consolidated Statements of Operations.

     During 2004, the Company made the decision to sell its ownership interest in Allianz Education Funds, Inc. (AEFI), a scholarship insurance company located in Canada, resulting in a pre-tax loss of $15,461, included in realized investment gains on the Consolidated Statements of Operations. In 2006, the Company sold its interest


                                      31                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment gains on the Consolidated Statements of Operations.

     Net realized investment gains (losses) for the years ended December 31, 2006, 2005, and 2004 are summarized as follows:


                                                                                    2006               2005               2004
--------------------------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Fixed-maturity securities - sales                                     $     (11,609)            57,217             56,128
      Fixed-maturity securities - other than temporary impairments               (612,766)            (1,949)            (1,767)
      Equity securities                                                            95,748             20,777            (18,114)
Mortgage loans on real estate                                                     (11,935)            (4,025)            (2,804)
Real estate                                                                        21,451              8,922             18,135
Loss on sale of AEFI                                                                    -                  -            (15,461)
Gain on sale of Life Sales                                                         22,451                  -                  -
Other                                                                              (1,996)              (102)             6,466
--------------------------------------------------------------------------------------------------------------------------------
                Subtotal                                                         (498,656)            80,840             42,583
Trading losses, net                                                               (58,757)           (19,579)                 -
--------------------------------------------------------------------------------------------------------------------------------
                    Net (losses) gains before taxes                              (557,413)            61,261             42,583

Tax (benefit) expense on net realized gains (losses)                             (195,095)            21,441             14,904
--------------------------------------------------------------------------------------------------------------------------------

                    Net (losses) gains after taxes                          $    (362,318)            39,820             27,679
--------------------------------------------------------------------------------------------------------------------------------

     The increase in other than temporary impairments in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1, THE MEANING OF
     OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     The Company's investment in mortgage loans on real estate at December 31, 2006, 2005, and 2004 is summarized as follows:

                                                                             2006             2005              2004
--------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate:
     Commerical                                                       $      3,402,303         2,145,795        1,206,824
     Residential                                                                 1,988             2,384            2,478
     Valuation allowances                                                      (32,330)          (20,395)         (16,370)
--------------------------------------------------------------------------------------------------------------------------
           Total mortgage loans on real estate                        $      3,371,961         2,127,784        1,192,932
--------------------------------------------------------------------------------------------------------------------------


     At December 31, 2006, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 34.4% or $1,170,186, and 15.7% or $534,793, respectively. At December 31, 2005, mortgage loans on real estate with concentrations over 10% in one state were in California at 29.7% or $637,493.


                                      32                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The valuation allowances on mortgage loans on real estate at December 31, 2006, 2005, and 2004 and the changes in the allowance for the years then ended are summarized as follows:

                                                                  2006             2005              2004
---------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                 $         20,395           16,370            13,566

     Charged to operations                                           11,935            4,025             2,804
---------------------------------------------------------------------------------------------------------------
Balance, end of year                                       $         32,330           20,395            16,370
---------------------------------------------------------------------------------------------------------------

     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                                               2006               2005                2004
-----------------------------------------------------------------------------------------------------------------

Interest:
     Available-for-sale fixed-maturity securities      $        1,657,920          1,361,508           1,115,507
     Mortgage loans on real estate                                176,235            102,797              71,223
     Policy loans                                                   9,182              7,404               4,212
     Short-term securities                                         76,047             55,713              34,299
Dividends:
     Preferred stock                                                    -                  -                 159
     Available-for-sale common stock                                  335             17,287              16,540
Change in fair value of equity-indexed
     annuity-related reserves                                  (1,096,386)          (209,419)           (398,536)
Change in fair value of equity-indexed annuity
     and guaranteed benefit-related options                       124,391            (22,799)             95,388
Gain (loss) on exercise of equity-indexed annuity and
     guaranteed benefit-related options                            59,794           (109,142)            136,698
Gain on exercise of equity-indexed annuity and
     guaranteed benefit-related futures                           459,046             84,970                   -
Interest on assets held by reinsurers                               4,054              4,424               4,885
Rental income on real estate                                       36,780             33,785              31,126
Interest on loans to affiliates                                    35,030             35,648              39,909
Other invested assets                                              20,227             11,045               5,970
Investment income on trading securities                           188,468            105,145                   -
-----------------------------------------------------------------------------------------------------------------
        Total investment income                                 1,751,123          1,478,366           1,157,380
Investment expenses                                                61,435             52,418              48,760
-----------------------------------------------------------------------------------------------------------------

            Net investment income                      $        1,689,688          1,425,948           1,108,620
-----------------------------------------------------------------------------------------------------------------


                                      33                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below.


                                         12 months or less        Greater than 12 months            Total
                                      ------------------------- -------------------------- --------------------------
                                      -------------------------------------------------------------------------------
                                       Fair value  Unrealized    Fair value  Unrealized     Fair value  Unrealized
                                                    losses                    losses                      losses
                                      -------------------------------------------------------------------------------
                                      ------------------------- -------------------------- --------------------------
2006:
    Fixed-maturity securities:
      U.S. government               $            -           -             -            -             -            -
      U.S. government sponsored
        agency                                   -           -             -            -             -            -
      States and political subdivisions          -           -             -            -             -            -
      Foreign government                         -           -             -            -             -            -
      Public utilities                           -           -             -            -             -            -
      Corporate securities                       -           -             -            -             -            -
      Mortgage-backed securities                 -           -             -            -             -            -
      Collateralized mortgage
        obligations                              -           -             -            -             -            -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities          -           -             -            -             -            -
    Equity securities                          348           2             -            -           348            2
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securit$es        348           2             -            -           348            2
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

2005:
    Fixed-maturity securities:
      U.S. government              $     1,274,306      32,522        36,823        1,206     1,311,129       33,728
      U.S. government sponsored
        agency                              52,813         821             -            -        52,813          821
      States and political subdivisions    172,846       3,294         6,860          425       179,706        3,719
      Foreign government                    70,755       1,348             -            -        70,755        1,348
      Public utilities                     392,323       6,888         7,456          522       399,779        7,410
      Corporate securities               4,433,873      98,340       388,753       23,521     4,822,626      121,861
      Mortgage-backed securities         6,338,437     184,010     1,615,179       46,728     7,953,616      230,738
      Collateralized mortgage
        obligations                          3,104          30         9,337          113        12,441          143
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities 12,738,457     327,253     2,064,408       72,515    14,802,865      399,768
    Securities held under agreements
      to repurchase                        560,864      22,071             -            -       560,864       22,071
    Equity securities                       30,202       3,149           344            -        30,546        3,149
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities$13,329,523     352,473     2,064,752       72,515    15,394,275      424,988
---------------------------------------------------------------------------------------------------------------------


The decrease in unrealized losses in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

As of December 31, 2006 and 2005, the number of available-for-sale investment holdings that were in an unrealized loss position were 0 and 3,855, respectively, for fixed-maturity securities, and 4 and 7, respectively, for equity securities.


                                      34                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


There were no fixed-maturities that were in an unrealized loss position less than 12 months at December 31, 2006.

(6)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                         2006                              2005
----------------------------------------------------------------------------------------------------------------------
                                                       Carrying            Fair          Carrying           Fair
                                                        amount            value           amount            value
                                                     --------------   ---------------  --------------   --------------
Financial assets
    Available-for-sale:
       Fixed-maturity securities:
          U.S. government                          $     2,031,356         2,031,356       4,652,419        4,652,419
          U.S. government sponsored agency                  62,537            62,537          93,014           93,014
          States and political subdivisions                316,313           316,313         306,565          306,565
          Foreign governments                              190,818           190,818         145,020          145,020
          Public utilities                               1,407,492         1,407,492       1,192,941        1,192,941
          Corporate securities                          17,817,930        17,817,930      12,882,983       12,882,983
          Mortgage-backed securities                     9,966,434         9,966,434       9,314,509        9,314,509
          Collateralized mortgage obligations               57,307            57,307          81,526           81,526
       Equity securities                                     5,287             5,287         480,244          480,244
    Trading:
       Fixed-maturity securities:
          U.S. government                                1,203,299         1,203,299       1,244,683        1,244,683
          U.S. government sponsored agency                  20,355            20,355          20,658           20,658
          States and political subdivisions                 55,758            55,758          54,502           54,502
          Foreign governments                               36,704            36,704          37,469           37,469
          Public utilities                                 175,246           175,246         132,705          132,705
          Corporate securities                           2,146,631         2,146,631       1,147,587        1,147,587
          Mortgage-backed securities                       723,681           723,681         654,789          654,789
       Equity securities                                    23,198            23,198          14,050           14,050
    Securities held under agreements
       to repurchase                                             -                 -         562,126          562,126
    Mortgage loans on real estate                        3,371,961         3,378,766       2,127,784        2,215,762
    Short-term securities                                  983,650           983,650         144,214          144,214
    Options                                                712,772           712,772         535,556          535,556
    Loans to affiliates                                    218,553           221,901         360,000          364,838
    Policy loans                                           146,139           146,139         115,393          115,393
    Cash                                                   182,622           182,622         137,833          137,833
    Separate account assets                             19,837,566        19,837,566      16,221,972       16,221,972

Financial liabilities

    Investment contracts                                43,177,395        37,438,787      37,099,592       32,926,889
    Securities held under agreements
       to repurchase                                             -                 -         559,615          559,615
    Option liability                                       324,094           324,094          34,633           34,633
    Mortgage notes payable                                 146,900           156,059         106,664          113,233
    Separate account liabilities                        19,837,566        18,957,500      16,221,972       15,460,077
----------------------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity and universal life products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.


                                      35                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Carrying value of liabilities of funds borrowed under securities held under agreements to repurchase approximate fair value due to the short-term nature of these liabilities. Fair value of mortgage notes payable is the present value pay-off amount including unpaid principal balance and any applicable prepayment fees. Included in 2005 mortgage notes payable is the note for construction of an addition to the home office. Due to the short-term nature of this note, the unpaid principal balance is an approximate fair value (see note 11 for further information) as it is for other short-term notes included in this balance. The fair value of the option liability is derived internally. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7)  GOODWILL

     Goodwill at December 31, 2006 and 2005 and the changes in the balance for the years then ended are as follows:

                                                        2006             2005
--------------------------------------------------------------------------------

Balance, beginning of year                    $        428,323         358,198

     Increased ownership in partially owned
     field marketing organizations                      66,920          51,958
     Acquisition of broker-dealer                            -          18,167

                                                 -------------------------------
                                              ----------------------------------
Balance, end of year                          $        495,243         428,323
                                              ----------------------------------



     Increase in goodwill is the result of the exercise of put options by minority-owned field marketing organizations in 2006 requiring the Company to purchase part or all of the stock or member interests of the organizations. See note 18 for further information. There was no goodwill impairment in 2006, 2005, or 2004.

(8)  VALUE OF BUSINESS ACQUIRED (VOBA) AND INTANGIBLE ASSETS

     VOBA at December 31, 2006, 2005, and 2004 and the changes in the balance for the years then ended are as follows:

                                           2006          2005         2004
--------------------------------------------------------------------------------

Balance, beginning of year            $     66,373        48,517      116,123
Interest                                     1,313         2,810        3,760
Amortization                                (9,338)       (1,417)     (39,671)
Cumulative adjustment - SOP 03-1                 -             -      (34,753)
Change in shadow VOBA                       (4,504)       16,463        3,058
                                    ------------------------------------------
Balance, end of year                  $     53,844        66,373       48,517
                                    ------------------------------------------


                                      36                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The cumulative adjustment in 2004 relates to the adoption of SOP 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, and is discussed further in the Recently Issued Accounting Pronouncements section of note 2.

     The net amortization of the VOBA in each of the next five years is expected to be:

         2007           $      (13,476)
         2008                  (12,659)
         2009                   (8,895)
         2010                   (5,670)
         2011                   (4,147)

     Intangible assets at December 31, 2006, 2005, and 2004 and the changes in the balance for the years then ended are as follows:

                                      2006             2005             2004
--------------------------------------------------------------------------------
Balance, beginning of year     $         39,519          34,844           37,442
                                              -
     Additions                            5,390          10,140                -
     Amortization                        (4,770)         (5,465)         (2,598)
     Impairment                         (29,650)              -                -

                                  ----------------------------------------------
                               -------------------------------------------------
Balance, end of year           $         10,489          39,519           34,844
                               -------------------------------------------------


     Amortization of intangible assets in each of the next five years is expected to be:
         2007           $       (2,626)
         2008                   (2,528)
         2009                   (2,266)
         2010                   (1,501)
         2011                     (754)

     During 2006, an impairment of the Contractual Right Intangible Asset totaling $29,650 was made associated with the anticipated sale of a subsidiary which served as the administrator of the Company's variable annuity business. This subsidiary is actively being marketed and the sale is expected to be completed in the first half of 2007. The impairment was determined based on the offers received from potential buyers for the subsidiary. The impairment is included in general and administrative expenses on the 2006 Consolidated Statement of Operations.

     During 2006 and 2005, there were no other events or changes other than as described above in circumstances that warranted recoverability testing for intangible assets.


                                      37                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


(9)  DEFERRED ACQUISITION COSTS (DAC)

     DAC at December 31, 2006, 2005, and 2004 and the changes in the balance for the years then ended are as follows:

                                               2006             2005             2004
-----------------------------------------------------------------------------------------

Balance, beginning of year             $      4,326,771       3,077,824        2,321,379
                                                      -
     Capitalization                           1,166,321       1,411,789        1,322,900
     Interest                                   161,169         139,492          109,877
     Amortization                              (277,844)       (546,402)        (482,892)
     Change in shadow DAC                      (111,191)        244,068           19,129
     Cumulative adjustment - SOP 03-1                 -               -         (212,569)

                                          -----------------------------------------------
                                       --------------------------------------------------
Balance, end of year                   $      5,265,226       4,326,771        3,077,824
                                       --------------------------------------------------

     The cumulative adjustment in 2004 related to the adoption of SOP 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
     NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

(10) DEFERRED SALES INDUCEMENTS (DSI)

     DSI at December 31, 2006, 2005, and 2004 and the changes in the balance for years then ended are as follows:

                                                                   2006             2005             2004
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        590,537         372,278                -

     Reclass from policy and contract account
     balances - SOP 03-1                                                   -               -          153,374
     Cumulative adjustment - SOP 03-1                                      -               -           (2,842)
     Deferrals                                                       152,416         245,885          305,826
     Amortization                                                    (13,276)        (52,785)         (42,872)
     Change in shadow DSI                                             (8,355)         25,159          (41,208)

                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $        721,322         590,537          372,278
                                                            --------------------------------------------------

     Prior to the adoption of SOP 03-1 in 2004, DSI were reported in policy and contract account balances as a contra-liability. The reclass from policy and contract account balances line in the table above represents the balance as of January 1, 2004. In addition, SOP 03-1 required the revaluation of the balance, which is reflected in the cumulative adjustment line in the table above. See further discussion in the Recently Issued Accounting Pronouncements section of note 2.

(11) MORTGAGE NOTES PAYABLE

     In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

     In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan

                                      38                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     agreement with Northwestern Mutual Life Insurance Company in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. At December 31, 2006, the combined loan had a balance of $138,900. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company had used to finance the acquisition of property for, and construction of, its headquarters.

     The Company has long-term debt in the form of a mortgage on an investment in real estate in the amount of $8,000 as of December 31, 2006 and 2005. The interest on the loan is paid each month and is calculated at 7.22% annually. The loan will mature on February 1, 2008; however, prepayment is permitted. The loan payments are interest only until the maturity date, when the principal will become due.

     Interest expense for all loans was $5,352, $5,217, and $3,607 in 2006, 2005, and 2004, respectively, and is presented in net investment income in the Consolidated Statements of Operations. The future payments required under these loans are as follows:


2007                                          $        4,777
2008                                                  13,048
2009                                                   5,334
2010                                                   5,636
2011 and beyond                                      118,105
-------------------------------------------------------------
Total                                         $      146,900
-------------------------------------------------------------

(12) ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2006 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

                                      39                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Activity in the accident and health claim reserves is summarized as follows:

                                                                     2006              2005              2004
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
     of $215,327, $195,333, and $206,962, respectively        $        155,552           133,523           160,822

Adjustment primarily related to commutation and
     assumption reinsurance on blocks of business                      (18,564)           (1,809)          (15,215)

Incurred related to:
     Current year                                                       80,336           173,406           132,846
     Prior years                                                        (3,962)           10,148            (9,076)
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          76,374           183,554           123,770
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       33,308            56,768            41,206
     Prior years                                                       119,865           102,948            94,648
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             153,173           159,716           135,854
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $329,398, $215,327, and $195,333,
     respectively                                             $         60,189           155,552           133,523
-------------------------------------------------------------------------------------------------------------------

     Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the Health claim handling reserve. Prior year incurreds for 2005 reflect unanticipated claim development on prior policy years for both stop loss and reinsurance assumed business. The decrease in prior year incurreds in 2004 is largely related to favorable claim development on the excess of loss medical business offset by a reserve adjustment on a reinsurance assumed arrangement.

(13) REINSURANCE

     The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses it has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Included in reinsurance recoverables at December 31, 2006 are $1,384,541, $981,151, $470,416, $366,738, and $334,122 recoverable from five insurers who, as of December 31, 2006, were rated B++ or higher by A.M. Best's Insurance Reports. The Company believes significant exposure to risk with insurers with lower ratings is sufficiently mitigated at December 31, 2006.

                                     40                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     Effective June 30, 2005, the Company recaptured certain life and annuity business previously ceded to SCOR Life Re. Related to this transaction, the Company paid a ceding commission of $8,500 for the recapture of $311,712 in reserves and $5,956 of policyholder loans.

     Of the amounts ceded to others, the Company ceded life insurance in force of $0, $0, and $8,473 in 2006, 2005, and 2004, respectively, and life insurance premiums earned of $0, $0, and $30 in 2006, 2005, and 2004, respectively, to its ultimate parent, Allianz SE. The Company also ceded to Allianz SE accident and health premiums earned of $387, $712, and $7,816 in 2006, 2005, and 2004, respectively.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

     As discussed in note 4, effective October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, HCC, to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803 which is being amortized into operations through 2009. During 2006, $44,857 was amortized and included in other revenue on the Consolidated Statements of Operations. The remaining deferred gain was $91,946 as of December 31, 2006

     As discussed in note 4, effective July 1, 2003, the Company entered into a 100% coinsurance agreement with an unrelated insurance company, RGA, to coinsure the traditional life reinsurance block of business. Related to this transaction, the Company recaptured certain traditional life reinsurance business previously ceded to Allianz SE, which resulted in a gain of $3,000 in 2003. During 2004, the Company novated the majority of the underlying contracts of this coinsurance agreement to RGA.

     Throughout 2006, 2005, and 2004, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company has decided to exit. In connection with these agreements, the Company has ceded premiums of $75,981, $2,158, and $7,673 in 2006, 2005, and 2004, respectively, and received expense allowances of $3,539, $163, and $1,662 in 2006, 2005, and 2004,
     respectively.

     To minimize risk associated with terminated business throughout 2004, the Company entered into assumption reinsurance agreements whereby certain blocks of business were sold to unrelated insurance companies. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. In connection with these agreements, the Company transferred reserves of $7,295 and recognized a gain of $0 in 2004.

     Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2006, 2005, and 2004, $12,659, $13,807, and $15,297, respectively, were amortized and included in other revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2006 and 2005 was $65,677 and $78,336, respectively.

     During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,364,625 and $2,378,267 were recorded as of December 31, 2006 and 2005, respectively, in connection with these agreements.


                                     41                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(14) INCOME TAXES

     INCOME TAX EXPENSE

     Total income tax expense for the years ended December 31 is as follows:

                                                                    2006             2005             2004
---------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:
      Current tax expense                                    $        81,510           54,032          136,211
      Deferred tax expense (benefit)                                  28,558          (20,076)         (18,531)
---------------------------------------------------------------------------------------------------------------
           Total income tax expense
                attributable to operations                           110,068           33,956          117,680

Tax (benefit) attributable to equity
      earnings of preferred stock of affiliate                             -                -          (13,650)
Tax (benefit) expense attributable to equity
      earnings of equity method investees                             (1,266)           1,606            5,554
Tax expense due to cumulative effect of
      change in accounting                                                 -                -            6,432
---------------------------------------------------------------------------------------------------------------
Total income tax expense
      attributable to net income                                     108,802           35,562          116,016

Income tax effect on equity:
      Income tax (benefit) expense allocated to
        stockholder's equity:
           Attributable to unrealized
                gains and losses on investments                          213         (102,934)          59,483
           Attributable to unrealized
                gains and losses on post-retirement
                obligation                                             1,304                -                -
           Attributable to unrealized
                gains and losses on foreign exchange                      68              587            2,135
---------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                            $       110,387          (66,785)         177,634
---------------------------------------------------------------------------------------------------------------



                                     42                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     COMPONENTS OF INCOME TAX EXPENSE

     Income tax expense computed at the statutory rate of 35% varies from income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                   2006             2005             2004
--------------------------------------------------------------------------------------------------------------
Income tax expense computed at
      the statutory rate                                    $        126,494         126,544          131,367
Dividends-received deductions and tax-
      exempt interest                                                (19,798)        (14,473)         (11,317)
Accrual (release) of tax contingency reserve                           4,400          (2,929)               -
IRS settlement                                                             -         (81,199)               -
Foreign tax, net                                                         389           4,848             (342)
Other                                                                 (1,417)          1,165           (2,028)
--------------------------------------------------------------------------------------------------------------

           Income tax expense as reported                   $        110,068          33,956          117,680
--------------------------------------------------------------------------------------------------------------

     The Company was under audit by the IRS for the years ended December 31, 1991 through December 31, 2002. In June 2005, the Joint Committee on Taxation approved the settlement of a refund claim filed by the Company that related to years under audit. This refund claim resulted in a net benefit, including tax and interest, of approximately $81,199. The benefit is reflected in income tax expense attributable to operations in the 2005 Consolidated Statement of Operations. During 2005, the Company also recorded a release of tax contingency reserve as a result of the IRS finalizing their audit of years 1991 through 2002.

     As required under SFAS 109, ACCOUNTING FOR INCOME TAXES, the Company performed an analysis of potential areas of exposure and as a result established a tax contingency reserve in 2006 for tax benefits claimed in prior years.


                                     43                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability) at December 31 are as follows:

                                                                              2006                2005
-------------------------------------------------------------------------------------------------------------
Deferred tax assets:
      Policy reserves                                                $        1,701,390            1,529,389
      Coinsurance deferred income                                                63,195               39,976
      Expense accruals                                                           33,787               29,690
      Impaired assets                                                           227,030               14,488
      Provision for post-retirement benefits                                      2,280                3,693
      Other                                                                       1,981                3,650
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                          2,029,663            1,620,886
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                              1,675,840            1,349,491
      Investment income                                                         140,383               62,194
      Depreciation/amortization                                                  23,907               23,573
      Value of business acquired                                                 18,846               23,231
      Deferred intercompany gain                                                  7,421                    -
      Net unrealized gain on investments and foreign exchange                   162,358              130,511
      Other                                                                       8,242                5,683
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                     2,036,997            1,594,683
-------------------------------------------------------------------------------------------------------------

Net deferred tax (liability) asset                                   $           (7,334)              26,203
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $83,896, $239,034, and $259,000 in 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, respectively, the Company had a tax receivable from AZOA of $45,387 and $40,578, reported in other assets on the Consolidated Balance Sheets.

     At December 31, 2006 and 2005, the Company had a tax payable separate from the agreement with AZOA in the amount of $1,028 and $196, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.


                                     44                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(15) RELATED-PARTY TRANSACTIONS

     Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to a related party, Fireman's Fund Insurance Company, a sister company wholly owned by the same parent company, Allianz of America, Inc. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

     The Company recorded related-party invested assets of $218,553 and $360,000 at December 31, 2006 and 2005, respectively, representing 1% and 1% of total invested assets and 6.5% and 10.9% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+.

     In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2006 and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $13,056 and $13,468 was earned during 2006 and 2005, respectively, and is included in net investment income on the Consolidated Statements of Operations. For 2006, the loan is collateralized by a
     (euro)100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $138,934 at December 31, 2006. For 2005, the loan is collateralized by 4,542 shares of Assurances Generales de France S.A., a publicly traded subsidiary of Allianz SE. These shares had a fair value of $448,494 at December 31, 2005.

     Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2006 in the amount of $11,447. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $6,974, $7,180, and $7,180 was earned during 2006, 2005, and 2004, respectively, and is included in net investment income on the Consolidated Statements of Operations.

     In September 2005, the Company purchased corporate bonds with a carrying value of $98,081 from Fireman's Fund Insurance Company. This transaction included $1,560 of accrued interest and resulted in no gain or loss being recorded by either party.

     During 2005, the Company participated in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $150 and $0 in fair value of loaned securities outstanding as of December 31, 2006 and 2005, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $151 and $458, of which none was sold or repledged as of December 31, 2006 or 2005, respectively. The Company earned fee revenue of $4,451 and $4,025 for the years ended December 31, 2006 and 2005, respectively, in connection with these arrangements, which is reported in net investment income on the Consolidated Statements of Operations. See further discussion in note 2.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of AGR preferred stock, a wholly owned subsidiary of AZOA. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value


                                     45                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     of these shares and the amount AZOA paid for the shares in December 2002. Prior to 2005, the Company's investment in AGR preferred stock represented 23.7% of the outstanding common and preferred shares of AGR and was accounted for using the equity method of accounting (see note 2 for further discussion). Under the equity method, the Company's share of AGR's earnings was realized through equity in earnings of preferred stock of affiliate on the Consolidated Statements of Operations. The Company had a limit to its share of AGR's earnings per the preferred shares' contractual rights of an annual, cumulative return of 6%.

     On November 30, 2004, the Company received a dividend on its investment in AGR preferred stock in the form of a $100,000 promissory note from Allianz SE. The note has an interest rate of 5.19% and a maturity date of September 28, 2006. In accordance with the equity method of accounting, the dividend received was recorded as a reduction in the investment in preferred stock of affiliate on the Consolidated Balance Sheets. The Company immediately transferred the note to AZOA in the form of a dividend. The note was transferred at fair value, which was equal to book value. The State of Minnesota Department of Commerce granted approval for the dividends paid to AZOA.

     On November 29, 2005, the Company transferred, in the form of a dividend, 10,928 shares of the AGR preferred stock with a book value of $105,000 to AZOA. The Company then sold the remaining 58,221 shares of the AGR preferred stock to AZOA for $559,408 in cash. The shares were transferred and sold at book value.

     In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. The fair value of the loan was $254,558 and $257,878 at December 31, 2006 and 2005, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $15,000 was earned during 2006, 2005, and 2004 and is included in net investment income on the Consolidated Statements of Operations.

     The Company purchases and writes option contracts with Dresdner Bank Aktiengesellschaft, a subsidiary of Allianz SE, as part of a derivative hedging strategy (see further discussion in note 2). At December 31, 2006 and 2005, options purchased were $1,600 and $1,314, respectively, and options written were $0 at both December 31, 2006 and 2005.

     The Company has investment real estate properties leased to affiliates. The Company reported $3,993, $3,407, and $3,518 in 2006, 2005, and 2004, respectively, for rental income included in net investment income on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to Fireman's Fund Insurance Company (FFIC). The Company received rental income of $24, $22, and $10 in 2006, 2005, and 2004, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred lease expense of $150, $64, and $0 in 2006, 2005, and 2004, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

     The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $19,779, $16,736, and $15,079 in 2006, 2005, and 2004, respectively. The Company's liability for these expenses was $100 and $56 at December 31, 2006 and 2005, respectively, and is included in accrued expenses on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

     The Company provides various services to affiliated companies. The Company earned $1,779, $815, and $405 in 2006, 2005, and 2004, respectively, for related administrative expenses incurred. The receivable for these expenses was $405 and $324 for 2006 and 2005, respectively, and is included in receivables on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.


                                     46                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the Company, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $2,699, $2,322, and $1,109 during 2006, 2005, and 2004, respectively, which is included in fee and commission revenue on the Consolidated Statements of Operations. The receivable for these fees at December 31, 2006 and 2005 was $725 and $699, respectively, which is included in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $3,347, $3,387, and $2,836 during 2006, 2005, and 2004, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $351 and $270 at December 31, 2006 and 2005, respectively, included in accrued expenses on the Consolidated Balance Sheets.

(16) EMPLOYEE BENEFIT PLANS

     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit-sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. The Company may also declare a discretionary match following year-end. The Company has not yet determined if there will be a discretionary match for the plan year ended December 31, 2006. The Company declared a discretionary match of 2.5% of employees' salaries for each of the plan years ended December 31, 2005 and 2004, reported in general and administrative expenses on the Consolidated Statements of Operations and funded in 2006 and 2005, respectively. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $12,679, $10,751, and $9,560 in 2006, 2005, and 2004, respectively, toward the AAAP matching contributions and administration expenses.

     The Company sponsors a deferred compensation plan for a defined group of highly compensated employees, with a minimum base salary of $125, for the purpose of providing tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan and funds are invested the first day of each month, with the Company paying any fee expense. The accrued liability of $17,860 and $13,869 as of December 31, 2006 and 2005, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner it determines. Discretionary contributions are currently determined based on production. The accrued liability of $3,239 and


                                     47                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     $545 as of December 31, 2006 and 2005, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company participates in a stock-based compensation plan sponsored by Allianz SE which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. Expense of $10,980, $6,660, and $1,821 was recorded in 2006, 2005, and 2004, respectively, and is included in net investment income on the Consolidated Statements of Operations. The related liability of $14,860 and $9,502 as of December 31, 2006 and 2005, respectively, is recorded in accrued expenses on the Consolidated Balance Sheets. See further discussion in notes 2 and 15.

     The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the shares. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $281, $297, and $281 in 2006, 2005, and 2004, respectively.

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The Plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the Plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. The Company expensed $5,135 and $408 in 2006 and 2005, respectively, toward severance payments.

     The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2006 and 2005 was $6,514 and $10,550, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. During 2005, the Company, for tax advantages, pre-funded its post-retirement liability. The Company plans to continue pre-funding in the future.

     In 2006, the Company adopted SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, during 2006. The amounts recognized in accumulated other comprehensive income consist of:


                                         2006          2005
   ---------------------------------------------------------

   Net actuarial (loss)        $       (2,763)            -
   Prior service cost credit            5,185             -
   ---------------------------------------------------------
   ---------------------------------------------------------
   Total                       $        2,422             -
   ---------------------------------------------------------

                                     48                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The incremental effects of applying FAS 158 on individual line items on the Consolidated Balance Sheets as of December 31, 2006 are:


                                                Before implementation      Adjustments      After implementation
                                                                                                of FAS 158
----------------------------------------------------------------------------------------------------------


Other liabilities:
  Liability for post-retirement obligation    $            10,240             (3,726)               6,514
  Liability for deferred tax                                6,030              1,304                7,334


  Other liabilities                                       226,020                  -              226,020
                                                ----------------------------------------------------------
     Total other liabilities                              242,290             (2,422)             239,868
Total liabilities                                      70,706,321             (2,422)          70,703,899
  Accumulated other comprehensive income                  133,157              2,422              135,579
Total stockholder's equity                              3,429,660              2,422            3,432,082



     Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $296 and $(1,264), respectively.

     No plan assets are expected to be returned to the Company during the next 12-month period.


(17) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company's primary insurance operation, Allianz Life, as of December 31, 2006 and 2005 was $2,447,865 and $2,388,299, respectively. The statutory net income of Allianz Life for the years ended December 31, 2006, 2005, and 2004 was $318,528, $468,803,
     and $476,568, respectively.

     Allianz Life is required to meet minimum statutory capital and surplus requirements. Allianz Life's statutory capital and surplus as of December 31, 2006 and 2005 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, Allianz Life may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $451,379 can be paid in 2007 without prior approval of the Commissioner of Commerce.

                                     49                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 594% and 655% as of December 31, 2006 and 2005, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(18) COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. At this stage of the proceedings, we cannot predict the potential outcome of these lawsuits.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the National Association of Securities Dealers (now known as NASD), and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in responding to these requests. Additionally, the Company is involved in various pending or threatened legal proceedings involving replacement and suitability issues brought by state regulators arising from the conduct of its business.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies. Recently, a model regulation was approved regarding the suitability of sales to

                                     50                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     seniors. This regulation is now being revised. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking.

     In addition, Federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are recent inquiries by the SEC and the NASD, and a regulatory pronouncement by the NASD. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. Like other FIA issuers, the Company was contacted regarding this matter. The Company responded, and has received no further requests for information. The NASD also has commenced various inquiries regarding FIA products. Most recently, the NASD has inquired regarding transactions that involve exchanges from variable annuities into FIAs. Like other FIA issuers, the Company was contacted regarding this matter, and is responding. In addition, the NASD in 2005 issued a regulatory Notice to Members advising NASD member firms of the unique issues raised by FIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from five to ten years, the latest of which expires in 2016. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $41,705.

     The Company has limited partnership investments that require the commitment of capital over a period of up to ten years. The Company had capital commitments of $98,568 and $99,508, of which $82,176 and $81,495 has been funded, at December 31, 2006 and 2005, respectively.

     Beginning in 2005, the Company has private placement investments that require commitments of capital within the next year. The Company had capital commitments of $22,500 and $37,000 at December 31, 2006 and 2005, respectively, related to private placements. Funding of the private placements is expected to occur by March 31, 2007.

     The Company has commercial mortgage loan investments that require commitments of capital within the next year. The Company had capital commitments of $260,837 and $258,684 at December 31, 2006 and 2005, respectively. These commercial mortgage loan commitments are expected to be fully funded by September 30, 2007.

                                     51                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $9,739, $8,603, and $7,247 in 2006, 2005, and 2004, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease, reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:


2007                                          $        4,666
2008                                                   3,399
2009                                                   1,777
2010                                                   1,013
2011 and beyond                                        2,751
-------------------------------------------------------------
Total                                         $       13,606
-------------------------------------------------------------

     During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $64 in 2006. The future minimum lease payments and present value of the net minimum lease payments are as follows:


2007                                                     $        2,785
2008                                                              2,785
2009                                                              2,617
2010                                                                773
2011 and beyond                                                   2,254
------------------------------------------------------------------------
Total minimum lease payments                                     11,214

Less: Executory costs (estimated)                                   699
------------------------------------------------------------------------
Net minimum lease payments                                       10,515
Less: Imputed interest                                              898
------------------------------------------------------------------------
------------------------------------------------------------------------
Present value of net minimum lease payments              $        9,617
------------------------------------------------------------------------

     The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2006 are as follows:


2007                                          $       26,775
2008                                                  19,309
2009                                                  13,284
2010                                                  10,054
2011 and beyond                                       25,727
-------------------------------------------------------------
Total                                         $       95,149
-------------------------------------------------------------



                                     52                              (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(19) CAPITAL STRUCTURE

     The Company is authorized to issue three types of capital stock, as outlined in the table below.

                               Authorized,    Par value,       Redemption rights      Voluntary or involuntary liquidation rights
                                 Issued,       per share
                               Outstanding
                             --------------------------------------------------------------------------------------------------

Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,000
                                   20,000,000
-------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                      200,000,000 authorized   1.00 Designated by Board for each   Designated by Board for each series issued
                                                             each series issued                   each series issued
-------------------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00 $35.02 per share plus an            $35.02 per share plus an
                                    8,909,195                amount to yield a                    amount to yield a
                                    8,909,195               compounded annual return           compounded annual return
                                                              of 6%, after actual                of 6%, after actual
                                                              dividends paid                         dividends paid
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00 $35.02 per share plus an            $35.02 per share plus an
                                    9,994,289                amount to yield a                    amount to yield a
                                    9,994,289               compounded annual return          compounded annual return
                                                              of 6%, after actual                of 6%, after actual
                                                              dividends paid                          dividends paid
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00 Designated by Board for each   Designated by Board for each series issued
                                            0                each series issued                   each series issued
                                            0
-------------------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in notes 2 and 15 to these consolidated financial statements, the Company carried out various capital transactions with related parties during 2006, 2005, and 2004.


                                     53                              (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(20) FOREIGN CURRENCY TRANSLATION

     An analysis of foreign currency translation (as described in note 2) for the respective years ended December 31 follows:

                                                                          2006             2005              2004
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $        7,759            6,668             2,704
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                                  198            1,678             6,099
Amount of income tax expense for the period
      related to aggregate adjustment                                          (68)            (587)           (2,135)
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------
Net aggregate translation included in equity                                   130            1,091             3,964
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                 $        7,889            7,759             6,668
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                       $      0.85933          0.85605           0.83462
----------------------------------------------------------------------------------------------------------------------



(21) SUBSEQUENT EVENTS

     In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. Through this agreement, AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, will enter into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg (DB Lux). The effect of the agreement will result in a Reference Portfolio whereby DKPII will designate a portfolio of assets in accordance with pre-established investment guidelines. This investment will be reported in the Company's consolidated financial statements as an investment in a subsidiary (AZLPF).

     In January 2007, the Minnesota Attorney General's office filed a lawsuit against the Company alleging unsuitable sales of deferred annuities to senior citizens. The Company is responding to the Attorney General's action and intends to vigorously defend against the lawsuit.

     On April 1, 2007, the Company purchased all the issued and outstanding shares of Templeton Funds Annuity Company (TFAC) for $13,958 in cash. The purchase agreement includes a possible purchase price adjustment to be determined no later than ten days following the closing date. The Company expects any purchase price adjustment to be immaterial.



                                       54                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                     Type of Investment                             Cost (1)            Fair Value        Amount at Which Shown
                                                                                                            in the Consolidated
                                                                                                            Balance Sheet
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
         U.S. government                                              $2,030,504          $ 2,031,356          $ 2,031,356
         U.S. government sponsored agency                                 61,700               62,537               62,537
         States and political subdivisions                               308,140              316,313              316,313
         Foreign government                                              185,094              190,818              190,818
         Public utilities                                              1,380,157            1,407,492            1,407,492
         Corporate securities                                         17,429,070           17,817,930           17,817,930
         Mortgage-backed securities                                    9,949,161            9,966,434            9,966,434
         Collateralized mortgage obligations                              55,474               57,307               57,307
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
             Total available-for-sale fixed-maturity securities       31,399,300           31,850,187           31,850,187
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
     Trading fixed-maturity securities:
         U.S. government                                               1,226,730            1,203,299            1,203,299
         U.S. government sponsored agency                                 20,682               20,355               20,355
         States and political subdivisions                                57,493               55,758               55,758
         Foreign government                                               37,683               36,704               36,704
         Public utilities                                                180,182              175,246              175,246
         Corporate securities                                          2,181,802            2,146,631            2,146,631
         Mortgage-backed securities                                      738,798              723,681              723,681
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
             Total trading fixed-maturity securities                   4,443,370            4,361,674            4,361,674
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
                Total fixed-maturity securities                       35,842,670         $ 36,211,861           36,211,861
--------------------------------------------------------------   ----------------    =================    -----------------
--------------------------------------------------------------   ----------------    =================    -----------------
Equity securities:
     Available-for-sale equity securities:
         Common stocks:
             Industrial and miscellaneous                                  4,625              $ 4,789                4,789
         Preferred stocks                                                    315                  498                  498
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
             Total available-for-sale equity securities                    4,940                5,287                5,287
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
     Trading equity securities:
         Common stocks:
             Industrial and miscellaneous                                 19,512               23,198               23,198
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
                Total equity securities                                   24,452             $ 28,485               28,485
--------------------------------------------------------------   ----------------    =================    -----------------
--------------------------------------------------------------   ----------------    =================    -----------------
Other investments:
     Mortgage loans on real estate                                     3,371,961                                 3,371,961
     Short-term securities                                               983,650                                   983,650
     Options                                                             712,772                                   712,772
     Real estate                                                         455,983                                   455,983
     Loans to affiliates                                                 218,553                                   218,553
     Policy loans                                                        146,139                                   146,139
     Partnerships                                                         47,716                                    47,716
     Investment in equity-method investees                                 1,398                                     1,398
--------------------------------------------------------------   ----------------                         -----------------
--------------------------------------------------------------   ----------------                         -----------------
             Total other investments                                   5,938,172                                 5,938,172
                                                                 ----------------                         -----------------
                                                                 ----------------                         -----------------
                Total investments                             $       41,805,294                              $ 42,178,518
                                                                 ================                         =================
                                                                 ================                         =================

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

    See accompanying report of independent registered public accounting firm.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

                                          As of December 31,                             For the year ended December 31,
                     -------------------------------------------  ------------------------------------------------------------------
                     -------------------------------------------  ------------------------------------------------------------------
                                    Future                         Net premium                   Net change  Net change
                                benefit reserves         Policy      revenue                        in           in
           Deferred    Deferred   and policy and          and       and other    Net              deferred     policy        Other
         acquisition     sales  contract account Unearned contract   contract investment  Net      sales    acquisition   operating
            costs    inducements   balances     premiums  claims  considerations income benefits inducements*  costs**     expenses
------------------------------------------------------------------------------------------------------------------------------------
Life        $ 170,869   $ 8,393  $ 1,934,148     $ 190  $ 15,215  $61,008   $ 38,414   $ 46,474  $ (5,930)   $ (24,179)   $ 72,942
Annuities   5,008,526   712,929   45,909,869   201,549         -  281,255  1,634,027    905,150  (133,209)    (998,281)  1,467,394
Accident       85,831         -      879,263    60,765   389,587  293,674     17,247    246,033         -      (27,186)    120,617
and health
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

           $5,265,226 $ 721,322 $ 48,723,280 $ 262,504 $ 404,802 $635,937 $1,689,688 $1,197,657 $(139,139) $(1,049,646) $1,660,953

          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

2005:
Life        $ 148,320   $ 2,536  $ 1,867,883     $ 236  $ 24,978  $54,415   $ 27,533   $ 46,821  $ (2,736)   $ (22,032)   $ 34,614
Annuities   4,119,805   588,001   39,243,997   222,636         -  308,022  1,385,131  1,057,950  (190,365)    (961,894)  1,652,776
Accident       58,646         -      713,352    53,250   370,880  285,412     13,284    222,245         -      (20,953)     97,451
and health
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

          $ 4,326,771 $ 590,537 $ 41,825,232 $ 276,122 $ 395,858 $647,849 $1,425,948 $1,327,016 $(193,101) $(1,004,879) $1,784,841
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

2004:
Life        $ 123,124       $ -  $ 1,807,190     $ 220  $ 34,124  $39,035   $ 26,192       $ 90       $ -    $ 155,179    $ 55,063
Annuities   2,917,007   372,278   30,768,923   248,241        25  270,491  1,071,475  1,070,939  (262,954)  (1,087,930)  1,521,509
Accident       37,693         -      637,936    48,007   265,183  222,942     10,953    154,382         -      (17,134)     76,263
and health
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

          $ 3,077,824 $ 372,278 $ 33,214,049 $ 296,468 $ 299,332 $532,468 $1,108,620 $1,225,411 $(262,954)   $(949,885) $1,652,835
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

*     See note 10 for aggregate gross amortization of DSI.
**    See note 9 for aggregate gross amortization of policy acquisition costs.


    See accompanying report of independent registered public accounting firm.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                            SCHEDULE IV - REINSURANCE

                                                                                                               Percentage
                                                           Ceded             Assumed                            of amount
                                        Direct            to other         from other            Net             assumed
           Year ended                   amount           companies          companies          amount             to net
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2006:
     Life insurance in force           $ 19,670,790      $ 21,512,211       $ 10,097,563       $ 8,256,142            122.3%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 110,030          $ 71,272           $ 22,250          $ 61,008             36.5%
        Annuities                           280,396            (2,017)            (1,158)          281,255             -0.4%
        Accident and health                 404,556           251,341            140,459           293,674             47.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 794,982         $ 320,596          $ 161,551         $ 635,937             25.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2005:

     Life insurance in force           $ 18,735,647      $ 21,663,520       $ 10,980,508       $ 8,052,635            136.4%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 109,632          $ 74,698           $ 19,481          $ 54,415             35.8%
        Annuities                           309,755               472             (1,262)          308,021             -0.4%
        Accident and health                 369,401           198,097            114,109           285,413             40.0%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 788,788         $ 273,267          $ 132,328         $ 647,849             20.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2004:

     Life insurance in force           $ 17,993,455      $ 23,438,557       $ 12,440,017       $ 6,994,915            177.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 100,227         $ 355,190          $ 293,998          $ 39,035            753.2%
        Annuities                           278,281             7,170               (620)          270,491             -0.2%
        Accident and health                 301,396           201,086            122,632           222,942             55.0%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 679,904         $ 563,446          $ 416,010         $ 532,468             78.1%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------



    See accompanying report of independent registered public accounting firm.
                                       57








                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Consolidated Balance Sheets as of December 31, 2006 and 2005.
    3.     Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004.
    4.     Consolidated Statements of Comprehensive Income for the years ended December 31, 2006, 2005 and 2004.
    5.     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.
    6.     Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.
    7.     Notes to Consolidated Financial Statements - December 31, 2006, 2005 and 2004.
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2006.
    3.     Statements of Operations for the year or period ended December 31, 2006.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2006 and 2005.
    5.     Notes to Financial Statements - December 31, 2006.

b.  Exhibits

    1.     Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1)
    2.     Not Applicable
    3.a.   Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated
           September 14, 1988.(2) (North American Life and Casualty Company is
           the predecessor to Allianz Life Insurance Company of North America.
           NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor
           Services, LLC, which is the predecessor to Allianz Life Financial
           Services, LLC.)
      b.   Copy of Broker-Dealer Agreement between North American Life and
           Casualty Company and NALAC Financial Plans, Inc. dated November 19,
           1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September
           30, 2002; Amendment #3 dated October 1, 2003.(17) (North American
           Life and Casualty Company is the predecessor to Allianz Life
           Insurance Company of North America. NALAC Financial Plans, Inc, is
           the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
      c.   Form of General Agency Agreement with Allianz Life Financial Services, LLC.(14)
    4.a.   Individual Variable Annuity Contract L40236(6-00)(8)
      b.   Contract Schedule Page - S40573AA(13)
      c.   GAV Benefit Endorsement - S40710-HFB(13)
      d.   Fixed Account with a MVA Endorsement - S40709-HFB(13)
      e.   Traditional GMDB Endorsement - S40706(6)
      f.   Enhanced GMDB Endorsement - S40707(6)
      g.   GMIB Endorsement - S40711-HFB(13)
      h.   GWB Endorsement - S40708-HFB(13)
      i.   Inherited IRA/Roth IRA Endorsement - S40713(12)
      j.   MVA Amendment Endorsement - S40740*
    5.     Application for Individual Variable Annuity Contract - F40435(9)
    6.     (i) Copy of Certificate of the Amendment of Charter of the Company
           dated October 5, 1988 and the Declaration of Intention and Charter
           dated August 26, 1996(14)
           (ii) Copy of the Restated Bylaws of the Company (as amended October 2, 1996)(14)
    7.     Not Applicable
    8.a.   Copy of Administrative Services between AIM Advisors, Inc. and
           Allianz Life Insurance Company of North America, dated 7/27/1999(17)
      b.   Copy of Participation Agreement between AIM Variable Insurance Funds,
           Inc., Allianz Life Insurance Company of North America and NALAC
           Financial Plans LLC, dated 7/27/1999(3)
      c.   Copy of Amendments to Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North
           America and Allianz Life Financial Services, LLC (formerly NALAC
           Financial Plans LLC and formerly USAllianz Investor Services, LLC, dated 5/1/02, 5/1/05, 5/1/06(17)
      d.   Copy of Participation Agreement between Davis Variable Account Fund,
           Inc., Davis Distributors, LLC and Allianz Life Insurance Company of
           North America, dated 11/1/1999(4)
      e.   Copy of Amendments to Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life
           Insurance Company of North America dated 2/1/00, 11/5/01, 5/1/02,
           5/1/03, 4/30/04, 4/29/05,5/1/06(17)
      f.   Copy of Administrative Services Agreement between The Dreyfus
           Corporation and Allianz Life Insurance Company of North America,
           dated 5/1/2002(17)
      g.   Copy of Amendments to Administrative Services Agreement between The
           Dreyfus Corporation and Allianz Life Insurance Company of North
           America, dated 8/7/02, 10/16/06(17)
      h.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
           Corporation and USAllianz Investor Services, LLC (predecessor to
           Allianz Life Financial Services, LLC.), dated 5/1/2002(17)
      i.   Copy of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, Dreyfus Investment Portfolios and The
           Dreyfus Life and Annuity Index Fund, dated 5/1/2002(7)
      j.   Copy of Amendment to Fund Participation Agreement between Allianz
           Life Insurance Company of North America, Dreyfus Investment
           Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2006(17)
      k.   Copy of Administrative Services Agreement between Franklin Templeton
           Services LLC and Allianz Life Insurance Company of North America,
           dated 10/1/2003(11)
      l.   Copy of Amendments to Administrative Services Agreement between
           Franklin Templeton Services LLC and Allianz Life Insurance Company of
           North America, dated 9/12/05, 10/3/05, 5/1/06(17)
      m.   Copy of Participation Agreement between Franklin Templeton Variable
           Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
           Allianz Life Insurance Company of North America and USAllianz
           Investor Services, LLC (the predecessor to Allianz Life Financial
           Services, LLC.), and dated 10/1/2003(11)
      n.   Copy of Amendments to Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Allianz Life Insurance Company of North America
           and USAllianz Investor Services, LLC (the predecessor to Allianz Life
           Financial Services, LLC.), dated 5/3/04, 4/29/05, 5/1/06(17)
      o.   Copy of Participation Agreement between Premier VIT, Allianz Life
           Insurance Company of North America and Allianz Global Investors
           Distributors LLC, dated 5/1/2006(15)
      p.   Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated
           5/1/2006(15)
      q.   Copy of Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
           America, dated 12/1/1999(10)
      r.   Copy of Amendment to Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
           America, dated 2/1/00(17)
      s.   Copy of Participation Agreement between Oppenheimer Variable Account
           Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of
           North America, dated 12/1/1999(4)
      t.   Copy of Amendments to Participation Agreement between Oppenheimer
           Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
           Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04,
           4/29/05, 5/1/06(17)
      u.   Copy of Amended and Restated Services Agreement between Pacific
           Investment Management Company LLC and Allianz Life Insurance Company
           of North America, dated 01/01/2007(17)
      v.   Copy of Participation Agreement between Allianz Life Insurance
           Company of North America, PIMCO Variable Insurance Trust, and PIMCO
           Funds Distributors LLC, dated 12/1/1999(4)
      w.   Copy of Amendments to Participation Agreement between Allianz Life
           Insurance Company of North America, PIMCO Variable Insurance Trust,
           and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02,
           5/1/03, 4/30/04, 4/29/05(17)
      x.   Copy of Distribution Services Agreement between Allianz Life
           Insurance Company of North America and Allianz Global Investors
           Distributors, LLC, dated 01/01/2007(17)
      y.   Copy of Services Agreement between Prudential Investment Management
           Services LLC and Allianz Life Insurance Company of North America,
           dated 12/15/2000(10)
      z.   Copy of Amendment to Services Agreement between Prudential Investment
           Management Services LLC and Allianz Life Insurance Company of North
           America, dated 9/9/2002(17)
      aa.  Copy of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, The Prudential Series Fund, Inc.,
           Prudential Investments Fund Management LLC, and Prudential Investment
           Management Services, LLC, dated 12/15/2000((5))
      ab.  Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated
           12/16/1999(10)
      ac.  Copy of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Allianz Life Insurance Company of North America, dated
           12/1/1999(4)
      ad.  Copy of Amendments to Participation Agreement between Seligman
           Portfolios, Inc. and Allianz Life Insurance Company of North America,
           dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(17)
      ae.  Copy of Service Agreement between Van Kampen Asset Management Inc.
           and Allianz Life Insurance Company of North America, dated
           11/15/1999(17)
      af.  Copy of Amendment to Service Agreement between Van Kampen Asset
           Management Inc. and Allianz Life Insurance Company of North America,
           dated 2/1/2000(17)
      ag.  Copy of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, Van Kampen Life Investment Trust, Van
           Kampen Funds Inc., and Van Kampen Asset Management, Inc., dated
           5/1/2001(7)
      ah.  Copy of Amendments to Participation Agreement between Allianz Life
           Insurance Company of North America, Van Kampen Life Investment Trust,
           Van Kampen Funds Inc., and Van Kampen Asset Management Inc. and,
           dated 5/1/02, 5/1/03(17)
      ai.  Copy of Amended and Restated Participation Agreement between
           USAllianz Variable Insurance Products Trust, Allianz Life Insurance
           Company of North America and BISYS Fund Services Limited Partnership,
           dated 12/2/2004(11)
      aj.  Copy of Amendments to Participation Agreement between USAllianz
           Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership, dated
           4/29/05, 11/29/06(17)
    9.     Opinion and Consent of Counsel*
    10.    Consent of Independent Registered Public Accounting Firm*
    11.    Not Applicable
    12.    Not Applicable
    13.    Power of Attorney(16)

* Filed herewith

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.
(5) Incorporated by reference from Post-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on September 9. 2002.
(7) Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(8) Incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.
(9) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-111049 and 811-05618) electronically filed on February 23, 2004.
(10) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(11) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(12) Incorporated by reference from Post-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-111049 and 811-05618) electronically filed on April 27, 2005.
(13) Incorporated by reference from Post-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-111049 and 811-05618) electronically filed on April 27, 2006.
(14) Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(15)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(16)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 9, 2007.
(17)Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Gabrielle M. Matzdorff                             Senior Vice President and Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Gary Bhojwani                                      Director and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Volker Stueven                                     Senior Vice President, Chief Risk Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Denise M. Blizil                                   Senior Vice President, Enterprise Services
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Wayne A. Robinson                                  Senior Vice President, Chief Legal Officer and
                                                        Secretary
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Tyrus R. Campbell                                  Senior Vice President, Treasurer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Jan R. Carendi                                     Director and Chairman of the Board
     Allianz AG
     Koenigin Strasse 28
     D-80802
     Munich, Germany
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     James Campbell                                     Director
     c/o Wells Fargo and Company
     Wells Fargo Center
     Sixth & Marquette
     Minneapolis, MN 55479-0116
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Reverend Dennis Dease                              Director
     c/o University of St. Thomas
     215 Summit Avenue
     St. Paul, MN 55105-1096
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Michael P. Sullivan                                Director
     7505 Metro Boulevard
     Minneapolis, MN 55439
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Ralph Strangis                                     Director
     Kaplan Strangis & Kaplan PA
     5500 Norwest Center
     Minneapolis, MN 55402-4126
     -------------------------------------------------- ------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2007 there were 4,931 qualified Contract Owners and 2,839 non-qualified Contract Owners with Contracts in the separate account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                      Allianz Life of NY Variable Account C

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Manager, Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Angela Wilson                          Chief Financial Officer and President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Brad Coustan                           Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Corey J. Walther                       Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Dave Schliesman                        Senior Vice President - Sales
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Wayne Peterson                         Chief Compliance Officer
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Stewart D. Gregg                       Secretary
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Carol Dunn                             Assistant Secretary
         -------------------------------------- -----------------------------------------------------------------

c.
For the period 1-1-2006 to 12-31-2006:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC    $208,081,442.45              $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $208,081,442.45 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 23rd day of April, 2007.

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                  (Registrant)

               By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   (Depositor)

                            BY: /S/GARY C. BHOJWANI*
                                Gary C. Bhojwani
                      Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 23rd day of April, 2007.


       SIGNATURE                         TITLE
       Jan R. Carendi*                   Director and Chairman of the Board
       Jan R. Carendi
       Gary C. Bhojwani*                 Director and Chief Executive Officer
       Gary C. Bhojwani
       Gabby Matzdorff*                  Senior Vice President and Chief
       Gabby Matzdorff                   Financial Officer
       Robert W. MacDonald*              Director
       Robert W. MacDonald
       Michael P. Sullivan*              Director
       Michael P. Sullivan
       Rev. Dennis J. Dease*             Director
       Rev. Dennis J. Dease
       James R. Campbell*                Director
       James R. Campbell
       Peter Huehne*                     Director
       Peter Huehne
       Ralph Strangis*                   Director
       Ralph Strangis
       Dr. Helmut Perlet*                Director
       Dr. Helmut Perlet
       Charles Kavitsky*                 Director
       Charles Kavitsky

    * By Power of Attorney filed as Exhibit 13 to this Registration Statement

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                                    FORM N-4
                      (FILE NOS. 333-111049 AND 811-05618)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EX-99.B4.j.    MVA Amendment Endorsement
EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consent of Independent Registered Public Accounting Firm